Vanguard Total Bond Market II Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.5%)
U.S. Government Securities (42.8%)
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,139
United States Treasury Note/Bond	8.750%	8/15/20	15,755	16,676
United States Treasury Note/Bond	1.375%	9/30/20	283,315	282,074
United States Treasury Note/Bond	2.000%	9/30/20	114,642	114,858
United States Treasury Note/Bond	1.625%	10/15/20	317,940	317,295
United States Treasury Note/Bond	1.375%	10/31/20	381,818	379,970
United States Treasury Note/Bond	1.750%	10/31/20	246,582	246,429
United States Treasury Note/Bond	2.875%	10/31/20	109,865	111,101
United States Treasury Note/Bond	1.750%	11/15/20	849,670	849,007
United States Treasury Note/Bond	2.625%	11/15/20	532,450	537,109
United States Treasury Note/Bond	1.625%	11/30/20	304,025	303,408
United States Treasury Note/Bond	2.000%	11/30/20	321,475	322,179
United States Treasury Note/Bond	2.750%	11/30/20	458,772	463,718
United States Treasury Note/Bond	1.875%	12/15/20	708,440	708,993
United States Treasury Note/Bond	1.750%	12/31/20	200,000	199,876
United States Treasury Note/Bond	2.375%	12/31/20	119,345	120,184
United States Treasury Note/Bond	2.500%	12/31/20	573,205	578,129
United States Treasury Note/Bond	2.000%	1/15/21	483,080	484,365
United States Treasury Note/Bond	1.375%	1/31/21	325,353	323,625
United States Treasury Note/Bond	2.125%	1/31/21	169,525	170,293
United States Treasury Note/Bond	2.500%	1/31/21	361,665	365,057
United States Treasury Note/Bond	2.250%	2/15/21	511,532	514,888
United States Treasury Note/Bond	3.625%	2/15/21	277,415	284,395
United States Treasury Note/Bond	1.125%	2/28/21	145,148	143,878
United States Treasury Note/Bond	2.000%	2/28/21	340,741	341,913
United States Treasury Note/Bond	2.500%	2/28/21	76,125	76,910
United States Treasury Note/Bond	2.375%	3/15/21	27,761	28,008
United States Treasury Note/Bond	1.250%	3/31/21	236,387	234,652
United States Treasury Note/Bond	2.250%	3/31/21	287,264	289,373
United States Treasury Note/Bond	2.375%	4/15/21	318,258	321,291
United States Treasury Note/Bond	1.375%	4/30/21	117,322	116,680
United States Treasury Note/Bond	2.250%	4/30/21	75,747	76,351
United States Treasury Note/Bond	2.625%	5/15/21	332,092	336,867
United States Treasury Note/Bond	3.125%	5/15/21	610	623
United States Treasury Note/Bond	2.000%	5/31/21	87,899	88,297
United States Treasury Note/Bond	2.125%	5/31/21	447,608	450,616
United States Treasury Note/Bond	2.625%	6/15/21	226,450	229,917
United States Treasury Note/Bond	1.625%	6/30/21	359,563	359,114
United States Treasury Note/Bond	2.125%	6/30/21	299,510	301,708
United States Treasury Note/Bond	2.625%	7/15/21	273,625	278,071
United States Treasury Note/Bond	1.125%	7/31/21	356,305	352,742
United States Treasury Note/Bond	1.750%	7/31/21	322,112	322,566
United States Treasury Note/Bond	2.250%	7/31/21	109,725	110,822
United States Treasury Note/Bond	2.125%	8/15/21	224,628	226,418
United States Treasury Note/Bond	2.750%	8/15/21	375,798	383,137
United States Treasury Note/Bond	8.125%	8/15/21	34,550	38,604
United States Treasury Note/Bond	1.125%	8/31/21	224,994	222,708
United States Treasury Note/Bond	1.500%	8/31/21	97,298	97,009
United States Treasury Note/Bond	2.000%	8/31/21	241,675	243,147

United States Treasury Note/Bond	2.750%	9/15/21	186,200	190,157
United States Treasury Note/Bond	1.125%	9/30/21	6,848	6,777
United States Treasury Note/Bond	1.500%	9/30/21	95,745	95,506
United States Treasury Note/Bond	2.125%	9/30/21	293,750	296,411
United States Treasury Note/Bond	2.875%	10/15/21	308,441	315,961
United States Treasury Note/Bond	1.250%	10/31/21	400,342	397,091
United States Treasury Note/Bond	2.000%	10/31/21	275,870	277,768
United States Treasury Note/Bond	2.000%	11/15/21	281,541	283,652
United States Treasury Note/Bond	2.875%	11/15/21	554,519	568,643
United States Treasury Note/Bond	1.750%	11/30/21	420,296	421,216
United States Treasury Note/Bond	1.875%	11/30/21	100,425	100,927
United States Treasury Note/Bond	2.625%	12/15/21	872,994	892,226
United States Treasury Note/Bond	2.000%	12/31/21	221,840	223,641
United States Treasury Note/Bond	2.125%	12/31/21	154,225	155,912
United States Treasury Note/Bond	2.500%	1/15/22	823,356	839,313
United States Treasury Note/Bond	1.500%	1/31/22	324,393	323,481
United States Treasury Note/Bond	1.875%	1/31/22	323,028	324,843
United States Treasury Note/Bond	2.000%	2/15/22	39,412	39,775
United States Treasury Note/Bond	2.500%	2/15/22	1,040,133	1,061,102
United States Treasury Note/Bond	1.750%	2/28/22	235,777	236,513
United States Treasury Note/Bond	1.875%	2/28/22	304,490	306,299
United States Treasury Note/Bond	2.375%	3/15/22	991,706	1,010,608
United States Treasury Note/Bond	1.750%	3/31/22	202,337	203,096
United States Treasury Note/Bond	1.875%	3/31/22	345,708	348,086
United States Treasury Note/Bond	2.250%	4/15/22	983,190	998,547
United States Treasury Note/Bond	1.750%	4/30/22	193,091	193,815
United States Treasury Note/Bond	1.875%	4/30/22	212,589	214,018
United States Treasury Note/Bond	1.750%	5/15/22	300,000	301,218
United States Treasury Note/Bond	2.125%	5/15/22	371,910	376,789
United States Treasury Note/Bond	1.750%	5/31/22	67,332	67,595
United States Treasury Note/Bond	1.875%	5/31/22	111,900	112,739
United States Treasury Note/Bond	1.750%	6/15/22	723,879	727,158
United States Treasury Note/Bond	1.750%	6/30/22	360,000	361,631
United States Treasury Note/Bond	2.125%	6/30/22	135,735	137,729
United States Treasury Note/Bond	1.750%	7/15/22	348,260	349,674
United States Treasury Note/Bond	1.875%	7/31/22	269,263	271,326
United States Treasury Note/Bond	2.000%	7/31/22	187,730	189,900
United States Treasury Note/Bond	1.500%	8/15/22	499,453	498,359
United States Treasury Note/Bond	1.625%	8/15/22	311,534	311,973
United States Treasury Note/Bond	7.250%	8/15/22	75	87
United States Treasury Note/Bond	1.625%	8/31/22	341,015	341,387
United States Treasury Note/Bond	1.875%	8/31/22	204,931	206,661
United States Treasury Note/Bond	1.500%	9/15/22	1,256,405	1,254,244
United States Treasury Note/Bond	1.750%	9/30/22	268,153	269,494
United States Treasury Note/Bond	1.875%	9/30/22	371,801	375,114
United States Treasury Note/Bond	1.875%	10/31/22	217,955	219,897
United States Treasury Note/Bond	2.000%	10/31/22	307,020	310,858
United States Treasury Note/Bond	1.625%	11/15/22	32,826	32,877
United States Treasury Note/Bond	7.625%	11/15/22	150	177
United States Treasury Note/Bond	2.000%	11/30/22	253,275	256,519
United States Treasury Note/Bond	2.125%	12/31/22	496,046	504,573
United States Treasury Note/Bond	1.750%	1/31/23	279,340	280,868
United States Treasury Note/Bond	2.375%	1/31/23	281,440	288,608
United States Treasury Note/Bond	2.000%	2/15/23	295,850	299,918
United States Treasury Note/Bond	1.500%	2/28/23	122,637	122,330
United States Treasury Note/Bond	2.625%	2/28/23	370,434	383,225
United States Treasury Note/Bond	1.500%	3/31/23	100,115	99,896

United States Treasury Note/Bond	2.500%	3/31/23	394,925	407,389
United States Treasury Note/Bond	1.625%	4/30/23	151,271	151,507
United States Treasury Note/Bond	2.750%	4/30/23	153,300	159,527
United States Treasury Note/Bond	1.750%	5/15/23	124,775	125,516
United States Treasury Note/Bond	1.625%	5/31/23	122,505	122,773
United States Treasury Note/Bond	2.750%	5/31/23	65,346	68,062
United States Treasury Note/Bond	1.375%	6/30/23	254,587	252,757
United States Treasury Note/Bond	2.625%	6/30/23	191,146	198,432
United States Treasury Note/Bond	1.250%	7/31/23	217,965	215,343
United States Treasury Note/Bond	2.750%	7/31/23	3,997	4,171
United States Treasury Note/Bond	2.500%	8/15/23	409,285	423,544
United States Treasury Note/Bond	1.375%	8/31/23	344,995	342,514
United States Treasury Note/Bond	1.375%	9/30/23	152,840	151,741
United States Treasury Note/Bond	2.875%	9/30/23	114,482	120,260
United States Treasury Note/Bond	1.625%	10/31/23	60,445	60,586
United States Treasury Note/Bond	2.875%	10/31/23	75,000	78,856
United States Treasury Note/Bond	2.750%	11/15/23	228,215	238,877
United States Treasury Note/Bond	2.125%	11/30/23	182,625	186,677
United States Treasury Note/Bond	2.875%	11/30/23	97,846	102,983
United States Treasury Note/Bond	2.250%	12/31/23	120,863	124,244
United States Treasury Note/Bond	2.625%	12/31/23	1,554,823	1,622,116
United States Treasury Note/Bond	2.250%	1/31/24	197,225	202,834
United States Treasury Note/Bond	2.500%	1/31/24	686,069	712,654
United States Treasury Note/Bond	2.750%	2/15/24	270,399	283,835
United States Treasury Note/Bond	2.125%	2/29/24	248,000	253,890
United States Treasury Note/Bond	2.375%	2/29/24	298,197	308,541
United States Treasury Note/Bond	2.125%	3/31/24	784,519	803,646
United States Treasury Note/Bond	2.000%	4/30/24	280,940	286,340
United States Treasury Note/Bond	2.250%	4/30/24	184,542	190,135
United States Treasury Note/Bond	2.500%	5/15/24	566,753	590,222
United States Treasury Note/Bond	2.000%	5/31/24	268,571	274,026
United States Treasury Note/Bond	1.750%	6/30/24	280,810	283,222
United States Treasury Note/Bond	2.000%	6/30/24	230,940	235,450
United States Treasury Note/Bond	1.750%	7/31/24	57,500	58,021
United States Treasury Note/Bond	2.125%	7/31/24	195,665	200,709
United States Treasury Note/Bond	2.375%	8/15/24	659,320	684,045
United States Treasury Note/Bond	1.250%	8/31/24	632,633	623,934
United States Treasury Note/Bond	1.875%	8/31/24	243,460	247,112
United States Treasury Note/Bond	1.500%	9/30/24	413,789	412,883
United States Treasury Note/Bond	2.125%	9/30/24	693,720	712,041
United States Treasury Note/Bond	2.250%	10/31/24	309,393	319,545
United States Treasury Note/Bond	2.250%	11/15/24	474,872	490,529
United States Treasury Note/Bond	2.125%	11/30/24	698,200	717,184
United States Treasury Note/Bond	2.250%	12/31/24	289,725	299,503
United States Treasury Note/Bond	2.500%	1/31/25	334,225	349,944
United States Treasury Note/Bond	2.000%	2/15/25	312,509	319,150
United States Treasury Note/Bond	2.750%	2/28/25	333,477	353,589
United States Treasury Note/Bond	2.625%	3/31/25	517,823	545,899
United States Treasury Note/Bond	2.875%	4/30/25	467,029	498,843
United States Treasury Note/Bond	2.125%	5/15/25	436,221	448,627
United States Treasury Note/Bond	2.875%	5/31/25	109,085	116,618
United States Treasury Note/Bond	2.750%	6/30/25	179,285	190,575
United States Treasury Note/Bond	2.875%	7/31/25	233,510	250,000
United States Treasury Note/Bond	2.000%	8/15/25	189,083	193,307
United States Treasury Note/Bond	6.875%	8/15/25	40,840	52,875
United States Treasury Note/Bond	2.750%	8/31/25	186,630	198,645
United States Treasury Note/Bond	3.000%	9/30/25	8,733	9,426

United States Treasury Note/Bond	3.000%	10/31/25	100,900	109,003
United States Treasury Note/Bond	2.250%	11/15/25	472,390	489,958
United States Treasury Note/Bond	2.875%	11/30/25	456,327	489,981
United States Treasury Note/Bond	2.625%	12/31/25	716,225	759,198
United States Treasury Note/Bond	2.625%	1/31/26	666,595	707,004
United States Treasury Note/Bond	1.625%	2/15/26	541,734	541,989
United States Treasury Note/Bond	2.500%	2/28/26	402,907	424,563
United States Treasury Note/Bond	2.250%	3/31/26	467,794	486,066
United States Treasury Note/Bond	2.375%	4/30/26	135,000	141,371
United States Treasury Note/Bond	1.625%	5/15/26	519,378	519,622
United States Treasury Note/Bond	2.125%	5/31/26	378,579	390,648
United States Treasury Note/Bond	1.875%	6/30/26	393,440	399,955
United States Treasury Note/Bond	1.875%	7/31/26	172,000	174,848
United States Treasury Note/Bond	1.500%	8/15/26	514,832	510,729
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,734
United States Treasury Note/Bond	1.375%	8/31/26	715,805	704,288
United States Treasury Note/Bond	1.625%	9/30/26	276,478	276,522
United States Treasury Note/Bond	2.000%	11/15/26	336,562	345,185
United States Treasury Note/Bond	6.500%	11/15/26	36,215	48,070
United States Treasury Note/Bond	2.250%	2/15/27	464,121	484,282
United States Treasury Note/Bond	6.625%	2/15/27	39,650	53,354
United States Treasury Note/Bond	2.375%	5/15/27	93,030	98,030
1 United States Treasury Note/Bond	2.250%	8/15/27	417,539	436,525
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,240
United States Treasury Note/Bond	2.250%	11/15/27	187,761	196,444
United States Treasury Note/Bond	6.125%	11/15/27	55,808	74,783
United States Treasury Note/Bond	2.750%	2/15/28	552,470	599,861
United States Treasury Note/Bond	2.875%	5/15/28	531,973	584,005
United States Treasury Note/Bond	2.875%	8/15/28	597,152	656,682
United States Treasury Note/Bond	5.500%	8/15/28	35,575	46,826
United States Treasury Note/Bond	3.125%	11/15/28	705,130	791,840
United States Treasury Note/Bond	5.250%	11/15/28	76,342	99,448
United States Treasury Note/Bond	2.625%	2/15/29	441,527	478,024
United States Treasury Note/Bond	5.250%	2/15/29	32,279	42,291
United States Treasury Note/Bond	2.375%	5/15/29	551,096	585,369
United States Treasury Note/Bond	1.625%	8/15/29	820,124	816,532
United States Treasury Note/Bond	6.125%	8/15/29	62,930	88,328
United States Treasury Note/Bond	6.250%	5/15/30	139,435	201,113
United States Treasury Note/Bond	5.375%	2/15/31	240,675	331,831
United States Treasury Note/Bond	4.500%	2/15/36	206,843	285,315
United States Treasury Note/Bond	4.750%	2/15/37	63,500	91,043
United States Treasury Note/Bond	5.000%	5/15/37	71,327	105,241
United States Treasury Note/Bond	4.375%	2/15/38	73,450	101,924
United States Treasury Note/Bond	4.500%	5/15/38	73,579	103,758
United States Treasury Note/Bond	3.500%	2/15/39	117,894	147,773
United States Treasury Note/Bond	4.250%	5/15/39	107,867	148,637
United States Treasury Note/Bond	4.500%	8/15/39	100,656	143,246
United States Treasury Note/Bond	4.375%	11/15/39	105,905	148,631
United States Treasury Note/Bond	4.625%	2/15/40	189,805	274,891
United States Treasury Note/Bond	4.375%	5/15/40	159,320	224,217
United States Treasury Note/Bond	3.875%	8/15/40	122,325	161,813
United States Treasury Note/Bond	4.250%	11/15/40	146,854	203,943
United States Treasury Note/Bond	4.750%	2/15/41	163,692	242,163
United States Treasury Note/Bond	4.375%	5/15/41	127,000	179,626
United States Treasury Note/Bond	3.750%	8/15/41	140,310	182,973
United States Treasury Note/Bond	3.125%	11/15/41	123,056	146,764
United States Treasury Note/Bond	3.125%	2/15/42	173,742	207,295

United States Treasury Note/Bond	3.000%	5/15/42	178,000	208,260
United States Treasury Note/Bond	2.750%	8/15/42	287,528	323,064
United States Treasury Note/Bond	2.750%	11/15/42	263,319	295,739
United States Treasury Note/Bond	3.125%	2/15/43	254,159	303,362
United States Treasury Note/Bond	2.875%	5/15/43	358,200	411,035
United States Treasury Note/Bond	3.625%	8/15/43	297,652	384,203
United States Treasury Note/Bond	3.750%	11/15/43	421,506	554,875
United States Treasury Note/Bond	3.625%	2/15/44	373,494	483,208
United States Treasury Note/Bond	3.375%	5/15/44	368,490	459,404
United States Treasury Note/Bond	3.125%	8/15/44	396,150	475,070
United States Treasury Note/Bond	3.000%	11/15/44	372,151	437,568
United States Treasury Note/Bond	2.500%	2/15/45	367,882	396,279
United States Treasury Note/Bond	3.000%	5/15/45	350,154	412,635
United States Treasury Note/Bond	2.875%	8/15/45	325,506	375,400
United States Treasury Note/Bond	3.000%	11/15/45	181,817	214,657
United States Treasury Note/Bond	2.500%	2/15/46	315,698	340,165
United States Treasury Note/Bond	2.500%	5/15/46	292,873	315,661
United States Treasury Note/Bond	2.250%	8/15/46	353,005	362,271
United States Treasury Note/Bond	2.875%	11/15/46	389,990	451,596
United States Treasury Note/Bond	3.000%	2/15/47	254,099	301,385
United States Treasury Note/Bond	3.000%	5/15/47	177,051	209,998
United States Treasury Note/Bond	2.750%	8/15/47	97,418	110,356
United States Treasury Note/Bond	2.750%	11/15/47	617,004	699,337
United States Treasury Note/Bond	3.000%	2/15/48	389,470	462,737
United States Treasury Note/Bond	3.125%	5/15/48	451,233	548,812
United States Treasury Note/Bond	3.000%	8/15/48	479,182	570,375
United States Treasury Note/Bond	3.375%	11/15/48	183,303	233,741
United States Treasury Note/Bond	3.000%	2/15/49	518,233	618,397
United States Treasury Note/Bond	2.875%	5/15/49	419,489	489,686
United States Treasury Note/Bond	2.250%	8/15/49	553,015	569,346
				79,847,489
Agency Bonds and Notes (1.2%)
2 AID-Iraq	2.149%	1/18/22	9,025	9,097
2 AID-Israel	5.500%	9/18/23	6,500	7,443
2 AID-Israel	5.500%	12/4/23	7,002	8,064
2 AID-Israel	5.500%	4/26/24	5,575	6,495
2 AID-Israel	5.500%	9/18/33	150	212
2 AID-Jordan	2.503%	10/30/20	6,550	6,596
2 AID-Jordan	2.578%	6/30/22	3,180	3,261
2 AID-Jordan	3.000%	6/30/25	4,325	4,611
2 AID-Tunisia	2.452%	7/24/21	2,300	2,333
2 AID-Tunisia	1.416%	8/5/21	2,830	2,799
2 AID-Ukraine	1.471%	9/29/21	6,825	6,791
Federal Farm Credit Banks	1.680%	10/13/20	9,200	9,184
Federal Farm Credit Banks	2.550%	3/11/21	15,750	15,927
Federal Farm Credit Banks	2.230%	4/5/21	15,750	15,860
Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,225
Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,127
Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,333
Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,495
Federal Home Loan Banks	2.625%	10/1/20	75,000	75,571
Federal Home Loan Banks	3.125%	12/11/20	1,000	1,016
Federal Home Loan Banks	5.250%	12/11/20	5,250	5,464
Federal Home Loan Banks	1.375%	2/18/21	16,820	16,733
Federal Home Loan Banks	2.250%	6/11/21	30,000	30,275
Federal Home Loan Banks	5.625%	6/11/21	17,350	18,483
Federal Home Loan Banks	1.875%	7/7/21	45,140	45,286

Federal Home Loan Banks	1.125%	7/14/21	24,275	24,035
Federal Home Loan Banks	3.000%	10/12/21	81,300	83,434
Federal Home Loan Banks	1.875%	11/29/21	79,160	79,519
Federal Home Loan Banks	2.125%	6/10/22	7,750	7,855
Federal Home Loan Banks	2.000%	9/9/22	1,265	1,279
Federal Home Loan Banks	2.125%	3/10/23	28,800	29,279
Federal Home Loan Banks	2.500%	2/13/24	44,590	46,303
Federal Home Loan Banks	2.875%	6/14/24	200	212
Federal Home Loan Banks	1.500%	8/15/24	19,940	19,841
Federal Home Loan Banks	5.375%	8/15/24	1,585	1,864
Federal Home Loan Banks	2.875%	9/13/24	1,000	1,060
Federal Home Loan Banks	3.250%	11/16/28	19,645	21,921
Federal Home Loan Banks	5.500%	7/15/36	20,850	30,479
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	71,494
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	40,334
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,800	36,421
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	72,117
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	44,372
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,702
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	52,469
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	41,659
3 Federal National Mortgage Assn.	2.875%	10/30/20	20,015	20,233
3 Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,961
3 Federal National Mortgage Assn.	1.875%	12/28/20	42,000	42,050
3 Federal National Mortgage Assn.	1.375%	2/26/21	20,285	20,178
3 Federal National Mortgage Assn.	2.500%	4/13/21	35,000	35,391
3 Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,474
3 Federal National Mortgage Assn.	1.250%	8/17/21	26,506	26,292
3 Federal National Mortgage Assn.	1.375%	10/7/21	44,250	43,984
3 Federal National Mortgage Assn.	2.000%	1/5/22	101,000	101,758
3 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,030
3 Federal National Mortgage Assn.	1.875%	4/5/22	61,000	61,382
3 Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,180
3 Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,018
3 Federal National Mortgage Assn.	2.000%	10/5/22	69,818	70,616
3 Federal National Mortgage Assn.	2.375%	1/19/23	25,381	25,989
3 Federal National Mortgage Assn.	2.875%	9/12/23	50,000	52,418
3 Federal National Mortgage Assn.	2.500%	2/5/24	45,214	46,943
3 Federal National Mortgage Assn.	1.750%	7/2/24	41,103	41,392
3 Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,181
3 Federal National Mortgage Assn.	2.125%	4/24/26	51,802	53,253
3 Federal National Mortgage Assn.	1.875%	9/24/26	30,435	30,779
3 Federal National Mortgage Assn.	6.250%	5/15/29	17,526	24,251
3 Federal National Mortgage Assn.	7.125%	1/15/30	8,850	13,118
3 Federal National Mortgage Assn.	7.250%	5/15/30	32,760	49,292
3 Federal National Mortgage Assn.	6.625%	11/15/30	27,435	40,157
3 Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,065
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	480
Private Export Funding Corp.	4.300%	12/15/21	7,760	8,188
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,156
Private Export Funding Corp.	2.050%	11/15/22	15,525	15,691
Private Export Funding Corp.	3.550%	1/15/24	16,425	17,646
Private Export Funding Corp.	2.450%	7/15/24	4,955	5,111
Private Export Funding Corp.	3.250%	6/15/25	1,575	1,694
Tennessee Valley Authority	3.875%	2/15/21	5,395	5,545
Tennessee Valley Authority	1.875%	8/15/22	3,875	3,894
Tennessee Valley Authority	2.875%	9/15/24	12,231	12,889

	Tennessee Valley Authority	6.750%	11/1/25	19,581	25,165
	Tennessee Valley Authority	2.875%	2/1/27	25,750	27,328
	Tennessee Valley Authority	7.125%	5/1/30	9,625	14,236
	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,224
	Tennessee Valley Authority	4.650%	6/15/35	4,000	5,090
	Tennessee Valley Authority	5.880%	4/1/36	6,795	9,855
	Tennessee Valley Authority	6.150%	1/15/38	665	1,021
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,061
	Tennessee Valley Authority	5.250%	9/15/39	15,248	21,519
	Tennessee Valley Authority	4.875%	1/15/48	14,320	20,396
	Tennessee Valley Authority	5.375%	4/1/56	5,585	8,938
	Tennessee Valley Authority	4.625%	9/15/60	8,838	12,849
	Tennessee Valley Authority	4.250%	9/15/65	8,050	11,094
					2,171,785
Conventional Mortgage-Backed Securities (21.5%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	64,434	64,142
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	799,192	807,321
3,4,5Fannie Mae Pool		3.000%	11/1/20–10/1/49	4,031,513	4,123,778
3,4,5Fannie Mae Pool		3.500%	5/1/20–10/1/49	5,046,189	5,224,386
3,4,5Fannie Mae Pool		4.000%	10/1/19–11/1/49	4,045,810	4,244,506
3,4,5Fannie Mae Pool		4.500%	10/1/19–10/1/49	1,599,876	1,706,149
3,4	Fannie Mae Pool	5.000%	10/1/19–10/1/49	496,134	542,002
3,4	Fannie Mae Pool	5.500%	12/1/19–2/1/42	235,525	264,756
3,4	Fannie Mae Pool	6.000%	1/1/20–5/1/41	146,930	168,162
3,4	Fannie Mae Pool	6.500%	10/1/21–5/1/40	36,686	41,528
3,4	Fannie Mae Pool	7.000%	8/1/27–12/1/38	9,208	10,461
3,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	112	129
3,4	Fannie Mae Pool	8.000%	12/1/29	12	13
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	39,956	40,054
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	634,966	641,502
3,4	Freddie Mac Gold Pool	3.000%	4/1/21–5/1/49	2,136,073	2,189,541
3,4	Freddie Mac Gold Pool	3.500%	12/1/20–5/1/49	2,729,846	2,832,113
3,4	Freddie Mac Gold Pool	4.000%	10/1/19–2/1/49	2,190,196	2,297,541
3,4	Freddie Mac Gold Pool	4.500%	10/1/19–1/1/49	873,550	932,658
3,4	Freddie Mac Gold Pool	5.000%	11/1/19–11/1/48	243,461	264,599
3,4	Freddie Mac Gold Pool	5.500%	11/1/19–6/1/41	117,698	131,534
3,4	Freddie Mac Gold Pool	6.000%	10/1/19–5/1/40	56,290	63,963
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	14,571	16,149
3,4	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	5,411	6,106
3,4	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	51	56
3,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	77	87
3,4	Freddie Mac Gold Pool	8.500%	6/1/25	14	16
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	108,815	111,876
4	Ginnie Mae I Pool	3.500%	11/15/25–10/1/49	142,832	148,927
4	Ginnie Mae I Pool	4.000%	6/15/24–10/1/49	177,611	187,358
4,5	Ginnie Mae I Pool	4.500%	3/15/20–10/1/49	156,724	169,021
4	Ginnie Mae I Pool	5.000%	1/15/20–11/15/46	87,958	96,237
4	Ginnie Mae I Pool	5.500%	10/15/19–6/15/41	42,471	46,562
4	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	30,853	34,250
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	7,433	8,231
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	371	431
4	Ginnie Mae I Pool	7.500%	12/15/23	8	9
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	28	31
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	98,047	99,333
4,5	Ginnie Mae II Pool	3.000%	10/20/26–10/1/49	2,230,480	2,297,715
4,5	Ginnie Mae II Pool	3.500%	9/20/25–11/1/49	3,983,947	4,156,365
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/49	2,698,625	2,830,037

4,5	Ginnie Mae II Pool	4.500%	8/20/33–11/1/49	1,399,292	1,476,133
4	Ginnie Mae II Pool	5.000%	12/20/32–10/1/49	515,733	552,524
4	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	67,778	75,349
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	20,860	23,948
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	7,095	8,226
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,118	1,331
4	UMBS Pool	3.000%	6/1/30–3/1/48	98,466	100,429
4	UMBS Pool	3.500%	2/1/34–9/1/49	334,602	346,382
4	UMBS Pool	4.000%	11/1/33–9/1/49	309,144	328,582
4	UMBS Pool	4.500%	8/1/48–8/1/49	275,160	293,470
4	UMBS Pool	5.000%	3/1/49	69,979	76,979
4,5	UMBS TBA	3.000%	6/1/34–11/1/49	54,625	55,402
4,5	UMBS TBA	3.500%	10/1/34–11/1/49	58,345	60,203
4,5	UMBS TBA	4.000%	7/1/34–8/1/49	25,750	26,790
4	UMBS TBA	4.500%	7/1/49–8/1/49	—	—
					40,225,383
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.123%	3/1/43	3,136	3,135
3,4	Fannie Mae Pool	2.268%	7/1/43	3,263	3,279
3,4	Fannie Mae Pool	2.441%	9/1/43	424	423
3,4	Fannie Mae Pool	3.369%	8/1/42	1,360	1,359
3,4	Fannie Mae Pool	3.451%	4/1/41	512	514
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.239%	12/1/41	721	744
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.806%	9/1/37	1,186	1,219
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.392%	4.063%	10/1/37	162	167
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.510%	4.250%	7/1/36	144	150
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.553%	4.428%	12/1/33	108	115
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.583%	4.458%	11/1/33	67	72
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.623%	4.748%	2/1/36	154	157
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.625%	4.157%	8/1/35	216	229
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	85	87
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.510%	11/1/36	65	69
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.658%	4.283%	7/1/35	187	197
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.660%	4.087%	9/1/40	116	123
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	13	13
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.669%	4.721%	4/1/36	77	81
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.679%	4.436%	10/1/37	424	438
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.679%	4.508%	1/1/42	751	776
3,4,6Fannie Mae Pool, 12M USD LIBOR +
	1.687%	4.493%	6/1/42	1,045	1,091

3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	3.991%	9/1/42	1,059	1,105
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	4.496%	10/1/39	252	262
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.690%	4.622%	5/1/40	245	257
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.695%	4.320%	7/1/39	93	97
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.698%	4.423%	8/1/40	163	171
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.700%	4.636%	12/1/40	249	262
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.705%	4.570%	11/1/39	121	129
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.717%	4.752%	1/1/37	142	151
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.723%	2.798%	10/1/42	758	813
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.728%	4.476%	9/1/34	107	110
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.744%	4.528%	11/1/39	404	422
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.746%	4.506%	7/1/41	857	906
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.748%	4.779%	5/1/35	108	113
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.489%	10/1/40	165	175
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.875%	2/1/36	168	179
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.771%	4.769%	5/1/42	321	335
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.773%	4.652%	6/1/41	145	154
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.780%	4.905%	2/1/41	284	299
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.795%	4.841%	3/1/42	762	804
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.799%	4.514%	3/1/42	708	760
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.800%	4.552%	12/1/39	370	385
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.805%	4.680%	11/1/41	590	629
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.810%	4.685%	11/1/39–10/1/40	742	780
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.810%	4.810%	11/1/33–12/1/40	502	531
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.813%	4.645%	11/1/41	475	502
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.813%	4.787%	1/1/42	601	631
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.682%	12/1/41	469	497
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.690%	11/1/40–12/1/40	579	611

3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.693%	5/1/41	438	462
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.940%	2/1/41	408	431
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.820%	4.717%	12/1/40	293	308
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.820%	4.878%	3/1/41	516	542
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.822%	4.903%	2/1/41	258	259
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.825%	4.499%	9/1/40	650	687
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.825%	4.825%	3/1/41	545	582
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.826%	4.576%	7/1/38	81	83
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.830%	4.580%	6/1/41	496	526
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.835%	4.859%	1/1/40	272	283
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.840%	4.403%	8/1/39	234	247
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.861%	4.745%	5/1/40	118	122
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.880%	4.637%	11/1/34	326	348
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.909%	4.784%	4/1/37	193	204
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.912%	4.787%	5/1/36	22	22
3,4,6Fannie Mae Pool, 12M USD LIBOR +
1.965%	5.009%	4/1/37	18	19
3,4,6Fannie Mae Pool, 12M USD LIBOR +
2.130%	4.707%	10/1/36	135	146
3,4,6Fannie Mae Pool, 1YR CMT + 2.155%	4.780%	12/1/37	376	389
3,4,6Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	76	80
3,4,6Fannie Mae Pool, 1YR CMT + 2.268%	4.806%	12/1/35	230	243
3,4,6Fannie Mae Pool, 1YR CMT + 2.313%	5.029%	1/1/35	165	176
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.028%	3.745%	4/1/37	534	552
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.530%	4.412%	12/1/43	880	950
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.585%	2.487%	6/1/43	1,791	1,817
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.414%	8/1/39	751	771
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.656%	4.030%	10/1/42	844	859
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	142	152
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.708%	3.543%	9/1/43	1,659	1,699
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.722%	4.726%	5/1/42	1,190	1,246
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.587%	7/1/42	749	808
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.800%	4.674%	2/1/42	2,213	2,357
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	175	184
3,4,6Fannie Mae Pool, 6M USD LIBOR + 1.861%	4.679%	2/1/42	925	990
3,4 FHLMC Multifamily Structured Pass Through
Certificates K094	2.903%	6/25/29	12,550	13,388
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 0.985%	3.735%	10/1/37	21	22
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.565%	4.574%	3/1/37	38	38

3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.570%	4.695%	3/1/37	10	11
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.625%	4.625%	1/1/38	38	41
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	4.235%	11/1/43	1,166	1,204
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	4.515%	5/1/42	136	138
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	4.522%	12/1/36	135	143
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.660%	4.476%	10/1/37	365	381
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.679%	4.303%	9/1/37	101	103
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.695%	4.767%	2/1/37	79	84
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.727%	4.741%	1/1/35	21	23
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.743%	4.617%	12/1/36	156	160
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.745%	4.741%	12/1/40	961	998
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.625%	5/1/38	32	34
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.684%	12/1/41	471	495
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	4.640%	12/1/36	42	45
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	4.765%	4/1/35	—	1
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.796%	4.703%	12/1/34	109	111
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.798%	4.705%	6/1/37	271	290
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.834%	4.707%	12/1/35	143	150
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.840%	4.590%	6/1/37	27	28
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.844%	4.456%	3/1/42	474	501
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.854%	4.738%	1/1/37	85	90
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.863%	4.830%	2/1/42	167	175
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.865%	4.348%	8/1/37	82	85
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.630%	6/1/40	189	195
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.722%	6/1/41	184	192
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.755%	5/1/40–11/1/40	298	309
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.756%	6/1/40	306	322
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.880%	12/1/40	123	127

3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%		4.979%	1/1/41	613	642
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%		5.005%	3/1/41	122	130
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.885%		4.510%	7/1/38	64	65
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.889%		4.959%	2/1/42	565	568
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.895%		4.534%	9/1/40	603	634
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.900%		4.730%	6/1/40	392	406
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.900%		4.775%	11/1/40	300	310
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.910%		4.926%	1/1/41	91	95
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.910%		5.035%	2/1/41	647	689
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.977%		4.851%	5/1/37	718	744
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.995%		5.120%	3/1/37	144	154
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 2.000%		4.750%	7/1/35	21	22
3,4,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 2.085%		5.210%	3/1/38	24	26
3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%		4.572%	11/1/36	51	53
3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%		4.738%	11/1/34	326	341
3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%		4.750%	5/1/36	162	170
3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%		4.991%	2/1/36	75	78
3,4,6Freddie Mac Non Gold Pool, 1YR CMT +
2.409%		5.057%	10/1/36	255	270
3,4,6Freddie Mac Non Gold Pool, 1YR CMT + 2.549%
		5.173%	3/1/37	39	39
3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
+ 1.355%		4.021%	6/1/37	91	94
3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
+ 1.570%		3.961%	3/1/37	9	10
3,4,6Freddie Mac Non Gold Pool, 6M USD LIBOR
+ 1.665%		4.226%	1/1/37	237	250
4,6 Ginnie Mae II Pool, 1YR CMT + 1.500%		3.750%	7/20/41–8/20/41	2,710	2,797
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29–6/20/43	4,502	4,650
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	7/20/38–3/20/43	7,208	7,469
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	10/20/38–12/20/43	6,068	6,280
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	293	301
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	67	70
					92,293
Total U.S. Government and Agency Obligations (Cost $118,030,890)					122,336,950
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	3,908	3,902
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,566
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,377	4,386

4 Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,460
4 Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,387
4 Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,969
4 Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,568
4 Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,467
4 Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,599
4 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	5,024
4 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	10,100	10,092
4 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	22,400	22,365
4 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	16,125	16,142
4 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	9,825	9,955
4 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	12,250	12,281
4 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	11,025	11,461
4 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	14,175	14,418
4 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	9,000	9,225
4 AmeriCredit Automobile Receivables Trust
2017-2	1.980%	12/20/21	666	665
4 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	2,302	2,299
4 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	4,075	4,105
4 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	2,456	2,497
4 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	1,650	1,696
4 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	3,950	4,010
4 BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,993
4 BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,318
4 BA Credit Card Trust 2019-A1	1.740%	1/15/25	8,125	8,099
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	1,425	1,491
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	2,525	2,719
4 Banc of America Commercial Mortgage Trust
2017-BNK3	3.116%	2/15/50	500	510
4 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	7,560	8,161
4 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	2,800	2,986
4 BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,458
4 BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,494
4 BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,730
4 BANK 2017 - BNK6	3.518%	7/15/60	9,408	10,168
4 BANK 2017 - BNK6	3.741%	7/15/60	9,929	10,810
4 BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,978
4 BANK 2017 - BNK7	3.435%	9/15/60	4,690	5,041
4 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,616
4 BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,389

4	BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,079
4	BANK 2017 - BNK9	3.279%	11/15/54	6,100	6,493
4	BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,415
4	BANK 2018 - BN10	3.641%	2/15/61	1,425	1,530
4	BANK 2018 - BN10	3.688%	2/15/61	10,900	11,916
4	BANK 2018 - BN10	3.898%	2/15/61	1,650	1,810
4	BANK 2018 - BN11	4.046%	3/15/61	4,300	4,830
4	BANK 2018 - BN12	4.255%	5/15/61	5,125	5,819
4	BANK 2018 - BN12	4.491%	5/15/61	1,650	1,863
4	BANK 2018 - BN13	4.217%	8/15/61	6,225	7,058
4	BANK 2018 - BN14	4.128%	9/15/60	5,725	6,136
4	BANK 2018 - BN14	4.231%	9/15/60	9,850	11,183
4	BANK 2018 - BN14	4.481%	9/15/60	2,600	2,958
4	BANK 2018 - BN15	4.407%	11/15/61	9,060	10,464
4	BANK 2019 - BN16	4.005%	2/15/52	6,850	7,731
4	BANK 2019 - BN17	3.714%	4/15/52	5,070	5,616
4	BANK 2019 - BN17	3.976%	4/15/52	2,125	2,344
4	BANK 2019 - BN18	3.584%	5/15/62	16,725	18,372
4	BANK 2019 - BN18	3.826%	5/15/62	2,050	2,242
4	BANK 2019 - BN19	3.183%	8/15/61	12,600	13,437
4,7	BANK 2019 - BN21	2.851%	10/15/52	16,350	16,840
4,7	BANK 2019 - BN21	3.093%	10/15/52	3,275	3,373
4	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,503
4	Bank Of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,893
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,220
4	BANK_19-BN20-A3	3.011%	9/15/61	7,775	8,197
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	11,742
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,111
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,175	11,649
4	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	18,730
4	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	12,600	13,151
4	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,050	1,094
4	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,126
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,234
4	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,339
4	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	12,645	14,005
4	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	6,254
4	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,069
4	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	11,468
4	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	20,294
4	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,497
4	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	14,650	16,647
4	Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,982
4	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	6,052
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	8,060
4	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,481
4	Benchmark 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,398
4	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	16,050	18,684
4	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	12,500	14,286
4	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,596
4	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,193
4	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,534
4	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	12,550	13,730
4	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,664
§,4	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	12,275	12,642
4	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,342
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	1,766	1,766

4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,764
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,390
4	Cantor Commercial Real Estate Lending
	2019-CF1	3.786%	5/15/52	5,705	6,341
4,7	Cantor Commercial Real Estate Lending
	2019-CF2	2.874%	11/15/52	6,150	6,334
4	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	126	126
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	501	501
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	5,084
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,706
4	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	7,825	7,827
4	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	4,950	4,956
4	Capital One Multi-Asset Execution Trust
	2016-A6	1.820%	9/15/22	7,100	7,097
4	Capital One Multi-Asset Execution Trust
	2017-A1	2.000%	1/17/23	6,900	6,895
4	Capital One Multi-Asset Execution Trust
	2017-A3	2.430%	1/15/25	7,025	7,113
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	11,300	11,304
4	Capital One Multi-Asset Execution Trust
	2017-A6	2.290%	7/15/25	9,400	9,525
4	Capital One Multi-Asset Execution Trust
	2018-A1	3.010%	2/15/24	5,250	5,341
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	3,350	3,426
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	298	298
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	802	801
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	613	612
4	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,026
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,352
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,366
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,564
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	914
4	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,317
4	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,074
4	CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	1,934	1,963
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,798
4	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,387
4	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,959
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	15,388
4	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,982
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,735
4	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,231
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,754
4	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,523
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	5,178
4	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	3,041
4	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,750	14,559
4	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	8,400	8,748
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	3.028%	10/15/25	5,300	5,460
4	CFCRE Commercial Mortgage Trust 2016-
	C3	3.865%	1/10/48	3,650	3,955

4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	5,050	5,321
CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	3,600	3,820
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	9,400	9,875
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,000	3,219
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	12,909
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,645
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,394
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	6,101
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,199
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,612
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,226
4 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,338
4 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	21,551
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	3,832	3,925
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	2,300	2,372
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	1,300	1,349
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	648	670
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,200	1,294
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	1,700	1,838
4 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	463	477
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	1,825	1,960
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	750	814
4 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	750	823
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	677	699
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,150	1,233
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	955	1,029
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	355	366
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	1,675	1,789
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	1,350	1,436
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	2,725	2,903
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	5,650	6,027
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	7,425	7,752
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	3,025	3,173

4	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	1,338	1,339
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	2,937	3,062
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	2,925	3,156
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	3,375	3,651
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	2,075	2,145
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	3,950	4,170
4	Citigroup Commercial Mortgage Trust 2016-
	C2	2.832%	8/10/49	2,500	2,581
4	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	7,150	7,693
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	2,350	2,436
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.458%	8/15/50	9,900	10,632
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	1,950	2,083
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	5,925	6,370
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.764%	10/12/50	1,575	1,699
4	Citigroup Commercial Mortgage Trust 2018-
	B2	3.788%	3/10/51	2,300	2,421
4	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	12,275	13,722
4	Citigroup Commercial Mortgage Trust 2019-
	GC41	2.869%	8/10/56	10,500	10,923
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,318
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,882
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,410
4,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,244
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,262	6,361
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,529
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	709
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,129	1,162
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,861
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,966
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,411
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	72	72
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	901	929
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,578
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,199
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	802
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	369
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	324	335
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,987
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,189
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,799
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,115	1,150
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,981
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	2,295	2,456
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,165

4 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	4,070
4 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,241
4 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,104	1,105
4 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,641
4 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,955
4 COMM 2014-CCRE14 Mortgage Trust	4.787%	2/10/47	2,650	2,883
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	800
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	836	862
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,872
4 COMM 2014-CCRE15 Mortgage Trust	4.848%	2/10/47	869	951
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,385	1,429
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,109
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	889	917
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,603
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	1,014
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,722	2,790
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,042
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,374
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,180
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,662
4 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,622
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,326	5,628
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,603
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	392	392
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,671
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	152	151
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	585	602
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,812
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	508
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	324
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,268
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,377
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,590
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,901
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	1,893	1,893
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,969
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,984
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,435
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,817	1,817
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,598
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	2,001
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,269
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,453
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,541
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,770
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,625
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,721
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	4,040
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	770
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,179
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,869
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,789
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,578
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,976
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	2,022
4 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,620
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,983

4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,905
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,874
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,809
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	1,625	1,730
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,299
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	3,083
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,817
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	8,306
4	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	5,925	6,369
4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	4,175	4,463
4	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	12,250	13,611
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	5,425	6,140
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	10,450	11,735
4	CSAIL 2019-C16 Commercial Mortgage
	Trust	3.329%	6/15/52	12,500	13,441
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,750
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,187
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	6,076
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,701
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,167
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,968
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,395
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,513
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	1,573	1,575
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,900	4,935
4	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	4,765	4,779
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,621	3,693
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	6,366	6,498
3,4	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	6,402	6,494
3,4	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	5,085	5,157
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	10,863	11,415
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	103	103
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,769	2,785
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	8,189	8,266
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	857	864
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,684
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	10,112	10,595
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	4,281	4,502
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,929
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	6,124	6,182
3,4	Fannie Mae-Aces 2014-M7	3.385%	6/25/24	9,500	10,088
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	978	983
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	6,136
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	7,153
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,195
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,918
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	7,025	7,290
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,199
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,464	6,689
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,807
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,490	3,521
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,829

3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,420	2,446
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,410
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	9,762
3,4	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	9,400	9,687
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	5,994	6,033
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,772
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,609
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	8,041
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,246
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,672	1,681
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,880
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	14,094
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	10,300	10,469
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	4,280	4,387
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,511
3,4	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	12,575	13,342
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	12,357
3,4	Fannie Mae-Aces 2017-M2	2.894%	2/25/27	7,000	7,288
3,4	Fannie Mae-Aces 2017-M3	2.566%	12/25/26	12,300	12,544
3,4	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	11,290	11,591
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,823
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	23,241
3,4	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	15,800	17,733
3,4	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	11,725	12,962
3,4	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	11,000	11,180
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	18,750	19,670
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	7,361	7,807
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	4,350
3,4	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	4,478	4,850
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	10,836
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	6,025	6,660
3,4	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	9,250	10,294
3,4	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	8,325	9,027
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	11,288
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,572
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,599	1,629
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	2,725	2,776
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,538	4,622
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	12,342	12,508
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,430	5,463
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,509
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,377
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	580
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	11,666
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	8,625	8,906
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	11,872

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	4,835	4,878
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	11,860
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,906	12,396
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	3,014	3,071
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	6,420	6,692
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	6,148	6,242
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	12,875	13,327
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	11,171
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	13,185
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	400	422
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	475	501
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	2,104	2,124
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	5,425	5,721
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	1,545	1,568
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	2,600	2,744
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	2,746	2,800
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	9,300	9,814
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	9,600	10,113
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	1,377	1,384
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	7,225	7,454
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,415	1,430
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	5,600	5,876
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	2,895	2,930
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	5,800	6,071
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	5,800	6,137
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,387	1,414
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	4,450	4,738
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	6,650	7,067

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	3,850	4,041
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	6,375	6,801
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	4,150	4,393
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	2,450	2,575
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	6,350	6,601
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	7,500	7,777
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	5,325	5,477
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	9,375	9,667
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	5,800	6,016
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	5,000	5,309
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	8,000	8,598
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	17,600	18,950
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	18,250	19,747
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	16,200	17,544
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	15,580	16,691
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	17,557	18,843
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	5,840	6,222
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	7,823	8,419
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	8,875	9,523
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	2,875	3,107
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	3,950	4,260
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	4,525	4,934
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	6,975	7,733
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	16,500	18,613
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	11,750	13,301
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	13,500	15,322
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	16,175	18,111
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	6,575	7,511

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	1,275	1,363
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	12,725	14,282
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	11,000	12,248
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	10,450	11,437
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	12,600	13,330
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	10,925	11,350
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	4,150	4,600
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	10,275	11,499
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	3,500	3,692
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	14,900	16,401
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,100	8,591
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	4,100	4,661
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	8,900	10,142
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	2,925	3,400
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	3,775	4,398
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	2,942	2,943
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	2,040	2,037
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	17,027	17,012
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	12,742	12,813
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	732	730
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	12,830	13,002
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	12,975	13,154
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	3,365	3,377
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	6,800	6,899
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	1,875	1,879
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	10,225	10,908
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K734	3.208%	2/25/26	16,725	17,769
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	7,000	7,323

3,4	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	8,000	8,691
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	10,275	11,336
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K077	3.850%	5/25/28	22,000	24,720
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/28	5,200	5,860
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	31,350	35,494
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	2,937	3,178
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	12,000	13,609
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	8,100	9,115
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K090	3.422%	2/25/29	9,625	10,616
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	1,500	1,662
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,175	2,386
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	3,300	3,718
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	5,350	6,121
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	4,147	4,173
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	4,550	4,613
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	4,650	4,716
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,200	9,534
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	16,500	17,123
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	14,700	15,220
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	7,800	8,051
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	11,850	12,345
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/25/24	1,061	1,096
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	12,100	12,924
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	10,450	11,289
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K735	2.862%	5/25/26	16,250	16,979
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	8,300	8,785
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.505%	3/25/29	3,100	3,440
3,4	FHLMC Multifamily Structures Pass Through
	Certificates KC02	2.982%	5/25/29	18,350	19,658
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,915

4 Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,912
4 Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,747
4 Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	630
4 Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	10,150	10,239
4 Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,364
4 Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,750	2,781
4 Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,270
4 Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	1,665	1,663
4 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,671
4 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	3,921	3,913
4 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	755
4 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	13,795	13,794
4 Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,428
4 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	3,000
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-1	2.070%	5/15/22	6,450	6,446
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-2	2.160%	9/15/22	4,170	4,171
4 Ford Credit Floorplan Master Owner Trust A	A
Series 2017-3	2.480%	9/15/24	4,310	4,361
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-1	2.950%	5/15/23	10,200	10,341
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-2	3.170%	3/15/25	9,275	9,575
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	5,057	5,061
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	1,250	1,255
4 GM Financial Automobile Leasing Trust
2018-2	3.060%	6/21/21	2,100	2,109
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	850	858
4 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	2,925	2,958
4 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	1,350	1,366
4 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,900	4,943
4 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,167
4 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	3,744	3,843
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,530
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,467
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,058	3,112
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,930	2,986
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,348
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,326
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	998
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,046	1,077
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	609	629
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,239
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	12,085
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,906
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,456	1,495
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	310
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,444
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,755
4 GS Mortgage Securities Trust 2014-GC24	4.646%	9/10/47	1,175	1,238

4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,347
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,972
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,416
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,191
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,381
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	2,575	2,579
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,921
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,835
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,540
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,705
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,630
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,819
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,365
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,625
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,939
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,244
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,481
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,671
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	14,902
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,968
4 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	4,175	4,567
4 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	2,875	3,031
4 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	6,641
4 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	12,265	12,902
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	3,925	3,917
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,586	1,583
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	3,098	3,098
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	10,438	10,482
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	2,700	2,739
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	2,875	2,902
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,050	2,100
4 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	7,115	7,193
4 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	1,360	1,384
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	763	761
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,237
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,671
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,315
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	3,518	3,627
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	9,399	9,567
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,721	3,802
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,291
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,382	2,452

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,073
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	998	1,027
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,592
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,261
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,354
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.130%	12/15/46	1,250	1,368
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,938
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	614
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,088
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,218
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,700	4,016
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	3,185
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	1,588	1,609
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	2,000	2,152
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	3,009
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	10,300	11,611
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,083
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	655	692
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	759	783
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,823
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	789
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	400	412
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,201
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,160
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	987	1,021
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,658
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	836
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.055%	1/15/47	1,163	1,273

4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,667
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	830
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.973%	2/15/47	935	1,012
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	17	17
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,944
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	2,039
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,632
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	907	934
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	1,015
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	610
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	6,264
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,655
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,148
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,853
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	550	549
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,624
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,913
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	7,288
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	2,032
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	1,387	1,387
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,400	11,024
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,990
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,977
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	2,357	2,357
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,763	3,847
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	2,655	2,656
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,400	1,433
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,176

4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	2,074	2,079
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,903	3,004
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	3,102
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,818
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,900
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	2,018
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,785
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	1,994
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,625	4,804
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,836
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,830
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	3,038
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	10,725	11,696
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	2,300	2,489
4 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.386%	6/13/52	9,375	10,123
4 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.669%	6/13/52	825	894
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,725	2,861
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,314
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	13,000	14,148
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	4,297
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	3,027
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,908
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10,300	11,668
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,250	1,412
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,003	3,005
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	601
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,958
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	3,376	3,430
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.218%	7/15/46	400	426

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.299%	8/15/46	990	1,056
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.499%	8/15/46	490	521
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	615	634
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,608
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	11	11
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,349
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.919%	11/15/46	1,100	1,184
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,742
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	349
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,157
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,029
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,310
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,166
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	2,208	2,244
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,269
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.910%	2/15/47	1,150	1,248
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	736	756
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,072
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.496%	6/15/47	1,150	1,229
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	185	185
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,074
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.633%	10/15/47	1,150	1,234
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	165	165
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	2,000	2,061
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,472
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,924
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,963
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,575

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,848
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,111
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,963
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	1,800	1,803
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,085
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,923
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	3,850	4,011
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,119
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,414
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,800
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,874
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,349
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,522
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,493
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,554
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	750	792
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,528
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,832
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,265
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,310
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	6,500	7,024
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	3,800	4,110
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,796
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,660
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,133
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,855
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,725
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,815
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	3,097
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,464
4 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,235
4 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,923
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,245

4 Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,487
4 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	12,619
4 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,557
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,588
8 National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,041
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	1,438	1,437
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	750
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	354	354
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	963	962
4 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	2,500	2,491
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	559	558
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	2,650	2,635
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	3,958	3,950
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	2,848	2,845
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	5,325	5,348
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	4,025	4,100
4 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	5,850	5,923
4 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	1,455	1,487
4 Public Service New Hampshire Funding LLC
2018-1	3.094%	2/1/26	1,459	1,493
4 Public Service New Hampshire Funding LLC
2018-1	3.506%	8/1/28	975	1,049
4 Public Service New Hampshire Funding LLC
2018-1	3.814%	2/1/35	2,200	2,483
Royal Bank of Canada	2.100%	10/14/20	35,000	35,012
Royal Bank of Canada	2.300%	3/22/21	5,000	5,018
4 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	392	392
4 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	2,650	2,655
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	2,425	2,447
4 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	962	962
4 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	1,450	1,455
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	2,725	2,756
4 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	6,000	6,234
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,741
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	15,525	15,581
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	6,675	6,795

4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	12,225	12,396
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	12,300	12,939
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.483%	8/15/39	48	48
8 Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,034
8 Toronto-Dominion Bank	2.500%	1/18/22	10,000	10,141
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	1,472	1,470
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	93	93
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	1,575	1,571
4 Toyota Auto Receivables 2017-B Owner
Trust	1.760%	7/15/21	7,590	7,578
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	9,425	9,421
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	5,775	5,789
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,850	2,880
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	5,050	5,106
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	900	923
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,339
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,635
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,269
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,659
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,449
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	3,113
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,983
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,335
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,791
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,234
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,198
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,278
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	11,000	12,492
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,215	11,652
4 UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,569
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,700	2,884
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,230
4 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	2,001
4 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,275	11,872
4 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,400	10,794
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,680
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	13,567
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,565
4 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,603
4 UBS Commercial Mortgage Trust 2019-C17	2.921%	9/15/52	4,910	5,057
4 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	10,200	10,402
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	2,961
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	4,765	4,927

4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	727
4 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	8,250	9,410
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	12,300	13,806
4 UBS-Barclays Commercial Mortgage Trust
2019-C16	3.887%	4/15/52	1,250	1,375
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	2,300	2,328
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	850	871
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,766	4,865
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	21	21
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	727	750
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	12,090	12,898
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	424
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	1,450	1,449
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,400	1,439
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	2,625	2,652
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	3,928
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	1,979
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,750	3,838
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,165
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,571
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,776
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,107
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,820	3,960
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,029	1,054
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,535	4,742
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,975
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,425	1,490
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,167
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,930

4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	1,600	1,599
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,720	2,774
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	1,500	1,566
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	2,875	3,026
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	1,800	1,951
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	7,740	8,335
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	4,875	4,969
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,200	1,216
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	1,929	2,007
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	4,200	4,492
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	1,450	1,541
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	2,900	3,030
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	2,900	3,166
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	3,275	3,357
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	5,654	5,855
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	16,255	17,434
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	4,606	4,922
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	7,000	7,487
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	3,900	4,183
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	3,925	4,167
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	5,900	6,383
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	1,575	1,711
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	9,900	10,637
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	10,000	10,837
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	15,300	16,544
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	12,275	13,651
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,125	2,347
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	8,200	9,255

4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	13,000	14,654
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	10,600	11,937
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	10,450	11,770
4 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	6,075	6,711
4 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	3,775	3,923
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	17,100	19,665
4 Wells Fargo Commercial Mortgate Trust
2019-C51	3.311%	6/15/52	8,750	9,389
4 Wells Fargo Commercial Mortgate Trust
2019-C52	2.892%	8/15/52	12,600	13,096
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	8,500	8,672
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	4,275	4,362
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,617
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,288
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,633
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	2,880	2,944
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,480
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,078
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	513
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,211
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	436
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,375
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,791
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	540	556
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,819
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	703
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,237	1,284
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,642
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,730
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	609	627

4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	988
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	778
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	787
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	5	5
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,520
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,823
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	404
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.850%	12/15/46	563	615
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	43	43
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,113
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,577
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.897%	3/15/46	375	411
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	430	443
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	553	562
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,561
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	511
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	724	748
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	2,200	2,317
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,150	1,235
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,220	1,303
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	3,000	3,189
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	6,275	6,702
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,200	1,282
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	2,054	2,128
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,150	1,237
4 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	800	867
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	1,438	1,466
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	2,075	2,204

4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	20	20
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,627	1,672
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,735
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,966
4 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,387
4 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,154
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,172	1,172
4 World Omni Automobile Lease Securitization
Trust 2018-B	3.190%	12/15/21	5,770	5,854
4 World Omni Automobile Lease Securitization
Trust 2018-B	3.300%	3/15/24	2,500	2,547
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,549,369)				4,743,383
Corporate Bonds (26.7%)
Finance (8.5%)
Banking (6.0%)
American Express Co.	2.200%	10/30/20	12,750	12,752
American Express Co.	3.000%	2/22/21	6,000	6,076
American Express Co.	3.375%	5/17/21	8,000	8,153
American Express Co.	3.700%	11/5/21	7,229	7,468
American Express Co.	2.500%	8/1/22	7,800	7,880
American Express Co.	2.650%	12/2/22	12,750	12,945
American Express Co.	3.400%	2/27/23	25,100	26,048
American Express Co.	3.700%	8/3/23	10,100	10,635
American Express Co.	3.400%	2/22/24	10,000	10,464
American Express Co.	2.500%	7/30/24	6,000	6,044
American Express Co.	3.000%	10/30/24	22,900	23,625
American Express Co.	3.625%	12/5/24	8,275	8,759
American Express Co.	3.125%	5/20/26	8,000	8,309
American Express Co.	4.050%	12/3/42	1,040	1,205
American Express Credit Corp.	2.250%	5/5/21	19,270	19,313
American Express Credit Corp.	2.700%	3/3/22	26,325	26,753
American Express Credit Corp.	3.300%	5/3/27	9,975	10,618
Associated Bank NA	3.500%	8/13/21	3,100	3,157
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,425	8,447
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,900	9,968
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	22,100	22,162
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	5,954
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,250	4,312
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,140
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	10,171
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,181
Banco Santander SA	3.125%	2/23/23	10,000	10,171
Banco Santander SA	3.848%	4/12/23	6,000	6,239
Banco Santander SA	2.706%	6/27/24	2,800	2,831
Banco Santander SA	5.179%	11/19/25	14,700	16,182
Banco Santander SA	4.250%	4/11/27	16,175	17,355
Banco Santander SA	3.800%	2/23/28	10,000	10,458
Banco Santander SA	4.379%	4/12/28	4,600	5,015
Bank of America Corp.	2.625%	10/19/20	34,404	34,623
Bank of America Corp.	2.151%	11/9/20	3,220	3,220
Bank of America Corp.	2.625%	4/19/21	11,370	11,473

4 Bank of America Corp.	2.369%	7/21/21	15,125	15,148
4 Bank of America Corp.	2.328%	10/1/21	21,000	21,019
4 Bank of America Corp.	2.738%	1/23/22	12,800	12,888
4 Bank of America Corp.	3.499%	5/17/22	13,350	13,607
Bank of America Corp.	2.503%	10/21/22	16,925	17,043
Bank of America Corp.	3.300%	1/11/23	51,050	52,735
4 Bank of America Corp.	3.124%	1/20/23	4,130	4,204
4 Bank of America Corp.	2.881%	4/24/23	20,625	20,907
4 Bank of America Corp.	2.816%	7/21/23	32,600	33,013
Bank of America Corp.	4.100%	7/24/23	22,253	23,763
Bank of America Corp.	3.004%	12/20/23	88,813	90,563
Bank of America Corp.	4.125%	1/22/24	16,500	17,763
4 Bank of America Corp.	3.550%	3/5/24	34,105	35,449
Bank of America Corp.	4.000%	4/1/24	20,780	22,277
4 Bank of America Corp.	3.864%	7/23/24	2,000	2,104
Bank of America Corp.	4.200%	8/26/24	51,989	55,759
Bank of America Corp.	4.000%	1/22/25	51,950	55,156
4 Bank of America Corp.	3.458%	3/15/25	20,000	20,862
Bank of America Corp.	3.950%	4/21/25	12,350	13,087
Bank of America Corp.	3.875%	8/1/25	5,000	5,392
4 Bank of America Corp.	3.093%	10/1/25	26,100	26,845
4 Bank of America Corp.	3.366%	1/23/26	18,450	19,244
Bank of America Corp.	4.450%	3/3/26	22,051	24,023
Bank of America Corp.	3.500%	4/19/26	21,565	22,857
Bank of America Corp.	4.250%	10/22/26	15,915	17,207
4 Bank of America Corp.	3.559%	4/23/27	33,305	35,104
Bank of America Corp.	3.248%	10/21/27	27,300	28,410
Bank of America Corp.	4.183%	11/25/27	8,395	9,025
4 Bank of America Corp.	3.824%	1/20/28	20,380	21,965
4 Bank of America Corp.	3.705%	4/24/28	21,550	22,933
4 Bank of America Corp.	3.593%	7/21/28	16,525	17,392
Bank of America Corp.	3.419%	12/20/28	85,091	88,678
4 Bank of America Corp.	3.970%	3/5/29	17,225	18,658
4 Bank of America Corp.	4.271%	7/23/29	42,675	47,376
4 Bank of America Corp.	3.194%	7/23/30	2,865	2,948
Bank of America Corp.	6.110%	1/29/37	16,687	21,851
4 Bank of America Corp.	4.244%	4/24/38	20,996	24,057
Bank of America Corp.	7.750%	5/14/38	15,590	23,740
4 Bank of America Corp.	4.078%	4/23/40	18,480	20,607
Bank of America Corp.	5.875%	2/7/42	12,775	17,702
Bank of America Corp.	5.000%	1/21/44	17,410	22,043
Bank of America Corp.	4.875%	4/1/44	11,875	14,819
Bank of America Corp.	4.750%	4/21/45	2,875	3,467
4 Bank of America Corp.	4.443%	1/20/48	1,475	1,757
4 Bank of America Corp.	3.946%	1/23/49	10,575	11,859
4 Bank of America Corp.	4.330%	3/15/50	20,600	24,272
Bank of America NA	6.000%	10/15/36	7,400	10,111
Bank of Montreal	3.100%	4/13/21	17,000	17,282
Bank of Montreal	1.900%	8/27/21	17,600	17,564
Bank of Montreal	2.900%	3/26/22	27,150	27,647
Bank of Montreal	2.350%	9/11/22	1,503	1,516
Bank of Montreal	2.550%	11/6/22	3,628	3,677
Bank of Montreal	3.300%	2/5/24	9,900	10,313
Bank of Montreal	2.500%	6/28/24	8,700	8,791
4 Bank of Montreal	4.338%	10/5/28	3,850	4,047
4 Bank of Montreal	3.803%	12/15/32	24,675	25,446
Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,490

Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,408
Bank of New York Mellon Corp.	3.550%	9/23/21	3,150	3,239
Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,272
Bank of New York Mellon Corp.	2.950%	1/29/23	38,570	39,581
Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,711
4 Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,129
Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,377
Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,031
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,164
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,022
Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	7,781
Bank of New York Mellon Corp.	3.000%	2/24/25	200	207
Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,150
Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,526
Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	13,615
Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,603
4 Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,392
Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,813
Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	10,631
Bank of Nova Scotia	2.350%	10/21/20	9,800	9,814
Bank of Nova Scotia	4.375%	1/13/21	1,220	1,256
Bank of Nova Scotia	2.800%	7/21/21	16,580	16,778
Bank of Nova Scotia	2.700%	3/7/22	8,400	8,543
Bank of Nova Scotia	2.375%	1/18/23	17,350	17,474
Bank of Nova Scotia	3.400%	2/11/24	10,000	10,464
Bank of Nova Scotia	4.500%	12/16/25	19,100	20,794
Bank of Nova Scotia	2.700%	8/3/26	23,425	23,728
Bank One Corp.	7.625%	10/15/26	875	1,136
Bank One Corp.	8.000%	4/29/27	2,500	3,337
Bank One Michigan	8.250%	11/1/24	6,000	7,583
Barclays Bank plc	5.140%	10/14/20	4,795	4,903
Barclays Bank plc	2.650%	1/11/21	7,250	7,270
Barclays plc	3.250%	1/12/21	9,200	9,316
Barclays plc	3.200%	8/10/21	3,500	3,532
Barclays plc	3.684%	1/10/23	18,925	19,227
4 Barclays plc	4.610%	2/15/23	17,800	18,568
4 Barclays plc	4.338%	5/16/24	14,800	15,456
Barclays plc	3.650%	3/16/25	14,900	15,221
4 Barclays plc	3.932%	5/7/25	7,900	8,157
Barclays plc	4.375%	1/12/26	7,200	7,596
Barclays plc	4.337%	1/10/28	9,800	10,296
4 Barclays plc	4.972%	5/16/29	13,600	14,916
Barclays plc	5.250%	8/17/45	3,600	4,096
Barclays plc	4.950%	1/10/47	11,500	12,603
BB&T Corp.	2.150%	2/1/21	6,575	6,578
BB&T Corp.	2.050%	5/10/21	14,025	14,010
BB&T Corp.	3.200%	9/3/21	8,000	8,148
BB&T Corp.	3.950%	3/22/22	2,049	2,128
BB&T Corp.	2.750%	4/1/22	7,000	7,098
BB&T Corp.	3.050%	6/20/22	7,000	7,163
BB&T Corp.	3.750%	12/6/23	600	635
BB&T Corp.	2.500%	8/1/24	10,525	10,603
BB&T Corp.	2.850%	10/26/24	11,691	11,940
BB&T Corp.	3.700%	6/5/25	13,500	14,429
BB&T Corp.	3.875%	3/19/29	6,609	7,166
BBVA USA	3.500%	6/11/21	9,025	9,170
BBVA USA	2.875%	6/29/22	14,100	14,289

BNP Paribas SA	5.000%	1/15/21	24,204	25,059
BNP Paribas SA	3.250%	3/3/23	9,025	9,361
8 BNP Paribas SA	3.800%	1/10/24	500	524
BNP Paribas SA	4.250%	10/15/24	3,600	3,816
BPCE SA	2.650%	2/3/21	5,275	5,303
BPCE SA	2.750%	12/2/21	13,750	13,892
8 BPCE SA	3.000%	5/22/22	5,700	5,783
BPCE SA	4.000%	4/15/24	12,800	13,758
BPCE SA	3.375%	12/2/26	4,000	4,193
8 BPCE SA	3.250%	1/11/28	275	286
Branch Banking & Trust Co.	2.850%	4/1/21	3,000	3,032
Branch Banking & Trust Co.	2.625%	1/15/22	10,232	10,323
Branch Banking & Trust Co.	3.625%	9/16/25	9,350	9,952
Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,700
Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	9,002
Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,283
Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,241
Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,421
Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,961
Capital One Bank USA NA	3.375%	2/15/23	15,110	15,552
Capital One Financial Corp.	2.400%	10/30/20	7,103	7,124
Capital One Financial Corp.	3.450%	4/30/21	8,000	8,142
Capital One Financial Corp.	4.750%	7/15/21	445	465
Capital One Financial Corp.	3.050%	3/9/22	7,350	7,493
Capital One Financial Corp.	3.200%	1/30/23	22,000	22,585
Capital One Financial Corp.	3.500%	6/15/23	1,378	1,434
Capital One Financial Corp.	3.900%	1/29/24	4,000	4,222
Capital One Financial Corp.	3.750%	4/24/24	9,900	10,402
Capital One Financial Corp.	3.300%	10/30/24	11,125	11,500
Capital One Financial Corp.	3.200%	2/5/25	7,000	7,200
Capital One Financial Corp.	4.250%	4/30/25	3,350	3,626
Capital One Financial Corp.	4.200%	10/29/25	625	666
Capital One Financial Corp.	3.750%	7/28/26	12,700	13,193
Capital One Financial Corp.	3.750%	3/9/27	4,750	4,995
Capital One Financial Corp.	3.800%	1/31/28	19,950	21,048
Capital One NA	2.950%	7/23/21	19,500	19,751
Capital One NA	2.250%	9/13/21	7,600	7,600
Capital One NA	2.650%	8/8/22	11,900	12,031
Citibank NA	2.125%	10/20/20	34,255	34,288
Citibank NA	2.850%	2/12/21	8,900	9,000
Citibank NA	3.400%	7/23/21	12,725	13,033
4 Citibank NA	3.165%	2/19/22	33,525	33,941
4 Citibank NA	2.844%	5/20/22	11,000	11,106
Citigroup Inc.	2.650%	10/26/20	9,652	9,710
Citigroup Inc.	2.700%	3/30/21	25,720	25,945
Citigroup Inc.	2.350%	8/2/21	7,850	7,877
Citigroup Inc.	2.900%	12/8/21	35,350	35,873
Citigroup Inc.	4.500%	1/14/22	13,675	14,364
Citigroup Inc.	2.750%	4/25/22	21,100	21,411
Citigroup Inc.	4.050%	7/30/22	9,500	9,945
Citigroup Inc.	2.700%	10/27/22	5,000	5,073
4 Citigroup Inc.	3.142%	1/24/23	22,000	22,416
Citigroup Inc.	3.375%	3/1/23	1,925	1,992
Citigroup Inc.	3.500%	5/15/23	22,865	23,689
4 Citigroup Inc.	2.876%	7/24/23	13,675	13,861
Citigroup Inc.	3.875%	10/25/23	25,880	27,410
4 Citigroup Inc.	4.044%	6/1/24	5,000	5,275

Citigroup Inc.	3.750%	6/16/24	2,400	2,545
Citigroup Inc.	4.000%	8/5/24	5,525	5,871
Citigroup Inc.	3.875%	3/26/25	11,325	11,928
4 Citigroup Inc.	3.352%	4/24/25	11,900	12,341
Citigroup Inc.	3.300%	4/27/25	1,950	2,036
Citigroup Inc.	4.400%	6/10/25	39,525	42,579
Citigroup Inc.	5.500%	9/13/25	9,400	10,662
Citigroup Inc.	3.700%	1/12/26	7,702	8,177
Citigroup Inc.	4.600%	3/9/26	24,650	26,888
Citigroup Inc.	3.400%	5/1/26	10,250	10,720
Citigroup Inc.	3.200%	10/21/26	31,250	32,254
Citigroup Inc.	4.300%	11/20/26	7,850	8,467
Citigroup Inc.	4.450%	9/29/27	34,700	37,842
4 Citigroup Inc.	3.887%	1/10/28	28,000	29,977
Citigroup Inc.	6.625%	1/15/28	25	32
4 Citigroup Inc.	3.668%	7/24/28	46,725	49,462
Citigroup Inc.	4.125%	7/25/28	1,400	1,504
4 Citigroup Inc.	3.520%	10/27/28	49,825	52,155
4 Citigroup Inc.	4.075%	4/23/29	4,964	5,418
4 Citigroup Inc.	3.980%	3/20/30	8,325	9,051
Citigroup Inc.	6.625%	6/15/32	225	295
Citigroup Inc.	5.875%	2/22/33	3,000	3,713
Citigroup Inc.	6.000%	10/31/33	3,850	4,814
Citigroup Inc.	6.125%	8/25/36	10,418	13,470
4 Citigroup Inc.	3.878%	1/24/39	11,125	12,114
Citigroup Inc.	8.125%	7/15/39	17,836	29,100
Citigroup Inc.	5.875%	1/30/42	8,339	11,361
Citigroup Inc.	6.675%	9/13/43	4,600	6,663
Citigroup Inc.	4.950%	11/7/43	8,250	9,405
Citigroup Inc.	5.300%	5/6/44	6,200	7,739
Citigroup Inc.	4.650%	7/30/45	6,275	7,584
Citigroup Inc.	4.750%	5/18/46	22,955	26,764
4 Citigroup Inc.	4.281%	4/24/48	650	763
Citigroup Inc.	4.650%	7/23/48	11,995	14,678
Citizens Bank NA	2.250%	10/30/20	12,250	12,271
Citizens Bank NA	2.550%	5/13/21	550	553
Citizens Bank NA	2.650%	5/26/22	5,600	5,662
Citizens Bank NA	3.700%	3/29/23	9,000	9,404
Citizens Bank NA	3.250%	2/14/22	12,000	12,283
Citizens Bank NA	3.750%	2/18/26	3,900	4,168
Citizens Financial Group Inc.	2.375%	7/28/21	1,000	1,002
Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,224
Citizens Financial Group Inc.	2.850%	7/27/26	950	959
Comerica Bank	4.000%	7/27/25	2,975	3,192
Comerica Inc.	3.700%	7/31/23	19,887	20,883
Comerica Inc.	3.800%	7/22/26	850	899
Comerica Inc.	4.000%	2/1/29	300	330
Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,528
8 Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,867
8 Commonwealth Bank of Australia	3.350%	6/4/24	40,150	42,105
8 Commonwealth Bank of Australia	2.625%	9/6/26	500	508
Cooperatieve Rabobank UA	4.500%	1/11/21	2,040	2,102
Cooperatieve Rabobank UA	2.500%	1/19/21	35,700	35,841
Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,708
Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,605
Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	21,680
Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	14,417

Cooperatieve Rabobank UA	3.375%	5/21/25	7,592	8,068
Cooperatieve Rabobank UA	4.375%	8/4/25	11,625	12,529
Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	8,005
Cooperatieve Rabobank UA	5.250%	5/24/41	9,855	13,431
Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	10,588
Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	19,260
Credit Suisse AG	3.000%	10/29/21	12,050	12,220
Credit Suisse AG	3.625%	9/9/24	20,492	21,657
8 Credit Suisse Group AG	3.574%	1/9/23	23,500	24,052
8 Credit Suisse Group AG	4.282%	1/9/28	5,700	6,131
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,176
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,505	25,896
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,250	18,979
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,540	16,232
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,150	24,314
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,950	10,932
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	15,550	19,039
Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,980
8 Danske Bank A/S	2.800%	3/10/21	200	201
Deutsche Bank AG	3.125%	1/13/21	5,975	5,969
Deutsche Bank AG	3.150%	1/22/21	15,800	15,764
Deutsche Bank AG	4.250%	2/4/21	10,000	10,078
Deutsche Bank AG	3.375%	5/12/21	1,675	1,673
Deutsche Bank AG	4.250%	10/14/21	22,850	23,175
Deutsche Bank AG	3.300%	11/16/22	5,900	5,860
Deutsche Bank AG	3.950%	2/27/23	15,000	15,202
Deutsche Bank AG	4.100%	1/13/26	3,475	3,448
Deutsche Bank AG	3.700%	5/30/24	7,800	7,781
Deutsche Bank AG	5.000%	2/14/22	3,425	3,539
Discover Bank	3.200%	8/9/21	1,400	1,421
Discover Bank	3.350%	2/6/23	9,300	9,596
Discover Bank	4.200%	8/8/23	9,475	10,074
Discover Bank	2.450%	9/12/24	6,400	6,378
Discover Bank	4.250%	3/13/26	2,175	2,340
Discover Bank	3.450%	7/27/26	6,250	6,450
4 Discover Bank	4.682%	8/9/28	3,000	3,125
Discover Bank	4.650%	9/13/28	6,400	7,124
Discover Financial Services	5.200%	4/27/22	1,050	1,121
Discover Financial Services	3.850%	11/21/22	5,630	5,871
Discover Financial Services	3.950%	11/6/24	9,675	10,268
Discover Financial Services	3.750%	3/4/25	5,090	5,340
Discover Financial Services	4.500%	1/30/26	6,600	7,165
Discover Financial Services	4.100%	2/9/27	5,300	5,637
Fifth Third Bancorp	3.500%	3/15/22	7,725	7,959
Fifth Third Bancorp	4.300%	1/16/24	7,050	7,569
Fifth Third Bancorp	3.650%	1/25/24	38,138	40,167
Fifth Third Bancorp	3.950%	3/14/28	4,400	4,815
Fifth Third Bancorp	8.250%	3/1/38	8,646	13,383
Fifth Third Bank	2.200%	10/30/20	6,050	6,061
Fifth Third Bank	2.250%	6/14/21	16,300	16,346
Fifth Third Bank	3.850%	3/15/26	10,500	11,191
Fifth Third Bank	3.350%	7/26/21	5,625	5,744
Fifth Third Bank	3.950%	7/28/25	10,900	11,854
First Horizon National Corp.	3.500%	12/15/20	4,350	4,376
First Republic Bank	2.500%	6/6/22	9,800	9,851
First Republic Bank	4.375%	8/1/46	1,450	1,604
First Republic Bank	4.625%	2/13/47	2,675	3,062

FirstMerit Bank NA	4.270%	11/25/26	2,150	2,299
Goldman Sachs Capital I	6.345%	2/15/34	9,435	12,041
Goldman Sachs Group Inc.	2.750%	9/15/20	45	45
Goldman Sachs Group Inc.	2.600%	12/27/20	500	500
Goldman Sachs Group Inc.	2.875%	2/25/21	21,272	21,459
Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,312
Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,440
Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,659
Goldman Sachs Group Inc.	5.750%	1/24/22	25,144	26,995
Goldman Sachs Group Inc.	3.000%	4/26/22	36,520	36,919
4 Goldman Sachs Group Inc.	2.876%	10/31/22	28,525	28,830
Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	25,634
Goldman Sachs Group Inc.	3.200%	2/23/23	33,840	34,749
4 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	25,343
4 Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	23,956
Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	34,040
Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	31,931
Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,338
Goldman Sachs Group Inc.	3.500%	1/23/25	19,080	19,884
Goldman Sachs Group Inc.	3.750%	5/22/25	9,029	9,551
4 Goldman Sachs Group Inc.	3.272%	9/29/25	38,685	39,956
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	4,016
Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	22,820
Goldman Sachs Group Inc.	3.500%	11/16/26	33,115	34,430
Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,566
Goldman Sachs Group Inc.	3.850%	1/26/27	22,750	24,126
4 Goldman Sachs Group Inc.	3.691%	6/5/28	28,075	29,453
4 Goldman Sachs Group Inc.	3.814%	4/23/29	42,984	45,585
4 Goldman Sachs Group Inc.	4.223%	5/1/29	27,650	30,135
Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	10,929
Goldman Sachs Group Inc.	6.750%	10/1/37	48,040	64,732
4 Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	25,354
4 Goldman Sachs Group Inc.	4.411%	4/23/39	25,985	29,287
Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	25,049
Goldman Sachs Group Inc.	4.800%	7/8/44	27,850	33,270
Goldman Sachs Group Inc.	5.150%	5/22/45	22,625	26,869
Goldman Sachs Group Inc.	4.750%	10/21/45	3,525	4,229
HSBC Bank USA NA	5.875%	11/1/34	5,725	7,359
HSBC Bank USA NA	5.625%	8/15/35	5,700	7,108
HSBC Bank USA NA	7.000%	1/15/39	7,726	11,158
HSBC Holdings plc	3.400%	3/8/21	30,973	31,408
HSBC Holdings plc	5.100%	4/5/21	14,670	15,260
HSBC Holdings plc	2.950%	5/25/21	30,225	30,497
HSBC Holdings plc	2.650%	1/5/22	33,405	33,638
HSBC Holdings plc	4.875%	1/14/22	1,895	2,003
HSBC Holdings plc	4.000%	3/30/22	10,455	10,894
4 HSBC Holdings plc	3.262%	3/13/23	26,875	27,336
HSBC Holdings plc	3.600%	5/25/23	22,250	23,125
4 HSBC Holdings plc	3.033%	11/22/23	7,950	8,037
HSBC Holdings plc	4.250%	3/14/24	10,600	11,154
4 HSBC Holdings plc	3.950%	5/18/24	34,900	36,427
4 HSBC Holdings plc	3.803%	3/11/25	36,800	38,322
HSBC Holdings plc	4.300%	3/8/26	35,305	38,179
HSBC Holdings plc	3.900%	5/25/26	23,300	24,680
4 HSBC Holdings plc	4.292%	9/12/26	43,400	46,448
HSBC Holdings plc	4.375%	11/23/26	21,300	22,811
4 HSBC Holdings plc	4.041%	3/13/28	25,200	26,751

4 HSBC Holdings plc	4.583%	6/19/29	19,600	21,736
4 HSBC Holdings plc	3.973%	5/22/30	11,407	12,130
HSBC Holdings plc	7.625%	5/17/32	575	818
HSBC Holdings plc	7.350%	11/27/32	600	831
HSBC Holdings plc	6.500%	5/2/36	13,965	18,559
HSBC Holdings plc	6.500%	9/15/37	27,115	36,468
HSBC Holdings plc	6.800%	6/1/38	5,553	7,740
HSBC Holdings plc	6.100%	1/14/42	3,325	4,743
HSBC Holdings plc	5.250%	3/14/44	25,750	31,868
HSBC USA Inc.	3.500%	6/23/24	11,475	12,132
Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,181
Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,828
Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,504
Huntington Bancshares Inc.	4.000%	5/15/25	3,750	4,016
Huntington National Bank	3.250%	5/14/21	12,500	12,707
Huntington National Bank	3.125%	4/1/22	4,500	4,597
Huntington National Bank	2.500%	8/7/22	10,000	10,078
Huntington National Bank	3.550%	10/6/23	5,700	5,982
ING Groep NV	3.150%	3/29/22	3,050	3,113
ING Groep NV	4.100%	10/2/23	17,000	18,059
ING Groep NV	3.550%	4/9/24	5,300	5,533
ING Groep NV	3.950%	3/29/27	10,500	11,294
ING Groep NV	4.550%	10/2/28	10,800	12,236
ING Groep NV	4.050%	4/9/29	10,160	11,158
JPMorgan Chase & Co.	4.250%	10/15/20	16,200	16,565
JPMorgan Chase & Co.	2.550%	10/29/20	8,365	8,408
JPMorgan Chase & Co.	2.550%	3/1/21	18,315	18,421
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,185
JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,547
JPMorgan Chase & Co.	2.295%	8/15/21	47,400	47,482
JPMorgan Chase & Co.	4.350%	8/15/21	16,115	16,769
JPMorgan Chase & Co.	4.500%	1/24/22	31,150	32,825
4 JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,901
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,172
JPMorgan Chase & Co.	2.972%	1/15/23	13,995	14,248
JPMorgan Chase & Co.	3.200%	1/25/23	17,125	17,676
4 JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,243
4 JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,639
JPMorgan Chase & Co.	3.375%	5/1/23	15,300	15,819
JPMorgan Chase & Co.	2.700%	5/18/23	18,475	18,775
JPMorgan Chase & Co.	3.875%	2/1/24	23,170	24,717
4 JPMorgan Chase & Co.	3.559%	4/23/24	46,855	48,816
JPMorgan Chase & Co.	3.625%	5/13/24	18,566	19,652
4 JPMorgan Chase & Co.	3.797%	7/23/24	6,025	6,353
JPMorgan Chase & Co.	3.875%	9/10/24	73,814	78,416
4 JPMorgan Chase & Co.	4.023%	12/5/24	13,000	13,850
JPMorgan Chase & Co.	3.125%	1/23/25	23,895	24,734
4 JPMorgan Chase & Co.	3.220%	3/1/25	25,850	26,759
JPMorgan Chase & Co.	3.900%	7/15/25	23,341	25,099
4 JPMorgan Chase & Co.	2.301%	10/15/25	10,000	9,950
JPMorgan Chase & Co.	3.300%	4/1/26	23,000	24,049
JPMorgan Chase & Co.	3.200%	6/15/26	17,100	17,751
JPMorgan Chase & Co.	2.950%	10/1/26	34,625	35,486
JPMorgan Chase & Co.	4.125%	12/15/26	28,750	31,381
4 JPMorgan Chase & Co.	3.960%	1/29/27	14,875	16,061
JPMorgan Chase & Co.	4.250%	10/1/27	10,100	11,098
JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,234

4 JPMorgan Chase & Co.	3.782%	2/1/28	29,075	31,137
4 JPMorgan Chase & Co.	3.540%	5/1/28	17,450	18,406
4 JPMorgan Chase & Co.	3.509%	1/23/29	38,350	40,423
4 JPMorgan Chase & Co.	4.005%	4/23/29	13,930	15,209
4 JPMorgan Chase & Co.	4.203%	7/23/29	36,025	39,888
4 JPMorgan Chase & Co.	4.452%	12/5/29	33,000	37,279
4 JPMorgan Chase & Co.	3.702%	5/6/30	450	482
JPMorgan Chase & Co.	8.750%	9/1/30	240	355
4 JPMorgan Chase & Co.	2.739%	10/15/30	10,000	9,925
JPMorgan Chase & Co.	6.400%	5/15/38	11,465	16,307
4 JPMorgan Chase & Co.	3.882%	7/24/38	32,050	35,122
JPMorgan Chase & Co.	5.500%	10/15/40	28,469	37,526
JPMorgan Chase & Co.	5.600%	7/15/41	5,442	7,347
JPMorgan Chase & Co.	5.400%	1/6/42	4,075	5,356
JPMorgan Chase & Co.	5.625%	8/16/43	14,010	18,398
JPMorgan Chase & Co.	4.950%	6/1/45	10,600	13,094
4 JPMorgan Chase & Co.	4.260%	2/22/48	22,500	26,293
4 JPMorgan Chase & Co.	4.032%	7/24/48	16,950	19,243
4 JPMorgan Chase & Co.	3.964%	11/15/48	38,450	43,058
4 JPMorgan Chase & Co.	3.897%	1/23/49	17,870	19,800
KeyBank NA	3.350%	6/15/21	3,275	3,340
KeyBank NA	2.500%	11/22/21	11,000	11,073
KeyBank NA	2.400%	6/9/22	1,550	1,559
KeyBank NA	2.300%	9/14/22	9,550	9,589
KeyBank NA	3.375%	3/7/23	4,000	4,152
KeyBank NA	3.300%	6/1/25	1,125	1,181
KeyBank NA	3.400%	5/20/26	2,000	2,083
4 KeyBank NA	3.180%	10/15/27	2,625	2,678
KeyBank NA	6.950%	2/1/28	500	628
KeyCorp	5.100%	3/24/21	9,090	9,465
KeyCorp	4.150%	10/29/25	6,750	7,357
KeyCorp	4.100%	4/30/28	18,000	19,781
KeyCorp	2.550%	10/1/29	6,400	6,259
Lloyds Bank plc	6.375%	1/21/21	5,300	5,573
Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,397
4 Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,708
Lloyds Banking Group plc	4.050%	8/16/23	34,800	36,573
4 Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,731
Lloyds Banking Group plc	3.900%	3/12/24	8,500	8,882
Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,705
Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,516
Lloyds Banking Group plc	4.582%	12/10/25	30,046	31,744
Lloyds Banking Group plc	4.650%	3/24/26	12,514	13,191
Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,093
Lloyds Banking Group plc	4.375%	3/22/28	22,510	24,384
Lloyds Banking Group plc	4.550%	8/16/28	7,150	7,865
4 Lloyds Banking Group plc	3.574%	11/7/28	21,225	21,630
Lloyds Banking Group plc	5.300%	12/1/45	2,925	3,399
Lloyds Banking Group plc	4.344%	1/9/48	17,750	18,152
M&T Bank Corp.	3.550%	7/26/23	4,500	4,718
Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	13,295
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,411
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,044	12,153
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	5,800	5,926
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,150	17,092
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,807
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	23,000	23,507

Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,675	27,885
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	7,000	7,067
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,238
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,020
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,015
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	29,123
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,056
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,870
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,550	7,017
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,529
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,237
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,550	26,685
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,650	14,978
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,394
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	16,950	18,361
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	14,724
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,850	3,278
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,450	12,289
Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,297
4 Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	17,930
4 Mizuho Financial Group Inc.	3.922%	9/11/24	12,650	13,299
4 Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	17,905
4 Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,264
Mizuho Financial Group Inc.	4.018%	3/5/28	23,350	25,649
4 Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,234
4 Mizuho Financial Group Inc.	3.153%	7/16/30	27,200	27,816
4 Mizuho Financial Group Inc.	2.869%	9/13/30	4,275	4,250
Morgan Stanley	5.750%	1/25/21	12,940	13,528
Morgan Stanley	2.500%	4/21/21	25,300	25,433
Morgan Stanley	5.500%	7/28/21	3,275	3,466
Morgan Stanley	2.625%	11/17/21	10,435	10,528
Morgan Stanley	2.750%	5/19/22	32,475	32,926
Morgan Stanley	4.875%	11/1/22	16,525	17,730
Morgan Stanley	3.125%	1/23/23	25,025	25,678
Morgan Stanley	3.750%	2/25/23	42,140	44,099
Morgan Stanley	4.100%	5/22/23	20,525	21,622
4 Morgan Stanley	3.737%	4/24/24	9,150	9,554
Morgan Stanley	3.875%	4/29/24	26,540	28,149
Morgan Stanley	3.700%	10/23/24	25,302	26,772
Morgan Stanley	4.000%	7/23/25	46,975	50,640
Morgan Stanley	5.000%	11/24/25	25,290	28,353
Morgan Stanley	3.875%	1/27/26	28,029	30,098
Morgan Stanley	3.125%	7/27/26	37,700	38,865
Morgan Stanley	6.250%	8/9/26	9,650	11,708
Morgan Stanley	4.350%	9/8/26	19,070	20,644
Morgan Stanley	3.625%	1/20/27	16,785	17,750
Morgan Stanley	3.950%	4/23/27	5,255	5,557
4 Morgan Stanley	3.591%	7/22/28	40,765	42,999
4 Morgan Stanley	3.772%	1/24/29	5,550	5,920
4 Morgan Stanley	4.431%	1/23/30	31,537	35,428
Morgan Stanley	7.250%	4/1/32	7,000	9,925
4 Morgan Stanley	3.971%	7/22/38	1,850	2,023
4 Morgan Stanley	4.457%	4/22/39	18,825	21,915
Morgan Stanley	6.375%	7/24/42	28,425	41,342
Morgan Stanley	4.300%	1/27/45	34,625	40,000
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,783
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,788

MUFG Union Bank NA	3.150%	4/1/22	31,800	32,567
National Australia Bank Ltd.	2.500%	1/12/21	300	302
National Australia Bank Ltd.	2.625%	1/14/21	4,000	4,026
National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,482
National Australia Bank Ltd.	3.375%	9/20/21	8,750	8,969
National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,198
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,305
National Australia Bank Ltd.	2.500%	5/22/22	15,800	15,990
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,287
National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,615
National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,547
National Australia Bank Ltd.	2.500%	7/12/26	12,175	12,271
National Bank of Canada	2.200%	11/2/20	17,000	17,004
Northern Trust Corp.	3.450%	11/4/20	2,950	2,992
Northern Trust Corp.	2.375%	8/2/22	5,480	5,535
Northern Trust Corp.	3.950%	10/30/25	8,750	9,532
Northern Trust Corp.	3.650%	8/3/28	3,425	3,771
Northern Trust Corp.	3.150%	5/3/29	4,200	4,439
4 Northern Trust Corp.	3.375%	5/8/32	4,950	5,101
People's United Bank NA	4.000%	7/15/24	3,000	3,140
People's United Financial Inc.	3.650%	12/6/22	5,695	5,876
PNC Bank NA	2.450%	11/5/20	7,270	7,294
PNC Bank NA	2.500%	1/22/21	2,400	2,409
PNC Bank NA	2.150%	4/29/21	15,000	15,011
PNC Bank NA	2.550%	12/9/21	17,100	17,243
PNC Bank NA	2.625%	2/17/22	20,800	21,027
PNC Bank NA	2.450%	7/28/22	75	76
PNC Bank NA	2.700%	11/1/22	16,088	16,277
PNC Bank NA	2.950%	1/30/23	4,500	4,606
PNC Bank NA	3.300%	10/30/24	3,850	4,037
PNC Bank NA	2.950%	2/23/25	5,750	5,928
PNC Bank NA	3.250%	6/1/25	4,550	4,763
PNC Bank NA	4.200%	11/1/25	4,625	5,088
PNC Bank NA	3.100%	10/25/27	275	289
PNC Bank NA	3.250%	1/22/28	10,775	11,398
PNC Bank NA	4.050%	7/26/28	5,750	6,333
PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,408
PNC Financial Services Group Inc.	3.500%	1/23/24	27,050	28,722
PNC Financial Services Group Inc.	3.900%	4/29/24	17,900	18,955
PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	20,063
PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,294
PNC Funding Corp.	3.300%	3/8/22	3,590	3,705
Regions Bank	2.750%	4/1/21	4,700	4,730
Regions Bank	6.450%	6/26/37	1,229	1,616
4 Regions Bank	3.374%	8/13/21	5,950	6,002
Regions Financial Corp.	3.200%	2/8/21	1,750	1,771
Regions Financial Corp.	2.750%	8/14/22	2,625	2,664
Regions Financial Corp.	3.800%	8/14/23	7,000	7,385
Regions Financial Corp.	7.375%	12/10/37	7,000	9,994
Royal Bank of Canada	2.150%	10/26/20	5,068	5,076
Royal Bank of Canada	2.350%	10/30/20	18,766	18,818
Royal Bank of Canada	2.500%	1/19/21	5,000	5,034
Royal Bank of Canada	3.200%	4/30/21	25,100	25,552
Royal Bank of Canada	2.750%	2/1/22	13,000	13,239
Royal Bank of Canada	2.800%	4/29/22	14,000	14,252
Royal Bank of Canada	3.700%	10/5/23	8,800	9,309
Royal Bank of Canada	2.550%	7/16/24	7,800	7,893

Royal Bank of Canada	4.650%	1/27/26	6,400	7,060
Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,405
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,050	10,184
Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,709
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,300	25,080
Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	6,099
Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	24,616
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	23,094
4 Royal Bank of Scotland Group plc	4.269%	3/22/25	11,500	12,020
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,855
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	20,000	21,983
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	34,200	38,300
4 Royal Bank of Scotland Group plc	4.445%	5/8/30	10,000	10,720
Santander Holdings USA Inc.	4.450%	12/3/21	5,600	5,820
Santander Holdings USA Inc.	3.700%	3/28/22	22,718	23,266
Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,640
Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,127
Santander Holdings USA Inc.	4.500%	7/17/25	19,500	20,920
Santander Holdings USA Inc.	4.400%	7/13/27	9,150	9,788
Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,513
Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,354
Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,396
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,103
4 Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,412
4 Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,121
Santander UK plc	2.125%	11/3/20	15,000	14,994
Santander UK plc	3.400%	6/1/21	14,650	14,876
Santander UK plc	4.000%	3/13/24	12,350	13,074
Santander UK plc	2.875%	6/18/24	8,700	8,834
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,847
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,850	20,703
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,573
State Street Corp.	4.375%	3/7/21	1,185	1,224
State Street Corp.	1.950%	5/19/21	26,097	26,172
4 State Street Corp.	2.653%	5/15/23	12,000	12,177
State Street Corp.	3.100%	5/15/23	19,007	19,654
State Street Corp.	3.700%	11/20/23	373	396
4 State Street Corp.	3.776%	12/3/24	5,800	6,132
State Street Corp.	3.300%	12/16/24	2,500	2,623
State Street Corp.	3.550%	8/18/25	11,086	11,833
State Street Corp.	2.650%	5/19/26	4,725	4,820
4 State Street Corp.	4.141%	12/3/29	2,250	2,546
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,506
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,770
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	562
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,664
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,263
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,836
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,661
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	4,545	4,586
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,827
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	8,983
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,131
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,350	8,460
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,107
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,500	7,686
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,500

Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,687
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	34,950	35,279
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	33,657
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	26,600	28,401
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,909
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	16,831
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,103
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,650	12,220
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,360
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,631
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,026
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	12,500	12,751
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,400	6,449
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	13,495
SunTrust Bank	2.450%	8/1/22	2,000	2,020
SunTrust Bank	3.000%	2/2/23	5,000	5,120
SunTrust Bank	2.750%	5/1/23	2,150	2,188
SunTrust Bank	3.300%	5/15/26	3,000	3,116
SunTrust Bank	2.800%	5/17/22	4,000	4,072
4 SunTrust Bank	3.502%	8/2/22	4,400	4,492
SunTrust Bank	3.200%	4/1/24	39,615	41,109
4 SunTrust Bank	3.689%	8/2/24	8,900	9,322
SunTrust Banks Inc.	2.900%	3/3/21	2,525	2,547
SunTrust Banks Inc.	2.700%	1/27/22	10,025	10,126
SunTrust Banks Inc.	4.000%	5/1/25	5,000	5,405
SVB Financial Group	3.500%	1/29/25	2,250	2,331
Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,376
Svenska Handelsbanken AB	2.450%	3/30/21	15,750	15,833
Svenska Handelsbanken AB	3.350%	5/24/21	26,000	26,498
Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,509
Synchrony Bank	3.650%	5/24/21	5,900	6,008
Synchrony Bank	3.000%	6/15/22	2,375	2,405
Synchrony Financial	3.750%	8/15/21	7,450	7,595
Synchrony Financial	2.850%	7/25/22	1,900	1,916
Synchrony Financial	4.375%	3/19/24	1,625	1,723
Synchrony Financial	4.250%	8/15/24	6,850	7,228
Synchrony Financial	4.500%	7/23/25	15,525	16,567
Synchrony Financial	3.700%	8/4/26	4,325	4,409
Synchrony Financial	3.950%	12/1/27	12,415	12,718
Synchrony Financial	5.150%	3/19/29	1,250	1,386
Synovus Financial Corp.	3.125%	11/1/22	2,775	2,799
Toronto-Dominion Bank	2.500%	12/14/20	19,500	19,604
Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,870
Toronto-Dominion Bank	2.125%	4/7/21	18,600	18,632
Toronto-Dominion Bank	1.800%	7/13/21	17,100	17,046
Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,270
Toronto-Dominion Bank	3.250%	3/11/24	19,900	20,775
Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,634
4 Toronto-Dominion Bank	3.625%	9/15/31	6,450	6,668
8 UBS AG	2.450%	12/1/20	20,000	20,106
US Bancorp	2.350%	1/29/21	3,675	3,690
US Bancorp	4.125%	5/24/21	2,515	2,596
US Bancorp	2.625%	1/24/22	10,050	10,168
US Bancorp	3.000%	3/15/22	4,225	4,327
US Bancorp	2.950%	7/15/22	10,725	10,966
US Bancorp	3.700%	1/30/24	11,050	11,774
US Bancorp	3.375%	2/5/24	11,500	12,097

US Bancorp	2.400%	7/30/24	11,100	11,227
US Bancorp	3.600%	9/11/24	12,445	13,241
US Bancorp	3.950%	11/17/25	5,418	5,957
US Bancorp	3.100%	4/27/26	4,450	4,616
US Bancorp	2.375%	7/22/26	20,550	20,709
US Bancorp	3.150%	4/27/27	13,000	13,759
US Bancorp	3.900%	4/26/28	5,600	6,289
US Bancorp	3.000%	7/30/29	3,000	3,092
US Bank NA	2.050%	10/23/20	7,825	7,831
US Bank NA	2.850%	1/23/23	4,625	4,735
US Bank NA	3.400%	7/24/23	7,825	8,200
US Bank NA	2.800%	1/27/25	12,950	13,339
US Bank NA	3.450%	11/16/21	3,700	3,799
US Bank NA	2.650%	5/23/22	10,250	10,426
Wachovia Corp.	6.605%	10/1/25	1,150	1,367
Wachovia Corp.	7.500%	4/15/35	500	695
Wachovia Corp.	5.500%	8/1/35	2,725	3,381
Wachovia Corp.	6.550%	10/15/35	250	326
Wells Fargo & Co.	2.550%	12/7/20	5,325	5,354
Wells Fargo & Co.	3.000%	1/22/21	11,010	11,135
Wells Fargo & Co.	2.500%	3/4/21	23,225	23,331
Wells Fargo & Co.	4.600%	4/1/21	15,015	15,562
Wells Fargo & Co.	2.100%	7/26/21	47,400	47,387
Wells Fargo & Co.	3.500%	3/8/22	7,815	8,061
Wells Fargo & Co.	2.625%	7/22/22	36,750	37,139
Wells Fargo & Co.	3.069%	1/24/23	54,147	55,148
Wells Fargo & Co.	3.450%	2/13/23	23,387	24,124
Wells Fargo & Co.	4.125%	8/15/23	26,812	28,432
Wells Fargo & Co.	4.480%	1/16/24	6,800	7,335
Wells Fargo & Co.	3.750%	1/24/24	5,710	6,029
Wells Fargo & Co.	3.300%	9/9/24	21,735	22,687
Wells Fargo & Co.	3.000%	2/19/25	22,775	23,372
Wells Fargo & Co.	3.550%	9/29/25	18,600	19,668
Wells Fargo & Co.	3.000%	4/22/26	13,475	13,831
Wells Fargo & Co.	4.100%	6/3/26	27,600	29,619
Wells Fargo & Co.	3.000%	10/23/26	23,423	24,041
4 Wells Fargo & Co.	3.196%	6/17/27	20,000	20,663
Wells Fargo & Co.	4.300%	7/22/27	17,125	18,728
4 Wells Fargo & Co.	3.584%	5/22/28	5,825	6,166
Wells Fargo & Co.	4.150%	1/24/29	25,500	28,215
Wells Fargo & Co.	5.375%	2/7/35	9,100	11,638
Wells Fargo & Co.	5.375%	11/2/43	30,854	38,885
Wells Fargo & Co.	5.606%	1/15/44	15,600	20,190
Wells Fargo & Co.	4.650%	11/4/44	16,595	19,148
Wells Fargo & Co.	3.900%	5/1/45	7,705	8,674
Wells Fargo & Co.	4.900%	11/17/45	17,525	20,967
Wells Fargo & Co.	4.400%	6/14/46	7,400	8,297
Wells Fargo & Co.	4.750%	12/7/46	21,825	25,821
Wells Fargo Bank NA	2.600%	1/15/21	26,450	26,644
4 Wells Fargo Bank NA	3.325%	7/23/21	15,505	15,645
Wells Fargo Bank NA	3.625%	10/22/21	14,850	15,273
4 Wells Fargo Bank NA	2.897%	5/27/22	9,000	9,096
Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,115
Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,919
Wells Fargo Bank NA	5.850%	2/1/37	11,275	14,869
Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,134
4 Wells Fargo Capital X	5.950%	12/1/86	3,425	4,182

Westpac Banking Corp.	2.600%	11/23/20	16,000	16,103
Westpac Banking Corp.	2.650%	1/25/21	4,875	4,913
Westpac Banking Corp.	2.100%	5/13/21	28,075	28,085
Westpac Banking Corp.	2.000%	8/19/21	8,750	8,742
Westpac Banking Corp.	2.500%	6/28/22	28,000	28,304
Westpac Banking Corp.	2.750%	1/11/23	8,000	8,167
Westpac Banking Corp.	3.650%	5/15/23	7,400	7,788
Westpac Banking Corp.	3.300%	2/26/24	10,700	11,193
Westpac Banking Corp.	2.850%	5/13/26	17,925	18,489
Westpac Banking Corp.	2.700%	8/19/26	1,550	1,583
Westpac Banking Corp.	3.350%	3/8/27	11,900	12,696
Westpac Banking Corp.	3.400%	1/25/28	150	162
4 Westpac Banking Corp.	4.322%	11/23/31	17,460	18,355
Westpac Banking Corp.	4.110%	7/24/34	3,300	3,429
Westpac Banking Corp.	4.421%	7/24/39	3,550	3,893
Zions Bancorp NA	3.500%	8/27/21	9,050	9,236

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,330
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,458
Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,018
Ameriprise Financial Inc.	4.000%	10/15/23	12,499	13,192
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,814
Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,397
BGC Partners Inc.	5.125%	5/27/21	3,450	3,561
8 BGC Partners Inc.	3.750%	10/1/24	2,580	2,575
BlackRock Inc.	4.250%	5/24/21	5,725	5,940
BlackRock Inc.	3.375%	6/1/22	11,744	12,225
BlackRock Inc.	3.500%	3/18/24	7,650	8,154
BlackRock Inc.	3.200%	3/15/27	6,000	6,346
BlackRock Inc.	3.250%	4/30/29	5,000	5,339
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	5,003
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,091
Brookfield Finance Inc.	3.900%	1/25/28	5,500	5,778
Brookfield Finance Inc.	4.850%	3/29/29	8,625	9,704
Brookfield Finance Inc.	4.700%	9/20/47	8,175	8,978
Brookfield Finance LLC	4.000%	4/1/24	9,920	10,561
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,237
Charles Schwab Corp.	3.250%	5/21/21	10,400	10,590
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,618
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,351
Charles Schwab Corp.	3.550%	2/1/24	10,180	10,779
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,155
Charles Schwab Corp.	3.450%	2/13/26	3,225	3,411
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,658
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,603
Charles Schwab Corp.	4.000%	2/1/29	6,000	6,661
Charles Schwab Corp.	3.250%	5/22/29	5,540	5,838
CME Group Inc.	3.000%	9/15/22	20,055	20,683
CME Group Inc.	3.000%	3/15/25	750	784
CME Group Inc.	3.750%	6/15/28	2,671	2,982
CME Group Inc.	5.300%	9/15/43	7,140	9,730
CME Group Inc.	4.150%	6/15/48	5,975	7,155
E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,325
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,463
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,959
Eaton Vance Corp.	3.625%	6/15/23	2,875	3,010

Eaton Vance Corp.	3.500%	4/6/27	2,600	2,738
Franklin Resources Inc.	2.800%	9/15/22	6,875	7,025
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,094
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,963
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,419
Intercontinental Exchange Inc.	3.450%	9/21/23	3,500	3,666
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,648
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,890
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,341
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,792
Intercontinental Exchange Inc.	4.250%	9/21/48	7,750	9,207
Invesco Finance plc	3.125%	11/30/22	16,300	16,693
Invesco Finance plc	4.000%	1/30/24	14,550	15,430
Invesco Finance plc	3.750%	1/15/26	10	11
Invesco Finance plc	5.375%	11/30/43	6,725	8,083
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,605
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,792
Jefferies Group LLC	6.875%	4/15/21	5,345	5,681
Jefferies Group LLC	5.125%	1/20/23	2,400	2,583
Jefferies Group LLC	4.850%	1/15/27	11,100	11,775
Jefferies Group LLC	6.450%	6/8/27	1,235	1,430
Jefferies Group LLC	6.250%	1/15/36	3,055	3,529
Jefferies Group LLC	6.500%	1/20/43	3,375	3,886
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	13,025	13,009
Lazard Group LLC	3.750%	2/13/25	100	104
Lazard Group LLC	3.625%	3/1/27	5,075	5,196
Lazard Group LLC	4.500%	9/19/28	9,350	10,174
Legg Mason Inc.	4.750%	3/15/26	3,502	3,834
Legg Mason Inc.	5.625%	1/15/44	4,875	5,478
Nasdaq Inc.	4.250%	6/1/24	4,325	4,673
Nasdaq Inc.	3.850%	6/30/26	4,350	4,654
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,197
Raymond James Financial Inc.	4.950%	7/15/46	7,275	8,649
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,512
Stifel Financial Corp.	4.250%	7/18/24	10,548	11,090
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,002
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	2,009
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,850	9,253
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,600

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	6,375	6,781
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	14,800	15,078
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	11,187	11,453
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	6,685	6,902
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	8,620	9,051
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	1,330	1,382
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	8,400	8,663

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	2,125	2,176
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,850	7,218
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	5,045	5,133
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	970	1,044
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,050	2,088
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	7,650	7,870
Air Lease Corp.	2.500%	3/1/21	10,025	10,052
Air Lease Corp.	3.875%	4/1/21	9,743	9,961
Air Lease Corp.	3.375%	6/1/21	2,025	2,055
Air Lease Corp.	3.500%	1/15/22	1,465	1,503
Air Lease Corp.	3.750%	2/1/22	5,625	5,778
Air Lease Corp.	2.625%	7/1/22	5,000	5,012
Air Lease Corp.	2.250%	1/15/23	1,000	996
Air Lease Corp.	2.750%	1/15/23	4,000	4,029
Air Lease Corp.	3.875%	7/3/23	4,350	4,545
Air Lease Corp.	3.000%	9/15/23	7,825	7,938
Air Lease Corp.	4.250%	2/1/24	6,350	6,730
Air Lease Corp.	4.250%	9/15/24	600	639
Air Lease Corp.	3.250%	3/1/25	7,000	7,116
Air Lease Corp.	3.625%	4/1/27	6,775	6,975
Air Lease Corp.	3.625%	12/1/27	4,000	4,116
Air Lease Corp.	4.625%	10/1/28	4,300	4,726
Air Lease Corp.	3.250%	10/1/29	4,265	4,210
Aircastle Ltd.	4.400%	9/25/23	5,800	6,094
Aircastle Ltd.	4.125%	5/1/24	5,463	5,673
Aircastle Ltd.	4.250%	6/15/26	5,000	5,132
Ares Capital Corp.	3.500%	2/10/23	11,500	11,539
Ares Capital Corp.	4.200%	6/10/24	6,610	6,775
Ares Capital Corp.	4.250%	3/1/25	5,900	6,066
FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,208
FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,482
GATX Corp.	3.250%	3/30/25	2,300	2,343
GATX Corp.	3.250%	9/15/26	2,800	2,849
GATX Corp.	3.850%	3/30/27	4,000	4,193
GATX Corp.	3.500%	3/15/28	7,000	7,198
GATX Corp.	4.550%	11/7/28	2,585	2,858
GATX Corp.	4.700%	4/1/29	4,000	4,496
GATX Corp.	5.200%	3/15/44	325	386
GATX Corp.	4.500%	3/30/45	2,175	2,326
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	52,564	52,417
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	11,968	12,196
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	98,355	103,123
International Lease Finance Corp.	8.250%	12/15/20	9,702	10,352
International Lease Finance Corp.	4.625%	4/15/21	3,260	3,368
International Lease Finance Corp.	8.625%	1/15/22	24,045	27,291
International Lease Finance Corp.	5.875%	8/15/22	8,212	9,017
Owl Rock Capital Corp.	5.250%	4/15/24	500	526

Prospect Capital Corp.	5.875%	3/15/23	550	581

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	725	1,066
AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,923
4 Aegon NV	5.500%	4/11/48	4,000	4,260
Aetna Inc.	2.750%	11/15/22	10,160	10,266
Aetna Inc.	2.800%	6/15/23	14,700	14,889
Aetna Inc.	3.500%	11/15/24	6,500	6,771
Aetna Inc.	6.625%	6/15/36	5,400	6,939
Aetna Inc.	6.750%	12/15/37	3,000	3,976
Aetna Inc.	4.500%	5/15/42	4,325	4,525
Aetna Inc.	4.125%	11/15/42	2,525	2,528
Aetna Inc.	4.750%	3/15/44	400	435
Aetna Inc.	3.875%	8/15/47	9,575	9,273
Aflac Inc.	3.625%	6/15/23	8,280	8,717
Aflac Inc.	3.625%	11/15/24	4,610	4,897
Aflac Inc.	3.250%	3/17/25	5,175	5,413
Aflac Inc.	2.875%	10/15/26	7,775	7,941
Aflac Inc.	4.000%	10/15/46	1,200	1,300
Aflac Inc.	4.750%	1/15/49	4,450	5,393
Alleghany Corp.	4.950%	6/27/22	2,950	3,159
Alleghany Corp.	4.900%	9/15/44	4,575	5,365
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,575
Allstate Corp.	3.150%	6/15/23	9,742	10,105
Allstate Corp.	3.280%	12/15/26	4,000	4,261
Allstate Corp.	5.350%	6/1/33	1,700	2,155
Allstate Corp.	5.550%	5/9/35	495	638
Allstate Corp.	5.950%	4/1/36	525	711
Allstate Corp.	4.500%	6/15/43	5,950	7,153
Allstate Corp.	4.200%	12/15/46	8,625	10,020
Allstate Corp.	3.850%	8/10/49	2,280	2,510
4 Allstate Corp.	5.750%	8/15/53	5,450	5,784
4 Allstate Corp.	6.500%	5/15/67	2,575	3,093
American Financial Group Inc.	3.500%	8/15/26	2,825	2,910
American Financial Group Inc.	4.500%	6/15/47	5,830	6,282
American International Group Inc.	6.400%	12/15/20	15,850	16,649
American International Group Inc.	3.300%	3/1/21	5,825	5,917
American International Group Inc.	4.875%	6/1/22	13,425	14,334
American International Group Inc.	4.125%	2/15/24	2,605	2,786
American International Group Inc.	3.750%	7/10/25	3,790	4,010
American International Group Inc.	3.900%	4/1/26	6,750	7,196
American International Group Inc.	4.200%	4/1/28	8,525	9,282
American International Group Inc.	4.250%	3/15/29	5,700	6,229
American International Group Inc.	3.875%	1/15/35	8,525	8,955
American International Group Inc.	4.700%	7/10/35	3,860	4,397
American International Group Inc.	6.250%	5/1/36	12,905	16,884
American International Group Inc.	4.500%	7/16/44	22,365	24,815
American International Group Inc.	4.800%	7/10/45	3,175	3,710
American International Group Inc.	4.750%	4/1/48	4,650	5,401
4 American International Group Inc.	5.750%	4/1/48	7,950	8,467
American International Group Inc.	4.375%	1/15/55	10,040	10,677
4 American International Group Inc.	8.175%	5/15/68	2,900	3,839
Anthem Inc.	2.500%	11/21/20	1,125	1,127
Anthem Inc.	3.700%	8/15/21	5,830	5,958
Anthem Inc.	3.125%	5/15/22	10,275	10,505
Anthem Inc.	2.950%	12/1/22	6,500	6,614

Anthem Inc.	3.300%	1/15/23	11,621	12,003
Anthem Inc.	3.500%	8/15/24	11,182	11,722
Anthem Inc.	3.350%	12/1/24	16,515	17,178
Anthem Inc.	2.375%	1/15/25	1,000	994
Anthem Inc.	3.650%	12/1/27	13,075	13,712
Anthem Inc.	4.101%	3/1/28	28,000	30,153
Anthem Inc.	2.875%	9/15/29	3,000	2,964
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,200	1,487
Anthem Inc.	6.375%	6/15/37	5,625	7,535
Anthem Inc.	4.625%	5/15/42	7,975	8,803
Anthem Inc.	4.650%	1/15/43	8,850	9,743
Anthem Inc.	5.100%	1/15/44	7,855	9,032
Anthem Inc.	4.650%	8/15/44	7,212	7,963
Anthem Inc.	4.375%	12/1/47	12,090	13,050
Anthem Inc.	4.550%	3/1/48	4,500	4,951
Anthem Inc.	4.850%	8/15/54	2,525	2,667
Aon Corp.	4.500%	12/15/28	8,500	9,555
Aon Corp.	3.750%	5/2/29	4,800	5,111
Aon Corp.	6.250%	9/30/40	2,650	3,541
Aon plc	2.800%	3/15/21	8,355	8,418
Aon plc	4.000%	11/27/23	2,675	2,847
Aon plc	3.500%	6/14/24	5,450	5,719
Aon plc	3.875%	12/15/25	8,600	9,252
Aon plc	4.600%	6/14/44	3,750	4,302
Aon plc	4.750%	5/15/45	5,150	6,034
Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,163
Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,867
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,597
Arch Capital Group US Inc.	5.144%	11/1/43	5,950	7,411
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,600
Assurant Inc.	4.000%	3/15/23	6,975	7,251
Assurant Inc.	4.200%	9/27/23	1,500	1,569
Assurant Inc.	4.900%	3/27/28	1,600	1,758
Assurant Inc.	3.700%	2/22/30	1,300	1,303
Assurant Inc.	6.750%	2/15/34	763	935
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,889
Athene Holding Ltd.	4.125%	1/12/28	8,525	8,748
AXA Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,509
AXA Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,255
AXA Equitable Holdings Inc.	4.350%	4/20/28	25,280	26,885
AXA Equitable Holdings Inc.	5.000%	4/20/48	16,600	17,815
AXA SA	8.600%	12/15/30	9,320	13,537
AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,721
AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,658
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,792
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,445
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,142
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	809
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	3,251
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	13,479	15,892
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	22,470	26,299
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	40,325	47,725
Berkshire Hathaway Inc.	2.200%	3/15/21	225	226
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,336
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,072
Berkshire Hathaway Inc.	3.000%	2/11/23	2,625	2,720

Berkshire Hathaway Inc.	2.750%	3/15/23	14,654	15,005
Berkshire Hathaway Inc.	3.125%	3/15/26	38,625	40,704
Berkshire Hathaway Inc.	4.500%	2/11/43	7,290	8,781
Brighthouse Financial Inc.	3.700%	6/22/27	12,293	12,151
Brighthouse Financial Inc.	4.700%	6/22/47	8,595	7,694
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,758
Brown & Brown Inc.	4.500%	3/15/29	3,575	3,909
Chubb Corp.	6.000%	5/11/37	1,450	2,014
Chubb Corp.	6.500%	5/15/38	955	1,412
Chubb INA Holdings Inc.	2.300%	11/3/20	3,775	3,782
Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,880
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,151
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,317
Chubb INA Holdings Inc.	3.150%	3/15/25	5,876	6,162
Chubb INA Holdings Inc.	3.350%	5/3/26	15,025	15,989
Chubb INA Holdings Inc.	6.700%	5/15/36	1,550	2,267
Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,175
Chubb INA Holdings Inc.	4.350%	11/3/45	19,961	24,373
Cigna Holding Co.	4.375%	12/15/20	200	205
Cigna Holding Co.	4.500%	3/15/21	1,390	1,428
Cigna Holding Co.	4.000%	2/15/22	4,785	4,952
Cigna Holding Co.	3.250%	4/15/25	13,075	13,449
Cigna Holding Co.	7.875%	5/15/27	362	479
Cigna Holding Co.	3.050%	10/15/27	17,105	17,247
Cigna Holding Co.	5.375%	2/15/42	1,300	1,481
Cigna Holding Co.	3.875%	10/15/47	7,225	7,121
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,352
CNA Financial Corp.	5.750%	8/15/21	2,665	2,826
CNA Financial Corp.	3.950%	5/15/24	7,955	8,501
CNA Financial Corp.	4.500%	3/1/26	2,650	2,887
CNA Financial Corp.	3.450%	8/15/27	5,000	5,180
CNA Financial Corp.	3.900%	5/1/29	1,450	1,556
CNO Financial Group Inc.	5.250%	5/30/29	1,000	1,094
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,809
Enstar Group Ltd.	4.950%	6/1/29	4,810	5,102
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,594
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,333
First American Financial Corp.	4.600%	11/15/24	4,650	5,000
Globe Life Inc.	4.550%	9/15/28	3,200	3,572
Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,348
Hartford Financial Services Group Inc.	2.800%	8/19/29	3,600	3,609
Hartford Financial Services Group Inc.	5.950%	10/15/36	500	650
Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,653
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,466
Hartford Financial Services Group Inc.	4.400%	3/15/48	100	114
Hartford Financial Services Group Inc.	3.600%	8/19/49	8,500	8,549
Humana Inc.	3.150%	12/1/22	4,825	4,928
Humana Inc.	3.850%	10/1/24	21,575	22,628
Humana Inc.	3.950%	3/15/27	9,950	10,552
Humana Inc.	4.625%	12/1/42	4,680	5,118
Humana Inc.	4.950%	10/1/44	5,600	6,435
Humana Inc.	4.800%	3/15/47	3,825	4,329
Humana Inc.	3.950%	8/15/49	1,950	1,942
Kemper Corp.	4.350%	2/15/25	1,500	1,583
Lincoln National Corp.	4.850%	6/24/21	12	13
Lincoln National Corp.	4.200%	3/15/22	4,985	5,194
Lincoln National Corp.	4.000%	9/1/23	3,200	3,385

Lincoln National Corp.	3.350%	3/9/25	225	234
Lincoln National Corp.	3.625%	12/12/26	9,925	10,447
Lincoln National Corp.	3.800%	3/1/28	9,750	10,327
Lincoln National Corp.	3.050%	1/15/30	4,125	4,106
Lincoln National Corp.	6.300%	10/9/37	4,150	5,451
Lincoln National Corp.	7.000%	6/15/40	1,070	1,521
Lincoln National Corp.	4.350%	3/1/48	925	1,006
Loews Corp.	2.625%	5/15/23	9,675	9,818
Loews Corp.	6.000%	2/1/35	3,025	3,988
Loews Corp.	4.125%	5/15/43	4,065	4,490
Manulife Financial Corp.	4.150%	3/4/26	8,850	9,776
4 Manulife Financial Corp.	4.061%	2/24/32	9,120	9,413
Manulife Financial Corp.	5.375%	3/4/46	8,075	10,678
Markel Corp.	4.900%	7/1/22	4,665	4,990
Markel Corp.	3.500%	11/1/27	4,175	4,271
Markel Corp.	3.350%	9/17/29	2,555	2,573
Markel Corp.	5.000%	4/5/46	4,150	4,760
Markel Corp.	4.300%	11/1/47	2,200	2,274
Markel Corp.	5.000%	5/20/49	2,500	2,884
Markel Corp.	4.150%	9/17/50	4,275	4,329
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,352
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,351
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,502
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	18,726
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,600	2,740
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,462
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,526
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,295	20,651
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,292
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,650	4,432
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,751
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,350	3,756
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	7,035	8,796
Mercury General Corp.	4.400%	3/15/27	3,265	3,443
MetLife Inc.	3.048%	12/15/22	8,950	9,206
MetLife Inc.	4.368%	9/15/23	275	297
MetLife Inc.	3.600%	4/10/24	15,943	16,878
MetLife Inc.	3.000%	3/1/25	8,475	8,793
MetLife Inc.	3.600%	11/13/25	4,975	5,340
MetLife Inc.	6.500%	12/15/32	225	313
MetLife Inc.	6.375%	6/15/34	2,445	3,424
MetLife Inc.	5.700%	6/15/35	7,660	10,278
MetLife Inc.	5.875%	2/6/41	6,720	9,116
MetLife Inc.	4.125%	8/13/42	10,475	11,606
MetLife Inc.	4.875%	11/13/43	8,419	10,341
MetLife Inc.	4.721%	12/15/44	6,350	7,651
MetLife Inc.	4.050%	3/1/45	10,325	11,498
MetLife Inc.	4.600%	5/13/46	4,816	5,832
4 MetLife Inc.	6.400%	12/15/66	16,231	19,234
4 MetLife Inc.	10.750%	8/1/69	500	808
Munich Re America Corp.	7.450%	12/15/26	1,200	1,546
4 Nationwide Financial Services Inc.	6.750%	5/15/87	300	339
Old Republic International Corp.	4.875%	10/1/24	4,550	4,977
Old Republic International Corp.	3.875%	8/26/26	4,560	4,799
PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,790
Primerica Inc.	4.750%	7/15/22	1,900	2,013
Principal Financial Group Inc.	3.400%	5/15/25	4,000	4,184

Principal Financial Group Inc.	3.100%	11/15/26	14,485	14,955
Principal Financial Group Inc.	4.625%	9/15/42	800	933
Principal Financial Group Inc.	4.350%	5/15/43	2,710	3,038
Principal Financial Group Inc.	4.300%	11/15/46	3,254	3,688
Progressive Corp.	3.750%	8/23/21	10,555	10,890
Progressive Corp.	2.450%	1/15/27	5,000	5,024
Progressive Corp.	6.625%	3/1/29	2,150	2,829
Progressive Corp.	4.350%	4/25/44	3,219	3,823
Progressive Corp.	4.125%	4/15/47	13,275	15,329
Progressive Corp.	4.200%	3/15/48	6,250	7,329
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,135
Prudential Financial Inc.	4.500%	11/16/21	675	707
Prudential Financial Inc.	3.500%	5/15/24	1,175	1,245
Prudential Financial Inc.	3.878%	3/27/28	4,700	5,162
Prudential Financial Inc.	5.750%	7/15/33	2,630	3,399
Prudential Financial Inc.	5.700%	12/14/36	7,720	10,140
Prudential Financial Inc.	6.625%	12/1/37	3,250	4,560
Prudential Financial Inc.	6.625%	6/21/40	3,020	4,323
Prudential Financial Inc.	6.200%	11/15/40	1,065	1,382
4 Prudential Financial Inc.	5.875%	9/15/42	11,936	12,805
4 Prudential Financial Inc.	5.625%	6/15/43	18,725	20,083
Prudential Financial Inc.	5.100%	8/15/43	2,775	3,322
4 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,453
Prudential Financial Inc.	4.600%	5/15/44	15,600	18,237
4 Prudential Financial Inc.	5.375%	5/15/45	4,850	5,166
4 Prudential Financial Inc.	4.500%	9/15/47	1,500	1,527
Prudential Financial Inc.	3.905%	12/7/47	8,143	8,669
Prudential Financial Inc.	4.418%	3/27/48	250	287
4 Prudential Financial Inc.	5.700%	9/15/48	9,000	9,998
Prudential Financial Inc.	3.935%	12/7/49	6,134	6,584
Prudential Financial Inc.	4.350%	2/25/50	8,600	9,860
Prudential Financial Inc.	3.700%	3/13/51	12,890	13,269
Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	6,022
Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,624
Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,598
Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,569
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,623
RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,673
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,081
Selective Insurance Group Inc.	5.375%	3/1/49	2,600	3,075
Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,882
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,691
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,091
Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,860
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,658
Travelers Cos. Inc.	6.250%	6/15/37	7,090	10,030
Travelers Cos. Inc.	5.350%	11/1/40	4,920	6,561
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,615
Travelers Cos. Inc.	4.300%	8/25/45	500	597
Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,412
Travelers Cos. Inc.	4.000%	5/30/47	12,600	14,506
Travelers Cos. Inc.	4.100%	3/4/49	6,700	7,831
Travelers Property Casualty Corp.	6.375%	3/15/33	535	747
Trinity Acquisition plc	4.400%	3/15/26	4,725	5,112
UnitedHealth Group Inc.	1.950%	10/15/20	18,350	18,331
UnitedHealth Group Inc.	3.875%	10/15/20	1,975	2,004
UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,889

UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,580
UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,035
UnitedHealth Group Inc.	3.375%	11/15/21	270	277
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,483
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,358
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,840
UnitedHealth Group Inc.	2.375%	10/15/22	10,000	10,057
UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,070
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,198
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,196
UnitedHealth Group Inc.	2.375%	8/15/24	4,475	4,504
UnitedHealth Group Inc.	3.750%	7/15/25	40,688	43,784
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,602
UnitedHealth Group Inc.	3.450%	1/15/27	13,000	13,812
UnitedHealth Group Inc.	3.375%	4/15/27	10,825	11,487
UnitedHealth Group Inc.	2.950%	10/15/27	9,225	9,524
UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,473
UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,650
UnitedHealth Group Inc.	2.875%	8/15/29	5,000	5,091
UnitedHealth Group Inc.	4.625%	7/15/35	3,600	4,353
UnitedHealth Group Inc.	5.800%	3/15/36	3,300	4,423
UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,543
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,287
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	20,607
UnitedHealth Group Inc.	3.500%	8/15/39	10,105	10,483
UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,688
UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,958
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,040
UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,290
UnitedHealth Group Inc.	4.250%	3/15/43	9,007	10,231
UnitedHealth Group Inc.	4.750%	7/15/45	17,738	21,518
UnitedHealth Group Inc.	4.200%	1/15/47	21,950	24,762
UnitedHealth Group Inc.	4.250%	4/15/47	11,175	12,637
UnitedHealth Group Inc.	3.750%	10/15/47	6,700	6,962
UnitedHealth Group Inc.	4.250%	6/15/48	13,053	15,073
UnitedHealth Group Inc.	4.450%	12/15/48	3,775	4,450
UnitedHealth Group Inc.	3.700%	8/15/49	6,055	6,415
UnitedHealth Group Inc.	3.875%	8/15/59	10,000	10,522
Unum Group	4.000%	3/15/24	3,300	3,480
Unum Group	4.000%	6/15/29	2,000	2,079
Unum Group	5.750%	8/15/42	4,943	5,919
Unum Group	4.500%	12/15/49	4,600	4,440
Voya Financial Inc.	3.125%	7/15/24	9,414	9,628
Voya Financial Inc.	3.650%	6/15/26	3,050	3,206
Voya Financial Inc.	5.700%	7/15/43	4,350	5,564
Voya Financial Inc.	4.800%	6/15/46	1,335	1,539
4 Voya Financial Inc.	4.700%	1/23/48	1,000	935
Willis North America Inc.	3.600%	5/15/24	5,910	6,121
Willis North America Inc.	4.500%	9/15/28	2,800	3,090
Willis North America Inc.	2.950%	9/15/29	1,500	1,472
Willis North America Inc.	5.050%	9/15/48	2,400	2,789
Willis North America Inc.	3.875%	9/15/49	6,375	6,218
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,451
WR Berkley Corp.	4.625%	3/15/22	6,400	6,760
WR Berkley Corp.	6.250%	2/15/37	150	193
WR Berkley Corp.	4.750%	8/1/44	3,280	3,740
XLIT Ltd.	4.450%	3/31/25	2,650	2,873

XLIT Ltd.	5.250%	12/15/43	4,850	6,325
XLIT Ltd.	5.500%	3/31/45	4,350	5,512

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,206
ORIX Corp.	2.900%	7/18/22	2,950	2,995
ORIX Corp.	3.250%	12/4/24	2,000	2,075
ORIX Corp.	3.700%	7/18/27	8,150	8,699

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	700
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	9,845
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,516
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,774
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	1,000	1,067
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,462
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,350
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,682
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	800	786
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,807
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	8,839
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,116
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	4,877
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,470	2,495
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,375	2,536
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	1,000	1,028
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	3,232
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,314
American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,113
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,041
AvalonBay Communities Inc.	2.950%	9/15/22	75	77
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,012
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,811
AvalonBay Communities Inc.	3.500%	11/15/24	850	905
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,540
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	4,125
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,893
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,288
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,369
AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,115
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	3,023
Boston Properties Inc.	3.400%	6/21/29	3,500	3,671
Boston Properties LP	4.125%	5/15/21	4,130	4,240
Boston Properties LP	3.850%	2/1/23	8,325	8,729
Boston Properties LP	3.125%	9/1/23	1,771	1,827
Boston Properties LP	3.800%	2/1/24	1,580	1,669
Boston Properties LP	3.200%	1/15/25	4,075	4,223
Boston Properties LP	3.650%	2/1/26	6,800	7,195
Boston Properties LP	2.750%	10/1/26	2,300	2,324
Boston Properties LP	2.900%	3/15/30	2,500	2,484
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,707
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	18,318
Brixmor Operating Partnership LP	3.875%	8/15/22	3,950	4,102

Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,518
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	2,081
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,975
Brixmor Operating Partnership LP	4.125%	6/15/26	2,850	3,027
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,556
Brixmor Operating Partnership LP	4.125%	5/15/29	5,880	6,270
Camden Property Trust	4.625%	6/15/21	1,025	1,062
Camden Property Trust	2.950%	12/15/22	5,575	5,693
Camden Property Trust	4.100%	10/15/28	1,975	2,198
Camden Property Trust	3.150%	7/1/29	5,165	5,366
Camden Property Trust	3.350%	11/1/49	1,000	1,006
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,000	4,169
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,675	5,779
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,450
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,624
Corporate Office Properties LP	5.250%	2/15/24	6,725	7,247
CubeSmart LP	4.375%	12/15/23	6,650	7,093
CubeSmart LP	4.000%	11/15/25	1,375	1,459
CubeSmart LP	3.125%	9/1/26	2,425	2,445
CubeSmart LP	4.375%	2/15/29	1,925	2,118
Digital Realty Trust LP	3.950%	7/1/22	7,575	7,914
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,802
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,424
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,114
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,625
Digital Realty Trust LP	4.450%	7/15/28	12,200	13,454
Digital Realty Trust LP	3.600%	7/1/29	7,575	7,909
Duke Realty LP	3.875%	2/15/21	10,000	10,248
Duke Realty LP	3.875%	10/15/22	6,175	6,459
Duke Realty LP	3.625%	4/15/23	1,740	1,810
Duke Realty LP	3.750%	12/1/24	1,500	1,586
Duke Realty LP	4.000%	9/15/28	2,025	2,210
EPR Properties	5.250%	7/15/23	3,375	3,633
EPR Properties	4.500%	4/1/25	7,023	7,362
EPR Properties	4.750%	12/15/26	1,100	1,184
EPR Properties	4.500%	6/1/27	245	260
EPR Properties	4.950%	4/15/28	4,150	4,510
EPR Properties	3.750%	8/15/29	5,830	5,821
ERP Operating LP	4.625%	12/15/21	1,459	1,531
ERP Operating LP	3.000%	4/15/23	1,675	1,719
ERP Operating LP	3.375%	6/1/25	300	317
ERP Operating LP	2.850%	11/1/26	9,175	9,404
ERP Operating LP	3.500%	3/1/28	7,000	7,453
ERP Operating LP	4.150%	12/1/28	3,200	3,576
ERP Operating LP	3.000%	7/1/29	4,195	4,327
ERP Operating LP	2.500%	2/15/30	4,680	4,602
ERP Operating LP	4.500%	7/1/44	4,200	5,059
ERP Operating LP	4.500%	6/1/45	3,750	4,506
ERP Operating LP	4.000%	8/1/47	2,775	3,140
Essex Portfolio LP	5.200%	3/15/21	1,750	1,812
Essex Portfolio LP	3.375%	1/15/23	1,000	1,030
Essex Portfolio LP	3.250%	5/1/23	1,425	1,461
Essex Portfolio LP	3.875%	5/1/24	1,575	1,661
Essex Portfolio LP	3.500%	4/1/25	8,950	9,348
Essex Portfolio LP	3.375%	4/15/26	3,485	3,641

Essex Portfolio LP	4.000%	3/1/29	5,795	6,324
Essex Portfolio LP	3.000%	1/15/30	3,725	3,754
Essex Portfolio LP	4.500%	3/15/48	6,300	7,260
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,697
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,918
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,482
Federal Realty Investment Trust	4.500%	12/1/44	7,075	8,336
HCP Inc.	3.150%	8/1/22	3,375	3,450
HCP Inc.	4.000%	12/1/22	4,283	4,485
HCP Inc.	4.250%	11/15/23	4,958	5,312
HCP Inc.	4.200%	3/1/24	10,067	10,810
HCP Inc.	3.875%	8/15/24	4,350	4,632
HCP Inc.	3.400%	2/1/25	4,850	5,035
HCP Inc.	4.000%	6/1/25	775	824
HCP Inc.	3.250%	7/15/26	2,000	2,056
HCP Inc.	3.500%	7/15/29	6,270	6,506
HCP Inc.	6.750%	2/1/41	1,496	2,136
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,810	2,918
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,688
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,402
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,676
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,386
Highwoods Realty LP	3.200%	6/15/21	9,209	9,328
Highwoods Realty LP	3.875%	3/1/27	3,850	4,032
Highwoods Realty LP	4.125%	3/15/28	3,000	3,185
Highwoods Realty LP	4.200%	4/15/29	2,600	2,795
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,225
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	6,226
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,270
Host Hotels & Resorts LP	3.875%	4/1/24	6,838	7,153
Host Hotels & Resorts LP	4.000%	6/15/25	1,400	1,478
Host Hotels & Resorts LP	3.375%	12/15/29	4,770	4,750
Hudson Pacific Properties Inc.	4.650%	4/1/29	1,500	1,651
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,619
Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,554
Kilroy Realty LP	3.800%	1/15/23	10,550	11,039
Kilroy Realty LP	3.450%	12/15/24	2,000	2,082
Kilroy Realty LP	4.375%	10/1/25	800	862
Kilroy Realty LP	4.750%	12/15/28	2,150	2,437
Kilroy Realty LP	4.250%	8/15/29	2,975	3,242
Kilroy Realty LP	3.050%	2/15/30	12,025	11,770
Kimco Realty Corp.	3.200%	5/1/21	125	127
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,507
Kimco Realty Corp.	3.125%	6/1/23	875	898
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,216
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,900
Kimco Realty Corp.	3.800%	4/1/27	5,175	5,498
Kimco Realty Corp.	4.250%	4/1/45	325	348
Kimco Realty Corp.	4.125%	12/1/46	400	419
Kimco Realty Corp.	4.450%	9/1/47	2,750	3,023
Kite Realty Group LP	4.000%	10/1/26	7,900	7,846
Liberty Property LP	4.750%	10/1/20	1,535	1,574
Liberty Property LP	3.375%	6/15/23	1,850	1,912
Liberty Property LP	4.400%	2/15/24	5,934	6,395
Liberty Property LP	3.750%	4/1/25	5,675	5,955
Liberty Property LP	4.375%	2/1/29	4,000	4,461
Life Storage LP	3.875%	12/15/27	1,000	1,058

Life Storage LP	4.000%	6/15/29	1,950	2,084
Life Storage LP	3.500%	7/1/26	10,625	10,938
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,560
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,866
Mid-America Apartments LP	4.000%	11/15/25	75	81
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,227
Mid-America Apartments LP	3.950%	3/15/29	8,650	9,416
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,664
National Retail Properties Inc.	3.300%	4/15/23	900	926
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,913
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,078
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,604
National Retail Properties Inc.	3.500%	10/15/27	5,050	5,276
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,774
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,734
Office Properties Income Trust	4.000%	7/15/22	2,725	2,776
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	18,935
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,561
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,429
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,767
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,818
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,180	4,514
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	9,953
Physicians Realty LP	4.300%	3/15/27	6,400	6,827
Physicians Realty LP	3.950%	1/15/28	3,000	3,135
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	6,218
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,840
Prologis LP	4.250%	8/15/23	1,800	1,939
Prologis LP	3.750%	11/1/25	1,450	1,576
Prologis LP	3.875%	9/15/28	2,500	2,788
Prologis LP	4.375%	9/15/48	3,500	4,336
Public Storage	2.370%	9/15/22	5,510	5,545
Public Storage	3.094%	9/15/27	2,600	2,731
Public Storage	3.385%	5/1/29	2,000	2,149
Realty Income Corp.	3.250%	10/15/22	9,900	10,183
Realty Income Corp.	4.650%	8/1/23	1,825	1,980
Realty Income Corp.	3.875%	7/15/24	1,950	2,082
Realty Income Corp.	3.875%	4/15/25	6,840	7,340
Realty Income Corp.	4.125%	10/15/26	10,420	11,490
Realty Income Corp.	3.000%	1/15/27	5,750	5,908
Realty Income Corp.	3.650%	1/15/28	7,725	8,276
Realty Income Corp.	3.250%	6/15/29	12,250	12,795
Realty Income Corp.	4.650%	3/15/47	9,855	12,212
Regency Centers Corp.	3.750%	11/15/22	2,000	2,083
Regency Centers LP	3.600%	2/1/27	2,010	2,118
Regency Centers LP	4.125%	3/15/28	1,375	1,494
Regency Centers LP	2.950%	9/15/29	5,000	4,977
Regency Centers LP	4.400%	2/1/47	5,650	6,468
Regency Centers LP	4.650%	3/15/49	4,225	5,064
Sabra Health Care LP	5.125%	8/15/26	500	535
Sabra Health Care LP	3.900%	10/15/29	8,975	8,877
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,700	1,795
Select Income REIT	4.150%	2/1/22	1,975	2,018
Select Income REIT	4.250%	5/15/24	1,325	1,355
Select Income REIT	4.500%	2/1/25	5,916	6,121
Service Properties Trust	4.250%	2/15/21	50	51
Service Properties Trust	4.500%	6/15/23	3,211	3,303

Service Properties Trust	4.650%	3/15/24	3,525	3,625
Service Properties Trust	4.350%	10/1/24	4,000	4,049
Service Properties Trust	4.500%	3/15/25	1,550	1,572
Service Properties Trust	5.250%	2/15/26	2,035	2,122
Service Properties Trust	4.750%	10/1/26	2,695	2,706
Service Properties Trust	4.950%	2/15/27	4,000	4,067
Service Properties Trust	3.950%	1/15/28	3,925	3,752
Service Properties Trust	4.950%	10/1/29	8,800	8,695
Service Properties Trust	4.375%	2/15/30	14,700	14,039
Simon Property Group LP	4.375%	3/1/21	1,645	1,690
Simon Property Group LP	2.500%	7/15/21	2,000	2,013
Simon Property Group LP	4.125%	12/1/21	17,150	17,814
Simon Property Group LP	2.350%	1/30/22	3,525	3,550
Simon Property Group LP	3.375%	3/15/22	1,675	1,736
Simon Property Group LP	2.625%	6/15/22	10,300	10,450
Simon Property Group LP	2.750%	2/1/23	3,625	3,697
Simon Property Group LP	2.750%	6/1/23	6,000	6,127
Simon Property Group LP	3.750%	2/1/24	5,000	5,296
Simon Property Group LP	2.000%	9/13/24	4,195	4,147
Simon Property Group LP	3.500%	9/1/25	2,800	2,963
Simon Property Group LP	3.300%	1/15/26	6,380	6,681
Simon Property Group LP	3.250%	11/30/26	2,800	2,940
Simon Property Group LP	3.375%	6/15/27	8,780	9,275
Simon Property Group LP	3.375%	12/1/27	4,700	4,972
Simon Property Group LP	2.450%	9/13/29	10,685	10,414
Simon Property Group LP	6.750%	2/1/40	4,550	6,691
Simon Property Group LP	4.750%	3/15/42	2,010	2,435
Simon Property Group LP	4.250%	10/1/44	200	229
Simon Property Group LP	4.250%	11/30/46	4,700	5,426
Simon Property Group LP	3.250%	9/13/49	9,360	9,121
SITE Centers Corp.	4.625%	7/15/22	1,498	1,557
SITE Centers Corp.	3.900%	8/15/24	8,125	8,403
SITE Centers Corp.	3.625%	2/1/25	6,000	6,170
SITE Centers Corp.	4.250%	2/1/26	1,700	1,803
SITE Centers Corp.	4.700%	6/1/27	16,350	17,919
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,365
Spirit Realty LP	3.200%	1/15/27	2,000	1,983
Spirit Realty LP	4.000%	7/15/29	2,650	2,754
Spirit Realty LP	3.400%	1/15/30	3,840	3,803
STORE Capital Corp.	4.500%	3/15/28	3,195	3,447
STORE Capital Corp.	4.625%	3/15/29	5,000	5,427
Tanger Properties LP	3.750%	12/1/24	1,000	1,026
Tanger Properties LP	3.125%	9/1/26	4,710	4,627
Tanger Properties LP	3.875%	7/15/27	2,600	2,649
UDR Inc.	4.625%	1/10/22	8,300	8,666
UDR Inc.	3.750%	7/1/24	200	212
UDR Inc.	2.950%	9/1/26	4,400	4,474
UDR Inc.	3.500%	7/1/27	5,250	5,544
UDR Inc.	3.500%	1/15/28	5,075	5,350
UDR Inc.	3.000%	8/15/31	3,500	3,511
Ventas Realty LP	3.100%	1/15/23	4,120	4,223
Ventas Realty LP	3.125%	6/15/23	7,060	7,246
Ventas Realty LP	3.500%	4/15/24	3,075	3,214
Ventas Realty LP	3.750%	5/1/24	2,325	2,454
Ventas Realty LP	2.650%	1/15/25	3,610	3,635
Ventas Realty LP	4.125%	1/15/26	1,825	1,972
Ventas Realty LP	3.250%	10/15/26	9,075	9,367

Ventas Realty LP	3.850%	4/1/27	2,075	2,207
Ventas Realty LP	4.000%	3/1/28	12,985	13,931
Ventas Realty LP	4.400%	1/15/29	4,000	4,437
Ventas Realty LP	3.000%	1/15/30	3,865	3,829
Ventas Realty LP	5.700%	9/30/43	1,000	1,294
Ventas Realty LP	4.375%	2/1/45	3,000	3,317
Ventas Realty LP	4.875%	4/15/49	1,200	1,426
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,827	7,010
VEREIT Operating Partnership LP	4.125%	6/1/21	3,475	3,563
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,739
VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,643
VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,245
VEREIT Operating Partnership LP	3.950%	8/15/27	16,100	16,964
Vornado Realty LP	3.500%	1/15/25	2,425	2,502
Washington REIT	4.950%	10/1/20	800	809
Washington REIT	3.950%	10/15/22	1,050	1,088
8 WEA Finance LLC / Westfield UK & Europe
Finance plc	3.750%	9/17/24	500	530
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,561
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,261
Weingarten Realty Investors	4.450%	1/15/24	600	638
Weingarten Realty Investors	3.850%	6/1/25	900	935
Welltower Inc.	3.750%	3/15/23	16,519	17,284
Welltower Inc.	3.950%	9/1/23	3,475	3,684
Welltower Inc.	3.625%	3/15/24	12,600	13,232
Welltower Inc.	4.000%	6/1/25	12,875	13,747
Welltower Inc.	4.250%	4/1/26	9,775	10,622
Welltower Inc.	4.250%	4/15/28	1,525	1,672
Welltower Inc.	4.125%	3/15/29	8,145	8,862
Welltower Inc.	3.100%	1/15/30	2,400	2,397
Welltower Inc.	6.500%	3/15/41	1,250	1,700
Welltower Inc.	5.125%	3/15/43	950	1,114
Welltower Inc.	4.950%	9/1/48	4,500	5,416
WP Carey Inc.	4.600%	4/1/24	7,705	8,238
WP Carey Inc.	4.000%	2/1/25	1,250	1,311
WP Carey Inc.	4.250%	10/1/26	2,350	2,511
WP Carey Inc.	3.850%	7/15/29	2,200	2,328
				15,875,301
Industrial (16.2%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,886
Air Products & Chemicals Inc.	3.350%	7/31/24	11,545	12,170
Airgas Inc.	3.650%	7/15/24	9,075	9,589
Albemarle Corp.	4.150%	12/1/24	5,300	5,652
Albemarle Corp.	5.450%	12/1/44	3,240	3,692
ArcelorMittal	6.250%	2/25/22	2,923	3,157
ArcelorMittal	3.600%	7/16/24	5,000	5,036
ArcelorMittal	6.125%	6/1/25	5,200	5,830
ArcelorMittal	4.550%	3/11/26	16,500	17,242
ArcelorMittal	4.250%	7/16/29	3,750	3,812
ArcelorMittal	7.000%	10/15/39	6,600	8,009
Barrick Gold Corp.	6.450%	10/15/35	1,050	1,359
Barrick Gold Corp.	5.250%	4/1/42	9,150	11,150
Barrick North America Finance LLC	5.700%	5/30/41	9,970	12,551
Barrick North America Finance LLC	5.750%	5/1/43	6,200	8,122
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	12,159	15,590
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	12,915

BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	7,975
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	122
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	4,614
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,890	26,883
8 Braskem America Finance Co.	7.125%	7/22/41	200	236
Braskem Finance Ltd.	6.450%	2/3/24	4,300	4,746
Cabot Corp.	3.700%	7/15/22	400	409
Cabot Corp.	4.000%	7/1/29	2,800	2,937
Celanese US Holdings LLC	5.875%	6/15/21	3,950	4,172
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	9,050	9,391
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,993
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,477
Domtar Corp.	6.750%	2/15/44	3,600	4,104
Dow Chemical Co.	4.125%	11/15/21	15,515	16,053
Dow Chemical Co.	3.000%	11/15/22	28,100	28,693
Dow Chemical Co.	3.500%	10/1/24	5,700	5,938
8 Dow Chemical Co.	4.550%	11/30/25	4,500	4,927
8 Dow Chemical Co.	4.800%	11/30/28	5,225	5,898
Dow Chemical Co.	7.375%	11/1/29	5,350	7,047
Dow Chemical Co.	4.250%	10/1/34	6,455	6,850
Dow Chemical Co.	9.400%	5/15/39	9,860	16,005
Dow Chemical Co.	5.250%	11/15/41	3,515	3,998
Dow Chemical Co.	4.375%	11/15/42	13,430	13,893
Dow Chemical Co.	4.625%	10/1/44	1,600	1,722
8 Dow Chemical Co.	5.550%	11/30/48	7,375	8,930
8 Dow Chemical Co.	4.800%	5/15/49	2,000	2,209
DuPont de Nemours Inc.	3.766%	11/15/20	12,025	12,243
DuPont de Nemours Inc.	4.205%	11/15/23	19,000	20,352
DuPont de Nemours Inc.	4.493%	11/15/25	12,000	13,246
DuPont de Nemours Inc.	4.725%	11/15/28	26,025	29,701
DuPont de Nemours Inc.	5.319%	11/15/38	15,475	18,772
DuPont de Nemours Inc.	5.419%	11/15/48	23,000	29,188
Eastman Chemical Co.	4.500%	1/15/21	430	438
Eastman Chemical Co.	3.600%	8/15/22	7,095	7,335
Eastman Chemical Co.	3.800%	3/15/25	2,500	2,620
Eastman Chemical Co.	4.800%	9/1/42	3,950	4,315
Eastman Chemical Co.	4.650%	10/15/44	5,425	5,875
Ecolab Inc.	4.350%	12/8/21	4,569	4,788
Ecolab Inc.	2.375%	8/10/22	7,115	7,178
Ecolab Inc.	3.250%	1/14/23	2,325	2,410
Ecolab Inc.	2.700%	11/1/26	3,100	3,176
Ecolab Inc.	3.250%	12/1/27	4,100	4,359
Ecolab Inc.	5.500%	12/8/41	2,156	2,895
Ecolab Inc.	3.950%	12/1/47	6,746	7,669
Fibria Overseas Finance Ltd.	5.250%	5/12/24	7,725	8,246
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,900	6,003
Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,639
FMC Corp.	3.950%	2/1/22	3,000	3,090
FMC Corp.	4.100%	2/1/24	6,500	6,786
FMC Corp.	3.200%	10/1/26	1,675	1,690
FMC Corp.	3.450%	10/1/29	3,360	3,400
FMC Corp.	4.500%	10/1/49	3,000	3,115
Georgia-Pacific LLC	8.000%	1/15/24	14,030	17,011
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,157
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,330
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,496
Georgia-Pacific LLC	8.875%	5/15/31	4,460	7,059

Huntsman International LLC	4.500%	5/1/29	6,425	6,759
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,510
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,193
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,320
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,696
International Paper Co.	7.500%	8/15/21	4,779	5,223
International Paper Co.	4.750%	2/15/22	4,104	4,318
International Paper Co.	3.650%	6/15/24	7,000	7,363
International Paper Co.	3.800%	1/15/26	1,010	1,071
International Paper Co.	3.000%	2/15/27	11,150	11,296
International Paper Co.	5.000%	9/15/35	3,135	3,626
International Paper Co.	7.300%	11/15/39	3,787	5,131
International Paper Co.	6.000%	11/15/41	1,900	2,313
International Paper Co.	4.800%	6/15/44	11,425	12,320
International Paper Co.	5.150%	5/15/46	7,650	8,579
International Paper Co.	4.400%	8/15/47	12,096	12,518
International Paper Co.	4.350%	8/15/48	9,900	10,216
Kinross Gold Corp.	5.125%	9/1/21	900	934
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,439
Kinross Gold Corp.	4.500%	7/15/27	467	489
Lubrizol Corp.	6.500%	10/1/34	420	600
LYB International Finance BV	4.000%	7/15/23	7,856	8,319
LYB International Finance BV	5.250%	7/15/43	7,856	8,952
LYB International Finance BV	4.875%	3/15/44	6,910	7,523
LYB International Finance II BV	3.500%	3/2/27	15,000	15,448
LYB International Finance III LLC	4.200%	10/15/49	1,460	1,444
LyondellBasell Industries NV	6.000%	11/15/21	15,650	16,670
LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,499
LyondellBasell Industries NV	4.625%	2/26/55	5,050	5,192
Meadwestvaco Corp.	7.950%	2/15/31	8,200	11,312
Methanex Corp.	5.650%	12/1/44	6,200	5,977
Mosaic Co.	3.750%	11/15/21	10,275	10,489
Mosaic Co.	3.250%	11/15/22	10,450	10,680
Mosaic Co.	4.250%	11/15/23	12,507	13,231
Mosaic Co.	4.050%	11/15/27	6,125	6,343
Mosaic Co.	5.450%	11/15/33	1,805	2,049
Mosaic Co.	4.875%	11/15/41	4,470	4,438
Mosaic Co.	5.625%	11/15/43	1,250	1,375
Newmont Goldcorp Corp.	3.625%	6/9/21	2,145	2,178
Newmont Goldcorp Corp.	3.500%	3/15/22	400	410
Newmont Goldcorp Corp.	3.700%	3/15/23	21,590	22,384
Newmont Goldcorp Corp.	2.800%	10/1/29	2,000	1,976
Newmont Goldcorp Corp.	5.875%	4/1/35	780	1,004
Newmont Goldcorp Corp.	6.250%	10/1/39	6,626	8,845
Newmont Goldcorp Corp.	4.875%	3/15/42	7,825	9,130
Newmont Goldcorp Corp.	5.450%	6/9/44	4,184	5,302
Nucor Corp.	4.125%	9/15/22	8,191	8,626
Nucor Corp.	4.000%	8/1/23	8,027	8,526
Nucor Corp.	6.400%	12/1/37	7,875	10,978
Nucor Corp.	5.200%	8/1/43	11,225	14,035
Nucor Corp.	4.400%	5/1/48	2,780	3,188
Nutrien Ltd.	3.150%	10/1/22	14,135	14,409
Nutrien Ltd.	3.500%	6/1/23	6,664	6,885
Nutrien Ltd.	3.625%	3/15/24	500	523
Nutrien Ltd.	3.375%	3/15/25	5,450	5,632
Nutrien Ltd.	3.000%	4/1/25	4,000	4,058
Nutrien Ltd.	4.000%	12/15/26	2,700	2,888

Nutrien Ltd.	4.200%	4/1/29	2,925	3,215
Nutrien Ltd.	4.125%	3/15/35	5,525	5,736
Nutrien Ltd.	7.125%	5/23/36	200	266
Nutrien Ltd.	5.625%	12/1/40	4,875	5,838
Nutrien Ltd.	6.125%	1/15/41	1,375	1,704
Nutrien Ltd.	4.900%	6/1/43	6,410	7,217
Nutrien Ltd.	5.250%	1/15/45	18,755	22,044
Nutrien Ltd.	5.000%	4/1/49	5,957	6,920
Packaging Corp. of America	3.900%	6/15/22	7,222	7,491
Packaging Corp. of America	4.500%	11/1/23	8,345	8,939
Packaging Corp. of America	3.650%	9/15/24	4,570	4,777
Packaging Corp. of America	3.400%	12/15/27	700	721
PPG Industries Inc.	2.400%	8/15/24	2,500	2,498
Praxair Inc.	4.050%	3/15/21	120	123
Praxair Inc.	3.000%	9/1/21	8,125	8,275
Praxair Inc.	2.450%	2/15/22	15,971	16,135
Praxair Inc.	2.200%	8/15/22	10,243	10,314
Praxair Inc.	2.650%	2/5/25	3,500	3,589
Praxair Inc.	3.200%	1/30/26	3,000	3,178
Praxair Inc.	3.550%	11/7/42	2,500	2,667
Rayonier Inc.	3.750%	4/1/22	1,950	1,975
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,429
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,362
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,006
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	30,475	32,707
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	507
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,087
Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	4,941
Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	14,931
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,386
RPM International Inc.	3.450%	11/15/22	3,275	3,343
RPM International Inc.	3.750%	3/15/27	3,875	4,015
RPM International Inc.	5.250%	6/1/45	3,592	3,968
RPM International Inc.	4.250%	1/15/48	10,120	9,877
Sasol Financing International Ltd.	4.500%	11/14/22	9,110	9,297
SASOL Financing USA LLC	5.875%	3/27/24	13,325	14,358
SASOL Financing USA LLC	6.500%	9/27/28	6,600	7,260
Sherwin-Williams Co.	4.200%	1/15/22	500	521
Sherwin-Williams Co.	2.750%	6/1/22	7,366	7,477
Sherwin-Williams Co.	3.125%	6/1/24	9,875	10,196
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,659
Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,803
Sherwin-Williams Co.	3.450%	6/1/27	17,500	18,285
Sherwin-Williams Co.	2.950%	8/15/29	5,000	5,011
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,040
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,766
Sherwin-Williams Co.	4.500%	6/1/47	3,375	3,785
Southern Copper Corp.	3.500%	11/8/22	2,400	2,461
Southern Copper Corp.	3.875%	4/23/25	2,800	2,926
Southern Copper Corp.	7.500%	7/27/35	3,725	4,987
Southern Copper Corp.	6.750%	4/16/40	1,550	2,013
Southern Copper Corp.	5.250%	11/8/42	17,545	19,814
Southern Copper Corp.	5.875%	4/23/45	22,780	27,736
Suzano Austria GmbH	6.000%	1/15/29	18,750	20,320
Suzano Austria GmbH	5.000%	1/15/30	6,700	6,733
Teck Resources Ltd.	6.125%	10/1/35	4,727	5,342
Teck Resources Ltd.	6.000%	8/15/40	2,830	3,053

Teck Resources Ltd.	6.250%	7/15/41	9,020	9,956
Vale Canada Ltd.	7.200%	9/15/32	3,316	3,983
Vale Overseas Ltd.	4.375%	1/11/22	17,329	17,892
Vale Overseas Ltd.	6.250%	8/10/26	22,860	26,403
Vale Overseas Ltd.	8.250%	1/17/34	500	681
Vale Overseas Ltd.	6.875%	11/21/36	16,289	20,565
Vale Overseas Ltd.	6.875%	11/10/39	14,765	18,788
Vale SA	5.625%	9/11/42	4,597	5,154
Westlake Chemical Corp.	3.600%	8/15/26	19,200	19,800
Westlake Chemical Corp.	5.000%	8/15/46	13,210	14,191
Westlake Chemical Corp.	4.375%	11/15/47	275	268
Westrock MWV LLC	8.200%	1/15/30	5,804	7,975
WestRock RKT Co.	4.900%	3/1/22	1,950	2,061
WestRock RKT Co.	4.000%	3/1/23	2,865	2,998
Weyerhaeuser Co.	4.700%	3/15/21	570	586
Weyerhaeuser Co.	3.250%	3/15/23	500	513
Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,757
Weyerhaeuser Co.	8.500%	1/15/25	800	1,025
Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,172
Weyerhaeuser Co.	7.375%	3/15/32	5,105	7,142
Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,030
WRKCo Inc.	3.000%	9/15/24	5,575	5,666
WRKCo Inc.	3.750%	3/15/25	4,025	4,235
WRKCo Inc.	4.650%	3/15/26	2,315	2,540
WRKCo Inc.	3.375%	9/15/27	4,700	4,778
WRKCo Inc.	4.000%	3/15/28	5,000	5,286
WRKCo Inc.	3.900%	6/1/28	2,000	2,098
WRKCo Inc.	4.900%	3/15/29	9,150	10,337
WRKCo Inc.	4.200%	6/1/32	3,580	3,922
Yamana Gold Inc.	4.625%	12/15/27	4,000	4,238

Capital Goods (1.4%)
3M Co.	1.625%	9/19/21	4,625	4,604
3M Co.	2.750%	3/1/22	7,518	7,674
3M Co.	2.000%	6/26/22	1,982	2,000
3M Co.	1.750%	2/14/23	5,300	5,278
3M Co.	2.250%	3/15/23	1,950	1,970
3M Co.	3.250%	2/14/24	3,075	3,234
3M Co.	2.000%	2/14/25	6,425	6,386
3M Co.	3.000%	8/7/25	3,900	4,081
3M Co.	2.250%	9/19/26	5,900	5,880
3M Co.	2.875%	10/15/27	5,150	5,326
3M Co.	3.625%	9/14/28	5,816	6,360
3M Co.	3.375%	3/1/29	7,075	7,596
3M Co.	2.375%	8/26/29	8,275	8,211
3M Co.	3.875%	6/15/44	1,000	1,092
3M Co.	3.125%	9/19/46	5,500	5,299
3M Co.	3.625%	10/15/47	4,675	4,915
3M Co.	4.000%	9/14/48	10,400	11,645
3M Co.	3.250%	8/26/49	8,750	8,781
ABB Finance USA Inc.	2.875%	5/8/22	4,660	4,749
ABB Finance USA Inc.	3.375%	4/3/23	250	260
ABB Finance USA Inc.	3.800%	4/3/28	5,725	6,314
ABB Finance USA Inc.	4.375%	5/8/42	6,900	8,391
Allegion plc	3.500%	10/1/29	3,455	3,482
Allegion US Holding Co. Inc.	3.200%	10/1/24	900	913
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,176

Avery Dennison Corp.	4.875%	12/6/28	660	753
8 Bemis Co. Inc.	4.500%	10/15/21	1,205	1,249
8 Bemis Co. Inc.	3.100%	9/15/26	2,450	2,430
Boeing Co.	1.650%	10/30/20	4,165	4,147
Boeing Co.	2.300%	8/1/21	3,500	3,514
Boeing Co.	8.750%	8/15/21	390	436
Boeing Co.	2.350%	10/30/21	2,000	2,008
Boeing Co.	2.125%	3/1/22	5,075	5,070
Boeing Co.	2.700%	5/1/22	4,425	4,512
Boeing Co.	2.800%	3/1/23	7,350	7,493
Boeing Co.	1.875%	6/15/23	3,100	3,070
Boeing Co.	2.800%	3/1/24	2,000	2,053
Boeing Co.	2.850%	10/30/24	2,325	2,389
Boeing Co.	2.500%	3/1/25	580	582
Boeing Co.	7.250%	6/15/25	325	408
Boeing Co.	2.600%	10/30/25	4,050	4,109
Boeing Co.	3.100%	5/1/26	4,875	5,108
Boeing Co.	2.250%	6/15/26	1,750	1,736
Boeing Co.	2.700%	2/1/27	7,265	7,420
Boeing Co.	2.800%	3/1/27	1,975	2,017
Boeing Co.	3.250%	3/1/28	2,926	3,076
Boeing Co.	3.450%	11/1/28	2,342	2,508
Boeing Co.	3.200%	3/1/29	8,775	9,217
Boeing Co.	2.950%	2/1/30	9,230	9,488
Boeing Co.	6.125%	2/15/33	5,775	7,714
Boeing Co.	3.600%	5/1/34	7,825	8,488
Boeing Co.	3.250%	2/1/35	9,000	9,359
Boeing Co.	6.625%	2/15/38	525	756
Boeing Co.	3.550%	3/1/38	1,392	1,474
Boeing Co.	3.500%	3/1/39	3,415	3,587
Boeing Co.	6.875%	3/15/39	7,905	11,725
Boeing Co.	5.875%	2/15/40	480	649
Boeing Co.	3.375%	6/15/46	7,000	7,036
Boeing Co.	3.650%	3/1/47	4,800	5,075
Boeing Co.	3.625%	3/1/48	3,500	3,677
Boeing Co.	3.850%	11/1/48	475	519
Boeing Co.	3.900%	5/1/49	6,990	7,672
Boeing Co.	3.750%	2/1/50	4,855	5,235
Boeing Co.	3.825%	3/1/59	8,050	8,589
Boeing Co.	3.950%	8/1/59	4,000	4,372
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,655
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,872
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,204
Caterpillar Financial Services Corp.	1.850%	9/4/20	14,625	14,606
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,510
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,506
Caterpillar Financial Services Corp.	2.650%	5/17/21	4,200	4,243
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,859
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,316
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,960
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,405
Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,216
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,637
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,071
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,138
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,120
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,613

Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,189
Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,216
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,520
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,631
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,322
Caterpillar Inc.	3.900%	5/27/21	14,147	14,578
Caterpillar Inc.	2.600%	6/26/22	15,425	15,687
Caterpillar Inc.	3.400%	5/15/24	5,500	5,805
Caterpillar Inc.	2.600%	9/19/29	4,000	4,034
Caterpillar Inc.	5.300%	9/15/35	3,100	3,969
Caterpillar Inc.	6.050%	8/15/36	9,241	12,747
Caterpillar Inc.	5.200%	5/27/41	5,147	6,776
Caterpillar Inc.	3.803%	8/15/42	20,654	23,135
Caterpillar Inc.	4.300%	5/15/44	2,830	3,379
Caterpillar Inc.	3.250%	9/19/49	7,000	7,211
Caterpillar Inc.	4.750%	5/15/64	1,650	2,085
CNH Industrial Capital LLC	4.375%	11/6/20	8,300	8,451
CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,857
CNH Industrial Capital LLC	4.200%	1/15/24	15,795	16,708
CNH Industrial NV	4.500%	8/15/23	1,350	1,437
CNH Industrial NV	3.850%	11/15/27	5,950	6,125
Crane Co.	4.450%	12/15/23	5,690	6,028
Crane Co.	4.200%	3/15/48	3,900	4,070
CRH America Inc.	5.750%	1/15/21	2,290	2,368
Deere & Co.	2.600%	6/8/22	6,165	6,279
Deere & Co.	5.375%	10/16/29	6,170	7,700
Deere & Co.	3.900%	6/9/42	5,212	5,999
Dover Corp.	4.300%	3/1/21	1,780	1,822
Dover Corp.	3.150%	11/15/25	10,000	10,177
Dover Corp.	6.600%	3/15/38	2,050	2,790
Dover Corp.	5.375%	3/1/41	1,495	1,863
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,834
Eaton Corp.	2.750%	11/2/22	12,994	13,214
Eaton Corp.	3.103%	9/15/27	7,765	8,073
Eaton Corp.	4.000%	11/2/32	7,729	8,792
Eaton Corp.	4.150%	11/2/42	1,175	1,296
Eaton Corp.	3.915%	9/15/47	4,950	5,348
Embraer Netherlands Finance BV	5.050%	6/15/25	6,675	7,315
Embraer Netherlands Finance BV	5.400%	2/1/27	6,100	6,914
8 Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,688
Embraer SA	5.150%	6/15/22	3,850	4,077
Emerson Electric Co.	4.250%	11/15/20	1,307	1,339
Emerson Electric Co.	2.625%	12/1/21	11,025	11,159
Emerson Electric Co.	2.625%	2/15/23	3,500	3,603
Emerson Electric Co.	3.150%	6/1/25	1,800	1,899
Emerson Electric Co.	5.250%	11/15/39	440	571
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,516
Flowserve Corp.	3.500%	9/15/22	13,705	13,869
Flowserve Corp.	4.000%	11/15/23	4,575	4,699
Fortive Corp.	2.350%	6/15/21	5,122	5,128
Fortive Corp.	3.150%	6/15/26	3,750	3,805
Fortive Corp.	4.300%	6/15/46	5,250	5,546
Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,275
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,593
General Dynamics Corp.	3.000%	5/11/21	2,170	2,207
General Dynamics Corp.	3.875%	7/15/21	1,925	1,984
General Dynamics Corp.	2.250%	11/15/22	4,722	4,762

General Dynamics Corp.	3.375%	5/15/23	8,500	8,902
General Dynamics Corp.	1.875%	8/15/23	18,200	18,050
General Dynamics Corp.	2.375%	11/15/24	12,000	12,167
General Dynamics Corp.	3.500%	5/15/25	9,743	10,407
General Dynamics Corp.	2.625%	11/15/27	10,440	10,694
General Dynamics Corp.	3.750%	5/15/28	9,135	10,136
General Dynamics Corp.	3.600%	11/15/42	3,064	3,409
General Electric Co.	4.625%	1/7/21	3,928	4,028
General Electric Co.	5.300%	2/11/21	12,647	13,060
General Electric Co.	4.650%	10/17/21	8,692	9,036
General Electric Co.	3.150%	9/7/22	7,206	7,315
General Electric Co.	2.700%	10/9/22	31,690	31,803
General Electric Co.	3.100%	1/9/23	3,973	4,024
General Electric Co.	3.375%	3/11/24	14,800	15,222
General Electric Co.	3.450%	5/15/24	4,892	5,026
General Electric Co.	6.750%	3/15/32	21,984	27,561
General Electric Co.	6.150%	8/7/37	7,946	9,760
General Electric Co.	5.875%	1/14/38	26,536	31,772
General Electric Co.	6.875%	1/10/39	17,878	23,666
General Electric Co.	4.125%	10/9/42	7,769	7,815
General Electric Co.	4.500%	3/11/44	10,010	10,673
Hexcel Corp.	4.700%	8/15/25	1,350	1,459
Honeywell International Inc.	4.250%	3/1/21	10,530	10,864
Honeywell International Inc.	1.850%	11/1/21	13,350	13,330
Honeywell International Inc.	2.150%	8/8/22	3,500	3,530
Honeywell International Inc.	3.350%	12/1/23	10,140	10,708
Honeywell International Inc.	2.300%	8/15/24	7,425	7,534
Honeywell International Inc.	2.500%	11/1/26	5,375	5,474
Honeywell International Inc.	2.700%	8/15/29	4,250	4,386
Honeywell International Inc.	5.700%	3/15/36	4,580	6,194
Honeywell International Inc.	5.700%	3/15/37	4,995	6,787
Honeywell International Inc.	5.375%	3/1/41	5,995	8,077
Honeywell International Inc.	3.812%	11/21/47	725	834
Hubbell Inc.	3.350%	3/1/26	2,800	2,855
Hubbell Inc.	3.150%	8/15/27	3,425	3,459
Hubbell Inc.	3.500%	2/15/28	4,645	4,830
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,075	9,483
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,966
Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,351
Illinois Tool Works Inc.	2.650%	11/15/26	11,050	11,409
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	4,611
Illinois Tool Works Inc.	3.900%	9/1/42	11,642	13,517
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,520
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,110
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	50	53
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,753
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,917
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,300	7,601
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,475	3,610
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	11,381
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,459
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,025	3,427
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,134
John Deere Capital Corp.	2.350%	1/8/21	2,150	2,162
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,703
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,183
John Deere Capital Corp.	2.875%	3/12/21	10,025	10,153

John Deere Capital Corp.	3.900%	7/12/21	8,268	8,532
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,826
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,288
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,471
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,293
John Deere Capital Corp.	2.150%	9/8/22	10,350	10,439
John Deere Capital Corp.	2.700%	1/6/23	300	306
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,821
John Deere Capital Corp.	2.800%	3/6/23	10,950	11,221
John Deere Capital Corp.	3.450%	6/7/23	800	839
John Deere Capital Corp.	3.650%	10/12/23	3,150	3,341
John Deere Capital Corp.	2.600%	3/7/24	3,000	3,059
John Deere Capital Corp.	3.350%	6/12/24	9,931	10,456
John Deere Capital Corp.	2.650%	6/24/24	4,421	4,520
John Deere Capital Corp.	3.450%	3/13/25	17,240	18,352
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,865
John Deere Capital Corp.	2.650%	6/10/26	1,900	1,944
John Deere Capital Corp.	2.250%	9/14/26	965	962
John Deere Capital Corp.	2.800%	9/8/27	4,100	4,224
John Deere Capital Corp.	3.050%	1/6/28	7,700	8,075
John Deere Capital Corp.	3.450%	3/7/29	4,475	4,839
John Deere Capital Corp.	2.800%	7/18/29	5,575	5,722
Johnson Controls International plc	3.625%	7/2/24	4,302	4,490
Johnson Controls International plc	3.900%	2/14/26	4,082	4,352
Johnson Controls International plc	6.000%	1/15/36	954	1,173
Johnson Controls International plc	4.625%	7/2/44	7,850	8,614
Johnson Controls International plc	5.125%	9/14/45	1,045	1,220
Johnson Controls International plc	4.500%	2/15/47	9,495	10,329
Johnson Controls International plc	4.950%	7/2/64	3,658	3,874
Kennametal Inc.	3.875%	2/15/22	1,525	1,570
Kennametal Inc.	4.625%	6/15/28	6,620	7,041
8 L3Harris Technologies Inc.	4.950%	2/15/21	9,125	9,389
8 L3Harris Technologies Inc.	3.850%	6/15/23	8,950	9,422
8 L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,108
8 L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,900
L3Harris Technologies Inc.	3.832%	4/27/25	7,510	8,004
8 L3Harris Technologies Inc.	4.400%	6/15/28	5,350	5,999
L3Harris Technologies Inc.	4.854%	4/27/35	1,925	2,269
L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,252
L3Harris Technologies Inc.	5.054%	4/27/45	4,170	5,244
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,854
Leggett & Platt Inc.	3.500%	11/15/27	12,475	12,591
Leggett & Platt Inc.	4.400%	3/15/29	4,050	4,354
Legrand France SA	8.500%	2/15/25	3,350	4,359
Lennox International Inc.	3.000%	11/15/23	1,000	1,008
Lockheed Martin Corp.	2.500%	11/23/20	16,120	16,189
Lockheed Martin Corp.	3.350%	9/15/21	9,219	9,461
Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,085
Lockheed Martin Corp.	2.900%	3/1/25	675	701
Lockheed Martin Corp.	3.550%	1/15/26	16,000	17,135
Lockheed Martin Corp.	3.600%	3/1/35	9,240	9,976
Lockheed Martin Corp.	4.500%	5/15/36	4,725	5,628
Lockheed Martin Corp.	6.150%	9/1/36	7,685	10,703
Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,495
Lockheed Martin Corp.	4.850%	9/15/41	622	771
Lockheed Martin Corp.	4.070%	12/15/42	11,440	13,148
Lockheed Martin Corp.	3.800%	3/1/45	2,117	2,351

Lockheed Martin Corp.	4.700%	5/15/46	13,250	16,743
Lockheed Martin Corp.	4.090%	9/15/52	13,236	15,543
Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,188
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,291
Martin Marietta Materials Inc.	3.500%	12/15/27	6,000	6,218
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	7,582
Masco Corp.	3.500%	4/1/21	2,715	2,752
Masco Corp.	5.950%	3/15/22	583	625
Masco Corp.	4.450%	4/1/25	4,700	5,056
Masco Corp.	4.375%	4/1/26	4,500	4,826
Masco Corp.	3.500%	11/15/27	6,550	6,694
Masco Corp.	7.750%	8/1/29	1,144	1,466
Masco Corp.	6.500%	8/15/32	54	66
Masco Corp.	4.500%	5/15/47	5,000	5,074
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,402
Northrop Grumman Corp.	2.080%	10/15/20	6,725	6,725
Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,680
Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,118
Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,818
Northrop Grumman Corp.	2.930%	1/15/25	8,400	8,648
Northrop Grumman Corp.	3.200%	2/1/27	6,200	6,469
Northrop Grumman Corp.	3.250%	1/15/28	15,850	16,611
Northrop Grumman Corp.	5.050%	11/15/40	2,525	3,124
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,777
Northrop Grumman Corp.	3.850%	4/15/45	2,000	2,185
Northrop Grumman Corp.	4.030%	10/15/47	5,425	6,125
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,920	5,706
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,137
Nvent Finance Sarl	4.550%	4/15/28	3,850	4,066
Oshkosh Corp.	4.600%	5/15/28	7,375	7,947
Owens Corning	4.200%	12/1/24	4,000	4,228
Owens Corning	3.400%	8/15/26	1,400	1,406
Owens Corning	3.950%	8/15/29	4,000	4,067
Owens Corning	7.000%	12/1/36	1,787	2,196
Owens Corning	4.300%	7/15/47	4,325	3,894
Owens Corning	4.400%	1/30/48	3,200	2,942
Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,860
Parker-Hannifin Corp.	2.700%	6/14/24	4,700	4,788
Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,173
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,336
Parker-Hannifin Corp.	3.250%	6/14/29	3,000	3,125
Parker-Hannifin Corp.	4.200%	11/21/34	3,400	3,810
Parker-Hannifin Corp.	6.250%	5/15/38	2,925	3,991
Parker-Hannifin Corp.	4.450%	11/21/44	4,270	4,912
Parker-Hannifin Corp.	4.100%	3/1/47	5,500	6,089
Parker-Hannifin Corp.	4.000%	6/14/49	6,975	7,662
Precision Castparts Corp.	2.500%	1/15/23	13,970	14,211
Precision Castparts Corp.	3.250%	6/15/25	15,450	16,130
Precision Castparts Corp.	3.900%	1/15/43	5,575	6,139
Precision Castparts Corp.	4.375%	6/15/45	5,712	6,729
Raytheon Co.	3.125%	10/15/20	4,375	4,427
Raytheon Co.	2.500%	12/15/22	18,875	19,072
Raytheon Co.	3.150%	12/15/24	2,250	2,363
Raytheon Co.	7.200%	8/15/27	1,010	1,346
Raytheon Co.	4.875%	10/15/40	450	568
Raytheon Co.	4.700%	12/15/41	6,350	7,884
Raytheon Co.	4.200%	12/15/44	795	945

Republic Services Inc.	5.250%	11/15/21	8,838	9,405
Republic Services Inc.	3.550%	6/1/22	475	492
Republic Services Inc.	4.750%	5/15/23	2,425	2,623
Republic Services Inc.	2.500%	8/15/24	4,500	4,550
Republic Services Inc.	3.200%	3/15/25	3,000	3,116
Republic Services Inc.	2.900%	7/1/26	8,525	8,743
Republic Services Inc.	6.200%	3/1/40	3,440	4,766
Republic Services Inc.	5.700%	5/15/41	7,965	10,609
Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,307
Rockwell Automation Inc.	4.200%	3/1/49	5,025	5,986
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,019
Rockwell Collins Inc.	2.800%	3/15/22	7,000	7,106
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,936
Rockwell Collins Inc.	3.200%	3/15/24	12,107	12,568
Rockwell Collins Inc.	3.500%	3/15/27	9,800	10,464
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,502
Rockwell Collins Inc.	4.350%	4/15/47	9,250	10,780
Roper Technologies Inc.	3.000%	12/15/20	4,075	4,115
Roper Technologies Inc.	2.800%	12/15/21	14,575	14,707
Roper Technologies Inc.	3.125%	11/15/22	400	410
Roper Technologies Inc.	2.350%	9/15/24	4,450	4,457
Roper Technologies Inc.	3.850%	12/15/25	2,675	2,881
Roper Technologies Inc.	3.800%	12/15/26	11,559	12,359
Roper Technologies Inc.	4.200%	9/15/28	7,100	7,791
Roper Technologies Inc.	2.950%	9/15/29	4,000	4,020
Snap-on Inc.	6.125%	9/1/21	3,135	3,370
Snap-on Inc.	3.250%	3/1/27	1,900	2,003
Snap-on Inc.	4.100%	3/1/48	2,600	3,011
Sonoco Products Co.	5.750%	11/1/40	4,210	5,211
Spirit AeroSystems Inc.	3.950%	6/15/23	13,300	13,760
Spirit AeroSystems Inc.	3.850%	6/15/26	10,785	11,078
Spirit AeroSystems Inc.	4.600%	6/15/28	11,530	12,509
Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,111
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,853
Stanley Black & Decker Inc.	3.400%	3/1/26	2,500	2,646
Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,672
Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	7,798
Textron Inc.	4.300%	3/1/24	2,625	2,809
Textron Inc.	3.875%	3/1/25	7,600	8,018
Textron Inc.	4.000%	3/15/26	6,200	6,612
Textron Inc.	3.650%	3/15/27	11,961	12,520
Textron Inc.	3.375%	3/1/28	5,450	5,606
Textron Inc.	3.900%	9/17/29	4,300	4,610
Timken Co.	3.875%	9/1/24	1,000	1,039
Timken Co.	4.500%	12/15/28	7,320	7,823
United Technologies Corp.	3.350%	8/16/21	2,725	2,785
United Technologies Corp.	1.950%	11/1/21	9,010	8,995
United Technologies Corp.	2.300%	5/4/22	200	201
United Technologies Corp.	3.100%	6/1/22	20,168	20,758
United Technologies Corp.	3.650%	8/16/23	22,000	23,260
United Technologies Corp.	2.800%	5/4/24	11,250	11,572
United Technologies Corp.	3.950%	8/16/25	16,875	18,459
United Technologies Corp.	2.650%	11/1/26	4,350	4,452
United Technologies Corp.	3.125%	5/4/27	350	367
United Technologies Corp.	6.700%	8/1/28	325	423
United Technologies Corp.	4.125%	11/16/28	25,677	29,048
United Technologies Corp.	7.500%	9/15/29	7,125	10,006

United Technologies Corp.	5.400%	5/1/35	3,225	4,101
United Technologies Corp.	6.050%	6/1/36	5,215	7,002
United Technologies Corp.	6.125%	7/15/38	8,750	12,117
United Technologies Corp.	4.450%	11/16/38	9,165	10,907
United Technologies Corp.	5.700%	4/15/40	9,325	12,429
United Technologies Corp.	4.500%	6/1/42	29,565	35,276
United Technologies Corp.	4.150%	5/15/45	10,125	11,694
United Technologies Corp.	3.750%	11/1/46	9,800	10,713
United Technologies Corp.	4.050%	5/4/47	5,525	6,352
United Technologies Corp.	4.625%	11/16/48	12,585	15,740
Valmont Industries Inc.	5.000%	10/1/44	7,690	8,066
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,348
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,952
Vulcan Materials Co.	4.500%	6/15/47	10,137	10,773
Wabtec Corp.	4.400%	3/15/24	8,205	8,738
Wabtec Corp.	3.450%	11/15/26	6,375	6,441
Wabtec Corp.	4.950%	9/15/28	10,675	11,763
Waste Connections Inc.	3.500%	5/1/29	9,370	9,947
Waste Management Inc.	4.600%	3/1/21	6,375	6,560
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	9,676	9,780
Waste Management Inc.	3.500%	5/15/24	12,249	12,927
Waste Management Inc.	2.950%	6/15/24	6,625	6,849
Waste Management Inc.	3.125%	3/1/25	7,735	8,088
Waste Management Inc.	3.200%	6/15/26	6,659	7,019
Waste Management Inc.	3.150%	11/15/27	1,150	1,208
Waste Management Inc.	3.450%	6/15/29	8,705	9,401
Waste Management Inc.	3.900%	3/1/35	4,785	5,308
Waste Management Inc.	4.000%	7/15/39	4,450	5,027
Waste Management Inc.	4.100%	3/1/45	6,250	7,168
Waste Management Inc.	4.150%	7/15/49	9,050	10,573
WW Grainger Inc.	4.600%	6/15/45	9,875	11,579
WW Grainger Inc.	3.750%	5/15/46	2,525	2,613
WW Grainger Inc.	4.200%	5/15/47	3,500	3,916
Xylem Inc.	3.250%	11/1/26	5,950	6,127
Xylem Inc.	4.375%	11/1/46	4,180	4,605

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,663
Activision Blizzard Inc.	2.600%	6/15/22	3,375	3,408
Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,327
Activision Blizzard Inc.	4.500%	6/15/47	3,805	4,313
America Movil SAB de CV	3.125%	7/16/22	13,640	13,983
America Movil SAB de CV	3.625%	4/22/29	9,100	9,674
America Movil SAB de CV	6.375%	3/1/35	10,615	14,446
America Movil SAB de CV	6.125%	11/15/37	2,850	3,819
America Movil SAB de CV	6.125%	3/30/40	17,336	23,536
America Movil SAB de CV	4.375%	7/16/42	9,675	10,957
America Movil SAB de CV	4.375%	4/22/49	7,000	8,044
American Tower Corp.	3.300%	2/15/21	6,075	6,162
American Tower Corp.	3.450%	9/15/21	7,675	7,850
American Tower Corp.	5.900%	11/1/21	8,315	8,924
American Tower Corp.	2.250%	1/15/22	3,150	3,150
American Tower Corp.	4.700%	3/15/22	5,000	5,288
American Tower Corp.	3.500%	1/31/23	27,228	28,219
American Tower Corp.	5.000%	2/15/24	8,213	9,061
American Tower Corp.	3.375%	5/15/24	4,330	4,500

American Tower Corp.	2.950%	1/15/25	2,500	2,550
American Tower Corp.	4.000%	6/1/25	3,525	3,763
American Tower Corp.	3.375%	10/15/26	9,670	10,052
American Tower Corp.	3.125%	1/15/27	4,590	4,681
American Tower Corp.	3.550%	7/15/27	7,860	8,259
American Tower Corp.	3.600%	1/15/28	5,000	5,258
American Tower Corp.	3.950%	3/15/29	5,750	6,164
American Tower Corp.	3.800%	8/15/29	12,380	13,156
American Tower Corp.	3.700%	10/15/49	5,000	4,986
AT&T Corp.	8.750%	11/15/31	5,035	6,912
AT&T Inc.	4.600%	2/15/21	11,075	11,353
AT&T Inc.	2.800%	2/17/21	75	76
AT&T Inc.	4.450%	5/15/21	4,750	4,918
AT&T Inc.	4.000%	1/15/22	7,160	7,452
AT&T Inc.	3.000%	2/15/22	7,950	8,123
AT&T Inc.	3.200%	3/1/22	10,325	10,564
AT&T Inc.	3.800%	3/15/22	8,059	8,366
AT&T Inc.	3.400%	6/15/22	6,501	6,703
AT&T Inc.	3.000%	6/30/22	22,805	23,226
AT&T Inc.	3.600%	2/17/23	18,905	19,732
AT&T Inc.	4.050%	12/15/23	4,340	4,631
AT&T Inc.	3.800%	3/1/24	10,967	11,589
AT&T Inc.	3.900%	3/11/24	8,000	8,482
AT&T Inc.	4.450%	4/1/24	9,279	10,049
AT&T Inc.	3.550%	6/1/24	5,200	5,438
AT&T Inc.	3.950%	1/15/25	10,000	10,665
AT&T Inc.	3.400%	5/15/25	45,504	47,515
AT&T Inc.	3.600%	7/15/25	19,900	20,890
AT&T Inc.	3.875%	1/15/26	4,986	5,289
AT&T Inc.	4.125%	2/17/26	22,000	23,719
AT&T Inc.	3.800%	2/15/27	14,500	15,341
AT&T Inc.	4.250%	3/1/27	10,000	10,895
AT&T Inc.	4.100%	2/15/28	19,444	21,021
AT&T Inc.	4.350%	3/1/29	25,300	27,888
AT&T Inc.	4.300%	2/15/30	33,552	36,929
AT&T Inc.	4.500%	5/15/35	22,475	24,588
AT&T Inc.	5.250%	3/1/37	20,620	24,202
AT&T Inc.	4.900%	8/15/37	24,625	27,990
AT&T Inc.	4.850%	3/1/39	18,000	20,429
AT&T Inc.	6.350%	3/15/40	8,700	11,211
AT&T Inc.	6.100%	7/15/40	2,000	2,496
AT&T Inc.	6.000%	8/15/40	2,470	3,077
AT&T Inc.	5.350%	9/1/40	28,053	32,918
AT&T Inc.	6.375%	3/1/41	9,921	12,839
AT&T Inc.	5.550%	8/15/41	50	59
AT&T Inc.	5.375%	10/15/41	6,930	8,097
AT&T Inc.	5.150%	3/15/42	10,734	12,350
AT&T Inc.	4.900%	6/15/42	10,315	11,615
AT&T Inc.	4.300%	12/15/42	13,211	13,814
AT&T Inc.	5.350%	12/15/43	15,300	18,070
AT&T Inc.	4.650%	6/1/44	9,930	10,714
AT&T Inc.	4.800%	6/15/44	25,000	27,717
AT&T Inc.	4.350%	6/15/45	22,998	24,183
AT&T Inc.	4.750%	5/15/46	37,123	41,176
AT&T Inc.	5.150%	11/15/46	29,600	34,304
AT&T Inc.	5.650%	2/15/47	8,000	9,890
AT&T Inc.	5.450%	3/1/47	6,000	7,252

AT&T Inc.	4.500%	3/9/48	18,401	19,739
AT&T Inc.	4.550%	3/9/49	28,705	30,925
AT&T Inc.	5.150%	2/15/50	18,700	21,889
AT&T Inc.	5.700%	3/1/57	6,570	8,279
AT&T Inc.	5.300%	8/15/58	8,051	9,444
Bell Canada Inc.	4.300%	7/29/49	5,000	5,740
British Telecommunications plc	4.500%	12/4/23	5,150	5,527
British Telecommunications plc	5.125%	12/4/28	5,000	5,703
British Telecommunications plc	9.625%	12/15/30	21,651	32,906
CBS Corp.	4.300%	2/15/21	4,150	4,240
CBS Corp.	3.375%	3/1/22	1,000	1,023
CBS Corp.	2.500%	2/15/23	8,650	8,679
CBS Corp.	2.900%	6/1/23	3,550	3,606
CBS Corp.	3.700%	8/15/24	5,125	5,385
CBS Corp.	3.500%	1/15/25	4,825	5,017
CBS Corp.	4.000%	1/15/26	3,000	3,196
CBS Corp.	2.900%	1/15/27	25,450	25,204
CBS Corp.	3.375%	2/15/28	4,075	4,165
CBS Corp.	3.700%	6/1/28	8,575	8,927
CBS Corp.	5.500%	5/15/33	3,700	4,366
CBS Corp.	5.900%	10/15/40	2,525	3,121
CBS Corp.	4.850%	7/1/42	10,293	11,611
CBS Corp.	4.900%	8/15/44	5,040	5,661
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	14,550	15,291
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	30,000	31,587
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	9,705	10,403
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	40,800	44,756
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	15,080	15,437
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	10,250	10,777
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	11,000	12,266
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	18,100	22,003
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	7,275	8,105
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	27,190	33,096
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	22,525	24,383

Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	27,000	30,756
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	5,800	6,180
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	3,650	4,585
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,075	2,541
Comcast Corp.	3.300%	10/1/20	22,950	23,263
Comcast Corp.	3.450%	10/1/21	12,410	12,766
Comcast Corp.	3.125%	7/15/22	12,865	13,288
Comcast Corp.	2.750%	3/1/23	10,000	10,236
Comcast Corp.	3.000%	2/1/24	35,340	36,575
Comcast Corp.	3.600%	3/1/24	4,275	4,541
Comcast Corp.	3.700%	4/15/24	10,000	10,655
Comcast Corp.	3.375%	2/15/25	9,400	9,902
Comcast Corp.	3.375%	8/15/25	21,132	22,316
Comcast Corp.	3.950%	10/15/25	18,988	20,645
Comcast Corp.	3.150%	3/1/26	20,255	21,138
Comcast Corp.	2.350%	1/15/27	13,515	13,425
Comcast Corp.	3.300%	2/1/27	12,135	12,761
Comcast Corp.	3.150%	2/15/28	14,575	15,168
Comcast Corp.	4.150%	10/15/28	48,362	54,064
Comcast Corp.	4.250%	10/15/30	9,500	10,782
Comcast Corp.	4.250%	1/15/33	13,035	14,962
Comcast Corp.	7.050%	3/15/33	2,200	3,145
Comcast Corp.	4.200%	8/15/34	8,400	9,591
Comcast Corp.	5.650%	6/15/35	5,990	7,789
Comcast Corp.	4.400%	8/15/35	16,605	19,287
Comcast Corp.	6.500%	11/15/35	13,950	19,488
Comcast Corp.	3.200%	7/15/36	8,175	8,364
Comcast Corp.	6.450%	3/15/37	8,723	12,273
Comcast Corp.	6.950%	8/15/37	8,748	12,850
Comcast Corp.	3.900%	3/1/38	5,000	5,497
Comcast Corp.	6.400%	5/15/38	4,604	6,470
Comcast Corp.	4.600%	10/15/38	26,600	31,680
Comcast Corp.	6.550%	7/1/39	3,475	4,994
Comcast Corp.	6.400%	3/1/40	6,325	8,966
Comcast Corp.	4.650%	7/15/42	18,460	22,157
Comcast Corp.	4.500%	1/15/43	6,150	7,251
Comcast Corp.	4.600%	8/15/45	15,592	18,547
Comcast Corp.	3.400%	7/15/46	17,315	17,659
Comcast Corp.	3.969%	11/1/47	25,268	27,844
Comcast Corp.	4.000%	3/1/48	8,875	9,772
Comcast Corp.	4.700%	10/15/48	27,580	33,781
Comcast Corp.	3.999%	11/1/49	22,900	25,309
Comcast Corp.	4.049%	11/1/52	8,780	9,783
Comcast Corp.	4.950%	10/15/58	20,560	26,205
Crown Castle International Corp.	3.400%	2/15/21	12,725	12,904
Crown Castle International Corp.	2.250%	9/1/21	8,608	8,600
Crown Castle International Corp.	4.875%	4/15/22	7,500	7,960
Crown Castle International Corp.	5.250%	1/15/23	10,765	11,734
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,677
Crown Castle International Corp.	3.200%	9/1/24	10,750	11,058

Crown Castle International Corp.	4.450%	2/15/26	12,170	13,335
Crown Castle International Corp.	3.700%	6/15/26	19,130	20,167
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,452
Crown Castle International Corp.	3.650%	9/1/27	10,000	10,608
Crown Castle International Corp.	3.800%	2/15/28	12,000	12,794
Crown Castle International Corp.	4.300%	2/15/29	3,175	3,511
Crown Castle International Corp.	4.750%	5/15/47	3,200	3,738
Crown Castle International Corp.	5.200%	2/15/49	5,350	6,673
Deutsche Telekom International Finance BV	8.750%	6/15/30	36,833	54,205
Discovery Communications LLC	4.375%	6/15/21	1,420	1,467
Discovery Communications LLC	3.500%	6/15/22	6,725	6,884
Discovery Communications LLC	2.950%	3/20/23	7,900	8,025
Discovery Communications LLC	3.250%	4/1/23	1,325	1,358
Discovery Communications LLC	3.800%	3/13/24	3,640	3,801
Discovery Communications LLC	3.900%	11/15/24	4,175	4,383
Discovery Communications LLC	3.450%	3/15/25	4,900	5,030
Discovery Communications LLC	3.950%	6/15/25	4,000	4,205
Discovery Communications LLC	4.900%	3/11/26	6,000	6,660
Discovery Communications LLC	3.950%	3/20/28	20,400	21,257
Discovery Communications LLC	4.125%	5/15/29	2,000	2,100
Discovery Communications LLC	5.000%	9/20/37	10,000	10,755
Discovery Communications LLC	6.350%	6/1/40	7,835	9,572
Discovery Communications LLC	4.950%	5/15/42	8,421	8,828
Discovery Communications LLC	4.875%	4/1/43	7,665	7,990
Discovery Communications LLC	5.200%	9/20/47	11,429	12,462
Discovery Communications LLC	5.300%	5/15/49	2,385	2,631
Electronic Arts Inc.	3.700%	3/1/21	10,060	10,239
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,493
8 Fox Corp.	3.666%	1/25/22	5,580	5,768
8 Fox Corp.	4.030%	1/25/24	14,925	15,869
8 Fox Corp.	4.709%	1/25/29	17,025	19,444
8 Fox Corp.	5.476%	1/25/39	10,300	12,648
8 Fox Corp.	5.576%	1/25/49	17,500	22,037
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,370
Grupo Televisa SAB	4.625%	1/30/26	7,420	7,952
Grupo Televisa SAB	8.500%	3/11/32	275	368
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,061
Grupo Televisa SAB	5.000%	5/13/45	20,160	21,396
Grupo Televisa SAB	5.250%	5/24/49	5,100	5,566
Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,000	2,023
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,101
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,672
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,630
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,425	4,958
Interpublic Group of Cos. Inc.	5.400%	10/1/48	5,000	5,927
Koninklijke KPN NV	8.375%	10/1/30	5,585	7,537
Moody's Corp.	3.250%	6/7/21	1,900	1,933
Moody's Corp.	2.750%	12/15/21	2,884	2,918
Moody's Corp.	4.500%	9/1/22	4,908	5,198
Moody's Corp.	4.875%	2/15/24	7,965	8,754
Moody's Corp.	5.250%	7/15/44	5,515	7,043
NBCUniversal Media LLC	4.375%	4/1/21	15,570	16,119
NBCUniversal Media LLC	2.875%	1/15/23	24,149	24,823
NBCUniversal Media LLC	6.400%	4/30/40	6,300	8,937
NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,669
NBCUniversal Media LLC	4.450%	1/15/43	8,500	9,790
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,489

Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,375	7,759
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	12,675	13,332
Orange SA	4.125%	9/14/21	14,622	15,203
Orange SA	9.000%	3/1/31	15,090	23,530
Orange SA	5.375%	1/13/42	10,965	13,976
Orange SA	5.500%	2/6/44	4,770	6,281
RELX Capital Inc.	3.125%	10/15/22	7,634	7,789
RELX Capital Inc.	3.500%	3/16/23	6,300	6,523
RELX Capital Inc.	4.000%	3/18/29	4,000	4,354
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,120
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,818
Rogers Communications Inc.	3.625%	12/15/25	5,435	5,793
Rogers Communications Inc.	2.900%	11/15/26	4,250	4,345
Rogers Communications Inc.	7.500%	8/15/38	300	454
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,686
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,154
Rogers Communications Inc.	4.300%	2/15/48	5,000	5,719
Rogers Communications Inc.	4.350%	5/1/49	16,000	18,441
S&P Global Inc.	4.000%	6/15/25	6,225	6,815
S&P Global Inc.	4.400%	2/15/26	8,100	9,029
S&P Global Inc.	6.550%	11/15/37	3,525	5,068
S&P Global Inc.	4.500%	5/15/48	4,700	5,918
TCI Communications Inc.	7.875%	2/15/26	1,675	2,186
TCI Communications Inc.	7.125%	2/15/28	725	947
Telefonica Emisiones SA	5.213%	3/8/47	28,305	32,816
Telefonica Emisiones SAU	5.462%	2/16/21	13,000	13,570
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,310
Telefonica Emisiones SAU	4.103%	3/8/27	13,275	14,453
Telefonica Emisiones SAU	7.045%	6/20/36	15,972	21,957
Telefonica Emisiones SAU	4.665%	3/6/38	8,920	9,741
Telefonica Emisiones SAU	4.895%	3/6/48	10,000	11,152
Telefonica Emisiones SAU	5.520%	3/1/49	11,100	13,495
Telefonica Europe BV	8.250%	9/15/30	7,662	11,095
TELUS Corp.	2.800%	2/16/27	8,525	8,597
TELUS Corp.	4.600%	11/16/48	300	355
TELUS Corp.	4.300%	6/15/49	5,000	5,673
Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,814
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,469
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,513
Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,950
Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,281
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,607
Time Warner Cable LLC	4.000%	9/1/21	10,125	10,370
Time Warner Cable LLC	6.550%	5/1/37	14,905	17,891
Time Warner Cable LLC	7.300%	7/1/38	14,348	18,293
Time Warner Cable LLC	6.750%	6/15/39	18,092	22,110
Time Warner Cable LLC	5.875%	11/15/40	10,185	11,358
Time Warner Cable LLC	5.500%	9/1/41	14,600	15,725
Time Warner Cable LLC	4.500%	9/15/42	10,982	10,765
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,675	5,071
TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	265
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,919
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,158
Verizon Communications Inc.	2.946%	3/15/22	13,993	14,288
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,959
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,691
Verizon Communications Inc.	5.150%	9/15/23	36,255	40,482

Verizon Communications Inc.	3.500%	11/1/24	21,266	22,526
Verizon Communications Inc.	3.376%	2/15/25	25,500	26,917
Verizon Communications Inc.	2.625%	8/15/26	17,800	18,025
Verizon Communications Inc.	4.125%	3/16/27	21,925	24,157
Verizon Communications Inc.	4.329%	9/21/28	47,414	53,739
Verizon Communications Inc.	4.016%	12/3/29	38,264	42,540
Verizon Communications Inc.	4.500%	8/10/33	32,244	37,521
Verizon Communications Inc.	4.400%	11/1/34	28,630	32,560
Verizon Communications Inc.	4.272%	1/15/36	26,017	29,301
Verizon Communications Inc.	5.250%	3/16/37	29,730	36,965
Verizon Communications Inc.	4.812%	3/15/39	15,100	18,151
Verizon Communications Inc.	4.750%	11/1/41	14,350	17,053
Verizon Communications Inc.	3.850%	11/1/42	7,974	8,489
Verizon Communications Inc.	4.125%	8/15/46	6,330	7,075
Verizon Communications Inc.	4.862%	8/21/46	46,000	55,946
Verizon Communications Inc.	5.500%	3/16/47	11,700	15,492
Verizon Communications Inc.	4.522%	9/15/48	29,024	34,300
Verizon Communications Inc.	5.012%	4/15/49	31,300	39,074
Verizon Communications Inc.	5.012%	8/21/54	18,400	23,167
Verizon Communications Inc.	4.672%	3/15/55	27,000	32,304
Viacom Inc.	3.875%	12/15/21	9,090	9,391
Viacom Inc.	4.250%	9/1/23	21,450	22,760
Viacom Inc.	3.875%	4/1/24	4,989	5,234
Viacom Inc.	6.875%	4/30/36	4,610	6,069
Viacom Inc.	4.375%	3/15/43	15,810	16,318
Viacom Inc.	5.850%	9/1/43	14,770	18,108
Vodafone Group plc	3.750%	1/16/24	22,750	23,944
Vodafone Group plc	4.125%	5/30/25	13,325	14,402
Vodafone Group plc	4.375%	5/30/28	27,600	30,422
Vodafone Group plc	7.875%	2/15/30	6,163	8,481
Vodafone Group plc	6.250%	11/30/32	5,145	6,549
Vodafone Group plc	6.150%	2/27/37	2,495	3,157
Vodafone Group plc	5.000%	5/30/38	18,019	20,538
Vodafone Group plc	4.375%	2/19/43	12,155	12,557
Vodafone Group plc	5.250%	5/30/48	25,695	29,758
Vodafone Group plc	4.875%	6/19/49	17,749	19,784
Vodafone Group plc	4.250%	9/17/50	15,000	15,297
Walt Disney Co.	2.150%	9/17/20	4,400	4,409
Walt Disney Co.	2.300%	2/12/21	10,854	10,913
8 Walt Disney Co.	4.500%	2/15/21	8,625	8,929
Walt Disney Co.	4.500%	2/15/21	150	155
Walt Disney Co.	2.550%	2/15/22	2,950	2,997
Walt Disney Co.	2.450%	3/4/22	3,000	3,041
8 Walt Disney Co.	3.000%	9/15/22	22,439	23,108
Walt Disney Co.	2.350%	12/1/22	2,300	2,331
Walt Disney Co.	1.750%	8/30/24	5,000	4,945
8 Walt Disney Co.	3.700%	9/15/24	10,176	10,871
Walt Disney Co.	3.150%	9/17/25	3,800	4,040
8 Walt Disney Co.	3.700%	10/15/25	4,810	5,199
Walt Disney Co.	3.000%	2/13/26	8,285	8,706
Walt Disney Co.	1.850%	7/30/26	7,720	7,614
8 Walt Disney Co.	3.375%	11/15/26	8,060	8,629
Walt Disney Co.	2.000%	9/1/29	17,200	16,691
Walt Disney Co.	7.000%	3/1/32	2,925	4,264
8 Walt Disney Co.	6.550%	3/15/33	2,415	3,426
8 Walt Disney Co.	6.200%	12/15/34	8,795	12,517
8 Walt Disney Co.	6.400%	12/15/35	12,950	18,674

8 Walt Disney Co.	6.150%	3/1/37	14,208	20,226
Walt Disney Co.	4.375%	8/16/41	3,310	3,997
Walt Disney Co.	4.125%	12/1/41	11,701	13,855
Walt Disney Co.	3.700%	12/1/42	8,195	9,131
8 Walt Disney Co.	5.400%	10/1/43	6,133	8,564
8 Walt Disney Co.	4.750%	9/15/44	11,795	15,260
Walt Disney Co.	2.750%	9/1/49	15,000	14,369
Weibo Corp.	3.500%	7/5/24	6,875	6,982
WPP Finance 2010	4.750%	11/21/21	13,893	14,540
WPP Finance 2010	3.625%	9/7/22	4,400	4,534
WPP Finance 2010	3.750%	9/19/24	4,490	4,666

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	325	339
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,997
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,340
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,705
Alibaba Group Holding Ltd.	3.600%	11/28/24	17,390	18,247
Alibaba Group Holding Ltd.	3.400%	12/6/27	22,025	22,881
Alibaba Group Holding Ltd.	4.500%	11/28/34	4,870	5,584
Alibaba Group Holding Ltd.	4.000%	12/6/37	8,575	9,346
Alibaba Group Holding Ltd.	4.200%	12/6/47	14,525	16,460
Alibaba Group Holding Ltd.	4.400%	12/6/57	8,500	9,845
Amazon.com Inc.	3.300%	12/5/21	7,999	8,234
Amazon.com Inc.	2.500%	11/29/22	2,505	2,546
Amazon.com Inc.	2.400%	2/22/23	14,620	14,866
Amazon.com Inc.	2.800%	8/22/24	13,000	13,504
Amazon.com Inc.	3.800%	12/5/24	4,324	4,703
Amazon.com Inc.	5.200%	12/3/25	7,460	8,740
Amazon.com Inc.	3.150%	8/22/27	26,705	28,329
Amazon.com Inc.	4.800%	12/5/34	12,070	15,062
Amazon.com Inc.	3.875%	8/22/37	24,615	28,274
Amazon.com Inc.	4.950%	12/5/44	13,910	18,349
Amazon.com Inc.	4.050%	8/22/47	27,405	32,768
Amazon.com Inc.	4.250%	8/22/57	19,075	23,565
American Honda Finance Corp.	3.150%	1/8/21	5,075	5,150
American Honda Finance Corp.	2.650%	2/12/21	15,000	15,147
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,426
American Honda Finance Corp.	1.700%	9/9/21	16,925	16,843
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,598
American Honda Finance Corp.	2.200%	6/27/22	6,250	6,285
American Honda Finance Corp.	2.600%	11/16/22	4,825	4,900
American Honda Finance Corp.	2.050%	1/10/23	3,050	3,046
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,324
American Honda Finance Corp.	3.625%	10/10/23	4,175	4,412
American Honda Finance Corp.	2.900%	2/16/24	6,100	6,283
American Honda Finance Corp.	2.400%	6/27/24	4,200	4,239
American Honda Finance Corp.	2.150%	9/10/24	6,000	5,962
American Honda Finance Corp.	2.300%	9/9/26	3,650	3,633
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,151
Aptiv Corp.	4.150%	3/15/24	8,355	8,831
Aptiv plc	4.250%	1/15/26	2,550	2,730
Aptiv plc	4.350%	3/15/29	1,400	1,514
Aptiv plc	4.400%	10/1/46	4,825	4,772
Aptiv plc	5.400%	3/15/49	3,390	3,862
Automatic Data Processing Inc.	2.250%	9/15/20	45	45
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,607

AutoNation Inc.	3.350%	1/15/21	5,135	5,166
AutoNation Inc.	3.500%	11/15/24	2,300	2,342
AutoNation Inc.	4.500%	10/1/25	9,905	10,521
AutoNation Inc.	3.800%	11/15/27	6,075	6,147
AutoZone Inc.	2.500%	4/15/21	1,125	1,129
AutoZone Inc.	3.700%	4/15/22	8,325	8,590
AutoZone Inc.	2.875%	1/15/23	3,080	3,128
AutoZone Inc.	3.125%	4/18/24	1,900	1,963
AutoZone Inc.	3.250%	4/15/25	6,940	7,189
AutoZone Inc.	3.125%	4/21/26	5,200	5,344
AutoZone Inc.	3.750%	6/1/27	11,500	12,242
AutoZone Inc.	3.750%	4/18/29	5,665	6,073
Best Buy Co. Inc.	5.500%	3/15/21	650	675
Best Buy Co. Inc.	4.450%	10/1/28	9,000	9,764
Block Financial LLC	4.125%	10/1/20	2,875	2,921
Block Financial LLC	5.500%	11/1/22	5,000	5,328
Block Financial LLC	5.250%	10/1/25	13,075	14,175
Booking Holdings Inc.	2.750%	3/15/23	2,275	2,329
Booking Holdings Inc.	3.650%	3/15/25	9,850	10,484
Booking Holdings Inc.	3.600%	6/1/26	11,245	12,011
Booking Holdings Inc.	3.550%	3/15/28	8,255	8,848
BorgWarner Inc.	3.375%	3/15/25	1,225	1,264
BorgWarner Inc.	4.375%	3/15/45	3,765	3,876
Carnival Corp.	3.950%	10/15/20	2,600	2,649
Costco Wholesale Corp.	2.150%	5/18/21	8,000	8,034
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,838
Costco Wholesale Corp.	2.300%	5/18/22	7,875	7,951
Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,345
Costco Wholesale Corp.	3.000%	5/18/27	8,412	8,899
Cummins Inc.	3.650%	10/1/23	2,790	2,961
Cummins Inc.	7.125%	3/1/28	100	134
Cummins Inc.	4.875%	10/1/43	7,190	9,146
Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,193
Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,514
Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,049
Dollar General Corp.	3.250%	4/15/23	9,468	9,764
Dollar General Corp.	4.150%	11/1/25	3,100	3,378
Dollar General Corp.	3.875%	4/15/27	4,525	4,835
Dollar General Corp.	4.125%	5/1/28	4,400	4,811
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,669
Dollar Tree Inc.	4.000%	5/15/25	12,580	13,332
Dollar Tree Inc.	4.200%	5/15/28	10,125	10,865
DR Horton Inc.	2.550%	12/1/20	875	878
DR Horton Inc.	4.375%	9/15/22	3,800	3,947
DR Horton Inc.	4.750%	2/15/23	3,675	3,913
DR Horton Inc.	5.750%	8/15/23	4,050	4,471
eBay Inc.	3.250%	10/15/20	5,325	5,374
eBay Inc.	2.875%	8/1/21	5,675	5,724
eBay Inc.	3.800%	3/9/22	7,615	7,879
eBay Inc.	2.600%	7/15/22	5,030	5,076
eBay Inc.	2.750%	1/30/23	7,400	7,491
eBay Inc.	3.450%	8/1/24	4,050	4,208
eBay Inc.	3.600%	6/5/27	6,100	6,351
eBay Inc.	4.000%	7/15/42	7,095	6,830
Expedia Group Inc.	4.500%	8/15/24	2,775	3,007
Expedia Group Inc.	5.000%	2/15/26	5,315	5,962
Expedia Group Inc.	3.800%	2/15/28	7,895	8,247

8 Expedia Group Inc.	3.250%	2/15/30	13,355	13,271
Ford Holdings LLC	9.300%	3/1/30	1,175	1,494
Ford Motor Co.	4.346%	12/8/26	11,100	11,108
Ford Motor Co.	6.625%	10/1/28	3,800	4,164
Ford Motor Co.	6.375%	2/1/29	3,425	3,676
Ford Motor Co.	7.450%	7/16/31	11,600	13,310
Ford Motor Co.	4.750%	1/15/43	13,075	11,383
Ford Motor Co.	7.400%	11/1/46	2,950	3,392
Ford Motor Co.	5.291%	12/8/46	10,950	10,140
Ford Motor Credit Co. LLC	2.343%	11/2/20	8,518	8,480
Ford Motor Credit Co. LLC	3.200%	1/15/21	11,150	11,166
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,772
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	15,060
Ford Motor Credit Co. LLC	5.875%	8/2/21	17,314	18,122
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,375	8,446
Ford Motor Credit Co. LLC	5.596%	1/7/22	11,800	12,381
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,060	8,051
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,300	10,313
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,902
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,848
Ford Motor Credit Co. LLC	3.350%	11/1/22	15,000	15,003
Ford Motor Credit Co. LLC	4.375%	8/6/23	9,625	9,839
Ford Motor Credit Co. LLC	3.810%	1/9/24	7,825	7,799
Ford Motor Credit Co. LLC	5.584%	3/18/24	4,000	4,255
Ford Motor Credit Co. LLC	3.664%	9/8/24	8,238	8,093
Ford Motor Credit Co. LLC	4.687%	6/9/25	13,000	13,246
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,250	20,038
Ford Motor Credit Co. LLC	4.389%	1/8/26	6,600	6,566
Ford Motor Credit Co. LLC	4.542%	8/1/26	5,800	5,794
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	12,898
Ford Motor Credit Co. LLC	5.113%	5/3/29	13,000	13,066
General Motors Co.	4.875%	10/2/23	20,533	21,977
General Motors Co.	4.000%	4/1/25	11,489	11,782
General Motors Co.	4.200%	10/1/27	1,500	1,526
General Motors Co.	5.000%	10/1/28	6,075	6,440
General Motors Co.	5.000%	4/1/35	10,505	10,546
General Motors Co.	6.600%	4/1/36	10,736	12,296
General Motors Co.	5.150%	4/1/38	11,940	12,015
General Motors Co.	6.250%	10/2/43	10,450	11,386
General Motors Co.	5.200%	4/1/45	11,963	11,762
General Motors Co.	6.750%	4/1/46	10,465	12,048
General Motors Co.	5.400%	4/1/48	5,600	5,597
General Motors Co.	5.950%	4/1/49	5,725	6,102
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,741
General Motors Financial Co. Inc.	3.700%	11/24/20	9,125	9,248
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,239
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,644
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,460
General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,552
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	4,175
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,894
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	14,428
General Motors Financial Co. Inc.	3.150%	6/30/22	3,225	3,255
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,209
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	3,106
General Motors Financial Co. Inc.	3.700%	5/9/23	8,030	8,211
General Motors Financial Co. Inc.	4.250%	5/15/23	9,768	10,191

General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	8,317
General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,288
General Motors Financial Co. Inc.	3.950%	4/13/24	7,150	7,353
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	17,262
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	8,148
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,026
General Motors Financial Co. Inc.	4.300%	7/13/25	125	130
General Motors Financial Co. Inc.	5.250%	3/1/26	4,900	5,289
General Motors Financial Co. Inc.	4.000%	10/6/26	3,675	3,707
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	18,536
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	4,324
General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,481
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,720	2,780
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,404
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	10,323
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	9,258
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	852
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	5,755
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	4,000	4,035
Harley-Davidson Inc.	3.500%	7/28/25	6,850	7,078
Harley-Davidson Inc.	4.625%	7/28/45	5,685	5,840
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,680
Home Depot Inc.	2.000%	4/1/21	5,975	5,989
Home Depot Inc.	4.400%	4/1/21	10,425	10,758
Home Depot Inc.	3.250%	3/1/22	3,000	3,103
Home Depot Inc.	2.625%	6/1/22	20,494	20,937
Home Depot Inc.	2.700%	4/1/23	3,300	3,397
Home Depot Inc.	3.750%	2/15/24	16,699	17,925
Home Depot Inc.	3.350%	9/15/25	6,075	6,496
Home Depot Inc.	3.000%	4/1/26	7,100	7,427
Home Depot Inc.	2.125%	9/15/26	9,775	9,715
Home Depot Inc.	2.800%	9/14/27	4,375	4,549
Home Depot Inc.	3.900%	12/6/28	2,190	2,462
Home Depot Inc.	2.950%	6/15/29	6,025	6,295
Home Depot Inc.	5.875%	12/16/36	26,456	36,543
Home Depot Inc.	5.400%	9/15/40	4,625	6,145
Home Depot Inc.	5.950%	4/1/41	5,480	7,795
Home Depot Inc.	4.200%	4/1/43	13,125	15,327
Home Depot Inc.	4.875%	2/15/44	11,725	15,016
Home Depot Inc.	4.400%	3/15/45	4,750	5,730
Home Depot Inc.	4.250%	4/1/46	13,745	16,372
Home Depot Inc.	3.900%	6/15/47	8,680	9,905
Home Depot Inc.	4.500%	12/6/48	13,065	16,225
Home Depot Inc.	3.500%	9/15/56	9,785	10,407
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,319
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,355
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	4,151
IHS Markit Ltd.	3.625%	5/1/24	2,000	2,078
IHS Markit Ltd.	4.750%	8/1/28	8,865	9,862
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,515
JD.com Inc.	3.125%	4/29/21	796	800
JD.com Inc.	3.875%	4/29/26	4,077	4,231
Kohl's Corp.	3.250%	2/1/23	1,700	1,733
Kohl's Corp.	4.750%	12/15/23	1,062	1,137
Kohl's Corp.	4.250%	7/17/25	6,577	6,945
Kohl's Corp.	5.550%	7/17/45	3,825	3,935
Las Vegas Sands Corp.	3.200%	8/8/24	5,445	5,547

Las Vegas Sands Corp.	3.500%	8/18/26	4,400	4,469
Las Vegas Sands Corp.	3.900%	8/8/29	3,200	3,282
Lear Corp.	5.250%	1/15/25	5,625	5,799
Lear Corp.	3.800%	9/15/27	3,050	3,060
Lear Corp.	4.250%	5/15/29	6,850	7,015
Lear Corp.	5.250%	5/15/49	7,000	7,194
Lowe's Cos. Inc.	3.750%	4/15/21	3,745	3,822
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,752
Lowe's Cos. Inc.	3.120%	4/15/22	1,875	1,917
Lowe's Cos. Inc.	3.875%	9/15/23	10,844	11,482
Lowe's Cos. Inc.	3.125%	9/15/24	2,900	3,011
Lowe's Cos. Inc.	3.375%	9/15/25	12,835	13,428
Lowe's Cos. Inc.	2.500%	4/15/26	19,425	19,331
Lowe's Cos. Inc.	3.100%	5/3/27	4,875	5,021
Lowe's Cos. Inc.	6.500%	3/15/29	267	341
Lowe's Cos. Inc.	3.650%	4/5/29	11,355	12,122
Lowe's Cos. Inc.	4.650%	4/15/42	7,075	7,975
Lowe's Cos. Inc.	4.250%	9/15/44	1,950	2,084
Lowe's Cos. Inc.	4.375%	9/15/45	11,175	12,287
Lowe's Cos. Inc.	3.700%	4/15/46	12,590	12,594
Lowe's Cos. Inc.	4.050%	5/3/47	16,562	17,667
Lowe's Cos. Inc.	4.550%	4/5/49	8,750	10,103
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,665	2,675
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,050	2,078
Macy's Retail Holdings Inc.	2.875%	2/15/23	14,493	14,325
Macy's Retail Holdings Inc.	4.375%	9/1/23	7,275	7,478
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,320	4,332
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,947	1,800
Magna International Inc.	3.625%	6/15/24	9,445	9,908
Magna International Inc.	4.150%	10/1/25	2,775	2,978
Marriott International Inc.	3.375%	10/15/20	2,375	2,393
Marriott International Inc.	2.875%	3/1/21	2,500	2,516
Marriott International Inc.	3.125%	10/15/21	4,825	4,896
Marriott International Inc.	2.300%	1/15/22	2,000	2,000
Marriott International Inc.	3.250%	9/15/22	3,525	3,611
Marriott International Inc.	3.750%	3/15/25	4,800	5,063
Marriott International Inc.	3.750%	10/1/25	2,190	2,310
Marriott International Inc.	3.125%	6/15/26	4,090	4,170
Marriott International Inc.	4.000%	4/15/28	6,975	7,509
Marriott International Inc.	3.600%	4/15/24	8,390	8,802
Mastercard Inc.	2.000%	11/21/21	5,230	5,251
Mastercard Inc.	3.375%	4/1/24	13,320	14,133
Mastercard Inc.	2.950%	11/21/26	4,800	5,042
Mastercard Inc.	3.500%	2/26/28	2,920	3,188
Mastercard Inc.	2.950%	6/1/29	8,825	9,243
Mastercard Inc.	3.800%	11/21/46	4,350	5,002
Mastercard Inc.	3.950%	2/26/48	5,030	5,926
Mastercard Inc.	3.650%	6/1/49	12,530	14,105
McDonald's Corp.	2.750%	12/9/20	9,289	9,362
McDonald's Corp.	3.625%	5/20/21	1,750	1,796
McDonald's Corp.	2.625%	1/15/22	16,265	16,498
McDonald's Corp.	3.350%	4/1/23	10,775	11,223
McDonald's Corp.	3.375%	5/26/25	8,655	9,144
McDonald's Corp.	3.700%	1/30/26	22,340	23,954
McDonald's Corp.	3.500%	3/1/27	11,275	12,036
McDonald's Corp.	3.800%	4/1/28	11,900	13,029
McDonald's Corp.	2.625%	9/1/29	8,700	8,667

McDonald's Corp.	4.700%	12/9/35	6,600	7,816
McDonald's Corp.	6.300%	10/15/37	425	580
McDonald's Corp.	6.300%	3/1/38	3,925	5,349
McDonald's Corp.	5.700%	2/1/39	5,175	6,716
McDonald's Corp.	3.700%	2/15/42	16,175	16,605
McDonald's Corp.	3.625%	5/1/43	4,300	4,360
McDonald's Corp.	4.600%	5/26/45	6,860	7,981
McDonald's Corp.	4.875%	12/9/45	14,950	18,031
McDonald's Corp.	4.450%	3/1/47	7,890	9,006
McDonald's Corp.	4.450%	9/1/48	7,755	8,935
McDonald's Corp.	3.625%	9/1/49	4,000	4,042
NIKE Inc.	2.250%	5/1/23	625	634
NIKE Inc.	2.375%	11/1/26	12,000	12,218
NIKE Inc.	3.625%	5/1/43	6,025	6,560
NIKE Inc.	3.875%	11/1/45	10,575	12,064
NIKE Inc.	3.375%	11/1/46	8,125	8,597
Nordstrom Inc.	4.000%	10/15/21	5,315	5,459
Nordstrom Inc.	4.000%	3/15/27	6,000	6,113
Nordstrom Inc.	6.950%	3/15/28	1,540	1,782
Nordstrom Inc.	5.000%	1/15/44	6,920	6,395
NVR Inc.	3.950%	9/15/22	16,588	17,288
O'Reilly Automotive Inc.	4.875%	1/14/21	500	514
O'Reilly Automotive Inc.	4.625%	9/15/21	125	130
O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,170
O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,377
O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,606
O'Reilly Automotive Inc.	3.600%	9/1/27	8,775	9,313
PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,578
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,505
PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,336
PACCAR Financial Corp.	3.150%	8/9/21	4,000	4,077
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,528
PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,074
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,313
PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,001
PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,318
PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,489
QVC Inc.	5.125%	7/2/22	3,510	3,685
QVC Inc.	4.375%	3/15/23	5,100	5,270
QVC Inc.	4.850%	4/1/24	5,315	5,610
QVC Inc.	4.450%	2/15/25	1,150	1,191
QVC Inc.	5.450%	8/15/34	825	840
QVC Inc.	5.950%	3/15/43	4,050	4,084
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,130
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,363
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	4,055
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,861
Sands China Ltd.	4.600%	8/8/23	15,935	16,851
Sands China Ltd.	5.125%	8/8/25	15,500	16,876
Sands China Ltd.	5.400%	8/8/28	15,750	17,778
Starbucks Corp.	2.200%	11/22/20	3,725	3,728
Starbucks Corp.	2.100%	2/4/21	6,375	6,375
Starbucks Corp.	2.700%	6/15/22	2,920	2,969
Starbucks Corp.	3.100%	3/1/23	8,435	8,724
Starbucks Corp.	3.850%	10/1/23	6,450	6,857
Starbucks Corp.	3.800%	8/15/25	11,950	12,895
Starbucks Corp.	2.450%	6/15/26	11,585	11,640

Starbucks Corp.	3.500%	3/1/28	5,575	5,968
Starbucks Corp.	4.000%	11/15/28	7,100	7,905
Starbucks Corp.	3.550%	8/15/29	150	162
Starbucks Corp.	4.300%	6/15/45	1,800	1,995
Starbucks Corp.	3.750%	12/1/47	6,500	6,703
Starbucks Corp.	4.500%	11/15/48	8,375	9,674
Tapestry Inc.	3.000%	7/15/22	2,850	2,877
Tapestry Inc.	4.250%	4/1/25	3,746	3,921
Tapestry Inc.	4.125%	7/15/27	6,520	6,647
Target Corp.	2.900%	1/15/22	9,305	9,551
Target Corp.	3.500%	7/1/24	9,386	10,032
Target Corp.	2.500%	4/15/26	9,290	9,462
Target Corp.	3.375%	4/15/29	9,100	9,786
Target Corp.	6.350%	11/1/32	2,180	3,033
Target Corp.	6.500%	10/15/37	5,208	7,762
Target Corp.	7.000%	1/15/38	3,725	5,813
Target Corp.	4.000%	7/1/42	17,000	19,582
Target Corp.	3.625%	4/15/46	9,665	10,552
Target Corp.	3.900%	11/15/47	4,175	4,781
TJX Cos. Inc.	2.750%	6/15/21	17,825	18,043
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,890
TJX Cos. Inc.	2.250%	9/15/26	10,275	10,240
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,150
Toyota Motor Corp.	2.157%	7/2/22	5,485	5,522
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,941
Toyota Motor Corp.	2.358%	7/2/24	11,015	11,130
Toyota Motor Corp.	3.669%	7/20/28	5,150	5,706
Toyota Motor Corp.	2.760%	7/2/29	7,000	7,224
Toyota Motor Credit Corp.	3.050%	1/8/21	300	305
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,264
Toyota Motor Credit Corp.	1.900%	4/8/21	21,265	21,269
Toyota Motor Credit Corp.	2.950%	4/13/21	11,565	11,744
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,254
Toyota Motor Credit Corp.	3.400%	9/15/21	3,820	3,917
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,431
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,928
Toyota Motor Credit Corp.	2.650%	4/12/22	24,000	24,432
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,088
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,183
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,853
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,002
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,080
Toyota Motor Credit Corp.	3.350%	1/8/24	200	210
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,759
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,223
Toyota Motor Credit Corp.	3.200%	1/11/27	8,600	9,161
Toyota Motor Credit Corp.	3.050%	1/11/28	9,975	10,545
Toyota Motor Credit Corp.	3.650%	1/8/29	3,475	3,847
VF Corp.	3.500%	9/1/21	8,035	8,228
VF Corp.	6.450%	11/1/37	4,475	6,368
Visa Inc.	2.200%	12/14/20	27,535	27,643
Visa Inc.	2.150%	9/15/22	8,000	8,080
Visa Inc.	2.800%	12/14/22	16,775	17,269
Visa Inc.	3.150%	12/14/25	40,575	43,258
Visa Inc.	2.750%	9/15/27	9,650	10,110
Visa Inc.	4.150%	12/14/35	17,330	20,862
Visa Inc.	4.300%	12/14/45	32,110	39,701

Visa Inc.	3.650%	9/15/47	6,250	7,063
Walgreen Co.	3.100%	9/15/22	7,185	7,355
Walgreen Co.	4.400%	9/15/42	4,276	4,322
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,384
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,575	16,422
Walgreens Boots Alliance Inc.	3.450%	6/1/26	12,510	12,906
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,270	4,548
Walgreens Boots Alliance Inc.	4.800%	11/18/44	13,105	13,812
Walgreens Boots Alliance Inc.	4.650%	6/1/46	4,345	4,525
Walmart Inc.	3.250%	10/25/20	10,670	10,825
Walmart Inc.	1.900%	12/15/20	37,415	37,468
Walmart Inc.	3.125%	6/23/21	14,000	14,322
Walmart Inc.	2.350%	12/15/22	11,040	11,200
Walmart Inc.	2.550%	4/11/23	12,735	12,995
Walmart Inc.	3.400%	6/26/23	12,475	13,111
Walmart Inc.	3.300%	4/22/24	16,600	17,517
Walmart Inc.	2.850%	7/8/24	19,235	19,993
Walmart Inc.	2.650%	12/15/24	16,475	16,961
Walmart Inc.	3.550%	6/26/25	18,650	20,137
Walmart Inc.	3.050%	7/8/26	13,000	13,769
Walmart Inc.	5.875%	4/5/27	8,160	10,150
Walmart Inc.	3.700%	6/26/28	20,475	22,674
Walmart Inc.	3.250%	7/8/29	9,100	9,818
Walmart Inc.	2.375%	9/24/29	3,860	3,891
Walmart Inc.	7.550%	2/15/30	4,191	6,170
Walmart Inc.	5.250%	9/1/35	13,065	17,351
Walmart Inc.	6.200%	4/15/38	13,580	20,330
Walmart Inc.	3.950%	6/28/38	7,175	8,346
Walmart Inc.	5.625%	4/1/40	7,685	10,780
Walmart Inc.	4.875%	7/8/40	7,145	9,205
Walmart Inc.	5.000%	10/25/40	2,155	2,829
Walmart Inc.	5.625%	4/15/41	8,310	11,761
Walmart Inc.	4.000%	4/11/43	8,385	9,795
Walmart Inc.	4.300%	4/22/44	5,250	6,463
Walmart Inc.	3.625%	12/15/47	9,115	10,240
Walmart Inc.	4.050%	6/29/48	18,450	22,055
Walmart Inc.	2.950%	9/24/49	5,200	5,231
Western Union Co.	3.600%	3/15/22	4,725	4,855
Western Union Co.	6.200%	11/17/36	5,025	5,550
Western Union Co.	6.200%	6/21/40	1,430	1,568

Consumer Noncyclical (4.3%)
Abbott Laboratories	2.900%	11/30/21	42,000	42,750
Abbott Laboratories	2.550%	3/15/22	5,725	5,793
Abbott Laboratories	3.400%	11/30/23	17,551	18,447
Abbott Laboratories	2.950%	3/15/25	3,900	4,046
Abbott Laboratories	3.875%	9/15/25	4,750	5,165
Abbott Laboratories	3.750%	11/30/26	18,036	19,613
Abbott Laboratories	4.750%	11/30/36	24,310	29,734
Abbott Laboratories	6.150%	11/30/37	3,830	5,251
Abbott Laboratories	6.000%	4/1/39	350	479
Abbott Laboratories	5.300%	5/27/40	1,851	2,387
Abbott Laboratories	4.750%	4/15/43	6,550	8,052
Abbott Laboratories	4.900%	11/30/46	28,810	37,023
AbbVie Inc.	2.300%	5/14/21	13,650	13,675
AbbVie Inc.	3.375%	11/14/21	9,125	9,326
AbbVie Inc.	2.900%	11/6/22	27,707	28,191

AbbVie Inc.	3.200%	11/6/22	15,666	16,079
AbbVie Inc.	2.850%	5/14/23	13,825	14,033
AbbVie Inc.	3.750%	11/14/23	13,300	13,983
AbbVie Inc.	3.600%	5/14/25	31,885	33,127
AbbVie Inc.	3.200%	5/14/26	17,230	17,527
AbbVie Inc.	4.250%	11/14/28	14,870	16,108
AbbVie Inc.	4.500%	5/14/35	19,695	21,246
AbbVie Inc.	4.300%	5/14/36	9,275	9,789
AbbVie Inc.	4.400%	11/6/42	24,318	25,109
AbbVie Inc.	4.700%	5/14/45	24,978	26,689
AbbVie Inc.	4.450%	5/14/46	18,943	19,629
AbbVie Inc.	4.875%	11/14/48	8,866	9,746
Actavis Inc.	3.250%	10/1/22	21,214	21,671
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,532
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,920
Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,149
Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,173
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,809
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,443
AHS Hospital Corp.	5.024%	7/1/45	3,300	4,346
Allergan Finance LLC	4.625%	10/1/42	6,310	6,641
Allergan Funding SCS	3.450%	3/15/22	19,650	20,140
Allergan Funding SCS	3.850%	6/15/24	9,625	10,092
Allergan Funding SCS	3.800%	3/15/25	25,398	26,542
Allergan Funding SCS	4.550%	3/15/35	15,020	15,932
Allergan Funding SCS	4.850%	6/15/44	11,541	12,379
Allergan Funding SCS	4.750%	3/15/45	4,125	4,354
Allergan Inc.	2.800%	3/15/23	650	655
Allina Health System	3.887%	4/15/49	3,750	4,248
Altria Group Inc.	4.750%	5/5/21	13,170	13,688
Altria Group Inc.	3.490%	2/14/22	6,500	6,660
Altria Group Inc.	2.850%	8/9/22	14,175	14,346
Altria Group Inc.	2.950%	5/2/23	3,200	3,249
Altria Group Inc.	4.000%	1/31/24	11,900	12,511
Altria Group Inc.	3.800%	2/14/24	2,700	2,821
Altria Group Inc.	4.400%	2/14/26	13,025	13,923
Altria Group Inc.	2.625%	9/16/26	2,200	2,124
Altria Group Inc.	4.800%	2/14/29	24,775	27,099
Altria Group Inc.	5.800%	2/14/39	22,900	26,482
Altria Group Inc.	4.250%	8/9/42	7,841	7,558
Altria Group Inc.	4.500%	5/2/43	9,059	9,037
Altria Group Inc.	5.375%	1/31/44	12,738	14,099
Altria Group Inc.	3.875%	9/16/46	8,475	7,761
Altria Group Inc.	5.950%	2/14/49	21,500	25,208
Altria Group Inc.	6.200%	2/14/59	4,315	5,100
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,680
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,676
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,917
AmerisourceBergen Corp.	3.450%	12/15/27	6,525	6,753
AmerisourceBergen Corp.	4.250%	3/1/45	1,282	1,296
AmerisourceBergen Corp.	4.300%	12/15/47	8,588	8,713
Amgen Inc.	3.450%	10/1/20	2,825	2,858
Amgen Inc.	4.100%	6/15/21	7,515	7,725
Amgen Inc.	1.850%	8/19/21	6,925	6,891
Amgen Inc.	3.875%	11/15/21	6,245	6,445
Amgen Inc.	2.700%	5/1/22	3,675	3,716
Amgen Inc.	2.650%	5/11/22	13,372	13,535

Amgen Inc.	3.625%	5/15/22	11,075	11,450
Amgen Inc.	2.250%	8/19/23	7,100	7,130
Amgen Inc.	3.625%	5/22/24	15,438	16,338
Amgen Inc.	3.125%	5/1/25	3,100	3,220
Amgen Inc.	2.600%	8/19/26	16,425	16,462
Amgen Inc.	3.200%	11/2/27	4,430	4,622
Amgen Inc.	6.400%	2/1/39	2,100	2,844
Amgen Inc.	4.950%	10/1/41	8,625	10,273
Amgen Inc.	5.150%	11/15/41	6,800	8,169
Amgen Inc.	4.400%	5/1/45	23,530	26,498
Amgen Inc.	4.563%	6/15/48	13,752	15,809
Amgen Inc.	4.663%	6/15/51	32,893	38,204
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	57,511	66,495
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	33,723	36,008
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	116,498	138,586
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	8,204	8,282
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,929	14,188
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,837	25,789
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,106	15,004
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,124
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	7,986	8,921
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,342	1,604
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,587	2,658
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	13,625	13,822
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	6,387	6,728
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	21,530	23,520
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,680	24,986
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	41,293	47,966
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	15,150	18,014
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,725	14,323
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	9,642
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,400	4,297
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	16,847
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,357	16,756
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	18,325	21,158
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,110	21,642
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	33,925	44,164
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	9,460	11,067
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	8,485	11,491
Archer-Daniels-Midland Co.	4.479%	3/1/21	587	607
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,796
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,836
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	703
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,057
Archer-Daniels-Midland Co.	4.535%	3/26/42	7,600	9,339
Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	7,408
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	7,155
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	6,635
Ascension Health	3.945%	11/15/46	8,010	9,349
4 Ascension Health	4.847%	11/15/53	1,875	2,510
AstraZeneca plc	2.375%	11/16/20	12,950	12,992
AstraZeneca plc	2.375%	6/12/22	7,875	7,923
AstraZeneca plc	3.500%	8/17/23	12,260	12,796
AstraZeneca plc	3.375%	11/16/25	19,368	20,329

AstraZeneca plc	3.125%	6/12/27	5,100	5,292
AstraZeneca plc	4.000%	1/17/29	8,075	8,963
AstraZeneca plc	6.450%	9/15/37	14,770	20,796
AstraZeneca plc	4.000%	9/18/42	10,740	11,823
AstraZeneca plc	4.375%	11/16/45	8,300	9,700
AstraZeneca plc	4.375%	8/17/48	5,585	6,611
BAT Capital Corp.	2.764%	8/15/22	19,675	19,842
BAT Capital Corp.	3.222%	8/15/24	18,200	18,404
BAT Capital Corp.	2.789%	9/6/24	7,000	6,934
BAT Capital Corp.	3.215%	9/6/26	9,250	9,156
BAT Capital Corp.	3.557%	8/15/27	29,250	29,411
BAT Capital Corp.	3.462%	9/6/29	5,950	5,822
BAT Capital Corp.	4.390%	8/15/37	21,650	21,011
BAT Capital Corp.	4.540%	8/15/47	19,725	18,933
BAT Capital Corp.	4.758%	9/6/49	9,650	9,419
Baxalta Inc.	3.600%	6/23/22	3,605	3,686
Baxalta Inc.	4.000%	6/23/25	5,133	5,512
Baxalta Inc.	5.250%	6/23/45	4,188	5,407
Baxter International Inc.	1.700%	8/15/21	4,425	4,386
Baxter International Inc.	2.600%	8/15/26	2,025	2,039
Baxter International Inc.	3.500%	8/15/46	4,850	4,854
Baylor Scott & White Holdings	4.185%	11/15/45	4,230	5,015
Beam Suntory Inc.	3.250%	5/15/22	600	614
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,426
Becton Dickinson & Co.	3.250%	11/12/20	5,760	5,816
Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,419
Becton Dickinson & Co.	2.894%	6/6/22	20,650	20,968
Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,056
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,283
Becton Dickinson & Co.	3.363%	6/6/24	14,426	15,013
Becton Dickinson & Co.	3.734%	12/15/24	11,128	11,778
Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,743
Becton Dickinson & Co.	3.700%	6/6/27	14,860	15,704
Becton Dickinson & Co.	4.875%	5/15/44	940	1,054
Becton Dickinson & Co.	4.685%	12/15/44	8,815	10,249
Becton Dickinson & Co.	4.669%	6/6/47	13,175	15,528
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,450	2,496
Biogen Inc.	2.900%	9/15/20	41	41
Biogen Inc.	3.625%	9/15/22	11,316	11,767
Biogen Inc.	4.050%	9/15/25	15,095	16,316
Biogen Inc.	5.200%	9/15/45	16,755	19,810
Boston Scientific Corp.	3.375%	5/15/22	2,975	3,060
Boston Scientific Corp.	4.125%	10/1/23	3,775	4,023
Boston Scientific Corp.	3.450%	3/1/24	3,720	3,881
Boston Scientific Corp.	3.850%	5/15/25	6,650	7,137
Boston Scientific Corp.	3.750%	3/1/26	6,157	6,583
Boston Scientific Corp.	4.000%	3/1/28	9,650	10,566
Boston Scientific Corp.	4.000%	3/1/29	7,890	8,701
Boston Scientific Corp.	7.000%	11/15/35	4,850	6,740
Boston Scientific Corp.	4.550%	3/1/39	7,275	8,596
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,748
Boston Scientific Corp.	4.700%	3/1/49	9,140	11,099
8 Bristol-Myers Squibb Co.	2.550%	5/14/21	11,100	11,212
8 Bristol-Myers Squibb Co.	2.600%	5/16/22	13,325	13,545
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,450	12,464
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	117
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,435

8 Bristol-Myers Squibb Co.	2.900%	7/26/24	31,645	32,626
8 Bristol-Myers Squibb Co.	3.200%	6/15/26	19,150	20,045
8 Bristol-Myers Squibb Co.	3.400%	7/26/29	37,005	39,555
8 Bristol-Myers Squibb Co.	4.125%	6/15/39	17,950	20,280
Bristol-Myers Squibb Co.	3.250%	8/1/42	3,040	3,013
Bristol-Myers Squibb Co.	4.500%	3/1/44	5,083	6,052
8 Bristol-Myers Squibb Co.	4.250%	10/26/49	32,455	37,806
Brown-Forman Corp.	3.500%	4/15/25	3,250	3,463
Brown-Forman Corp.	4.500%	7/15/45	4,070	5,050
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,629
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	8,862
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,047
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,540	5,524
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,829
Campbell Soup Co.	3.300%	3/15/21	11,000	11,150
Campbell Soup Co.	2.500%	8/2/22	1,850	1,856
Campbell Soup Co.	3.650%	3/15/23	10,575	11,003
Campbell Soup Co.	3.950%	3/15/25	11,385	12,050
Campbell Soup Co.	3.300%	3/19/25	1,900	1,935
Campbell Soup Co.	4.150%	3/15/28	8,450	9,099
Campbell Soup Co.	3.800%	8/2/42	2,700	2,569
Campbell Soup Co.	4.800%	3/15/48	5,635	6,336
Cardinal Health Inc.	4.625%	12/15/20	4,885	5,015
Cardinal Health Inc.	2.616%	6/15/22	8,550	8,589
Cardinal Health Inc.	3.200%	6/15/22	4,012	4,087
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,572
Cardinal Health Inc.	3.079%	6/15/24	12,630	12,775
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,812
Cardinal Health Inc.	3.410%	6/15/27	10,215	10,106
Cardinal Health Inc.	4.600%	3/15/43	4,150	4,109
Cardinal Health Inc.	4.500%	11/15/44	3,275	3,149
Cardinal Health Inc.	4.900%	9/15/45	3,580	3,623
Cardinal Health Inc.	4.368%	6/15/47	5,950	5,707
Celgene Corp.	2.875%	8/15/20	12,925	13,002
Celgene Corp.	3.950%	10/15/20	10,310	10,488
Celgene Corp.	2.875%	2/19/21	1,175	1,187
Celgene Corp.	2.250%	8/15/21	3,450	3,457
Celgene Corp.	3.250%	8/15/22	8,950	9,214
Celgene Corp.	3.550%	8/15/22	3,985	4,140
Celgene Corp.	2.750%	2/15/23	5,400	5,495
Celgene Corp.	3.250%	2/20/23	5,650	5,819
Celgene Corp.	4.000%	8/15/23	3,550	3,781
Celgene Corp.	3.625%	5/15/24	17,415	18,360
Celgene Corp.	3.875%	8/15/25	22,350	24,050
Celgene Corp.	3.450%	11/15/27	4,225	4,455
Celgene Corp.	3.900%	2/20/28	12,900	14,169
Celgene Corp.	5.700%	10/15/40	2,792	3,591
Celgene Corp.	5.250%	8/15/43	5,130	6,501
Celgene Corp.	4.625%	5/15/44	7,125	8,465
Celgene Corp.	5.000%	8/15/45	17,340	21,598
Celgene Corp.	4.350%	11/15/47	11,800	13,710
Celgene Corp.	4.550%	2/20/48	9,475	11,353
Children's Hospital Corp.	4.115%	1/1/47	1,575	1,859
Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,241
CHRISTUS Health	4.341%	7/1/28	5,100	5,772
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,507
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,680

Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,424
Cigna Corp.	3.400%	9/17/21	5,585	5,699
Cigna Corp.	3.750%	7/15/23	10,450	10,940
Cigna Corp.	4.125%	11/15/25	12,010	12,956
Cigna Corp.	4.375%	10/15/28	30,960	33,994
Cigna Corp.	4.800%	8/15/38	14,850	16,732
Cigna Corp.	4.900%	12/15/48	25,340	29,444
City of Hope	5.623%	11/15/43	2,000	2,753
City of Hope	4.378%	8/15/48	7,375	8,911
Cleveland Clinic Foundation	4.858%	1/1/14	3,215	4,199
Clorox Co.	3.800%	11/15/21	1,238	1,282
Clorox Co.	3.050%	9/15/22	4,675	4,778
Clorox Co.	3.500%	12/15/24	3,925	4,154
Clorox Co.	3.100%	10/1/27	3,100	3,221
Clorox Co.	3.900%	5/15/28	6,500	7,134
Coca-Cola Co.	1.875%	10/27/20	15,765	15,763
Coca-Cola Co.	2.450%	11/1/20	15,250	15,335
Coca-Cola Co.	3.150%	11/15/20	1,100	1,115
Coca-Cola Co.	1.550%	9/1/21	10,550	10,496
Coca-Cola Co.	3.300%	9/1/21	4,955	5,091
Coca-Cola Co.	2.200%	5/25/22	3,625	3,653
Coca-Cola Co.	2.500%	4/1/23	10,229	10,425
Coca-Cola Co.	3.200%	11/1/23	9,850	10,338
Coca-Cola Co.	2.875%	10/27/25	10,650	11,140
Coca-Cola Co.	2.550%	6/1/26	7,825	7,989
Coca-Cola Co.	2.250%	9/1/26	12,315	12,367
Coca-Cola Co.	2.900%	5/25/27	1,875	1,969
Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,608
Coca-Cola European Partners PLC	3.500%	9/15/20	4,450	4,501
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,871
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	9,899
Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,552
Colgate-Palmolive Co.	2.300%	5/3/22	8,561	8,660
Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,748
Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,221
Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,463
Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,960
Colgate-Palmolive Co.	4.000%	8/15/45	4,720	5,597
Colgate-Palmolive Co.	3.700%	8/1/47	4,190	4,849
CommonSpirit Health	2.950%	11/1/22	3,225	3,272
CommonSpirit Health	2.760%	10/1/24	5,000	5,045
CommonSpirit Health	3.347%	10/1/29	7,750	7,832
4 CommonSpirit Health	4.350%	11/1/42	6,925	7,411
CommonSpirit Health	3.817%	10/1/49	2,500	2,522
CommonSpirit Health	4.187%	10/1/49	8,000	8,311
Conagra Brands Inc.	3.800%	10/22/21	10,550	10,886
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,404
Conagra Brands Inc.	3.200%	1/25/23	6,011	6,198
Conagra Brands Inc.	4.300%	5/1/24	8,000	8,568
Conagra Brands Inc.	4.600%	11/1/25	4,025	4,422
Conagra Brands Inc.	7.000%	10/1/28	700	885
Conagra Brands Inc.	4.850%	11/1/28	10,950	12,384
Conagra Brands Inc.	8.250%	9/15/30	3,825	5,446
Conagra Brands Inc.	5.300%	11/1/38	10,075	11,689
Conagra Brands Inc.	5.400%	11/1/48	8,475	10,055
Constellation Brands Inc.	2.250%	11/6/20	6,425	6,428
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,351

Constellation Brands Inc.	2.700%	5/9/22	6,607	6,674
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,898
Constellation Brands Inc.	3.200%	2/15/23	5,900	6,078
Constellation Brands Inc.	4.250%	5/1/23	16,800	17,902
Constellation Brands Inc.	4.750%	11/15/24	9,521	10,490
Constellation Brands Inc.	4.400%	11/15/25	3,375	3,712
Constellation Brands Inc.	4.750%	12/1/25	2,700	3,025
Constellation Brands Inc.	3.700%	12/6/26	5,625	5,960
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,964
Constellation Brands Inc.	3.600%	2/15/28	8,495	8,951
Constellation Brands Inc.	4.650%	11/15/28	1,500	1,707
Constellation Brands Inc.	3.150%	8/1/29	6,000	6,118
Constellation Brands Inc.	4.500%	5/9/47	4,500	5,071
Constellation Brands Inc.	4.100%	2/15/48	5,075	5,444
Constellation Brands Inc.	5.250%	11/15/48	4,525	5,667
Covidien International Finance SA	3.200%	6/15/22	5,869	6,033
Covidien International Finance SA	2.950%	6/15/23	2,530	2,609
CVS Health Corp.	3.350%	3/9/21	18,009	18,298
CVS Health Corp.	2.125%	6/1/21	10,970	10,957
CVS Health Corp.	3.500%	7/20/22	12,345	12,748
CVS Health Corp.	2.750%	12/1/22	10,490	10,607
CVS Health Corp.	4.750%	12/1/22	9,000	9,618
CVS Health Corp.	3.700%	3/9/23	50,965	53,039
CVS Health Corp.	4.000%	12/5/23	6,780	7,163
CVS Health Corp.	3.375%	8/12/24	6,365	6,583
CVS Health Corp.	4.100%	3/25/25	43,680	46,585
CVS Health Corp.	3.875%	7/20/25	32,601	34,515
CVS Health Corp.	2.875%	6/1/26	24,935	24,936
CVS Health Corp.	4.300%	3/25/28	77,175	83,395
CVS Health Corp.	3.250%	8/15/29	13,296	13,367
CVS Health Corp.	4.875%	7/20/35	5,475	6,102
CVS Health Corp.	4.780%	3/25/38	40,150	44,032
CVS Health Corp.	6.125%	9/15/39	3,950	4,930
CVS Health Corp.	5.300%	12/5/43	12,850	14,856
CVS Health Corp.	5.125%	7/20/45	31,610	35,875
CVS Health Corp.	5.050%	3/25/48	69,085	78,396
Danaher Corp.	2.400%	9/15/20	3,350	3,365
Danaher Corp.	3.350%	9/15/25	3,800	4,035
Danaher Corp.	4.375%	9/15/45	3,500	4,128
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,659
Delhaize America LLC	9.000%	4/15/31	1,930	2,876
Diageo Capital plc	2.625%	4/29/23	11,470	11,678
Diageo Capital plc	2.125%	10/24/24	8,150	8,148
Diageo Capital plc	3.875%	5/18/28	1,000	1,111
Diageo Capital plc	2.375%	10/24/29	6,250	6,194
Diageo Capital plc	5.875%	9/30/36	500	687
Diageo Capital plc	3.875%	4/29/43	5,469	6,208
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,197
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,205
Diageo Investment Corp.	4.250%	5/11/42	5,237	6,195
Dignity Health	3.125%	11/1/22	950	969
Dignity Health	3.812%	11/1/24	5,150	5,446
Dignity Health	4.500%	11/1/42	6,000	6,440
Dignity Health	5.267%	11/1/64	1,075	1,307
Duke University Health System Inc.	3.920%	6/1/47	4,300	5,030
Edwards Lifesciences Corp.	4.300%	6/15/28	2,750	3,091
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,614

Eli Lilly & Co.	2.750%	6/1/25	6,700	6,903
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,830
Eli Lilly & Co.	3.375%	3/15/29	9,775	10,591
Eli Lilly & Co.	5.550%	3/15/37	3,210	4,209
Eli Lilly & Co.	3.875%	3/15/39	8,025	9,151
Eli Lilly & Co.	3.700%	3/1/45	7,300	8,062
Eli Lilly & Co.	3.950%	5/15/47	4,130	4,698
Eli Lilly & Co.	3.950%	3/15/49	13,235	15,314
Eli Lilly & Co.	4.150%	3/15/59	9,650	11,220
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,825	2,812
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,523
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,267
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	5,006
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	8,354
Express Scripts Holding Co.	2.600%	11/30/20	7,500	7,522
Express Scripts Holding Co.	3.300%	2/25/21	6,000	6,081
Express Scripts Holding Co.	4.750%	11/15/21	12,242	12,856
Express Scripts Holding Co.	3.900%	2/15/22	13,466	13,941
Express Scripts Holding Co.	3.050%	11/30/22	5,500	5,611
Express Scripts Holding Co.	3.000%	7/15/23	14,000	14,286
Express Scripts Holding Co.	3.500%	6/15/24	12,680	13,244
Express Scripts Holding Co.	4.500%	2/25/26	19,100	20,859
Express Scripts Holding Co.	3.400%	3/1/27	17,690	18,283
Express Scripts Holding Co.	6.125%	11/15/41	4,034	5,059
Express Scripts Holding Co.	4.800%	7/15/46	15,575	17,267
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,077
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,589
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	607
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,900	3,317
Genentech Inc.	5.250%	7/15/35	600	767
General Mills Inc.	3.150%	12/15/21	7,875	8,027
General Mills Inc.	2.600%	10/12/22	4,550	4,594
General Mills Inc.	3.700%	10/17/23	12,550	13,204
General Mills Inc.	3.650%	2/15/24	3,885	4,080
General Mills Inc.	4.000%	4/17/25	1,000	1,077
General Mills Inc.	3.200%	2/10/27	4,675	4,894
General Mills Inc.	4.200%	4/17/28	8,675	9,637
General Mills Inc.	4.550%	4/17/38	4,775	5,415
General Mills Inc.	5.400%	6/15/40	3,850	4,716
General Mills Inc.	4.150%	2/15/43	4,375	4,641
General Mills Inc.	4.700%	4/17/48	5,620	6,559
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,714
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,523
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,941
Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,005
Gilead Sciences Inc.	3.700%	4/1/24	16,816	17,794
Gilead Sciences Inc.	3.500%	2/1/25	15,260	16,119
Gilead Sciences Inc.	3.650%	3/1/26	22,046	23,574
Gilead Sciences Inc.	2.950%	3/1/27	10,400	10,709
Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,113
Gilead Sciences Inc.	4.000%	9/1/36	6,200	6,938
Gilead Sciences Inc.	5.650%	12/1/41	9,810	12,683
Gilead Sciences Inc.	4.800%	4/1/44	14,725	17,524
Gilead Sciences Inc.	4.500%	2/1/45	15,825	18,102
Gilead Sciences Inc.	4.750%	3/1/46	21,266	25,389
Gilead Sciences Inc.	4.150%	3/1/47	12,250	13,635
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,086

GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,443
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	16,650	17,888
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	11,275	12,445
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,375
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,585	35,232
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,575	2,994
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,500	20,862
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,022
GlaxoSmithKline Capital plc	2.875%	6/1/22	14,275	14,586
GlaxoSmithKline Capital plc	3.000%	6/1/24	10,325	10,677
GlaxoSmithKline Capital plc	3.375%	6/1/29	8,100	8,674
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,605
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,767
Hasbro Inc.	3.150%	5/15/21	3,200	3,240
Hasbro Inc.	6.350%	3/15/40	3,700	4,348
Hasbro Inc.	5.100%	5/15/44	4,413	4,561
HCA Inc.	4.750%	5/1/23	11,146	11,912
HCA Inc.	5.000%	3/15/24	17,690	19,282
HCA Inc.	5.250%	4/15/25	18,063	20,095
HCA Inc.	5.250%	6/15/26	13,022	14,503
HCA Inc.	4.500%	2/15/27	1,350	1,448
HCA Inc.	4.125%	6/15/29	18,050	18,953
HCA Inc.	5.125%	6/15/39	9,225	10,090
HCA Inc.	5.500%	6/15/47	14,400	16,236
HCA Inc.	5.250%	6/15/49	17,795	19,530
Hershey Co.	4.125%	12/1/20	2,195	2,246
Hershey Co.	3.100%	5/15/21	4,250	4,319
Hershey Co.	2.625%	5/1/23	2,750	2,806
Hershey Co.	3.375%	5/15/23	10,050	10,543
Hershey Co.	3.200%	8/21/25	2,695	2,852
Hershey Co.	2.300%	8/15/26	4,325	4,344
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	5,450	6,428
Ingredion Inc.	4.625%	11/1/20	890	910
Ingredion Inc.	3.200%	10/1/26	4,000	4,060
JM Smucker Co.	3.500%	10/15/21	7,245	7,420
JM Smucker Co.	3.000%	3/15/22	2,605	2,640
JM Smucker Co.	3.500%	3/15/25	3,950	4,138
JM Smucker Co.	3.375%	12/15/27	6,875	7,226
JM Smucker Co.	4.250%	3/15/35	2,650	2,850
JM Smucker Co.	4.375%	3/15/45	6,350	6,837
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,578
Johnson & Johnson	1.950%	11/10/20	4,575	4,577
Johnson & Johnson	1.650%	3/1/21	10,450	10,427
Johnson & Johnson	3.550%	5/15/21	2,325	2,387
Johnson & Johnson	2.450%	12/5/21	5,000	5,063
Johnson & Johnson	2.250%	3/3/22	12,950	13,072
Johnson & Johnson	2.050%	3/1/23	5,969	6,008
Johnson & Johnson	6.730%	11/15/23	1,203	1,429
Johnson & Johnson	3.375%	12/5/23	6,875	7,300
Johnson & Johnson	2.625%	1/15/25	8,425	8,675
Johnson & Johnson	2.450%	3/1/26	8,950	9,109
Johnson & Johnson	2.950%	3/3/27	8,550	8,985
Johnson & Johnson	2.900%	1/15/28	6,580	6,910
Johnson & Johnson	6.950%	9/1/29	2,650	3,702
Johnson & Johnson	4.950%	5/15/33	6,100	7,631
Johnson & Johnson	4.375%	12/5/33	12,279	14,655

Johnson & Johnson	3.550%	3/1/36	6,750	7,389
Johnson & Johnson	3.625%	3/3/37	12,425	13,768
Johnson & Johnson	5.950%	8/15/37	3,489	4,928
Johnson & Johnson	3.400%	1/15/38	8,000	8,619
Johnson & Johnson	5.850%	7/15/38	3,797	5,290
Johnson & Johnson	4.500%	9/1/40	4,000	4,931
Johnson & Johnson	4.850%	5/15/41	825	1,061
Johnson & Johnson	4.500%	12/5/43	7,620	9,542
Johnson & Johnson	3.700%	3/1/46	17,925	20,148
Johnson & Johnson	3.750%	3/3/47	15,131	17,245
Johnson & Johnson	3.500%	1/15/48	7,200	7,880
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,911
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,161
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,770
Kaiser Foundation Hospitals	4.150%	5/1/47	11,025	13,282
Kellogg Co.	4.000%	12/15/20	1,459	1,489
Kellogg Co.	2.650%	12/1/23	4,536	4,588
Kellogg Co.	3.250%	4/1/26	5,025	5,202
Kellogg Co.	3.400%	11/15/27	10,475	10,992
Kellogg Co.	4.300%	5/15/28	2,375	2,648
Kellogg Co.	7.450%	4/1/31	767	1,060
Kellogg Co.	4.500%	4/1/46	8,950	10,238
Keurig Dr Pepper Inc.	3.551%	5/25/21	10,825	11,055
Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,740
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,266
Keurig Dr Pepper Inc.	3.130%	12/15/23	7,475	7,642
Keurig Dr Pepper Inc.	4.417%	5/25/25	3,895	4,254
Keurig Dr Pepper Inc.	3.400%	11/15/25	9,485	9,823
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,427
Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,682
Keurig Dr Pepper Inc.	4.597%	5/25/28	17,640	19,806
Keurig Dr Pepper Inc.	7.450%	5/1/38	305	431
Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	4,280
Keurig Dr Pepper Inc.	4.500%	11/15/45	11,325	12,234
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,220
Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,113
Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,342
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,625
Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,228
Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,732
Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,032
Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,147
Kimberly-Clark Corp.	6.625%	8/1/37	300	441
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,028
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	2,195
Kimberly-Clark Corp.	3.200%	7/30/46	6,400	6,566
Kimberly-Clark Corp.	3.900%	5/4/47	2,000	2,294
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,617
Koninklijke Philips NV	6.875%	3/11/38	4,600	6,684
Koninklijke Philips NV	5.000%	3/15/42	6,700	8,164
Kraft Foods Group Inc.	3.500%	6/6/22	5,166	5,297
Kraft Foods Group Inc.	6.875%	1/26/39	9,950	12,233
Kraft Foods Group Inc.	6.500%	2/9/40	7,250	8,529
Kraft Foods Group Inc.	5.000%	6/4/42	14,708	15,202
Kraft Heinz Foods Co.	3.375%	6/15/21	8,125	8,228
Kraft Heinz Foods Co.	3.500%	7/15/22	8,128	8,330
Kraft Heinz Foods Co.	4.000%	6/15/23	13,023	13,592

Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	18,613
Kraft Heinz Foods Co.	3.000%	6/1/26	18,613	18,397
Kraft Heinz Foods Co.	4.625%	1/30/29	10,275	11,088
8 Kraft Heinz Foods Co.	3.750%	4/1/30	8,655	8,706
Kraft Heinz Foods Co.	5.000%	7/15/35	8,955	9,561
8 Kraft Heinz Foods Co.	4.625%	10/1/39	4,325	4,347
Kraft Heinz Foods Co.	5.200%	7/15/45	18,375	19,238
Kraft Heinz Foods Co.	4.375%	6/1/46	22,950	21,645
8 Kraft Heinz Foods Co.	4.875%	10/1/49	12,985	13,015
Kroger Co.	3.300%	1/15/21	3,050	3,090
Kroger Co.	2.600%	2/1/21	5,175	5,199
Kroger Co.	2.950%	11/1/21	9,861	10,014
Kroger Co.	3.400%	4/15/22	4,102	4,210
Kroger Co.	2.800%	8/1/22	2,800	2,842
Kroger Co.	3.850%	8/1/23	9,757	10,285
Kroger Co.	4.000%	2/1/24	4,309	4,582
Kroger Co.	3.500%	2/1/26	1,800	1,868
Kroger Co.	2.650%	10/15/26	9,180	9,091
Kroger Co.	3.700%	8/1/27	3,150	3,323
Kroger Co.	7.700%	6/1/29	4,025	5,233
Kroger Co.	8.000%	9/15/29	6,150	8,363
Kroger Co.	7.500%	4/1/31	1,125	1,522
Kroger Co.	6.900%	4/15/38	3,327	4,381
Kroger Co.	5.400%	7/15/40	2,650	2,994
Kroger Co.	5.000%	4/15/42	4,149	4,464
Kroger Co.	5.150%	8/1/43	1,000	1,103
Kroger Co.	3.875%	10/15/46	3,575	3,407
Kroger Co.	4.450%	2/1/47	9,375	9,672
Kroger Co.	4.650%	1/15/48	7,525	7,980
Kroger Co.	5.400%	1/15/49	1,800	2,120
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,200
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	570
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	580
Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	7,752
Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	11,649
Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,498
Laboratory Corp. of America Holdings	4.700%	2/1/45	7,885	8,770
Life Technologies Corp.	5.000%	1/15/21	2,175	2,255
4 Mayo Clinic	3.774%	11/15/43	5,125	5,736
4 Mayo Clinic	4.000%	11/15/47	1,875	2,149
4 Mayo Clinic	4.128%	11/15/52	1,150	1,363
McCormick & Co. Inc.	3.900%	7/15/21	875	897
McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,518
McCormick & Co. Inc.	3.150%	8/15/24	6,775	7,003
McCormick & Co. Inc.	3.400%	8/15/27	6,500	6,816
McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,456
McKesson Corp.	3.650%	11/30/20	6,000	6,093
McKesson Corp.	2.700%	12/15/22	9,300	9,394
McKesson Corp.	2.850%	3/15/23	1,500	1,519
McKesson Corp.	3.796%	3/15/24	9,300	9,725
McKesson Corp.	3.950%	2/16/28	3,300	3,463
McKesson Corp.	4.750%	5/30/29	1,950	2,172
McKesson Corp.	6.000%	3/1/41	375	469
Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	6,003
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,435	7,030
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,032
Mead Johnson Nutrition Co.	4.600%	6/1/44	5,960	7,383

Medtronic Inc.	3.150%	3/15/22	15,340	15,817
Medtronic Inc.	3.500%	3/15/25	13,793	14,774
Medtronic Inc.	4.375%	3/15/35	22,244	26,733
Medtronic Inc.	4.625%	3/15/45	14,117	18,109
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	930
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,576
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,074
Merck & Co. Inc.	3.875%	1/15/21	3,375	3,445
Merck & Co. Inc.	2.350%	2/10/22	11,034	11,179
Merck & Co. Inc.	2.400%	9/15/22	10,820	10,971
Merck & Co. Inc.	2.800%	5/18/23	15,925	16,397
Merck & Co. Inc.	2.900%	3/7/24	5,950	6,179
Merck & Co. Inc.	2.750%	2/10/25	22,453	23,205
Merck & Co. Inc.	3.400%	3/7/29	14,050	15,208
Merck & Co. Inc.	6.500%	12/1/33	5,650	8,193
Merck & Co. Inc.	3.900%	3/7/39	8,725	10,048
Merck & Co. Inc.	3.600%	9/15/42	8,020	8,867
Merck & Co. Inc.	4.150%	5/18/43	13,139	15,768
Merck & Co. Inc.	3.700%	2/10/45	16,484	18,607
Merck & Co. Inc.	4.000%	3/7/49	14,800	17,591
Mercy Health	4.302%	7/1/28	1,750	1,972
Molson Coors Brewing Co.	2.100%	7/15/21	9,162	9,131
Molson Coors Brewing Co.	3.500%	5/1/22	826	850
Molson Coors Brewing Co.	3.000%	7/15/26	20,476	20,669
Molson Coors Brewing Co.	5.000%	5/1/42	9,125	10,020
Molson Coors Brewing Co.	4.200%	7/15/46	15,250	15,407
8 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	3,800	3,792
Mondelez International Inc.	3.625%	2/13/26	3,500	3,733
Mondelez International Inc.	4.625%	5/7/48	2,100	2,399
4 Montefiore Obligated Group	5.246%	11/1/48	4,300	5,006
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,314
8 Mylan Inc.	3.125%	1/15/23	325	328
Mylan Inc.	4.200%	11/29/23	8,205	8,600
Mylan Inc.	4.550%	4/15/28	5,575	5,938
Mylan Inc.	5.400%	11/29/43	4,820	5,145
Mylan Inc.	5.200%	4/15/48	5,700	6,045
Mylan NV	3.750%	12/15/20	500	508
Mylan NV	3.150%	6/15/21	11,852	11,994
Mylan NV	3.950%	6/15/26	17,595	18,167
Mylan NV	5.250%	6/15/46	8,925	9,475
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,149
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,234
Newell Brands Inc.	3.850%	4/1/23	11,992	12,333
Newell Brands Inc.	4.200%	4/1/26	15,906	16,619
Newell Brands Inc.	5.375%	4/1/36	9,915	10,481
Newell Brands Inc.	5.500%	4/1/46	4,373	4,685
Northwell Healthcare Inc.	3.979%	11/1/46	6,975	7,652
Northwell Healthcare Inc.	4.260%	11/1/47	9,050	10,124
Northwell Healthcare Inc.	3.809%	11/1/49	2,870	3,005
Novartis Capital Corp.	2.400%	5/17/22	24,250	24,570
Novartis Capital Corp.	2.400%	9/21/22	15,209	15,452
Novartis Capital Corp.	3.400%	5/6/24	6,653	7,065
Novartis Capital Corp.	3.000%	11/20/25	15,077	15,874
Novartis Capital Corp.	3.100%	5/17/27	10,875	11,554
Novartis Capital Corp.	3.700%	9/21/42	4,375	4,863
Novartis Capital Corp.	4.400%	5/6/44	15,236	18,809

Novartis Capital Corp.	4.000%	11/20/45	10,650	12,522
NYU Hospitals Center	4.784%	7/1/44	3,425	4,291
4 NYU Hospitals Center	4.368%	7/1/47	4,775	5,647
Ochsner Clinic Foundation	5.897%	5/15/45	275	379
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,550
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,091
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,935
PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,214
PepsiCo Inc.	2.150%	10/14/20	16,350	16,380
PepsiCo Inc.	3.125%	11/1/20	5,425	5,497
PepsiCo Inc.	2.000%	4/15/21	7,225	7,253
PepsiCo Inc.	3.000%	8/25/21	12,620	12,871
PepsiCo Inc.	1.700%	10/6/21	6,125	6,104
PepsiCo Inc.	2.750%	3/5/22	18,670	19,080
PepsiCo Inc.	2.250%	5/2/22	6,000	6,046
PepsiCo Inc.	3.100%	7/17/22	3,425	3,536
PepsiCo Inc.	2.750%	3/1/23	7,975	8,169
PepsiCo Inc.	3.600%	3/1/24	5,334	5,687
PepsiCo Inc.	2.750%	4/30/25	6,850	7,106
PepsiCo Inc.	3.500%	7/17/25	4,000	4,298
PepsiCo Inc.	2.850%	2/24/26	2,750	2,861
PepsiCo Inc.	2.375%	10/6/26	14,525	14,685
PepsiCo Inc.	3.000%	10/15/27	19,025	20,115
PepsiCo Inc.	2.625%	7/29/29	9,225	9,430
PepsiCo Inc.	4.000%	3/5/42	7,800	9,005
PepsiCo Inc.	3.600%	8/13/42	4,100	4,485
PepsiCo Inc.	4.250%	10/22/44	5,175	6,205
PepsiCo Inc.	4.600%	7/17/45	4,460	5,585
PepsiCo Inc.	4.450%	4/14/46	14,250	17,596
PepsiCo Inc.	3.450%	10/6/46	13,825	14,841
PepsiCo Inc.	4.000%	5/2/47	5,888	6,848
PepsiCo Inc.	3.375%	7/29/49	10,665	11,321
PerkinElmer Inc.	5.000%	11/15/21	4,185	4,437
PerkinElmer Inc.	3.300%	9/15/29	7,350	7,341
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,267
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,798	3,829
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,785
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,203
Perrigo Finance Unlimited Co.	4.900%	12/15/44	2,511	2,358
Pfizer Inc.	1.950%	6/3/21	12,550	12,564
Pfizer Inc.	3.000%	9/15/21	5,500	5,615
Pfizer Inc.	2.200%	12/15/21	4,200	4,227
Pfizer Inc.	2.800%	3/11/22	5,085	5,200
Pfizer Inc.	3.000%	6/15/23	5,760	5,978
Pfizer Inc.	3.200%	9/15/23	6,225	6,524
Pfizer Inc.	2.950%	3/15/24	7,925	8,236
Pfizer Inc.	3.400%	5/15/24	650	690
Pfizer Inc.	2.750%	6/3/26	12,725	13,150
Pfizer Inc.	3.000%	12/15/26	17,825	18,780
Pfizer Inc.	3.600%	9/15/28	8,025	8,783
Pfizer Inc.	3.450%	3/15/29	14,975	16,213
Pfizer Inc.	4.000%	12/15/36	10,550	11,992
Pfizer Inc.	4.100%	9/15/38	7,275	8,404
Pfizer Inc.	3.900%	3/15/39	11,550	13,064
Pfizer Inc.	7.200%	3/15/39	19,540	30,343
Pfizer Inc.	4.300%	6/15/43	5,010	5,912
Pfizer Inc.	4.400%	5/15/44	9,875	11,866

Pfizer Inc.	4.125%	12/15/46	10,475	12,224
Pfizer Inc.	4.200%	9/15/48	12,400	14,639
Pfizer Inc.	4.000%	3/15/49	9,975	11,509
Pharmacia LLC	6.600%	12/1/28	5,248	6,906
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,987
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,602
Philip Morris International Inc.	2.900%	11/15/21	3,450	3,505
Philip Morris International Inc.	2.625%	2/18/22	5,000	5,056
Philip Morris International Inc.	2.375%	8/17/22	7,400	7,446
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,023
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,956
Philip Morris International Inc.	2.625%	3/6/23	2,970	3,011
Philip Morris International Inc.	2.125%	5/10/23	4,230	4,219
Philip Morris International Inc.	3.600%	11/15/23	7,660	8,070
Philip Morris International Inc.	2.875%	5/1/24	9,625	9,868
Philip Morris International Inc.	3.250%	11/10/24	10,600	11,080
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,865
Philip Morris International Inc.	2.750%	2/25/26	10,500	10,691
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,650
Philip Morris International Inc.	3.125%	3/2/28	4,230	4,361
Philip Morris International Inc.	3.375%	8/15/29	8,675	9,100
Philip Morris International Inc.	6.375%	5/16/38	7,600	10,456
Philip Morris International Inc.	4.375%	11/15/41	8,843	9,726
Philip Morris International Inc.	4.500%	3/20/42	4,665	5,217
Philip Morris International Inc.	3.875%	8/21/42	5,377	5,524
Philip Morris International Inc.	4.125%	3/4/43	9,815	10,475
Philip Morris International Inc.	4.875%	11/15/43	6,450	7,579
Philip Morris International Inc.	4.250%	11/10/44	10,760	11,837
4 Procter & Gamble - Esop	9.360%	1/1/21	373	393
Procter & Gamble Co.	1.900%	10/23/20	9,650	9,653
Procter & Gamble Co.	1.850%	2/2/21	17,525	17,514
Procter & Gamble Co.	1.700%	11/3/21	7,105	7,083
Procter & Gamble Co.	2.300%	2/6/22	7,164	7,267
Procter & Gamble Co.	3.100%	8/15/23	8,250	8,654
Procter & Gamble Co.	2.700%	2/2/26	4,500	4,665
Procter & Gamble Co.	2.450%	11/3/26	10,300	10,563
Procter & Gamble Co.	2.850%	8/11/27	6,575	6,949
Procter & Gamble Co.	5.800%	8/15/34	322	454
Procter & Gamble Co.	3.500%	10/25/47	4,850	5,445
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,250	1,267
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	6,900	6,875
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	3,125	3,477
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,500	3,999
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,381
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,530
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,304
Quest Diagnostics Inc.	3.450%	6/1/26	10,900	11,440
Quest Diagnostics Inc.	4.200%	6/30/29	4,410	4,859
Quest Diagnostics Inc.	5.750%	1/30/40	876	1,002
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,381
Reynolds American Inc.	4.000%	6/12/22	5,100	5,306
Reynolds American Inc.	4.850%	9/15/23	2,345	2,529
Reynolds American Inc.	4.450%	6/12/25	24,550	26,124

Reynolds American Inc.	5.700%	8/15/35	4,545	5,051
Reynolds American Inc.	7.250%	6/15/37	2,075	2,626
Reynolds American Inc.	8.125%	5/1/40	2,239	2,987
Reynolds American Inc.	7.000%	8/4/41	2,040	2,484
Reynolds American Inc.	6.150%	9/15/43	3,950	4,457
Reynolds American Inc.	5.850%	8/15/45	19,440	21,513
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,994
Sanofi	4.000%	3/29/21	10,615	10,933
Sanofi	3.375%	6/19/23	15,000	15,739
Sanofi	3.625%	6/19/28	10,775	11,925
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	32,500	32,620
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	29,882	30,456
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	29,245	30,115
SSM Health Care Corp.	3.688%	6/1/23	7,600	7,996
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,885
Stanford Health Care	3.795%	11/15/48	5,075	5,820
Stryker Corp.	2.625%	3/15/21	16,525	16,606
Stryker Corp.	3.375%	5/15/24	1,500	1,573
Stryker Corp.	3.375%	11/1/25	6,265	6,613
Stryker Corp.	3.500%	3/15/26	8,747	9,285
Stryker Corp.	3.650%	3/7/28	5,300	5,733
Stryker Corp.	4.100%	4/1/43	3,475	3,869
Stryker Corp.	4.375%	5/15/44	2,575	2,974
Stryker Corp.	4.625%	3/15/46	5,620	6,862
Sutter Health	3.695%	8/15/28	3,025	3,303
Sutter Health	4.091%	8/15/48	4,400	5,097
Sysco Corp.	2.600%	10/1/20	6,800	6,832
Sysco Corp.	2.500%	7/15/21	1,825	1,839
Sysco Corp.	2.600%	6/12/22	1,800	1,823
Sysco Corp.	3.550%	3/15/25	2,000	2,120
Sysco Corp.	3.750%	10/1/25	4,775	5,095
Sysco Corp.	3.300%	7/15/26	8,250	8,627
Sysco Corp.	3.250%	7/15/27	14,864	15,514
Sysco Corp.	4.850%	10/1/45	3,380	4,084
Sysco Corp.	4.500%	4/1/46	5,275	6,126
Sysco Corp.	4.450%	3/15/48	4,400	5,102
8 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,625	9,962
8 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	10,833
8 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	17,596
4 Texas Health Resources	4.330%	11/15/55	900	1,099
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,213
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,397
Thermo Fisher Scientific Inc.	3.300%	2/15/22	7,020	7,226
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,000	8,225
Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,717
Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,512
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	10,285
Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	7,943
Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	6,980
Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	5,563
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,200	4,716
Toledo Hospital	5.325%	11/15/28	2,710	3,014
Toledo Hospital	5.750%	11/15/38	2,250	2,657
Trinity Health Corp.	4.125%	12/1/45	5,070	5,873
Tyson Foods Inc.	2.250%	8/23/21	1,350	1,351
Tyson Foods Inc.	4.500%	6/15/22	13,525	14,304
Tyson Foods Inc.	3.900%	9/28/23	3,300	3,491

Tyson Foods Inc.	3.950%	8/15/24	19,065	20,384
Tyson Foods Inc.	3.550%	6/2/27	11,175	11,814
Tyson Foods Inc.	4.350%	3/1/29	13,000	14,693
Tyson Foods Inc.	4.875%	8/15/34	4,325	5,102
Tyson Foods Inc.	5.150%	8/15/44	4,152	4,955
Tyson Foods Inc.	4.550%	6/2/47	6,875	7,735
Tyson Foods Inc.	5.100%	9/28/48	12,900	15,613
Unilever Capital Corp.	4.250%	2/10/21	9,960	10,247
Unilever Capital Corp.	2.750%	3/22/21	1,250	1,263
Unilever Capital Corp.	1.375%	7/28/21	8,395	8,290
Unilever Capital Corp.	3.000%	3/7/22	5,075	5,193
Unilever Capital Corp.	3.125%	3/22/23	200	207
Unilever Capital Corp.	3.250%	3/7/24	13,175	13,877
Unilever Capital Corp.	2.600%	5/5/24	19,965	20,499
Unilever Capital Corp.	3.100%	7/30/25	3,875	4,051
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,141
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,694
Unilever Capital Corp.	3.500%	3/22/28	7,675	8,363
Unilever Capital Corp.	2.125%	9/6/29	5,750	5,634
Unilever Capital Corp.	5.900%	11/15/32	4,925	6,691
Whirlpool Corp.	4.850%	6/15/21	1,575	1,640
Whirlpool Corp.	4.700%	6/1/22	6,700	7,102
Whirlpool Corp.	4.000%	3/1/24	2,675	2,850
Whirlpool Corp.	3.700%	5/1/25	2,400	2,511
Whirlpool Corp.	4.750%	2/26/29	6,200	6,903
Whirlpool Corp.	4.500%	6/1/46	4,675	4,848
4 Willis-Knighton Medical Center	4.813%	9/1/48	2,000	2,516
Wyeth LLC	7.250%	3/1/23	2,000	2,345
Wyeth LLC	6.450%	2/1/24	10,991	12,952
Wyeth LLC	6.500%	2/1/34	4,025	5,669
Wyeth LLC	6.000%	2/15/36	1,680	2,289
Wyeth LLC	5.950%	4/1/37	17,010	23,257
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,969
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,579
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,554
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,225
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	17,327
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	2,108
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	7,685	8,199
Zoetis Inc.	3.450%	11/13/20	5,232	5,296
Zoetis Inc.	3.250%	8/20/21	2,625	2,669
Zoetis Inc.	3.250%	2/1/23	16,023	16,517
Zoetis Inc.	4.500%	11/13/25	2,915	3,226
Zoetis Inc.	3.000%	9/12/27	8,040	8,245
Zoetis Inc.	3.900%	8/20/28	4,950	5,415
Zoetis Inc.	4.700%	2/1/43	9,990	11,956
Zoetis Inc.	3.950%	9/12/47	5,425	5,870
Zoetis Inc.	4.450%	8/20/48	2,600	3,084

Energy (2.4%)
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,925	1,980
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	5,960	6,321
Apache Corp.	3.625%	2/1/21	1,210	1,224
Apache Corp.	3.250%	4/15/22	2,982	3,031
Apache Corp.	4.375%	10/15/28	6,625	6,772

Apache Corp.	7.750%	12/15/29	799	1,007
Apache Corp.	5.100%	9/1/40	12,875	12,845
Apache Corp.	5.250%	2/1/42	5,490	5,589
Apache Corp.	4.750%	4/15/43	12,843	12,306
Apache Corp.	4.250%	1/15/44	12,175	10,926
Apache Corp.	5.350%	7/1/49	2,500	2,585
Baker Hughes a GE Co. LLC	3.200%	8/15/21	3,495	3,547
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	7,463
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	16,280	16,541
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	7,675	7,860
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	16,200	16,132
Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,260
Boardwalk Pipelines LP	4.950%	12/15/24	575	615
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	16,666
Boardwalk Pipelines LP	4.450%	7/15/27	8,277	8,516
Boardwalk Pipelines LP	4.800%	5/3/29	2,000	2,127
BP Capital Markets America Inc.	4.500%	10/1/20	12,678	12,980
BP Capital Markets America Inc.	4.742%	3/11/21	8,915	9,261
BP Capital Markets America Inc.	2.112%	9/16/21	9,250	9,266
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,400
BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,563
BP Capital Markets America Inc.	2.750%	5/10/23	24,465	25,013
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,017
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,680
BP Capital Markets America Inc.	3.224%	4/14/24	2,697	2,803
BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,969
BP Capital Markets America Inc.	3.410%	2/11/26	8,500	8,975
BP Capital Markets America Inc.	3.119%	5/4/26	17,501	18,220
BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,487
BP Capital Markets America Inc.	3.588%	4/14/27	2,100	2,244
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,562
BP Capital Markets America Inc.	4.234%	11/6/28	18,240	20,634
BP Capital Markets plc	3.561%	11/1/21	17,674	18,186
BP Capital Markets plc	3.062%	3/17/22	3,900	3,989
BP Capital Markets plc	2.500%	11/6/22	7,375	7,465
BP Capital Markets plc	3.994%	9/26/23	2,700	2,884
BP Capital Markets plc	3.814%	2/10/24	2,825	3,004
BP Capital Markets plc	3.535%	11/4/24	11,114	11,790
BP Capital Markets plc	3.506%	3/17/25	2,900	3,072
BP Capital Markets plc	3.279%	9/19/27	23,600	24,816
BP Capital Markets plc	3.723%	11/28/28	3,975	4,325
Buckeye Partners LP	4.150%	7/1/23	2,800	2,798
Buckeye Partners LP	3.950%	12/1/26	9,100	7,987
Buckeye Partners LP	5.850%	11/15/43	5,525	4,669
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	10,037
Burlington Resources Finance Co.	7.400%	12/1/31	3,375	4,869
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	934
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,109
Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,545
Canadian Natural Resources Ltd.	3.850%	6/1/27	15,375	16,217
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,509
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,645	3,409
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,687
Canadian Natural Resources Ltd.	6.500%	2/15/37	8,465	10,964

Canadian Natural Resources Ltd.	6.250%	3/15/38	9,243	11,738
Canadian Natural Resources Ltd.	6.750%	2/1/39	3,035	4,059
Canadian Natural Resources Ltd.	4.950%	6/1/47	7,000	8,269
Cenovus Energy Inc.	5.700%	10/15/19	4,115	4,121
Cenovus Energy Inc.	3.000%	8/15/22	4,559	4,587
Cenovus Energy Inc.	3.800%	9/15/23	5,325	5,485
Cenovus Energy Inc.	4.250%	4/15/27	10,000	10,400
Cenovus Energy Inc.	5.250%	6/15/37	7,080	7,708
Cenovus Energy Inc.	6.750%	11/15/39	12,500	15,266
Cenovus Energy Inc.	5.400%	6/15/47	7,000	7,884
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,041
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	8,875	9,873
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	9,750	10,676
Chevron Corp.	2.419%	11/17/20	7,900	7,940
Chevron Corp.	2.100%	5/16/21	9,450	9,456
Chevron Corp.	2.411%	3/3/22	3,925	3,942
Chevron Corp.	2.498%	3/3/22	4,350	4,417
Chevron Corp.	2.355%	12/5/22	20,964	21,127
Chevron Corp.	3.191%	6/24/23	28,428	29,654
Chevron Corp.	2.895%	3/3/24	16,000	16,614
Chevron Corp.	3.326%	11/17/25	2,400	2,567
Chevron Corp.	2.954%	5/16/26	13,945	14,566
Cimarex Energy Co.	4.375%	6/1/24	5,900	6,195
Cimarex Energy Co.	3.900%	5/15/27	16,605	16,902
Cimarex Energy Co.	4.375%	3/15/29	4,280	4,491
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	11,077
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	5,534
Concho Resources Inc.	3.750%	10/1/27	24,660	25,616
Concho Resources Inc.	4.300%	8/15/28	5,000	5,381
Concho Resources Inc.	4.875%	10/1/47	7,300	8,322
Concho Resources Inc.	4.850%	8/15/48	5,500	6,236
Conoco Funding Co.	7.250%	10/15/31	1,740	2,471
ConocoPhillips	5.900%	10/15/32	2,225	2,927
ConocoPhillips	5.900%	5/15/38	7,161	9,745
ConocoPhillips	6.500%	2/1/39	23,663	34,181
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	8,120
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,764
ConocoPhillips Co.	4.950%	3/15/26	22,835	26,322
ConocoPhillips Co.	4.150%	11/15/34	2,829	3,112
ConocoPhillips Co.	4.300%	11/15/44	9,000	10,416
ConocoPhillips Co.	5.950%	3/15/46	2,500	3,572
ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	8,571
Continental Resources Inc.	4.500%	4/15/23	3,900	4,046
Continental Resources Inc.	3.800%	6/1/24	2,823	2,877
Continental Resources Inc.	4.375%	1/15/28	14,720	15,217
Continental Resources Inc.	4.900%	6/1/44	6,000	6,059
Devon Energy Corp.	5.850%	12/15/25	4,425	5,260
Devon Energy Corp.	7.950%	4/15/32	2,314	3,287
Devon Energy Corp.	5.600%	7/15/41	7,220	8,758
Devon Energy Corp.	4.750%	5/15/42	18,000	20,072
Devon Energy Corp.	5.000%	6/15/45	6,250	7,238
Devon Financing Co. LLC	7.875%	9/30/31	7,700	10,894
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	4,957	4,988
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,967
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,799
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,000	4,822
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	3,492

Enable Midstream Partners LP	3.900%	5/15/24	6,100	6,217
Enable Midstream Partners LP	4.400%	3/15/27	8,500	8,526
Enable Midstream Partners LP	4.950%	5/15/28	10,200	10,590
Enable Midstream Partners LP	4.150%	9/15/29	2,000	1,925
Enable Midstream Partners LP	5.000%	5/15/44	1,775	1,625
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,410
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,250
Enbridge Energy Partners LP	7.500%	4/15/38	4,525	6,467
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,188
Enbridge Energy Partners LP	7.375%	10/15/45	2,480	3,677
Enbridge Inc.	2.900%	7/15/22	8,200	8,353
Enbridge Inc.	3.500%	6/10/24	6,425	6,703
Enbridge Inc.	4.250%	12/1/26	10,410	11,346
Enbridge Inc.	3.700%	7/15/27	6,675	7,043
Enbridge Inc.	4.500%	6/10/44	4,200	4,593
Encana Corp.	3.900%	11/15/21	3,975	4,071
Encana Corp.	8.125%	9/15/30	1,400	1,819
Encana Corp.	7.375%	11/1/31	5,464	6,908
Encana Corp.	6.500%	8/15/34	11,176	13,534
Encana Corp.	6.625%	8/15/37	5,005	6,097
Encana Corp.	6.500%	2/1/38	5,175	6,256
Energy Transfer Operating LP	4.150%	10/1/20	4,600	4,669
Energy Transfer Operating LP	4.650%	6/1/21	3,977	4,058
Energy Transfer Operating LP	5.200%	2/1/22	8,497	8,950
Energy Transfer Operating LP	4.250%	3/15/23	19,110	19,966
Energy Transfer Operating LP	4.200%	9/15/23	3,200	3,364
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,752
Energy Transfer Operating LP	4.050%	3/15/25	18,685	19,530
Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,301
Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,569
Energy Transfer Operating LP	5.500%	6/1/27	13,090	14,780
Energy Transfer Operating LP	5.250%	4/15/29	10,600	11,930
Energy Transfer Operating LP	8.250%	11/15/29	1,500	1,928
Energy Transfer Operating LP	6.250%	4/15/49	15,100	18,319
Energy Transfer Partners LP	3.600%	2/1/23	6,888	7,067
Energy Transfer Partners LP	4.950%	6/15/28	16,645	18,298
Energy Transfer Partners LP	4.900%	3/15/35	3,350	3,492
Energy Transfer Partners LP	6.625%	10/15/36	1,750	2,109
Energy Transfer Partners LP	5.800%	6/15/38	5,790	6,602
Energy Transfer Partners LP	7.500%	7/1/38	4,932	6,367
Energy Transfer Partners LP	6.050%	6/1/41	5,690	6,523
Energy Transfer Partners LP	6.500%	2/1/42	11,326	13,626
Energy Transfer Partners LP	5.150%	2/1/43	5,900	6,154
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,896
Energy Transfer Partners LP	6.125%	12/15/45	14,950	17,557
Energy Transfer Partners LP	5.300%	4/15/47	9,890	10,614
Energy Transfer Partners LP	6.000%	6/15/48	6,110	7,224
Eni USA Inc.	7.300%	11/15/27	1,095	1,414
Enterprise Products Operating LLC	2.800%	2/15/21	6,100	6,158
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,003
Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,264
Enterprise Products Operating LLC	4.050%	2/15/22	625	654
Enterprise Products Operating LLC	3.350%	3/15/23	14,034	14,515
Enterprise Products Operating LLC	3.900%	2/15/24	7,720	8,147
Enterprise Products Operating LLC	3.750%	2/15/25	15,925	16,949
Enterprise Products Operating LLC	3.700%	2/15/26	8,318	8,843
Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,404

Enterprise Products Operating LLC	4.150%	10/16/28	6,200	6,864
Enterprise Products Operating LLC	3.125%	7/31/29	11,800	12,065
Enterprise Products Operating LLC	6.875%	3/1/33	8,343	11,394
Enterprise Products Operating LLC	6.650%	10/15/34	235	321
Enterprise Products Operating LLC	7.550%	4/15/38	2,930	4,309
Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,580
Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,470
Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,806
Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,031
Enterprise Products Operating LLC	4.450%	2/15/43	13,737	14,963
Enterprise Products Operating LLC	4.850%	3/15/44	16,520	18,863
Enterprise Products Operating LLC	5.100%	2/15/45	5,490	6,421
Enterprise Products Operating LLC	4.900%	5/15/46	16,910	19,608
Enterprise Products Operating LLC	4.250%	2/15/48	12,700	13,694
Enterprise Products Operating LLC	4.800%	2/1/49	6,665	7,718
Enterprise Products Operating LLC	4.200%	1/31/50	10,000	10,689
Enterprise Products Operating LLC	4.950%	10/15/54	2,265	2,666
4 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,077
4 Enterprise Products Operating LLC	5.375%	2/15/78	5,315	5,118
EOG Resources Inc.	4.100%	2/1/21	9,300	9,545
EOG Resources Inc.	2.625%	3/15/23	15,165	15,438
EOG Resources Inc.	3.150%	4/1/25	700	734
EOG Resources Inc.	4.150%	1/15/26	6,000	6,593
EOG Resources Inc.	3.900%	4/1/35	3,590	3,980
EQM Midstream Partners LP	4.000%	8/1/24	1,200	1,162
EQM Midstream Partners LP	4.125%	12/1/26	3,700	3,437
EQM Midstream Partners LP	5.500%	7/15/28	7,327	7,160
EQT Corp.	2.500%	10/1/20	1,450	1,445
EQT Corp.	4.875%	11/15/21	2,145	2,201
EQT Corp.	3.000%	10/1/22	6,600	6,347
EQT Corp.	3.900%	10/1/27	14,300	12,394
EQT Midstream Partners LP	4.750%	7/15/23	8,850	8,883
EQT Midstream Partners LP	6.500%	7/15/48	7,325	7,080
Exxon Mobil Corp.	2.222%	3/1/21	23,375	23,495
Exxon Mobil Corp.	2.397%	3/6/22	27,250	27,603
Exxon Mobil Corp.	2.726%	3/1/23	33,696	34,644
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,749
Exxon Mobil Corp.	3.043%	3/1/26	6,373	6,679
Exxon Mobil Corp.	2.275%	8/16/26	4,000	4,031
Exxon Mobil Corp.	2.440%	8/16/29	9,500	9,586
Exxon Mobil Corp.	2.995%	8/16/39	5,000	5,005
Exxon Mobil Corp.	3.567%	3/6/45	13,153	14,193
Exxon Mobil Corp.	4.114%	3/1/46	13,950	16,520
Exxon Mobil Corp.	3.095%	8/16/49	15,000	15,084
Halliburton Co.	3.250%	11/15/21	5,005	5,104
Halliburton Co.	3.500%	8/1/23	5,450	5,661
Halliburton Co.	3.800%	11/15/25	24,700	26,190
Halliburton Co.	4.850%	11/15/35	13,981	15,491
Halliburton Co.	6.700%	9/15/38	10,520	13,785
Halliburton Co.	7.450%	9/15/39	1,859	2,636
Halliburton Co.	4.500%	11/15/41	2,000	2,095
Halliburton Co.	4.750%	8/1/43	8,875	9,588
Halliburton Co.	5.000%	11/15/45	12,183	13,558
Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,292
Hess Corp.	3.500%	7/15/24	2,750	2,801
Hess Corp.	4.300%	4/1/27	8,500	8,868
Hess Corp.	7.875%	10/1/29	2,075	2,629

Hess Corp.	7.300%	8/15/31	1,000	1,232
Hess Corp.	7.125%	3/15/33	2,430	3,033
Hess Corp.	6.000%	1/15/40	12,000	13,812
Hess Corp.	5.600%	2/15/41	11,422	12,716
Hess Corp.	5.800%	4/1/47	4,195	4,801
HollyFrontier Corp.	5.875%	4/1/26	5,008	5,600
Husky Energy Inc.	3.950%	4/15/22	21,900	22,567
Husky Energy Inc.	4.000%	4/15/24	8,905	9,315
Husky Energy Inc.	4.400%	4/15/29	10,000	10,526
Husky Energy Inc.	6.800%	9/15/37	4,135	5,354
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,374
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,596
Kinder Morgan Energy Partners LP	3.950%	9/1/22	20,185	20,979
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,918
Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,418
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,862
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	6,308
Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	9,207
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,527
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,738
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,842
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,720
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,646	8,631
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	10,592
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	5,612
Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	206
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	5,061
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,954	10,204
Kinder Morgan Energy Partners LP	5.000%	8/15/42	10,800	11,853
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,600	6,899
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,918
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,613
Kinder Morgan Energy Partners LP	5.400%	9/1/44	49	56
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,657
Kinder Morgan Inc.	4.300%	6/1/25	8,500	9,181
Kinder Morgan Inc.	4.300%	3/1/28	13,525	14,627
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,711
Kinder Morgan Inc.	7.750%	1/15/32	7,556	10,395
Kinder Morgan Inc.	5.300%	12/1/34	5,500	6,325
Kinder Morgan Inc.	5.550%	6/1/45	18,825	22,205
Kinder Morgan Inc.	5.050%	2/15/46	18,957	21,031
Magellan Midstream Partners LP	4.250%	2/1/21	4,200	4,305
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,152
Magellan Midstream Partners LP	5.150%	10/15/43	2,885	3,407
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,191
Magellan Midstream Partners LP	4.200%	10/3/47	6,935	7,277
Magellan Midstream Partners LP	4.850%	2/1/49	4,585	5,292
Magellan Midstream Partners LP	3.950%	3/1/50	4,000	4,052
Marathon Oil Corp.	2.800%	11/1/22	8,000	8,050
Marathon Oil Corp.	3.850%	6/1/25	13,114	13,639
Marathon Oil Corp.	4.400%	7/15/27	7,400	7,880
Marathon Oil Corp.	6.800%	3/15/32	6,105	7,587
Marathon Oil Corp.	6.600%	10/1/37	6,767	8,553
Marathon Oil Corp.	5.200%	6/1/45	4,100	4,589
Marathon Petroleum Corp.	3.400%	12/15/20	6,057	6,130
Marathon Petroleum Corp.	5.125%	3/1/21	8,850	9,192
Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,031

Marathon Petroleum Corp.	4.750%	12/15/23	20,530	22,283
Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,127
Marathon Petroleum Corp.	3.625%	9/15/24	5,300	5,552
Marathon Petroleum Corp.	5.125%	12/15/26	8,000	8,985
Marathon Petroleum Corp.	3.800%	4/1/28	3,725	3,873
Marathon Petroleum Corp.	6.500%	3/1/41	11,769	14,676
Marathon Petroleum Corp.	4.750%	9/15/44	4,151	4,432
Marathon Petroleum Corp.	4.500%	4/1/48	7,075	7,354
Marathon Petroleum Corp.	5.000%	9/15/54	2,925	3,128
MPLX LP	5.200%	12/1/47	6,925	7,580
MPLX LP	3.375%	3/15/23	4,000	4,114
MPLX LP	4.500%	7/15/23	15,455	16,476
MPLX LP	4.875%	12/1/24	23,000	25,251
MPLX LP	4.000%	2/15/25	3,000	3,166
MPLX LP	4.875%	6/1/25	6,400	7,041
MPLX LP	4.125%	3/1/27	10,525	11,073
MPLX LP	4.000%	3/15/28	11,150	11,603
MPLX LP	4.500%	4/15/38	12,600	13,057
MPLX LP	5.200%	3/1/47	12,000	13,277
8 MPLX LP	5.200%	12/1/47	900	997
MPLX LP	4.700%	4/15/48	11,300	11,705
MPLX LP	5.500%	2/15/49	12,470	14,398
MPLX LP	4.900%	4/15/58	5,150	5,355
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,943
National Fuel Gas Co.	4.750%	9/1/28	11,000	11,560
National Oilwell Varco Inc.	2.600%	12/1/22	23,290	23,437
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,454
Newfield Exploration Co.	5.750%	1/30/22	11,625	12,381
Newfield Exploration Co.	5.625%	7/1/24	3,000	3,307
Newfield Exploration Co.	5.375%	1/1/26	17,513	19,045
Noble Energy Inc.	4.150%	12/15/21	9,100	9,401
Noble Energy Inc.	3.900%	11/15/24	1,549	1,623
Noble Energy Inc.	3.850%	1/15/28	4,789	4,969
Noble Energy Inc.	3.250%	10/15/29	5,000	4,951
Noble Energy Inc.	6.000%	3/1/41	7,425	8,816
Noble Energy Inc.	5.250%	11/15/43	9,000	10,023
Noble Energy Inc.	5.050%	11/15/44	7,248	7,906
Noble Energy Inc.	4.950%	8/15/47	4,000	4,367
Noble Energy Inc.	4.200%	10/15/49	6,000	5,879
Occidental Petroleum Corp.	6.950%	7/1/24	7,250	8,492
Occidental Petroleum Corp.	7.875%	9/15/31	1,875	2,540
Occidental Petroleum Corp.	5.550%	3/15/26	20,000	22,604
Occidental Petroleum Corp.	7.500%	5/1/31	6,750	8,942
Occidental Petroleum Corp.	4.850%	3/15/21	5,912	6,096
Occidental Petroleum Corp.	6.450%	9/15/36	16,520	20,365
Occidental Petroleum Corp.	7.950%	6/15/39	400	546
Occidental Petroleum Corp.	6.200%	3/15/40	7,903	9,536
Occidental Petroleum Corp.	4.500%	7/15/44	5,830	5,932
Occidental Petroleum Corp.	6.600%	3/15/46	8,275	10,777
Occidental Petroleum Corp.	4.100%	2/1/21	12,160	12,391
Occidental Petroleum Corp.	2.600%	8/13/21	14,900	14,997
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,752
Occidental Petroleum Corp.	2.600%	4/15/22	3,169	3,185
Occidental Petroleum Corp.	2.700%	8/15/22	9,750	9,833
Occidental Petroleum Corp.	2.700%	2/15/23	10,762	10,810
Occidental Petroleum Corp.	2.900%	8/15/24	15,100	15,182
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,435

Occidental Petroleum Corp.	3.400%	4/15/26	13,000	13,253
Occidental Petroleum Corp.	3.500%	8/15/29	12,750	12,901
Occidental Petroleum Corp.	4.300%	8/15/39	2,500	2,556
Occidental Petroleum Corp.	4.625%	6/15/45	6,400	6,557
Occidental Petroleum Corp.	4.400%	4/15/46	16,925	17,236
Occidental Petroleum Corp.	4.100%	2/15/47	7,275	7,200
Occidental Petroleum Corp.	4.200%	3/15/48	3,000	2,963
Occidental Petroleum Corp.	4.400%	8/15/49	8,860	9,059
ONEOK Inc.	4.250%	2/1/22	5,000	5,181
ONEOK Inc.	7.500%	9/1/23	9,593	11,216
ONEOK Inc.	2.750%	9/1/24	2,000	2,009
ONEOK Inc.	4.000%	7/13/27	4,125	4,323
ONEOK Inc.	4.550%	7/15/28	6,500	7,015
ONEOK Inc.	4.350%	3/15/29	4,900	5,230
ONEOK Inc.	3.400%	9/1/29	7,000	6,951
ONEOK Inc.	6.000%	6/15/35	550	644
ONEOK Inc.	4.950%	7/13/47	12,664	13,520
ONEOK Inc.	5.200%	7/15/48	2,100	2,331
ONEOK Inc.	4.450%	9/1/49	6,450	6,436
ONEOK Partners LP	3.375%	10/1/22	16,259	16,649
ONEOK Partners LP	4.900%	3/15/25	3,000	3,296
ONEOK Partners LP	6.650%	10/1/36	8,653	10,840
ONEOK Partners LP	6.850%	10/15/37	6,725	8,608
ONEOK Partners LP	6.125%	2/1/41	750	901
ONEOK Partners LP	6.200%	9/15/43	3,200	3,925
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,405	4,423
Petro-Canada	5.350%	7/15/33	2,625	3,196
Petro-Canada	5.950%	5/15/35	5,995	7,670
Petro-Canada	6.800%	5/15/38	6,565	9,180
Phillips 66	4.300%	4/1/22	14,230	14,992
Phillips 66	3.900%	3/15/28	7,250	7,801
Phillips 66	4.650%	11/15/34	1,650	1,896
Phillips 66	5.875%	5/1/42	12,007	15,716
Phillips 66	4.875%	11/15/44	16,316	19,342
Phillips 66 Partners LP	3.605%	2/15/25	4,900	5,118
Phillips 66 Partners LP	3.550%	10/1/26	4,075	4,203
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,071
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,647
Phillips 66 Partners LP	4.900%	10/1/46	5,480	6,160
Pioneer Natural Resources Co.	3.450%	1/15/21	3,900	3,952
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	9,157
Pioneer Natural Resources Co.	4.450%	1/15/26	10,010	10,951
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,160	5,294
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,940	4,047
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	7,697	7,701
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,685
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	15,344
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	7,123
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,250	7,683

Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	7,000	6,821
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	414
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	4,875	4,950
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	8,845	8,060
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	9,680	9,408
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,200	1,208
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	7,950	8,503
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	14,300	15,187
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	7,185	7,607
Sabine Pass Liquefaction LLC	5.625%	2/1/21	7,140	7,376
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	13,018
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	15,326
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,325	20,409
Sabine Pass Liquefaction LLC	5.625%	3/1/25	23,075	25,902
Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,150	20,804
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,750	12,910
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,000	11,619
Schlumberger Investment SA	3.650%	12/1/23	17,338	18,326
Shell International Finance BV	2.250%	11/10/20	700	703
Shell International Finance BV	1.875%	5/10/21	18,225	18,229
Shell International Finance BV	1.750%	9/12/21	10,050	10,016
Shell International Finance BV	2.375%	8/21/22	8,765	8,880
Shell International Finance BV	2.250%	1/6/23	9,405	9,492
Shell International Finance BV	3.400%	8/12/23	7,080	7,456
Shell International Finance BV	3.500%	11/13/23	7,300	7,726
Shell International Finance BV	3.250%	5/11/25	24,400	25,859
Shell International Finance BV	2.875%	5/10/26	16,980	17,625
Shell International Finance BV	2.500%	9/12/26	10,000	10,158
Shell International Finance BV	3.875%	11/13/28	13,825	15,505
Shell International Finance BV	4.125%	5/11/35	15,541	17,904
Shell International Finance BV	6.375%	12/15/38	16,967	24,731
Shell International Finance BV	5.500%	3/25/40	4,025	5,396
Shell International Finance BV	3.625%	8/21/42	16,500	17,754
Shell International Finance BV	4.550%	8/12/43	11,425	13,950
Shell International Finance BV	4.375%	5/11/45	22,171	26,794
Shell International Finance BV	4.000%	5/10/46	24,425	28,104
Shell International Finance BV	3.750%	9/12/46	6,150	6,861
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	5,165	5,307
Spectra Energy Partners LP	4.750%	3/15/24	8,305	9,056
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,423
Spectra Energy Partners LP	3.375%	10/15/26	5,000	5,165
Spectra Energy Partners LP	5.950%	9/25/43	2,840	3,589
Spectra Energy Partners LP	4.500%	3/15/45	12,580	13,650
Suncor Energy Inc.	3.600%	12/1/24	350	369
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,846
Suncor Energy Inc.	5.950%	12/1/34	695	911
Suncor Energy Inc.	6.500%	6/15/38	10,220	14,129

Suncor Energy Inc.	6.850%	6/1/39	4,183	6,015
Suncor Energy Inc.	4.000%	11/15/47	12,077	12,948
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,450	4,569
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,029
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,293
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,866
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,975	5,157
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,100	8,409
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,860
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,675	5,746
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	11,148
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	7,225	7,756
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,450	4,852
TC PipeLines LP	3.900%	5/25/27	2,600	2,702
TechnipFMC plc	3.450%	10/1/22	4,770	4,856
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,013
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	268
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,384
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,653
Total Capital International SA	2.750%	6/19/21	22,825	23,133
Total Capital International SA	2.218%	7/12/21	7,000	7,027
Total Capital International SA	2.875%	2/17/22	11,175	11,427
Total Capital International SA	2.700%	1/25/23	11,290	11,534
Total Capital International SA	3.700%	1/15/24	17,666	18,844
Total Capital International SA	3.750%	4/10/24	1,791	1,918
Total Capital International SA	2.434%	1/10/25	8,500	8,609
Total Capital International SA	3.455%	2/19/29	11,775	12,715
Total Capital International SA	2.829%	1/10/30	9,000	9,234
Total Capital International SA	3.461%	7/12/49	8,000	8,432
Total Capital SA	4.125%	1/28/21	3,055	3,139
Total Capital SA	3.883%	10/11/28	2,600	2,896
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,592	7,708
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,105	6,142
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,816
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,971	5,567
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,150
TransCanada PipeLines Ltd.	4.625%	3/1/34	13,731	15,529
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,815
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,734
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,575	21,413
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,600	7,520
TransCanada PipeLines Ltd.	6.100%	6/1/40	15,280	19,696
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,400	7,387
TransCanada PipeLines Ltd.	4.875%	5/15/48	8,925	10,339
TransCanada PipeLines Ltd.	5.100%	3/15/49	11,375	13,694
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,643
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,456
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	589
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,458
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,542
Valero Energy Corp.	3.650%	3/15/25	100	105
Valero Energy Corp.	3.400%	9/15/26	15,300	15,662
Valero Energy Corp.	4.350%	6/1/28	14,568	15,777
Valero Energy Corp.	4.000%	4/1/29	9,200	9,757
Valero Energy Corp.	7.500%	4/15/32	6,550	8,873
Valero Energy Corp.	6.625%	6/15/37	12,055	15,599
Valero Energy Corp.	4.900%	3/15/45	3,900	4,332

Valero Energy Partners LP	4.375%	12/15/26	5,800	6,274
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,381
Western Midstream Operating LP	5.375%	6/1/21	6,625	6,807
Western Midstream Operating LP	3.950%	6/1/25	4,400	4,237
Western Midstream Operating LP	4.650%	7/1/26	4,350	4,282
Western Midstream Operating LP	4.500%	3/1/28	850	817
Western Midstream Operating LP	4.750%	8/15/28	2,800	2,746
Western Midstream Operating LP	5.450%	4/1/44	15,170	13,421
Western Midstream Operating LP	5.300%	3/1/48	2,825	2,452
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,618
Williams Cos. Inc.	3.600%	3/15/22	10,530	10,807
Williams Cos. Inc.	3.350%	8/15/22	6,300	6,435
Williams Cos. Inc.	3.700%	1/15/23	6,950	7,179
Williams Cos. Inc.	4.500%	11/15/23	3,650	3,907
Williams Cos. Inc.	4.300%	3/4/24	4,400	4,671
Williams Cos. Inc.	4.550%	6/24/24	12,050	12,929
Williams Cos. Inc.	3.900%	1/15/25	14,518	15,198
Williams Cos. Inc.	4.000%	9/15/25	7,275	7,662
Williams Cos. Inc.	3.750%	6/15/27	17,900	18,456
Williams Cos. Inc.	7.500%	1/15/31	550	716
Williams Cos. Inc.	6.300%	4/15/40	5,320	6,525
Williams Cos. Inc.	5.800%	11/15/43	10,625	12,392
Williams Cos. Inc.	5.400%	3/4/44	5,000	5,587
Williams Cos. Inc.	5.750%	6/24/44	5,800	6,739
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,745
Williams Cos. Inc.	5.100%	9/15/45	9,688	10,621
Williams Cos. Inc.	4.850%	3/1/48	7,270	7,760

Other Industrial (0.1%)
4 American University	3.672%	4/1/49	3,500	3,861
Board of Trustees of The Leland Stanford
Junior University	3.647%	5/1/48	8,730	10,280
4 Boston University	4.061%	10/1/48	2,335	2,832
California Institute of Technology	4.321%	8/1/45	1,025	1,309
California Institute of Technology	4.700%	11/1/11	5,575	7,279
CBRE Services Inc.	5.250%	3/15/25	4,950	5,555
CBRE Services Inc.	4.875%	3/1/26	9,533	10,602
Cintas Corp. No 2	2.900%	4/1/22	3,600	3,664
Cintas Corp. No 2	3.250%	6/1/22	1,025	1,053
Cintas Corp. No 2	3.700%	4/1/27	8,475	9,188
Cintas Corp. No 2	6.150%	8/15/36	259	346
Fluor Corp.	3.500%	12/15/24	13,622	13,609
Fluor Corp.	4.250%	9/15/28	5,465	5,492
Georgetown University	4.315%	4/1/49	2,959	3,686
Georgetown University	5.215%	10/1/18	2,589	3,634
Hillenbrand Inc.	4.500%	9/15/26	3,025	3,042
4 Johns Hopkins University	4.083%	7/1/53	5,275	6,481
4 Massachusetts Institute of Technology	3.959%	7/1/38	145	169
Massachusetts Institute of Technology	5.600%	7/1/11	6,400	10,859
Massachusetts Institute of Technology	4.678%	7/1/14	13,775	19,508
Massachusetts Institute of Technology	3.885%	7/1/16	6,700	8,053
4 Northwestern University	4.643%	12/1/44	4,775	6,075
4 Northwestern University	3.662%	12/1/57	2,100	2,435
President & Fellows of Harvard College	3.300%	7/15/56	300	328
Steelcase Inc.	5.125%	1/18/29	3,700	4,189
Trustees of the University of Pennsylvania	3.610%	2/15/19	4,000	4,417
4 University of Chicago	4.003%	10/1/53	5,300	6,469

4 University of Notre Dame du Lac	3.438%	2/15/45	7,925	8,761
University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,009
University of Pennsylvania	4.674%	9/1/12	5,175	7,316
4 University of Southern California	3.028%	10/1/39	7,751	8,027
4 University of Southern California	3.841%	10/1/47	9,550	11,373
4 William Marsh Rice University	3.574%	5/15/45	20,700	22,978

Technology (2.2%)
Adobe Inc.	3.250%	2/1/25	10,958	11,549
Alphabet Inc.	3.625%	5/19/21	3,075	3,158
Alphabet Inc.	1.998%	8/15/26	12,650	12,647
Altera Corp.	4.100%	11/15/23	6,000	6,511
Amphenol Corp.	2.800%	2/15/30	5,000	4,861
Analog Devices Inc.	2.500%	12/5/21	6,025	6,040
Analog Devices Inc.	2.875%	6/1/23	6,700	6,843
Analog Devices Inc.	3.125%	12/5/23	7,475	7,701
Analog Devices Inc.	3.500%	12/5/26	9,965	10,425
Analog Devices Inc.	5.300%	12/15/45	100	124
Apple Inc.	2.000%	11/13/20	8,875	8,892
Apple Inc.	2.250%	2/23/21	37,645	37,824
Apple Inc.	2.850%	5/6/21	31,010	31,518
Apple Inc.	1.550%	8/4/21	100	99
Apple Inc.	2.150%	2/9/22	11,115	11,191
Apple Inc.	2.500%	2/9/22	12,935	13,126
Apple Inc.	2.300%	5/11/22	13,450	13,603
Apple Inc.	2.700%	5/13/22	16,055	16,395
Apple Inc.	2.400%	1/13/23	8,371	8,502
Apple Inc.	2.850%	2/23/23	14,642	15,051
Apple Inc.	2.400%	5/3/23	39,823	40,484
Apple Inc.	3.000%	2/9/24	10,735	11,173
Apple Inc.	2.850%	5/11/24	37,641	39,062
Apple Inc.	1.800%	9/11/24	3,000	2,980
Apple Inc.	2.750%	1/13/25	20,273	20,923
Apple Inc.	2.500%	2/9/25	12,788	13,084
Apple Inc.	3.200%	5/13/25	9,694	10,246
Apple Inc.	3.250%	2/23/26	36,175	38,332
Apple Inc.	2.450%	8/4/26	22,100	22,369
Apple Inc.	2.050%	9/11/26	8,000	7,904
Apple Inc.	3.350%	2/9/27	21,601	23,065
Apple Inc.	3.200%	5/11/27	26,000	27,570
Apple Inc.	2.900%	9/12/27	25,470	26,488
Apple Inc.	2.200%	9/11/29	15,000	14,727
Apple Inc.	4.500%	2/23/36	11,875	14,446
Apple Inc.	3.850%	5/4/43	25,248	28,291
Apple Inc.	4.450%	5/6/44	8,400	10,251
Apple Inc.	3.450%	2/9/45	5,000	5,291
Apple Inc.	4.375%	5/13/45	22,635	27,332
Apple Inc.	4.650%	2/23/46	45,000	56,475
Apple Inc.	3.850%	8/4/46	19,600	22,172
Apple Inc.	4.250%	2/9/47	2,300	2,755
Apple Inc.	3.750%	9/12/47	10,324	11,503
Apple Inc.	3.750%	11/13/47	10,000	11,117
Apple Inc.	2.950%	9/11/49	13,000	12,693
Applied Materials Inc.	2.625%	10/1/20	1,525	1,534
Applied Materials Inc.	4.300%	6/15/21	5,100	5,298
Applied Materials Inc.	3.900%	10/1/25	13,905	15,118
Applied Materials Inc.	3.300%	4/1/27	9,200	9,761

Applied Materials Inc.	5.100%	10/1/35	4,475	5,796
Applied Materials Inc.	5.850%	6/15/41	5,905	8,083
Applied Materials Inc.	4.350%	4/1/47	6,300	7,648
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,544
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,522
Arrow Electronics Inc.	3.250%	9/8/24	6,485	6,568
Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,195
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,611
Autodesk Inc.	3.600%	12/15/22	825	852
Autodesk Inc.	4.375%	6/15/25	2,600	2,808
Autodesk Inc.	3.500%	6/15/27	4,450	4,595
Avnet Inc.	3.750%	12/1/21	2,025	2,064
Avnet Inc.	4.875%	12/1/22	3,845	4,081
Avnet Inc.	4.625%	4/15/26	4,625	4,971
Baidu Inc.	2.875%	7/6/22	14,875	14,955
Baidu Inc.	3.500%	11/28/22	7,325	7,512
Baidu Inc.	3.875%	9/29/23	8,400	8,756
Baidu Inc.	4.375%	5/14/24	7,300	7,788
Baidu Inc.	4.125%	6/30/25	100	106
Baidu Inc.	3.625%	7/6/27	5,375	5,556
Baidu Inc.	4.375%	3/29/28	4,025	4,367
Baidu Inc.	4.875%	11/14/28	3,900	4,393
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	6,150	6,129
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	29,625	29,916
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	11,425	11,415
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	22,790	23,280
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	11,600	11,515
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	57,957	58,072
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	6,100	5,939
8 Broadcom Inc.	3.125%	4/15/21	17,200	17,361
8 Broadcom Inc.	3.125%	10/15/22	12,900	13,054
8 Broadcom Inc.	3.625%	10/15/24	22,450	22,828
8 Broadcom Inc.	4.250%	4/15/26	27,000	27,894
8 Broadcom Inc.	4.750%	4/15/29	14,200	14,982
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,183
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,819
Cadence Design Systems Inc.	4.375%	10/15/24	3,250	3,501
Cisco Systems Inc.	2.200%	2/28/21	27,400	27,534
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,268
Cisco Systems Inc.	2.600%	2/28/23	5,250	5,376
Cisco Systems Inc.	2.200%	9/20/23	5,000	5,047
Cisco Systems Inc.	3.625%	3/4/24	8,482	9,099
Cisco Systems Inc.	2.950%	2/28/26	12,290	12,933
Cisco Systems Inc.	2.500%	9/20/26	3,225	3,309
Cisco Systems Inc.	5.900%	2/15/39	14,900	21,162
Cisco Systems Inc.	5.500%	1/15/40	18,442	25,468
Citrix Systems Inc.	4.500%	12/1/27	5,000	5,400
Corning Inc.	2.900%	5/15/22	4,675	4,773
Corning Inc.	4.700%	3/15/37	2,475	2,791
Corning Inc.	5.750%	8/15/40	7,460	9,234

Corning Inc.	4.750%	3/15/42	4,000	4,582
Corning Inc.	4.375%	11/15/57	6,250	6,504
8 Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	33,417
8 Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,231
8 Dell International LLC / EMC Corp.	6.020%	6/15/26	67,417	75,804
8 Dell International LLC / EMC Corp.	4.900%	10/1/26	13,000	13,907
8 Dell International LLC / EMC Corp.	5.300%	10/1/29	10,200	11,073
8 Dell International LLC / EMC Corp.	8.100%	7/15/36	14,450	18,412
8 Dell International LLC / EMC Corp.	8.350%	7/15/46	16,236	21,381
8 Dell International LLC / EMC Corp.	4.420%	6/15/21	36,350	37,461
DXC Technology Co.	4.250%	4/15/24	14,375	15,079
DXC Technology Co.	4.750%	4/15/27	2,170	2,286
Equifax Inc.	2.300%	6/1/21	9,550	9,538
Equifax Inc.	3.600%	8/15/21	1,300	1,326
Equifax Inc.	3.950%	6/15/23	2,000	2,101
Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,472
Fidelity National Information Services Inc.	2.250%	8/15/21	6,700	6,703
Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,645
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,800
Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	3,010
Fidelity National Information Services Inc.	5.000%	10/15/25	139	158
Fidelity National Information Services Inc.	3.000%	8/15/26	11,005	11,328
Fidelity National Information Services Inc.	3.750%	5/21/29	7,500	8,112
Fidelity National Information Services Inc.	4.500%	8/15/46	5,570	6,454
Fidelity National Information Services Inc.	4.750%	5/15/48	3,900	4,723
Fiserv Inc.	3.800%	10/1/23	13,483	14,262
Fiserv Inc.	2.750%	7/1/24	18,000	18,317
Fiserv Inc.	3.850%	6/1/25	10,994	11,744
Fiserv Inc.	3.200%	7/1/26	13,000	13,458
Fiserv Inc.	4.200%	10/1/28	5,000	5,516
Fiserv Inc.	3.500%	7/1/29	34,932	36,754
Fiserv Inc.	4.400%	7/1/49	19,275	21,463
Flex Ltd.	5.000%	2/15/23	2,730	2,908
Flex Ltd.	4.750%	6/15/25	75	81
Flex Ltd.	4.875%	6/15/29	4,000	4,215
Global Payments Inc.	2.650%	2/15/25	2,000	2,009
Global Payments Inc.	3.200%	8/15/29	5,000	5,063
Global Payments Inc.	4.150%	8/15/49	3,800	3,981
Hewlett Packard Enterprise Co.	3.600%	10/15/20	33,955	34,369
Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	266
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,850	18,897
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	1,994
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,195	24,648
Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,192	8,489
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,300	15,514
HP Inc.	3.750%	12/1/20	1,984	2,016
HP Inc.	6.000%	9/15/41	7,820	8,844
IBM Credit LLC	3.450%	11/30/20	4,375	4,451
IBM Credit LLC	2.200%	9/8/22	6,500	6,523
IBM Credit LLC	3.000%	2/6/23	6,875	7,064
Intel Corp.	1.700%	5/19/21	10,225	10,204
Intel Corp.	3.300%	10/1/21	12,600	12,959
Intel Corp.	3.100%	7/29/22	6,100	6,310
Intel Corp.	2.700%	12/15/22	18,407	18,857
Intel Corp.	2.875%	5/11/24	26,646	27,671
Intel Corp.	3.700%	7/29/25	28,275	30,614
Intel Corp.	2.600%	5/19/26	10,890	11,162

Intel Corp.	4.000%	12/15/32	9,370	10,872
Intel Corp.	4.800%	10/1/41	7,072	8,952
Intel Corp.	4.100%	5/19/46	11,225	12,992
Intel Corp.	4.100%	5/11/47	8,100	9,485
Intel Corp.	3.734%	12/8/47	27,550	30,509
International Business Machines Corp.	2.250%	2/19/21	175	175
International Business Machines Corp.	2.800%	5/13/21	13,000	13,174
International Business Machines Corp.	2.900%	11/1/21	5,000	5,082
International Business Machines Corp.	2.500%	1/27/22	6,575	6,650
International Business Machines Corp.	2.850%	5/13/22	24,350	24,887
International Business Machines Corp.	1.875%	8/1/22	11,160	11,115
International Business Machines Corp.	2.875%	11/9/22	33,085	33,897
International Business Machines Corp.	3.375%	8/1/23	18,075	18,882
International Business Machines Corp.	3.625%	2/12/24	21,085	22,372
International Business Machines Corp.	3.000%	5/15/24	27,200	28,149
International Business Machines Corp.	7.000%	10/30/25	2,850	3,579
International Business Machines Corp.	3.450%	2/19/26	15,464	16,398
International Business Machines Corp.	3.300%	5/15/26	27,800	29,294
International Business Machines Corp.	6.220%	8/1/27	1,975	2,470
International Business Machines Corp.	6.500%	1/15/28	50	64
International Business Machines Corp.	3.500%	5/15/29	30,800	33,084
International Business Machines Corp.	5.875%	11/29/32	5,075	6,579
International Business Machines Corp.	4.150%	5/15/39	17,700	20,205
International Business Machines Corp.	5.600%	11/30/39	6,823	9,057
International Business Machines Corp.	4.000%	6/20/42	20,000	22,101
International Business Machines Corp.	4.250%	5/15/49	27,971	32,178
Jabil Inc.	5.625%	12/15/20	1,375	1,422
Jabil Inc.	4.700%	9/15/22	1,500	1,578
Jabil Inc.	3.950%	1/12/28	4,000	4,053
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,433
Juniper Networks Inc.	3.750%	8/15/29	5,000	5,018
Juniper Networks Inc.	5.950%	3/15/41	3,605	3,950
Keysight Technologies Inc.	4.550%	10/30/24	5,700	6,135
Keysight Technologies Inc.	4.600%	4/6/27	6,400	7,039
KLA Corp.	4.125%	11/1/21	9,250	9,559
KLA Corp.	4.650%	11/1/24	11,975	13,188
KLA Corp.	4.100%	3/15/29	8,500	9,359
KLA Corp.	5.000%	3/15/49	4,325	5,332
Lam Research Corp.	2.800%	6/15/21	7,400	7,488
Lam Research Corp.	3.800%	3/15/25	4,901	5,262
Lam Research Corp.	3.750%	3/15/26	11,500	12,268
Lam Research Corp.	4.000%	3/15/29	8,675	9,546
Lam Research Corp.	4.875%	3/15/49	7,500	9,192
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,167
Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,153
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,399
Maxim Integrated Products Inc.	3.450%	6/15/27	4,325	4,460
Microchip Technology Inc.	3.922%	6/1/21	5,000	5,107
Microchip Technology Inc.	4.333%	6/1/23	5,000	5,250
Micron Technology Inc.	4.640%	2/6/24	3,000	3,187
Micron Technology Inc.	4.975%	2/6/26	4,175	4,499
Micron Technology Inc.	4.185%	2/15/27	8,000	8,220
Micron Technology Inc.	5.327%	2/6/29	5,950	6,538
Micron Technology Inc.	4.663%	2/15/30	3,500	3,640
Microsoft Corp.	3.000%	10/1/20	2,000	2,022
Microsoft Corp.	2.000%	11/3/20	7,850	7,863
Microsoft Corp.	4.000%	2/8/21	3,725	3,832

Microsoft Corp.	1.550%	8/8/21	16,250	16,169
Microsoft Corp.	2.400%	2/6/22	29,359	29,783
Microsoft Corp.	2.375%	2/12/22	12,700	12,858
Microsoft Corp.	2.650%	11/3/22	25,986	26,635
Microsoft Corp.	2.375%	5/1/23	1,225	1,248
Microsoft Corp.	2.000%	8/8/23	18,050	18,164
Microsoft Corp.	2.875%	2/6/24	28,780	30,029
Microsoft Corp.	2.700%	2/12/25	6,425	6,663
Microsoft Corp.	3.125%	11/3/25	25,450	27,029
Microsoft Corp.	2.400%	8/8/26	45,407	46,224
Microsoft Corp.	3.300%	2/6/27	28,717	30,955
Microsoft Corp.	3.500%	2/12/35	17,825	19,658
Microsoft Corp.	4.200%	11/3/35	10,835	12,955
Microsoft Corp.	3.450%	8/8/36	34,463	38,082
Microsoft Corp.	4.100%	2/6/37	26,931	31,859
Microsoft Corp.	4.500%	10/1/40	16,426	20,613
Microsoft Corp.	5.300%	2/8/41	2,550	3,532
Microsoft Corp.	3.500%	11/15/42	7,830	8,598
Microsoft Corp.	3.750%	5/1/43	3,840	4,381
Microsoft Corp.	4.875%	12/15/43	12,950	17,158
Microsoft Corp.	3.750%	2/12/45	19,075	21,774
Microsoft Corp.	4.450%	11/3/45	29,000	36,496
Microsoft Corp.	3.700%	8/8/46	36,500	41,632
Microsoft Corp.	4.250%	2/6/47	17,550	21,765
Microsoft Corp.	4.000%	2/12/55	27,807	33,004
Microsoft Corp.	3.950%	8/8/56	18,949	22,350
Microsoft Corp.	4.500%	2/6/57	14,508	18,920
Motorola Solutions Inc.	3.750%	5/15/22	3,611	3,728
Motorola Solutions Inc.	3.500%	3/1/23	7,715	7,941
Motorola Solutions Inc.	4.000%	9/1/24	6,600	6,981
Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,464
Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,164
NetApp Inc.	3.375%	6/15/21	4,350	4,418
NetApp Inc.	3.300%	9/29/24	4,475	4,550
NVIDIA Corp.	2.200%	9/16/21	8,550	8,561
NVIDIA Corp.	3.200%	9/16/26	8,080	8,455
8 NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	10,025
8 NXP BV / NXP Funding LLC	5.350%	3/1/26	10,506	11,767
8 NXP BV / NXP Funding LLC	5.550%	12/1/28	7,300	8,431
8 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,097
8 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,000	19,237
Oracle Corp.	2.800%	7/8/21	12,635	12,825
Oracle Corp.	1.900%	9/15/21	53,473	53,445
Oracle Corp.	2.500%	5/15/22	9,350	9,456
Oracle Corp.	2.500%	10/15/22	22,810	23,157
Oracle Corp.	2.625%	2/15/23	8,000	8,145
Oracle Corp.	2.400%	9/15/23	15,575	15,770
Oracle Corp.	3.400%	7/8/24	17,000	17,942
Oracle Corp.	2.950%	11/15/24	32,430	33,666
Oracle Corp.	2.950%	5/15/25	21,357	22,138
Oracle Corp.	2.650%	7/15/26	42,460	43,242
Oracle Corp.	3.250%	11/15/27	5,000	5,279
Oracle Corp.	3.250%	5/15/30	3,572	3,788
Oracle Corp.	4.300%	7/8/34	16,640	19,359
Oracle Corp.	3.900%	5/15/35	2,900	3,219
Oracle Corp.	3.850%	7/15/36	24,625	27,248
Oracle Corp.	3.800%	11/15/37	10,000	10,931

Oracle Corp.	6.125%	7/8/39	5,000	7,066
Oracle Corp.	5.375%	7/15/40	24,102	31,346
Oracle Corp.	4.500%	7/8/44	13,000	15,439
Oracle Corp.	4.125%	5/15/45	20,075	22,492
Oracle Corp.	4.000%	7/15/46	25,911	28,771
Oracle Corp.	4.000%	11/15/47	21,765	24,447
Oracle Corp.	4.375%	5/15/55	9,550	11,200
PayPal Holdings Inc.	2.200%	9/26/22	9,000	9,022
PayPal Holdings Inc.	2.400%	10/1/24	11,500	11,567
PayPal Holdings Inc.	2.650%	10/1/26	7,800	7,863
PayPal Holdings Inc.	2.850%	10/1/29	15,660	15,707
QUALCOMM Inc.	3.000%	5/20/22	17,225	17,668
QUALCOMM Inc.	2.600%	1/30/23	13,025	13,251
QUALCOMM Inc.	2.900%	5/20/24	29,415	30,221
QUALCOMM Inc.	3.450%	5/20/25	11,400	12,045
QUALCOMM Inc.	3.250%	5/20/27	12,500	13,030
QUALCOMM Inc.	4.650%	5/20/35	9,000	10,588
QUALCOMM Inc.	4.800%	5/20/45	12,000	14,392
QUALCOMM Inc.	4.300%	5/20/47	13,491	15,094
salesforce.com Inc.	3.250%	4/11/23	8,625	8,999
salesforce.com Inc.	3.700%	4/11/28	12,050	13,207
Seagate HDD Cayman	4.250%	3/1/22	3,103	3,196
Seagate HDD Cayman	4.750%	6/1/23	1,688	1,762
Seagate HDD Cayman	4.875%	3/1/24	7,350	7,681
Seagate HDD Cayman	4.750%	1/1/25	4,934	5,088
Seagate HDD Cayman	4.875%	6/1/27	4,600	4,738
Seagate HDD Cayman	5.750%	12/1/34	3,825	3,873
Tech Data Corp.	3.700%	2/15/22	4,350	4,446
Tech Data Corp.	4.950%	2/15/27	3,900	4,175
Texas Instruments Inc.	2.750%	3/12/21	4,000	4,045
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,393
Texas Instruments Inc.	2.625%	5/15/24	4,222	4,331
Texas Instruments Inc.	2.900%	11/3/27	4,425	4,638
Texas Instruments Inc.	2.250%	9/4/29	7,500	7,371
Texas Instruments Inc.	3.875%	3/15/39	7,000	8,061
Texas Instruments Inc.	4.150%	5/15/48	12,640	15,396
Total System Services Inc.	3.800%	4/1/21	6,530	6,659
Total System Services Inc.	3.750%	6/1/23	5,450	5,673
Total System Services Inc.	4.000%	6/1/23	4,595	4,827
Total System Services Inc.	4.800%	4/1/26	6,500	7,239
Total System Services Inc.	4.450%	6/1/28	2,000	2,202
Trimble Inc.	4.150%	6/15/23	1,025	1,070
Trimble Inc.	4.750%	12/1/24	2,500	2,684
Trimble Inc.	4.900%	6/15/28	4,000	4,338
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,872
Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,006
Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,485
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,265
Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,015
Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,311
Verisk Analytics Inc.	5.800%	5/1/21	4,410	4,647
Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,917
Verisk Analytics Inc.	4.000%	6/15/25	4,950	5,327
Verisk Analytics Inc.	4.125%	3/15/29	4,590	5,042
Verisk Analytics Inc.	5.500%	6/15/45	3,500	4,362
VMware Inc.	2.950%	8/21/22	14,375	14,582
VMware Inc.	3.900%	8/21/27	11,125	11,438

Xilinx Inc.	3.000%	3/15/21	9,450	9,554
Xilinx Inc.	2.950%	6/1/24	6,483	6,654

Transportation (0.7%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	2,876	2,962
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	676	713
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	3,054	3,203
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,560	1,640
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,399	5,564
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,087	1,104
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	876	918
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,799	1,926
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,699	2,833
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,793	3,984
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,701	4,832
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	1,996	2,036
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	6,288	6,386
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,454	2,603
4 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,180	1,242
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	5,202	5,362
4 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	2,000	2,054
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,602
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,048
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,532
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,381
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,377
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,381
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,916
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,860
Burlington Northern Santa Fe LLC	3.650%	9/1/25	200	216
Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,550	12,302
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,305
Burlington Northern Santa Fe LLC	5.750%	5/1/40	14,075	18,899
Burlington Northern Santa Fe LLC	5.050%	3/1/41	4,425	5,571
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	5,237
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,565
Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,604	6,547
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,205
Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,840	12,801
Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,200	7,909

Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,234
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,305	3,967
Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	6,625
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,881
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	9,668
Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	15,174
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	6,775
Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	7,066
Burlington Northern Santa Fe LLC	3.550%	2/15/50	8,685	9,195
Canadian National Railway Co.	2.850%	12/15/21	13,385	13,562
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,857
Canadian National Railway Co.	6.900%	7/15/28	300	403
Canadian National Railway Co.	6.250%	8/1/34	370	519
Canadian National Railway Co.	6.200%	6/1/36	5,425	7,648
Canadian National Railway Co.	6.375%	11/15/37	145	208
Canadian National Railway Co.	3.200%	8/2/46	4,850	4,915
Canadian National Railway Co.	3.650%	2/3/48	4,410	4,904
Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,446
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,937
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,769
Canadian Pacific Railway Co.	7.125%	10/15/31	2,031	2,859
Canadian Pacific Railway Co.	5.750%	3/15/33	100	128
Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	14,937
Canadian Pacific Railway Co.	4.800%	8/1/45	100	127
Canadian Pacific Railway Co.	6.125%	9/15/15	2,760	4,080
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,611
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	994	998
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,247	2,303
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,489	5,766
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	995	1,045
CSX Corp.	4.250%	6/1/21	7,340	7,581
CSX Corp.	3.700%	11/1/23	2,800	2,956
CSX Corp.	3.350%	11/1/25	3,650	3,842
CSX Corp.	2.600%	11/1/26	3,400	3,448
CSX Corp.	3.250%	6/1/27	12,250	12,836
CSX Corp.	3.800%	3/1/28	13,350	14,537
CSX Corp.	4.250%	3/15/29	12,000	13,534
CSX Corp.	2.400%	2/15/30	3,500	3,417
CSX Corp.	6.000%	10/1/36	150	193
CSX Corp.	6.150%	5/1/37	4,500	5,899
CSX Corp.	6.220%	4/30/40	7,279	9,821
CSX Corp.	5.500%	4/15/41	4,900	6,126
CSX Corp.	4.750%	5/30/42	2,290	2,676
CSX Corp.	4.100%	3/15/44	4,625	5,030
CSX Corp.	3.800%	11/1/46	2,550	2,665
CSX Corp.	4.300%	3/1/48	9,975	11,135
CSX Corp.	4.750%	11/15/48	3,000	3,620
CSX Corp.	4.500%	3/15/49	8,450	9,952
CSX Corp.	3.350%	9/15/49	5,000	4,889
CSX Corp.	3.950%	5/1/50	10,930	11,707
CSX Corp.	4.500%	8/1/54	235	269
CSX Corp.	4.250%	11/1/66	5,875	6,282
CSX Corp.	4.650%	3/1/68	5,720	6,530

4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	5,261	5,794
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	868	924
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	4,000	4,172
Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,389
Delta Air Lines Inc.	3.400%	4/19/21	4,945	5,017
Delta Air Lines Inc.	3.625%	3/15/22	6,900	7,094
Delta Air Lines Inc.	3.800%	4/19/23	7,275	7,543
Delta Air Lines Inc.	4.375%	4/19/28	6,100	6,524
FedEx Corp.	2.625%	8/1/22	4,083	4,124
FedEx Corp.	4.000%	1/15/24	3,250	3,462
FedEx Corp.	3.200%	2/1/25	3,350	3,461
FedEx Corp.	3.250%	4/1/26	3,637	3,749
FedEx Corp.	3.300%	3/15/27	3,550	3,634
FedEx Corp.	3.400%	2/15/28	10,000	10,267
FedEx Corp.	4.900%	1/15/34	875	1,006
FedEx Corp.	3.900%	2/1/35	4,100	4,197
FedEx Corp.	3.875%	8/1/42	275	265
FedEx Corp.	4.100%	4/15/43	2,275	2,267
FedEx Corp.	5.100%	1/15/44	7,502	8,417
FedEx Corp.	4.750%	11/15/45	11,725	12,652
FedEx Corp.	4.550%	4/1/46	9,610	10,046
FedEx Corp.	4.400%	1/15/47	8,400	8,637
FedEx Corp.	4.050%	2/15/48	17,800	17,377
FedEx Corp.	4.950%	10/17/48	6,400	7,062
FedEx Corp.	4.500%	2/1/65	785	739
JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,105
JB Hunt Transport Services Inc.	3.875%	3/1/26	1,000	1,059
Kansas City Southern	3.000%	5/15/23	13,874	14,218
Kansas City Southern	4.300%	5/15/43	4,140	4,461
Kansas City Southern	4.950%	8/15/45	10,525	12,639
Kansas City Southern	4.700%	5/1/48	6,500	7,571
Kirby Corp.	4.200%	3/1/28	14,217	15,172
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,608	2,666
Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,074
Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,287
Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,259
Norfolk Southern Corp.	3.850%	1/15/24	4,420	4,700
Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,497
Norfolk Southern Corp.	2.900%	6/15/26	250	257
Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,799
Norfolk Southern Corp.	3.150%	6/1/27	6,000	6,286
Norfolk Southern Corp.	3.800%	8/1/28	8,980	9,886
Norfolk Southern Corp.	7.050%	5/1/37	800	1,156
Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,044
Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,299
Norfolk Southern Corp.	4.450%	6/15/45	5,320	6,166
Norfolk Southern Corp.	4.650%	1/15/46	4,400	5,262
Norfolk Southern Corp.	3.942%	11/1/47	2,623	2,865
Norfolk Southern Corp.	4.150%	2/28/48	2,625	2,970
Norfolk Southern Corp.	4.100%	5/15/49	3,550	3,959
Norfolk Southern Corp.	4.050%	8/15/52	12,849	14,073
Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,956
Norfolk Southern Corp.	5.100%	8/1/18	6,975	8,506

4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	160	160
Ryder System Inc.	3.500%	6/1/21	5,000	5,107
Ryder System Inc.	2.250%	9/1/21	350	350
Ryder System Inc.	2.875%	6/1/22	2,500	2,540
Ryder System Inc.	3.400%	3/1/23	5,400	5,578
Ryder System Inc.	3.750%	6/9/23	12,000	12,584
Ryder System Inc.	3.650%	3/18/24	7,775	8,172
Ryder System Inc.	2.500%	9/1/24	3,475	3,488
Southwest Airlines Co.	2.650%	11/5/20	3,655	3,672
Southwest Airlines Co.	2.750%	11/16/22	1,000	1,010
Southwest Airlines Co.	3.000%	11/15/26	3,475	3,532
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,772
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,833	1,935
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,075	2,187
Union Pacific Corp.	4.000%	2/1/21	4,325	4,413
Union Pacific Corp.	3.200%	6/8/21	5,350	5,443
Union Pacific Corp.	2.950%	3/1/22	2,700	2,760
Union Pacific Corp.	4.163%	7/15/22	9,996	10,535
Union Pacific Corp.	2.750%	4/15/23	7,240	7,379
Union Pacific Corp.	3.500%	6/8/23	10,025	10,487
Union Pacific Corp.	3.646%	2/15/24	6,303	6,652
Union Pacific Corp.	3.150%	3/1/24	4,300	4,456
Union Pacific Corp.	3.250%	1/15/25	4,200	4,372
Union Pacific Corp.	3.750%	7/15/25	5,950	6,394
Union Pacific Corp.	3.250%	8/15/25	4,200	4,385
Union Pacific Corp.	2.750%	3/1/26	6,929	7,037
Union Pacific Corp.	3.000%	4/15/27	2,275	2,352
Union Pacific Corp.	3.950%	9/10/28	12,310	13,579
Union Pacific Corp.	3.700%	3/1/29	8,275	8,989
Union Pacific Corp.	3.375%	2/1/35	4,400	4,559
Union Pacific Corp.	3.600%	9/15/37	8,815	9,250
Union Pacific Corp.	4.375%	9/10/38	4,500	5,183
Union Pacific Corp.	4.300%	6/15/42	600	672
Union Pacific Corp.	4.250%	4/15/43	525	586
Union Pacific Corp.	4.821%	2/1/44	500	597
Union Pacific Corp.	4.150%	1/15/45	350	389
Union Pacific Corp.	4.050%	11/15/45	7,225	7,903
Union Pacific Corp.	4.050%	3/1/46	3,320	3,625
Union Pacific Corp.	3.350%	8/15/46	6,900	6,811
Union Pacific Corp.	4.500%	9/10/48	6,665	7,906
Union Pacific Corp.	4.300%	3/1/49	8,300	9,582
Union Pacific Corp.	3.799%	10/1/51	16,224	17,293
Union Pacific Corp.	3.875%	2/1/55	6,335	6,645
Union Pacific Corp.	4.375%	11/15/65	10,960	12,128
Union Pacific Corp.	4.100%	9/15/67	6,045	6,383
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	340	398
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,976	2,076
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,339	4,603
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	2,011	2,122

4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	1,750	1,794
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,569	3,719
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,236	2,326
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	21,132	21,607
4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	1,174	1,175
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	4,070	4,111
4 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	311	327
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	6,000	6,555
4 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	4,500	4,487
United Parcel Service Inc.	3.125%	1/15/21	7,400	7,498
United Parcel Service Inc.	2.050%	4/1/21	11,900	11,897
United Parcel Service Inc.	2.350%	5/16/22	6,000	6,068
United Parcel Service Inc.	2.450%	10/1/22	14,776	14,918
United Parcel Service Inc.	2.500%	4/1/23	13,975	14,165
United Parcel Service Inc.	2.800%	11/15/24	14,050	14,448
United Parcel Service Inc.	2.400%	11/15/26	10,550	10,582
United Parcel Service Inc.	3.050%	11/15/27	9,000	9,419
United Parcel Service Inc.	3.400%	3/15/29	5,050	5,389
United Parcel Service Inc.	2.500%	9/1/29	4,450	4,422
United Parcel Service Inc.	6.200%	1/15/38	9,675	13,559
United Parcel Service Inc.	4.875%	11/15/40	3,825	4,630
United Parcel Service Inc.	3.625%	10/1/42	2,400	2,507
United Parcel Service Inc.	3.400%	11/15/46	2,825	2,867
United Parcel Service Inc.	3.750%	11/15/47	9,105	9,679
United Parcel Service Inc.	4.250%	3/15/49	7,345	8,452
United Parcel Service of America Inc.	8.375%	4/1/30	500	721
				30,357,433
Utilities (2.0%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	2,400	2,415
AEP Texas Inc.	3.950%	6/1/28	4,275	4,721
AEP Texas Inc.	3.800%	10/1/47	3,000	3,269
AEP Transmission Co. LLC	4.000%	12/1/46	3,721	4,160
AEP Transmission Co. LLC	3.750%	12/1/47	11,530	12,463
AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,075
AEP Transmission Co. LLC	3.800%	6/15/49	2,925	3,209
AEP Transmission Co. LLC	3.150%	9/15/49	2,985	2,964
Alabama Power Co.	2.450%	3/30/22	6,500	6,576
Alabama Power Co.	3.550%	12/1/23	8,800	9,277
Alabama Power Co.	6.125%	5/15/38	900	1,260
Alabama Power Co.	6.000%	3/1/39	2,290	3,226
Alabama Power Co.	3.850%	12/1/42	1,850	2,003
Alabama Power Co.	4.150%	8/15/44	4,900	5,543
Alabama Power Co.	3.750%	3/1/45	1,115	1,206
Alabama Power Co.	4.300%	1/2/46	9,950	11,561
Alabama Power Co.	3.700%	12/1/47	4,475	4,783
Alabama Power Co.	4.300%	7/15/48	5,425	6,354
Alabama Power Co.	3.450%	10/1/49	3,000	3,105

Ameren Corp.	2.700%	11/15/20	2,550	2,563
Ameren Corp.	3.650%	2/15/26	2,775	2,904
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,222
Ameren Illinois Co.	3.250%	3/1/25	2,020	2,111
Ameren Illinois Co.	3.800%	5/15/28	4,850	5,394
Ameren Illinois Co.	4.150%	3/15/46	775	897
Ameren Illinois Co.	3.700%	12/1/47	7,675	8,345
Ameren Illinois Co.	4.500%	3/15/49	4,000	4,920
American Electric Power Co. Inc.	2.150%	11/13/20	2,900	2,900
American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,094
American Electric Power Co. Inc.	3.200%	11/13/27	4,350	4,529
American Electric Power Co. Inc.	4.300%	12/1/28	5,000	5,606
Appalachian Power Co.	4.600%	3/30/21	13,750	14,163
Appalachian Power Co.	7.000%	4/1/38	1,880	2,720
Appalachian Power Co.	4.400%	5/15/44	6,295	7,309
Appalachian Power Co.	4.450%	6/1/45	2,100	2,461
Appalachian Power Co.	4.500%	3/1/49	8,420	10,070
Arizona Public Service Co.	3.150%	5/15/25	2,265	2,360
Arizona Public Service Co.	2.950%	9/15/27	5,300	5,458
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,683
Arizona Public Service Co.	4.350%	11/15/45	1,600	1,860
Arizona Public Service Co.	3.750%	5/15/46	7,350	7,830
Arizona Public Service Co.	4.200%	8/15/48	2,000	2,302
Arizona Public Service Co.	4.250%	3/1/49	3,000	3,480
Avangrid Inc.	3.150%	12/1/24	5,495	5,656
Avangrid Inc.	3.800%	6/1/29	4,400	4,719
Avista Corp.	4.350%	6/1/48	3,200	3,763
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,946
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,278
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,598
Baltimore Gas & Electric Co.	3.500%	8/15/46	4,000	4,145
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,512
Baltimore Gas & Electric Co.	4.250%	9/15/48	4,450	5,220
Baltimore Gas & Electric Co.	3.200%	9/15/49	3,420	3,360
Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,997
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,725	6,870
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,562
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,442
Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	817
Berkshire Hathaway Energy Co.	6.125%	4/1/36	12,525	17,298
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,495
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	10,016
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,275	9,185
Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,175	7,290
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,360	3,640
Berkshire Hathaway Energy Co.	4.450%	1/15/49	6,975	8,281
Black Hills Corp.	4.250%	11/30/23	2,140	2,274
Black Hills Corp.	3.950%	1/15/26	4,300	4,542
Black Hills Corp.	3.150%	1/15/27	3,375	3,415
Black Hills Corp.	3.050%	10/15/29	2,905	2,904
Black Hills Corp.	4.350%	5/1/33	4,745	5,302
Black Hills Corp.	4.200%	9/15/46	3,200	3,448
Black Hills Corp.	3.875%	10/15/49	1,865	1,885
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,771
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	703
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,885
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	2,069

CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	145
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,232
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	547
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,296
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,659
CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,453
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,566
CenterPoint Energy Inc.	3.850%	2/1/24	11,850	12,495
CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,497
CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,065
CenterPoint Energy Inc.	2.950%	3/1/30	2,980	2,968
CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,099
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,279
Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,385
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,603
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	4,135
CMS Energy Corp.	5.050%	3/15/22	50	53
CMS Energy Corp.	3.000%	5/15/26	4,550	4,663
CMS Energy Corp.	3.450%	8/15/27	2,975	3,119
CMS Energy Corp.	4.875%	3/1/44	6,655	8,042
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,145
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,660
Commonwealth Edison Co.	2.950%	8/15/27	3,000	3,097
Commonwealth Edison Co.	5.900%	3/15/36	3,895	5,245
Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,472
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,870
Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,026
Commonwealth Edison Co.	3.700%	3/1/45	4,650	5,005
Commonwealth Edison Co.	4.350%	11/15/45	2,925	3,468
Commonwealth Edison Co.	3.650%	6/15/46	8,525	9,152
Commonwealth Edison Co.	3.750%	8/15/47	4,800	5,269
Commonwealth Edison Co.	4.000%	3/1/49	5,900	6,760
Connecticut Light & Power Co.	2.500%	1/15/23	10,748	10,905
Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,501
Connecticut Light & Power Co.	4.300%	4/15/44	5,130	6,088
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,080
Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,622
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,327
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,100	2,617
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	12,784
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,248
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	740	1,030
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	769
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,525	5,930
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,309
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	132
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	6,016
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	17,582
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	3,841
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,136
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	10,882
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	6,000	6,819
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,464
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,015
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	8,007
Consolidated Edison Inc.	2.000%	5/15/21	7,675	7,656
Consumers Energy Co.	2.850%	5/15/22	3,441	3,515

Consumers Energy Co.	3.375%	8/15/23	925	969
Consumers Energy Co.	3.950%	5/15/43	4,150	4,666
Consumers Energy Co.	3.250%	8/15/46	3,275	3,360
Consumers Energy Co.	3.950%	7/15/47	2,900	3,312
Consumers Energy Co.	4.050%	5/15/48	4,870	5,644
Consumers Energy Co.	3.100%	8/15/50	3,300	3,311
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,290
Delmarva Power & Light Co.	4.150%	5/15/45	5,625	6,441
Dominion Energy Inc.	2.000%	8/15/21	5,100	5,075
Dominion Energy Inc.	2.715%	8/15/21	2,000	2,013
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,869
Dominion Energy Inc.	2.750%	9/15/22	450	456
Dominion Energy Inc.	3.071%	8/15/24	2,000	2,047
Dominion Energy Inc.	3.900%	10/1/25	3,550	3,796
Dominion Energy Inc.	2.850%	8/15/26	5,650	5,691
Dominion Energy Inc.	4.250%	6/1/28	3,850	4,253
Dominion Energy Inc.	6.300%	3/15/33	2,675	3,499
Dominion Energy Inc.	5.950%	6/15/35	6,275	7,914
Dominion Energy Inc.	7.000%	6/15/38	3,550	4,963
Dominion Energy Inc.	4.900%	8/1/41	5,935	7,019
Dominion Energy Inc.	4.050%	9/15/42	3,947	4,187
Dominion Energy Inc.	4.700%	12/1/44	2,375	2,772
Dominion Energy Inc.	4.600%	3/15/49	12,000	14,104
4 Dominion Energy Inc.	5.750%	10/1/54	625	657
Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,440
Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	10,438
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,998
Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	6,629
Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	5,056
8 DPL Inc.	4.350%	4/15/29	3,000	2,955
DTE Electric Co.	3.450%	10/1/20	6,730	6,797
DTE Electric Co.	3.650%	3/15/24	5,485	5,809
DTE Electric Co.	3.375%	3/1/25	150	158
DTE Electric Co.	4.000%	4/1/43	1,971	2,228
DTE Electric Co.	3.700%	3/15/45	4,250	4,619
DTE Electric Co.	3.700%	6/1/46	4,500	4,888
DTE Electric Co.	3.750%	8/15/47	5,650	6,229
DTE Energy Co.	2.600%	6/15/22	2,000	2,017
DTE Energy Co.	3.300%	6/15/22	3,100	3,174
DTE Energy Co.	3.700%	8/1/23	5,325	5,584
DTE Energy Co.	3.500%	6/1/24	13,900	14,480
DTE Energy Co.	2.850%	10/1/26	22,200	22,463
DTE Energy Co.	3.800%	3/15/27	15,450	16,533
DTE Energy Co.	3.400%	6/15/29	2,000	2,084
DTE Energy Co.	6.375%	4/15/33	100	133
Duke Energy Carolinas LLC	3.900%	6/15/21	8,718	8,947
Duke Energy Carolinas LLC	2.500%	3/15/23	225	228
Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,297
Duke Energy Carolinas LLC	2.950%	12/1/26	625	647
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,659
Duke Energy Carolinas LLC	2.450%	8/15/29	925	926
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	9,117
Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,542
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,469
Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	5,095
Duke Energy Carolinas LLC	5.300%	2/15/40	7,515	9,723
Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	7,821

Duke Energy Carolinas LLC	4.000%	9/30/42	5,970	6,654
Duke Energy Carolinas LLC	3.750%	6/1/45	3,910	4,195
Duke Energy Carolinas LLC	3.875%	3/15/46	7,524	8,317
Duke Energy Carolinas LLC	3.700%	12/1/47	8,055	8,692
Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	3,461
Duke Energy Carolinas LLC	3.200%	8/15/49	505	507
Duke Energy Corp.	3.550%	9/15/21	100	102
Duke Energy Corp.	2.400%	8/15/22	11,385	11,473
Duke Energy Corp.	3.050%	8/15/22	5,090	5,199
Duke Energy Corp.	3.950%	10/15/23	3,850	4,076
Duke Energy Corp.	3.750%	4/15/24	7,025	7,440
Duke Energy Corp.	2.650%	9/1/26	13,230	13,279
Duke Energy Corp.	3.150%	8/15/27	9,875	10,211
Duke Energy Corp.	4.800%	12/15/45	6,466	7,706
Duke Energy Corp.	3.750%	9/1/46	14,762	15,137
Duke Energy Corp.	4.200%	6/15/49	1,390	1,548
Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,918
Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,303
Duke Energy Florida LLC	6.350%	9/15/37	775	1,104
Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,188
Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,478
Duke Energy Florida LLC	3.400%	10/1/46	5,465	5,635
Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,125
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,785
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,591	3,625
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,551
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,663
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,773
Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,360
Duke Energy Indiana LLC	6.450%	4/1/39	200	291
Duke Energy Indiana LLC	4.900%	7/15/43	3,060	3,812
Duke Energy Indiana LLC	3.750%	5/15/46	14,840	15,891
Duke Energy Indiana LLC	3.250%	10/1/49	5,500	5,525
Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
Duke Energy Ohio Inc.	3.650%	2/1/29	9,475	10,332
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,539
Duke Energy Ohio Inc.	4.300%	2/1/49	4,000	4,743
Duke Energy Progress LLC	3.000%	9/15/21	5,706	5,806
Duke Energy Progress LLC	2.800%	5/15/22	10,695	10,893
Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,699
Duke Energy Progress LLC	3.250%	8/15/25	3,050	3,214
Duke Energy Progress LLC	3.700%	9/1/28	5,625	6,160
Duke Energy Progress LLC	3.450%	3/15/29	6,975	7,532
Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,972
Duke Energy Progress LLC	4.100%	5/15/42	3,925	4,405
Duke Energy Progress LLC	4.100%	3/15/43	4,970	5,576
Duke Energy Progress LLC	4.375%	3/30/44	10,150	11,943
Duke Energy Progress LLC	4.150%	12/1/44	5,425	6,193
Duke Energy Progress LLC	4.200%	8/15/45	2,350	2,713
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,754
Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,080
Edison International	2.400%	9/15/22	6,200	6,134
Edison International	2.950%	3/15/23	7,875	7,880
Edison International	5.750%	6/15/27	1,000	1,124
El Paso Electric Co.	6.000%	5/15/35	800	1,002
El Paso Electric Co.	5.000%	12/1/44	3,200	3,803
Emera US Finance LP	2.700%	6/15/21	4,975	5,002

Emera US Finance LP	3.550%	6/15/26	6,010	6,295
Emera US Finance LP	4.750%	6/15/46	11,075	12,761
Enel Americas SA	4.000%	10/25/26	4,115	4,307
Enel Chile SA	4.875%	6/12/28	7,075	7,892
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,405
Entergy Arkansas Inc.	3.500%	4/1/26	4,025	4,275
Entergy Corp.	4.000%	7/15/22	6,075	6,329
Entergy Corp.	2.950%	9/1/26	6,850	6,947
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,155
Entergy Louisiana LLC	4.050%	9/1/23	5,650	6,033
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,548
Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,595
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,792
Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,900
Entergy Louisiana LLC	3.050%	6/1/31	13,505	13,971
Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,206
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,824
Entergy Louisiana LLC	4.200%	9/1/48	3,875	4,533
Entergy Louisiana LLC	4.200%	4/1/50	5,550	6,499
Entergy Mississippi Inc.	2.850%	6/1/28	8,225	8,426
Entergy Mississippi LLC	3.850%	6/1/49	2,700	2,998
Entergy Texas Inc.	3.550%	9/30/49	7,585	7,888
Evergy Inc.	2.900%	9/15/29	4,500	4,463
Eversource Energy	2.500%	3/15/21	2,000	2,007
Eversource Energy	2.750%	3/15/22	3,425	3,464
Eversource Energy	3.800%	12/1/23	3,500	3,689
Eversource Energy	2.900%	10/1/24	2,800	2,866
Eversource Energy	3.300%	1/15/28	8,750	9,063
Eversource Energy	4.250%	4/1/29	8,105	9,017
Exelon Corp.	5.150%	12/1/20	4,405	4,515
Exelon Corp.	2.450%	4/15/21	1,000	1,003
Exelon Corp.	3.497%	6/1/22	7,925	8,130
Exelon Corp.	3.950%	6/15/25	18,790	20,151
Exelon Corp.	3.400%	4/15/26	7,075	7,398
Exelon Corp.	4.950%	6/15/35	5,700	6,665
Exelon Corp.	5.625%	6/15/35	3,775	4,719
Exelon Corp.	5.100%	6/15/45	1,925	2,358
Exelon Corp.	4.450%	4/15/46	7,025	7,954
Exelon Generation Co. LLC	4.000%	10/1/20	4,250	4,299
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,561
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,416
Exelon Generation Co. LLC	6.250%	10/1/39	4,780	6,046
Exelon Generation Co. LLC	5.750%	10/1/41	7,500	8,926
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	11,177
FirstEnergy Corp.	2.850%	7/15/22	5,476	5,546
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,696
FirstEnergy Corp.	3.900%	7/15/27	15,075	16,003
FirstEnergy Corp.	7.375%	11/15/31	14,122	19,861
FirstEnergy Corp.	4.850%	7/15/47	15,784	18,746
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,455
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,937
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,918
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,512
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,529
Florida Power & Light Co.	5.960%	4/1/39	9,900	13,991
Florida Power & Light Co.	5.250%	2/1/41	975	1,269
Florida Power & Light Co.	4.125%	2/1/42	5,425	6,259

Florida Power & Light Co.	4.050%	6/1/42	4,600	5,254
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,925
Florida Power & Light Co.	4.050%	10/1/44	2,973	3,430
Florida Power & Light Co.	3.950%	3/1/48	7,745	8,925
Florida Power & Light Co.	4.125%	6/1/48	10,000	11,749
Florida Power & Light Co.	3.990%	3/1/49	7,155	8,354
Florida Power & Light Co.	3.150%	10/1/49	7,425	7,474
Fortis Inc.	2.100%	10/4/21	4,900	4,885
Fortis Inc.	3.055%	10/4/26	17,673	17,999
Georgia Power Co.	2.400%	4/1/21	2,150	2,156
Georgia Power Co.	2.850%	5/15/22	1,900	1,931
Georgia Power Co.	3.250%	4/1/26	8,250	8,577
Georgia Power Co.	3.250%	3/30/27	3,500	3,606
Georgia Power Co.	4.750%	9/1/40	4,625	5,345
Georgia Power Co.	4.300%	3/15/42	7,815	8,562
Georgia Power Co.	4.300%	3/15/43	5,680	6,253
Gulf Power Co.	3.300%	5/30/27	2,325	2,460
Iberdrola International BV	6.750%	7/15/36	3,735	5,158
Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,299
Indiana Michigan Power Co.	6.050%	3/15/37	3,135	4,214
Indiana Michigan Power Co.	4.550%	3/15/46	2,995	3,619
Indiana Michigan Power Co.	3.750%	7/1/47	5,100	5,538
Indiana Michigan Power Co.	4.250%	8/15/48	5,725	6,728
Interstate Power & Light Co.	3.250%	12/1/24	5,050	5,268
Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,019
Interstate Power & Light Co.	3.600%	4/1/29	2,650	2,832
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,327
Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,060
ITC Holdings Corp.	2.700%	11/15/22	4,445	4,490
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,770
ITC Holdings Corp.	3.250%	6/30/26	1,865	1,932
ITC Holdings Corp.	3.350%	11/15/27	6,485	6,808
ITC Holdings Corp.	5.300%	7/1/43	5,431	6,880
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,772	3,199
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,682
Kansas City Power & Light Co.	6.050%	11/15/35	125	165
Kansas City Power & Light Co.	5.300%	10/1/41	4,795	6,202
Kansas City Power & Light Co.	4.200%	6/15/47	5,500	6,409
Kansas City Power & Light Co.	4.200%	3/15/48	5,025	5,861
Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,938
Kentucky Utilities Co.	5.125%	11/1/40	4,680	6,015
Kentucky Utilities Co.	4.375%	10/1/45	4,900	5,779
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,620
Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,526
Louisville Gas & Electric Co.	4.250%	4/1/49	7,000	8,226
MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,638
MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,205
MidAmerican Energy Co.	3.650%	4/15/29	1,100	1,210
MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,666
MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,071
MidAmerican Energy Co.	5.800%	10/15/36	2,925	3,901
MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,994
MidAmerican Energy Co.	4.400%	10/15/44	3,550	4,255
MidAmerican Energy Co.	4.250%	5/1/46	3,605	4,255
MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,703
MidAmerican Energy Co.	3.650%	8/1/48	6,575	7,134

MidAmerican Energy Co.	4.250%	7/15/49	6,405	7,712
Mississippi Power Co.	4.250%	3/15/42	4,400	4,833
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	4,004	4,013
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	2,475	2,506
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,510	6,651
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	8,500	8,576
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,050	3,107
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,350	3,498
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,200	6,390
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,500	4,637
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	2,150	2,263
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	6,175	6,627
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	3,000	3,328
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,730	6,314
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,513	2,251
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	10,452	11,962
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	50	50
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	2,900	3,078
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	8,666	10,514
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	5,200	6,238
Nevada Power Co.	3.700%	5/1/29	5,575	6,100
Nevada Power Co.	6.650%	4/1/36	965	1,355
Nevada Power Co.	6.750%	7/1/37	1,475	2,130
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,891
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,564
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	12,991
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,030
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,141
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	10,556
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	18,195	19,223
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	5,014
4 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,363
Northern States Power Co.	2.150%	8/15/22	75	75
Northern States Power Co.	2.600%	5/15/23	1,280	1,300
Northern States Power Co.	6.250%	6/1/36	840	1,169
Northern States Power Co.	6.200%	7/1/37	2,205	3,097
Northern States Power Co.	5.350%	11/1/39	3,295	4,341
Northern States Power Co.	3.400%	8/15/42	2,645	2,761
Northern States Power Co.	4.000%	8/15/45	1,200	1,362

Northern States Power Co.	3.600%	5/15/46	3,075	3,315
Northern States Power Co.	3.600%	9/15/47	1,000	1,081
Northern States Power Co.	2.900%	3/1/50	2,225	2,157
NorthWestern Corp.	4.176%	11/15/44	2,425	2,734
NSTAR Electric Co.	2.375%	10/15/22	5,475	5,524
NSTAR Electric Co.	3.200%	5/15/27	6,000	6,297
NSTAR Electric Co.	3.250%	5/15/29	1,430	1,515
NSTAR Electric Co.	5.500%	3/15/40	4,605	6,066
NV Energy Inc.	6.250%	11/15/20	9,310	9,723
Oglethorpe Power Corp.	5.950%	11/1/39	500	645
Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,306
Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,975
Ohio Edison Co.	6.875%	7/15/36	4,180	5,948
Ohio Power Co.	5.375%	10/1/21	5,975	6,356
Ohio Power Co.	4.000%	6/1/49	4,118	4,650
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,801
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,482
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,706
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,786
8 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,102
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	3,089
8 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,000	1,101
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,560	3,235
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,352
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	221
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,780	4,431
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,518
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,280
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	5,042
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	5,381
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,945
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	4,908
8 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	7,545	8,460
8 Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,000	4,984
PacifiCorp	2.950%	2/1/22	5,875	5,986
PacifiCorp	2.950%	6/1/23	4,807	4,946
PacifiCorp	3.600%	4/1/24	4,910	5,189
PacifiCorp	3.500%	6/15/29	6,500	7,072
PacifiCorp	7.700%	11/15/31	985	1,439
PacifiCorp	5.250%	6/15/35	2,875	3,575
PacifiCorp	6.100%	8/1/36	2,800	3,825
PacifiCorp	5.750%	4/1/37	5,100	6,786
PacifiCorp	6.250%	10/15/37	3,485	4,895
PacifiCorp	6.350%	7/15/38	2,650	3,699
PacifiCorp	6.000%	1/15/39	360	501
PacifiCorp	4.100%	2/1/42	10,445	11,836
PacifiCorp	4.125%	1/15/49	9,335	10,839
PacifiCorp	4.150%	2/15/50	12,750	14,842
PECO Energy Co.	2.375%	9/15/22	6,354	6,418
PECO Energy Co.	5.950%	10/1/36	3,900	5,275
PECO Energy Co.	4.150%	10/1/44	2,040	2,362
PECO Energy Co.	3.900%	3/1/48	4,050	4,547
PECO Energy Co.	3.000%	9/15/49	5,040	4,936
Pinnacle West Capital Corp.	2.250%	11/30/20	3,200	3,196
PNM Resources Inc.	3.250%	3/9/21	2,290	2,316
Potomac Electric Power Co.	3.600%	3/15/24	200	211
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,942

Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,797
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,936
PPL Capital Funding Inc.	3.500%	12/1/22	415	428
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,442
PPL Capital Funding Inc.	3.950%	3/15/24	275	290
PPL Capital Funding Inc.	3.100%	5/15/26	6,500	6,619
PPL Capital Funding Inc.	4.700%	6/1/43	10,630	11,984
PPL Capital Funding Inc.	5.000%	3/15/44	5,749	6,682
PPL Capital Funding Inc.	4.000%	9/15/47	4,725	4,818
PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,105
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,244
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,076
PPL Electric Utilities Corp.	4.150%	10/1/45	3,530	4,054
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,019
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,233
Progress Energy Inc.	4.400%	1/15/21	7,617	7,788
Progress Energy Inc.	3.150%	4/1/22	12,800	13,047
Progress Energy Inc.	7.750%	3/1/31	250	355
Progress Energy Inc.	7.000%	10/30/31	3,650	4,989
Progress Energy Inc.	6.000%	12/1/39	6,382	8,405
PSEG Power LLC	3.000%	6/15/21	1,675	1,692
PSEG Power LLC	3.850%	6/1/23	6,050	6,398
PSEG Power LLC	8.625%	4/15/31	3,295	4,598
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,213
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,661
Public Service Co. of Colorado	6.500%	8/1/38	75	110
Public Service Co. of Colorado	3.600%	9/15/42	1,116	1,186
Public Service Co. of Colorado	4.300%	3/15/44	5,475	6,433
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,296
Public Service Co. of Colorado	4.050%	9/15/49	4,000	4,655
Public Service Co. of Colorado	3.200%	3/1/50	3,800	3,877
Public Service Co. of New Hampshire	3.500%	11/1/23	875	921
Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,125
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,567
Public Service Electric & Gas Co.	2.375%	5/15/23	3,175	3,208
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,221
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,027
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,122
Public Service Electric & Gas Co.	3.200%	5/15/29	3,230	3,435
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,185
Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,798
Public Service Electric & Gas Co.	3.650%	9/1/42	650	698
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,127
Public Service Electric & Gas Co.	3.600%	12/1/47	2,175	2,376
Public Service Electric & Gas Co.	3.850%	5/1/49	6,000	6,797
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,835
Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,079
Puget Energy Inc.	6.500%	12/15/20	5,369	5,618
Puget Energy Inc.	6.000%	9/1/21	3,825	4,064
Puget Energy Inc.	5.625%	7/15/22	9,501	10,157
Puget Energy Inc.	3.650%	5/15/25	6,730	6,876
Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,243
Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,427
Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,041
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,215
Puget Sound Energy Inc.	4.300%	5/20/45	7,605	8,890
Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,062

Puget Sound Energy Inc.	3.250%	9/15/49	2,720	2,712
San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,354
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,302
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,602
San Diego Gas & Electric Co.	3.750%	6/1/47	10,000	10,687
San Diego Gas & Electric Co.	4.150%	5/15/48	5,150	5,824
Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,217
Southern California Edison Co.	2.900%	3/1/21	10,000	10,104
Southern California Edison Co.	3.875%	6/1/21	3,814	3,900
4 Southern California Edison Co.	1.845%	2/1/22	1,250	1,230
Southern California Edison Co.	2.400%	2/1/22	2,650	2,658
Southern California Edison Co.	3.400%	6/1/23	6,250	6,471
Southern California Edison Co.	3.500%	10/1/23	10,600	11,056
Southern California Edison Co.	3.700%	8/1/25	2,075	2,194
Southern California Edison Co.	3.650%	3/1/28	3,875	4,137
Southern California Edison Co.	4.200%	3/1/29	8,000	8,896
Southern California Edison Co.	6.650%	4/1/29	850	1,042
Southern California Edison Co.	2.850%	8/1/29	3,505	3,540
Southern California Edison Co.	6.000%	1/15/34	3,600	4,484
Southern California Edison Co.	5.750%	4/1/35	800	985
Southern California Edison Co.	5.350%	7/15/35	4,585	5,449
Southern California Edison Co.	5.550%	1/15/36	500	600
Southern California Edison Co.	5.625%	2/1/36	2,445	2,985
Southern California Edison Co.	5.950%	2/1/38	2,800	3,557
Southern California Edison Co.	6.050%	3/15/39	1,460	1,898
Southern California Edison Co.	4.500%	9/1/40	6,882	7,633
Southern California Edison Co.	4.050%	3/15/42	15,939	16,830
Southern California Edison Co.	3.900%	3/15/43	2,975	3,103
Southern California Edison Co.	4.650%	10/1/43	5,575	6,388
Southern California Edison Co.	3.600%	2/1/45	1,400	1,396
Southern California Edison Co.	4.000%	4/1/47	13,581	14,568
Southern California Edison Co.	4.125%	3/1/48	13,570	14,764
Southern California Edison Co.	4.875%	3/1/49	4,400	5,254
Southern Co.	2.350%	7/1/21	11,100	11,128
Southern Co.	2.950%	7/1/23	3,200	3,260
Southern Co.	3.250%	7/1/26	13,355	13,753
Southern Co.	4.250%	7/1/36	4,245	4,603
Southern Co.	4.400%	7/1/46	12,255	13,683
4 Southern Co.	5.500%	3/15/57	1,400	1,456
Southern Power Co.	2.500%	12/15/21	5,125	5,119
Southern Power Co.	4.150%	12/1/25	4,525	4,918
Southern Power Co.	5.150%	9/15/41	6,290	7,150
Southern Power Co.	5.250%	7/15/43	5,835	6,687
Southern Power Co.	4.950%	12/15/46	3,425	3,794
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,808
Southwestern Electric Power Co.	4.100%	9/15/28	10,650	11,763
Southwestern Electric Power Co.	6.200%	3/15/40	3,025	4,089
Southwestern Electric Power Co.	3.900%	4/1/45	3,491	3,661
Southwestern Electric Power Co.	3.850%	2/1/48	7,024	7,429
Southwestern Public Service Co.	3.300%	6/15/24	200	208
Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,876
Southwestern Public Service Co.	3.400%	8/15/46	14,300	14,718
Southwestern Public Service Co.	3.700%	8/15/47	10,075	10,890
Southwestern Public Service Co.	4.400%	11/15/48	610	730
Southwestern Public Service Co.	3.750%	6/15/49	5,000	5,539
Tampa Electric Co.	4.100%	6/15/42	1,950	2,173
Tampa Electric Co.	4.350%	5/15/44	4,500	5,179

Tampa Electric Co.	4.300%	6/15/48	4,065	4,716
Tampa Electric Co.	4.450%	6/15/49	5,500	6,603
Tampa Electric Co.	3.625%	6/15/50	2,000	2,130
Toledo Edison Co.	6.150%	5/15/37	2,769	3,774
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,040
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,484
Union Electric Co.	3.500%	4/15/24	4,990	5,267
Union Electric Co.	2.950%	6/15/27	15,375	15,788
Union Electric Co.	3.500%	3/15/29	3,650	3,951
Union Electric Co.	5.300%	8/1/37	3,244	4,110
Union Electric Co.	8.450%	3/15/39	2,300	3,821
Union Electric Co.	3.900%	9/15/42	175	193
Union Electric Co.	3.650%	4/15/45	1,825	1,939
Union Electric Co.	4.000%	4/1/48	3,500	3,955
Union Electric Co.	3.250%	10/1/49	2,840	2,848
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,056
Virginia Electric & Power Co.	3.450%	9/1/22	14,384	14,876
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,190
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,615
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,590
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	8,498
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,651
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	7,008
Virginia Electric & Power Co.	3.800%	4/1/28	6,000	6,577
Virginia Electric & Power Co.	2.875%	7/15/29	1,225	1,257
Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,883
Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,478
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,393
Virginia Electric & Power Co.	8.875%	11/15/38	570	953
Virginia Electric & Power Co.	4.000%	1/15/43	14,075	15,581
Virginia Electric & Power Co.	4.650%	8/15/43	4,855	5,845
Virginia Electric & Power Co.	4.450%	2/15/44	5,925	6,994
Virginia Electric & Power Co.	4.200%	5/15/45	3,050	3,473
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	8,357
Virginia Electric & Power Co.	3.800%	9/15/47	6,604	7,158
Virginia Electric & Power Co.	4.600%	12/1/48	7,075	8,673
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,340
WEC Energy Group Inc.	3.550%	6/15/25	2,900	3,086
Westar Energy Inc.	2.550%	7/1/26	6,250	6,256
Westar Energy Inc.	3.100%	4/1/27	4,500	4,671
Westar Energy Inc.	4.125%	3/1/42	5,160	5,821
Westar Energy Inc.	4.100%	4/1/43	3,455	3,901
Westar Energy Inc.	4.250%	12/1/45	3,010	3,499
Westar Energy Inc.	3.250%	9/1/49	2,700	2,712
Wisconsin Electric Power Co.	5.625%	5/15/33	150	193
Wisconsin Electric Power Co.	5.700%	12/1/36	100	132
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,217
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,386
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,038
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,598
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,814
Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,448
Xcel Energy Inc.	2.400%	3/15/21	3,325	3,334
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,282
Xcel Energy Inc.	3.300%	6/1/25	9,900	10,302
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,491
Xcel Energy Inc.	4.000%	6/15/28	7,400	8,133

Xcel Energy Inc.	6.500%	7/1/36	986	1,345

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,800	6,001
Atmos Energy Corp.	2.625%	9/15/29	1,500	1,517
Atmos Energy Corp.	5.500%	6/15/41	4,110	5,370
Atmos Energy Corp.	4.150%	1/15/43	3,435	3,891
Atmos Energy Corp.	4.125%	10/15/44	5,675	6,441
Atmos Energy Corp.	4.125%	3/15/49	2,938	3,395
Atmos Energy Corp.	3.375%	9/15/49	3,440	3,511
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,061	5,181
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,592
CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,634
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,621
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,743
KeySpan Corp.	5.803%	4/1/35	2,817	3,464
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,698
NiSource Finance Corp.	5.950%	6/15/41	10,447	13,480
Nisource Finance Corp.	5.250%	2/15/43	3,120	3,802
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,841
NiSource Finance Corp.	5.650%	2/1/45	767	977
NiSource Finance Corp.	4.375%	5/15/47	7,375	8,237
NiSource Inc.	2.650%	11/17/22	4,775	4,830
NiSource Inc.	3.650%	6/15/23	3,455	3,601
NiSource Inc.	2.950%	9/1/29	2,020	2,037
ONE Gas Inc.	4.658%	2/1/44	4,525	5,516
ONE Gas Inc.	4.500%	11/1/48	6,925	8,492
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,075	5,421
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,438
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	4,743
Sempra Energy	2.850%	11/15/20	4,165	4,191
Sempra Energy	2.900%	2/1/23	2,625	2,669
Sempra Energy	4.050%	12/1/23	11,835	12,548
Sempra Energy	3.750%	11/15/25	12,905	13,665
Sempra Energy	3.250%	6/15/27	7,595	7,781
Sempra Energy	3.400%	2/1/28	8,700	8,957
Sempra Energy	3.800%	2/1/38	10,875	11,134
Sempra Energy	6.000%	10/15/39	8,000	10,287
Sempra Energy	4.000%	2/1/48	8,730	9,222
Southern California Gas Co.	3.150%	9/15/24	4,200	4,393
Southern California Gas Co.	3.200%	6/15/25	560	581
Southern California Gas Co.	2.600%	6/15/26	11,376	11,510
Southern California Gas Co.	3.750%	9/15/42	2,975	3,193
Southern California Gas Co.	4.125%	6/1/48	5,000	5,754
Southern California Gas Co.	4.300%	1/15/49	4,500	5,316
Southern California Gas Co.	3.950%	2/15/50	3,100	3,513
Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	643
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,775	2,850
Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,199
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,119
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,425	4,600
Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,045	13,461
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,684
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,709
Southwest Gas Corp.	4.150%	6/1/49	1,900	2,106
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,684

Washington Gas Light Co.	3.650%	9/15/49	1,285	1,314

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,386
American Water Capital Corp.	3.400%	3/1/25	4,500	4,693
American Water Capital Corp.	2.950%	9/1/27	11,000	11,261
American Water Capital Corp.	3.450%	6/1/29	4,120	4,388
American Water Capital Corp.	6.593%	10/15/37	6,650	9,485
American Water Capital Corp.	4.300%	9/1/45	1,025	1,192
American Water Capital Corp.	4.000%	12/1/46	600	655
American Water Capital Corp.	3.750%	9/1/47	9,825	10,555
American Water Capital Corp.	4.200%	9/1/48	8,000	9,171
American Water Capital Corp.	4.150%	6/1/49	4,800	5,482
Aqua America Inc.	3.566%	5/1/29	3,000	3,194
Aqua America Inc.	4.276%	5/1/49	4,000	4,537
United Utilities plc	6.875%	8/15/28	75	93
Veolia Environnement SA	6.750%	6/1/38	4,275	5,956

				3,658,240
Total Corporate Bonds (Cost $46,583,732)				49,890,974
Sovereign Bonds (4.1%)
African Development Bank	2.625%	3/22/21	7,375	7,464
African Development Bank	1.250%	7/26/21	10,750	10,659
African Development Bank	2.375%	9/23/21	13,500	13,669
African Development Bank	1.625%	9/16/22	14,500	14,519
African Development Bank	2.125%	11/16/22	31,950	32,410
African Development Bank	3.000%	9/20/23	12,900	13,571
Asian Development Bank	2.875%	11/27/20	8,800	8,900
Asian Development Bank	2.250%	1/20/21	22,400	22,518
Asian Development Bank	1.625%	3/16/21	8,300	8,281
Asian Development Bank	2.000%	2/16/22	53,650	54,075
Asian Development Bank	1.875%	2/18/22	17,415	17,503
Asian Development Bank	1.875%	7/19/22	43,920	44,213
Asian Development Bank	1.875%	8/10/22	6,000	6,041
Asian Development Bank	1.750%	9/13/22	26,015	26,105
Asian Development Bank	2.750%	3/17/23	50,000	51,876
Asian Development Bank	2.625%	1/30/24	15,900	16,568
Asian Development Bank	2.000%	1/22/25	10,750	10,948
Asian Development Bank	2.000%	4/24/26	1,700	1,732
Asian Development Bank	2.625%	1/12/27	7,250	7,706
Asian Development Bank	2.375%	8/10/27	5,265	5,512
Asian Development Bank	6.220%	8/15/27	2,175	2,810
Asian Development Bank	2.500%	11/2/27	46,115	48,809
Asian Development Bank	2.750%	1/19/28	450	486
Asian Development Bank	3.125%	9/26/28	15,188	16,939
Asian Development Bank	1.750%	9/19/29	6,040	6,044
Asian Infrastructure Investment Bank	2.250%	5/16/24	7,975	8,189
Canada	2.625%	1/25/22	11,000	11,258
Canada	2.000%	11/15/22	25,890	26,207
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	15,619
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	8,600	8,564
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	580
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	8,587
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	23,070
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	33,405
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,075	20,439

CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	11,214
Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,038
Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,911
Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,439
Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,460
Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,591
Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,331
Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,062
Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,893
Ecopetrol SA	5.875%	9/18/23	15,725	17,494
Ecopetrol SA	4.125%	1/16/25	16,775	17,656
Ecopetrol SA	5.375%	6/26/26	15,000	16,839
Ecopetrol SA	7.375%	9/18/43	5,000	6,681
Ecopetrol SA	5.875%	5/28/45	17,775	20,730
Equinor ASA	2.900%	11/8/20	5,060	5,109
Equinor ASA	2.750%	11/10/21	10,400	10,547
Equinor ASA	3.150%	1/23/22	4,475	4,595
Equinor ASA	2.450%	1/17/23	17,667	17,944
Equinor ASA	2.650%	1/15/24	18,747	19,233
Equinor ASA	3.700%	3/1/24	9,856	10,541
Equinor ASA	3.250%	11/10/24	5,900	6,222
Equinor ASA	7.250%	9/23/27	4,350	5,823
Equinor ASA	3.625%	9/10/28	9,652	10,653
8 Equinor ASA	6.500%	12/1/28	225	297
Equinor ASA	5.100%	8/17/40	11,100	14,321
Equinor ASA	4.250%	11/23/41	3,100	3,632
Equinor ASA	3.950%	5/15/43	2,550	2,876
Equinor ASA	4.800%	11/8/43	12,295	15,615
European Bank for Reconstruction &
Development	2.000%	2/1/21	35,000	35,084
European Bank for Reconstruction &
Development	1.875%	7/15/21	5,200	5,213
European Bank for Reconstruction &
Development	1.500%	11/2/21	11,000	10,956
European Bank for Reconstruction &
Development	1.875%	2/23/22	14,300	14,372
European Bank for Reconstruction &
Development	2.750%	3/7/23	24,750	25,671
European Bank for Reconstruction &
Development	1.625%	9/27/24	2,000	2,000
European Investment Bank	1.625%	12/15/20	21,280	21,224
European Investment Bank	4.000%	2/16/21	29,060	29,932
European Investment Bank	2.000%	3/15/21	52,850	53,033
European Investment Bank	2.500%	4/15/21	28,700	29,030
European Investment Bank	2.375%	5/13/21	11,500	11,620
European Investment Bank	1.625%	6/15/21	13,000	12,984
European Investment Bank	1.375%	9/15/21	2,000	1,989
European Investment Bank	2.125%	10/15/21	24,125	24,350
European Investment Bank	2.875%	12/15/21	31,890	32,733
European Investment Bank	2.250%	3/15/22	71,575	72,656
European Investment Bank	2.625%	5/20/22	22,000	22,568
European Investment Bank	2.375%	6/15/22	44,995	45,902
European Investment Bank	2.250%	8/15/22	14,470	14,733
European Investment Bank	1.375%	9/6/22	33,000	32,789
European Investment Bank	2.000%	12/15/22	867	878
European Investment Bank	2.500%	3/15/23	63,300	65,207
European Investment Bank	2.875%	8/15/23	32,200	33,735

European Investment Bank	3.125%	12/14/23	12,000	12,737
European Investment Bank	3.250%	1/29/24	59,480	63,550
European Investment Bank	2.625%	3/15/24	52,370	54,655
European Investment Bank	2.250%	6/24/24	17,000	17,489
European Investment Bank	1.875%	2/10/25	15,100	15,300
European Investment Bank	2.125%	4/13/26	26,000	26,741
European Investment Bank	2.375%	5/24/27	8,000	8,402
European Investment Bank	4.875%	2/15/36	14,460	20,035
Export Development Canada	2.000%	11/30/20	23,335	23,370
Export Development Canada	1.500%	5/26/21	17,900	17,842
Export Development Canada	1.375%	10/21/21	18,040	17,919
Export Development Canada	1.750%	7/18/22	10,525	10,551
Export Development Canada	2.500%	1/24/23	5,250	5,394
Export Development Canada	2.750%	3/15/23	8,850	9,181
Export Development Canada	2.625%	2/21/24	5,000	5,215
Export-Import Bank of Korea	2.500%	11/1/20	16,000	16,043
Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,482
Export-Import Bank of Korea	2.500%	5/10/21	6,000	6,032
Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,172
Export-Import Bank of Korea	1.875%	10/21/21	13,450	13,371
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,137
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,692
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,529
Export-Import Bank of Korea	3.000%	11/1/22	8,000	8,197
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,601
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,235
Export-Import Bank of Korea	2.875%	1/21/25	3,000	3,101
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,568
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,104
Export-Import Bank of Korea	3.250%	8/12/26	425	449
FMS Wertmanagement AoeR	2.000%	8/1/22	46,500	46,923
Hydro-Quebec	8.400%	1/15/22	4,215	4,819
Hydro-Quebec	8.050%	7/7/24	7,240	9,186
Hydro-Quebec	8.500%	12/1/29	3,940	6,108
Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,550	1,558
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,208
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,325
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	10,662
Inter-American Development Bank	2.125%	11/9/20	22,580	22,656
Inter-American Development Bank	1.875%	3/15/21	3,400	3,405
Inter-American Development Bank	2.625%	4/19/21	24,089	24,406
Inter-American Development Bank	1.875%	7/23/21	5,000	5,016
Inter-American Development Bank	2.125%	1/18/22	51,750	52,292
Inter-American Development Bank	1.750%	4/14/22	25,600	25,676
Inter-American Development Bank	1.750%	9/14/22	30,850	30,965
Inter-American Development Bank	3.000%	9/26/22	24,000	24,961
Inter-American Development Bank	2.500%	1/18/23	47,275	48,604
Inter-American Development Bank	3.000%	10/4/23	34,050	35,871
Inter-American Development Bank	3.000%	2/21/24	13,000	13,765
Inter-American Development Bank	2.125%	1/15/25	14,000	14,338
Inter-American Development Bank	7.000%	6/15/25	4,575	5,797
Inter-American Development Bank	2.000%	6/2/26	27,625	28,176
Inter-American Development Bank	2.000%	7/23/26	5,600	5,714
Inter-American Development Bank	2.375%	7/7/27	28,500	29,845
Inter-American Development Bank	3.125%	9/18/28	25,000	27,898
Inter-American Development Bank	2.250%	6/18/29	5,300	5,539
Inter-American Development Bank	3.200%	8/7/42	3,375	3,915

Inter-American Development Bank	4.375%	1/24/44	4,600	6,322
International Bank for Reconstruction &
Development	2.125%	11/1/20	20,210	20,268
International Bank for Reconstruction &
Development	1.625%	3/9/21	27,125	27,078
International Bank for Reconstruction &
Development	1.375%	5/24/21	35,300	35,105
International Bank for Reconstruction &
Development	2.250%	6/24/21	10,250	10,346
International Bank for Reconstruction &
Development	2.750%	7/23/21	49,669	50,604
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,810	34,607
International Bank for Reconstruction &
Development	2.125%	12/13/21	15,270	15,420
International Bank for Reconstruction &
Development	2.000%	1/26/22	79,250	79,899
International Bank for Reconstruction &
Development	1.625%	2/10/22	28,625	28,617
International Bank for Reconstruction &
Development	2.125%	7/1/22	35,225	35,720
International Bank for Reconstruction &
Development	7.625%	1/19/23	19,955	23,751
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,020	6,051
International Bank for Reconstruction &
Development	1.875%	6/19/23	64,975	65,640
International Bank for Reconstruction &
Development	3.000%	9/27/23	41,368	43,629
International Bank for Reconstruction &
Development	2.500%	3/19/24	26,645	27,679
International Bank for Reconstruction &
Development	1.500%	8/28/24	30,000	29,851
International Bank for Reconstruction &
Development	2.500%	11/25/24	34,250	35,757
International Bank for Reconstruction &
Development	2.500%	7/29/25	47,450	49,665
International Bank for Reconstruction &
Development	3.125%	11/20/25	19,620	21,286
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	629
International Bank for Reconstruction &
Development	2.500%	11/22/27	15,000	15,905
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,500	3,357
International Finance Corp.	2.250%	1/25/21	33,625	33,818
International Finance Corp.	2.000%	10/24/22	9,604	9,718
International Finance Corp.	2.875%	7/31/23	13,914	14,559
International Finance Corp.	2.125%	4/7/26	15,290	15,719
9 Japan Bank for International Cooperation	2.125%	11/16/20	29,090	29,131
9 Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,594
9 Japan Bank for International Cooperation	3.125%	7/20/21	3,225	3,295
9 Japan Bank for International Cooperation	1.500%	7/21/21	18,100	17,976
9 Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,264
9 Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,235
9 Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,466
9 Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,509

9	Japan Bank for International Cooperation	3.250%	7/20/23	6,675	6,999
9	Japan Bank for International Cooperation	3.375%	7/31/23	225	237
9	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	19,968
9	Japan Bank for International Cooperation	2.500%	5/23/24	15,000	15,394
9	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,031
9	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,632
9	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,638
9	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,281
9	Japan Bank for International Cooperation	2.875%	6/1/27	12,000	12,714
9	Japan Bank for International Cooperation	2.875%	7/21/27	12,700	13,459
9	Japan Bank for International Cooperation	2.750%	11/16/27	35,350	37,167
9	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,366
9	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	18,146
9	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,737
9	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,949
10	KFW	2.750%	10/1/20	13,950	14,070
10	KFW	1.875%	12/15/20	66,035	66,050
10	KFW	1.625%	3/15/21	1,100	1,097
10	KFW	2.375%	3/24/21	41,000	41,374
10	KFW	2.625%	4/12/21	35,000	35,445
10	KFW	1.500%	6/15/21	35,600	35,458
10	KFW	2.375%	8/25/21	19,590	19,829
10	KFW	1.750%	9/15/21	33,300	33,327
10	KFW	2.000%	11/30/21	14,715	14,812
10	KFW	3.125%	12/15/21	54,665	56,392
10	KFW	2.625%	1/25/22	32,500	33,218
10	KFW	2.125%	3/7/22	70,000	70,839
10	KFW	2.125%	6/15/22	52,200	52,894
10	KFW	1.750%	8/22/22	10,000	10,037
10	KFW	2.000%	10/4/22	24,875	25,151
10	KFW	2.375%	12/29/22	49,000	50,179
10	KFW	2.125%	1/17/23	23,700	24,082
10	KFW	1.375%	8/5/24	5,200	5,140
10	KFW	2.500%	11/20/24	39,500	41,194
10	KFW	2.000%	5/2/25	16,640	16,962
10	KFW	2.875%	4/3/28	18,635	20,357
10	KFW	0.000%	4/18/36	9,385	6,574
10	KFW	0.000%	6/29/37	23,742	16,237
	Korea Development Bank	2.500%	1/13/21	5,000	5,026
	Korea Development Bank	4.625%	11/16/21	9,800	10,290
	Korea Development Bank	2.625%	2/27/22	14,000	14,168
	Korea Development Bank	3.000%	9/14/22	30,650	31,409
	Korea Development Bank	3.375%	3/12/23	24,200	25,223
	Korea Development Bank	2.750%	3/19/23	3,100	3,168
	Korea Development Bank	3.750%	1/22/24	14,400	15,369
	Korea Development Bank	3.250%	2/19/24	1,000	1,048
	Korea Development Bank	2.125%	10/1/24	4,300	4,312
	Korea Development Bank	3.000%	1/13/26	1,500	1,556
10	Kreditanstalt fuer Wiederaufbau	2.500%	2/15/22	58,700	59,841
10	Kreditanstalt fuer Wiederaufbau	2.625%	2/28/24	30,000	31,282
10	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	2,225	2,226
	Landwirtschaftliche Rentenbank	1.750%	9/24/21	8,000	8,003
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,082
10	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,367
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,293
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,591
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,126

10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,122
10	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,416
	Nexen Energy ULC	7.875%	3/15/32	4,075	6,065
	Nexen Energy ULC	5.875%	3/10/35	690	909
	Nexen Energy ULC	6.400%	5/15/37	10,400	14,705
	Nexen Energy ULC	7.500%	7/30/39	4,275	6,859
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,558
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,594
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,958
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,094
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,141
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,469
	North American Development Bank	2.400%	10/26/22	3,450	3,472
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,855
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,890
11	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	4,043
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,533
11	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,104
11	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	999
11	Oesterreichische Kontrollbank AG	2.875%	3/13/23	3,000	3,119
11	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,282
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,155	3,561
4	Oriental Republic of Uruguay	4.500%	8/14/24	9,793	10,582
4	Oriental Republic of Uruguay	4.375%	10/27/27	9,995	10,970
4,7	Oriental Republic of Uruguay	4.375%	1/23/31	18,104	20,005
	Oriental Republic of Uruguay	7.875%	1/15/33	200	297
4	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,725
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	7,039
4	Oriental Republic of Uruguay	5.100%	6/18/50	26,410	31,329
4	Oriental Republic of Uruguay	4.975%	4/20/55	23,582	27,591
	Petroleos Mexicanos	5.500%	1/21/21	7,410	7,659
	Petroleos Mexicanos	6.375%	2/4/21	1,883	1,964
	Petroleos Mexicanos	4.875%	1/24/22	30,357	31,552
	Petroleos Mexicanos	5.375%	3/13/22	18,466	19,460
	Petroleos Mexicanos	3.500%	1/30/23	10,140	10,116
	Petroleos Mexicanos	4.625%	9/21/23	14,312	14,739
	Petroleos Mexicanos	4.875%	1/18/24	10,892	11,169
4	Petroleos Mexicanos	2.290%	2/15/24	675	680
	Petroleos Mexicanos	4.250%	1/15/25	4,600	4,519
	Petroleos Mexicanos	2.378%	4/15/25	1,140	1,152
	Petroleos Mexicanos	4.500%	1/23/26	4,240	4,097
	Petroleos Mexicanos	6.875%	8/4/26	26,433	28,413
	Petroleos Mexicanos	6.500%	3/13/27	47,799	49,620
	Petroleos Mexicanos	5.350%	2/12/28	31,072	29,599
	Petroleos Mexicanos	6.500%	1/23/29	14,025	14,217
8	Petroleos Mexicanos	6.840%	1/23/30	13,700	14,149
	Petroleos Mexicanos	6.625%	6/15/35	22,000	21,539
	Petroleos Mexicanos	6.625%	6/15/38	5,940	5,608
	Petroleos Mexicanos	6.500%	6/2/41	17,825	16,957
	Petroleos Mexicanos	5.500%	6/27/44	8,325	7,059
	Petroleos Mexicanos	6.375%	1/23/45	23,080	21,406
	Petroleos Mexicanos	5.625%	1/23/46	13,286	11,314
	Petroleos Mexicanos	6.750%	9/21/47	62,084	59,175
	Petroleos Mexicanos	6.350%	2/12/48	37,204	34,106
8	Petroleos Mexicanos	7.690%	1/23/50	7,000	7,302
	Province of Alberta	2.200%	7/26/22	20,105	20,349
	Province of Alberta	3.350%	11/1/23	17,910	19,037

Province of Alberta	2.950%	1/23/24	12,350	12,953
Province of Alberta	3.300%	3/15/28	14,000	15,456
Province of British Columbia	2.650%	9/22/21	13,150	13,373
Province of British Columbia	2.000%	10/23/22	17,150	17,300
Province of British Columbia	2.250%	6/2/26	1,150	1,180
Province of British Columbia	7.250%	9/1/36	2,681	4,400
Province of Manitoba	2.100%	9/6/22	7,100	7,169
Province of Manitoba	2.600%	4/16/24	9,700	10,056
Province of Manitoba	3.050%	5/14/24	4,800	5,071
Province of Manitoba	2.125%	6/22/26	9,782	9,900
Province of New Brunswick	2.500%	12/12/22	4,005	4,080
Province of New Brunswick	3.625%	2/24/28	5,300	5,918
Province of Nova Scotia	9.125%	5/1/21	1,280	1,417
Province of Ontario	2.550%	2/12/21	40,000	40,358
Province of Ontario	2.500%	9/10/21	16,000	16,209
Province of Ontario	2.400%	2/8/22	16,000	16,232
Province of Ontario	2.550%	4/25/22	17,100	17,433
Province of Ontario	2.250%	5/18/22	27,900	28,274
Province of Ontario	2.450%	6/29/22	1,525	1,553
Province of Ontario	2.200%	10/3/22	16,725	16,932
Province of Ontario	3.400%	10/17/23	35,765	38,047
Province of Ontario	3.050%	1/29/24	20,050	21,133
Province of Ontario	3.200%	5/16/24	10,000	10,626
Province of Ontario	2.500%	4/27/26	8,000	8,319
Province of Ontario	2.300%	6/15/26	20,000	20,485
Province of Ontario	2.000%	10/2/29	17,000	17,072
Province of Quebec	2.750%	8/25/21	13,725	13,975
Province of Quebec	2.375%	1/31/22	8,000	8,118
Province of Quebec	2.625%	2/13/23	34,919	35,918
Province of Quebec	7.125%	2/9/24	8,675	10,530
Province of Quebec	2.875%	10/16/24	9,400	9,897
Province of Quebec	2.500%	4/20/26	500	520
Province of Quebec	2.750%	4/12/27	43,050	45,564
Province of Quebec	7.500%	9/15/29	11,407	16,844
Province of Saskatchewan	8.500%	7/15/22	2,707	3,177
Republic of Chile	3.250%	9/14/21	5,395	5,517
Republic of Chile	2.250%	10/30/22	1,000	1,004
Republic of Chile	3.125%	3/27/25	7,330	7,672
Republic of Chile	3.125%	1/21/26	8,894	9,350
4 Republic of Chile	3.240%	2/6/28	18,410	19,570
Republic of Chile	3.860%	6/21/47	8,000	9,224
4 Republic of Chile	3.500%	1/25/50	8,900	9,640
Republic of Colombia	4.375%	7/12/21	10,885	11,266
4 Republic of Colombia	2.625%	3/15/23	22,050	22,141
Republic of Colombia	4.000%	2/26/24	23,633	24,903
Republic of Colombia	8.125%	5/21/24	1,800	2,225
4 Republic of Colombia	4.500%	1/28/26	22,717	24,790
4 Republic of Colombia	3.875%	4/25/27	13,450	14,263
4 Republic of Colombia	4.500%	3/15/29	16,300	18,093
Republic of Colombia	10.375%	1/28/33	3,850	6,154
Republic of Colombia	7.375%	9/18/37	9,600	13,656
Republic of Colombia	6.125%	1/18/41	21,000	27,406
4 Republic of Colombia	5.625%	2/26/44	22,250	27,812
4 Republic of Colombia	5.000%	6/15/45	42,620	49,759
Republic of Colombia	5.200%	5/15/49	18,300	22,074
Republic of Finland	6.950%	2/15/26	1,000	1,266
Republic of Hungary	6.375%	3/29/21	50,045	53,103

Republic of Hungary	5.375%	2/21/23	36,900	40,543
Republic of Hungary	5.750%	11/22/23	175	198
Republic of Hungary	5.375%	3/25/24	10,000	11,288
Republic of Hungary	7.625%	3/29/41	12,215	20,308
Republic of Indonesia	2.950%	1/11/23	2,475	2,506
Republic of Indonesia	4.450%	2/11/24	2,400	2,577
Republic of Indonesia	3.500%	1/11/28	15,400	15,920
Republic of Indonesia	4.100%	4/24/28	7,850	8,488
Republic of Indonesia	4.750%	2/11/29	11,150	12,697
Republic of Indonesia	3.400%	9/18/29	3,250	3,372
8 Republic of Indonesia	4.750%	7/18/47	4,400	5,033
Republic of Indonesia	4.350%	1/11/48	15,545	17,098
Republic of Indonesia	5.350%	2/11/49	6,300	8,049
Republic of Italy	6.875%	9/27/23	24,693	28,527
Republic of Italy	5.375%	6/15/33	16,945	19,903
Republic of Korea	3.875%	9/11/23	1,200	1,287
Republic of Korea	5.625%	11/3/25	575	689
Republic of Korea	2.750%	1/19/27	33,400	34,610
Republic of Korea	4.125%	6/10/44	5,635	7,044
Republic of Korea	3.875%	9/20/48	4,193	5,147
4 Republic of Panama	4.000%	9/22/24	14,467	15,444
4 Republic of Panama	3.750%	3/16/25	12,200	12,917
Republic of Panama	7.125%	1/29/26	7,622	9,575
Republic of Panama	8.875%	9/30/27	4,246	6,082
4 Republic of Panama	3.875%	3/17/28	11,190	12,169
Republic of Panama	9.375%	4/1/29	8,380	12,811
4 Republic of Panama	3.160%	1/23/30	1,800	1,858
4 Republic of Panama	6.700%	1/26/36	20,923	29,711
4 Republic of Panama	4.500%	5/15/47	11,543	13,678
4 Republic of Panama	4.500%	4/16/50	15,318	18,114
4 Republic of Panama	4.300%	4/29/53	5,950	6,961
4 Republic of Panama	3.870%	7/23/60	3,000	3,247
Republic of Peru	7.350%	7/21/25	100	127
Republic of Peru	4.125%	8/25/27	800	895
Republic of Peru	2.844%	6/20/30	8,850	9,157
Republic of Peru	8.750%	11/21/33	25,118	41,535
4 Republic of Peru	6.550%	3/14/37	10,180	14,913
Republic of Peru	5.625%	11/18/50	24,583	36,170
Republic of Poland	5.125%	4/21/21	14,650	15,364
Republic of Poland	5.000%	3/23/22	19,385	20,791
Republic of Poland	3.000%	3/17/23	24,675	25,477
Republic of Poland	4.000%	1/22/24	17,000	18,402
Republic of Poland	3.250%	4/6/26	14,350	15,247
Republic of the Philippines	4.000%	1/15/21	22,275	22,776
Republic of the Philippines	4.200%	1/21/24	8,200	8,887
Republic of the Philippines	9.500%	10/21/24	2,170	2,924
Republic of the Philippines	10.625%	3/16/25	8,525	12,159
Republic of the Philippines	5.500%	3/30/26	9,350	11,185
Republic of the Philippines	3.000%	2/1/28	25,000	26,218
Republic of the Philippines	3.750%	1/14/29	14,000	15,645
Republic of the Philippines	9.500%	2/2/30	16,750	27,323
Republic of the Philippines	7.750%	1/14/31	13,300	19,967
Republic of the Philippines	6.375%	1/15/32	10,004	13,843
Republic of the Philippines	6.375%	10/23/34	16,540	23,880
Republic of the Philippines	5.000%	1/13/37	8,950	11,646
Republic of the Philippines	3.950%	1/20/40	26,649	31,473
Republic of the Philippines	3.700%	3/1/41	15,608	17,988

Republic of the Philippines	3.700%	2/2/42	16,288	18,851
8 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	450	567
State of Israel	4.000%	6/30/22	8,200	8,640
State of Israel	3.150%	6/30/23	2,400	2,501
State of Israel	2.875%	3/16/26	30,400	31,961
State of Israel	3.250%	1/17/28	11,800	12,796
State of Israel	4.500%	1/30/43	8,980	10,945
State of Israel	4.125%	1/17/48	10,825	12,733
Svensk Exportkredit AB	2.750%	10/7/20	13,565	13,673
Svensk Exportkredit AB	1.750%	3/10/21	15,500	15,481
Svensk Exportkredit AB	2.375%	4/9/21	3,700	3,730
Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,237
Svensk Exportkredit AB	1.625%	9/12/21	20,900	20,839
Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,060
Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,668
Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,727
Syngenta Finance NV	3.125%	3/28/22	9,895	9,947
United Mexican States	3.625%	3/15/22	42,012	43,333
United Mexican States	8.000%	9/24/22	360	415
United Mexican States	4.000%	10/2/23	15,073	15,887
United Mexican States	3.600%	1/30/25	28,936	30,067
United Mexican States	4.125%	1/21/26	20,790	22,020
United Mexican States	4.150%	3/28/27	34,155	36,135
United Mexican States	3.750%	1/11/28	29,400	30,223
United Mexican States	4.500%	4/22/29	23,100	25,106
United Mexican States	8.300%	8/15/31	4,390	6,435
United Mexican States	7.500%	4/8/33	2,100	2,942
United Mexican States	6.750%	9/27/34	6,810	9,166
United Mexican States	6.050%	1/11/40	26,002	32,791
United Mexican States	4.750%	3/8/44	54,033	58,485
United Mexican States	5.550%	1/21/45	12,525	15,157
United Mexican States	4.600%	1/23/46	22,191	23,633
United Mexican States	4.350%	1/15/47	22,860	23,517
United Mexican States	4.600%	2/10/48	13,596	14,548
4 United Mexican States	4.500%	1/31/50	10,200	10,759
United Mexican States	5.750%	10/12/10	31,387	36,162
Total Sovereign Bonds (Cost $7,215,782)				7,569,290
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,195	2,249
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,105	3,438
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	3,625	5,896
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	400	583
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	6,245	9,021
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	1,230	1,695

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	750	1,213
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	2,850	5,100
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,785	2,702
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	20,321
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	4,241
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	11,719
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	8,975	9,031
California GO	2.800%	4/1/21	8,000	8,116
California GO	5.700%	11/1/21	14,805	15,954
California GO	2.367%	4/1/22	9,245	9,362
California GO	3.375%	4/1/25	4,225	4,486
California GO	2.650%	4/1/26	5,000	5,137
California GO	3.500%	4/1/28	5,500	5,999
California GO	4.500%	4/1/33	8,800	10,007
California GO	7.500%	4/1/34	14,855	22,893
California GO	4.600%	4/1/38	11,425	12,730
California GO	7.550%	4/1/39	17,345	28,697
California GO	7.300%	10/1/39	11,735	18,367
California GO	7.350%	11/1/39	11,190	17,581
California GO	7.625%	3/1/40	14,230	23,349
California GO	7.600%	11/1/40	20,015	33,860
California State University Systemwide
Revenue	3.899%	11/1/47	2,325	2,652
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	902
Chicago IL GO	7.045%	1/1/29	4,950	5,513
Chicago IL GO	7.375%	1/1/33	2,050	2,445
Chicago IL GO	5.432%	1/1/42	2,500	2,534
Chicago IL GO	6.314%	1/1/44	2,400	2,640
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	5,110	6,914
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,570	2,326
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	6,655	8,414
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,475	3,331
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,768
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,534
Commonwealth Financing Authority
Pennslyvania Revenue	3.807%	6/1/41	2,500	2,765
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	5,614
Connecticut GO	5.632%	12/1/29	1,610	1,997
Connecticut GO	5.090%	10/1/30	800	944
Connecticut GO	5.850%	3/15/32	9,890	13,009
Cook County IL GO	6.229%	11/15/34	2,695	3,616

	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,163
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,713
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	4,004
	Dallas TX Convention Center Hotel
	Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,952
	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,586
	Dallas-Fort Worth TX International Airport
	Revenue	2.994%	11/1/38	2,500	2,515
	Dallas-Fort Worth TX International Airport
	Revenue	3.144%	11/1/45	3,575	3,622
	District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	12,968
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	8,750	12,345
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	2,390	3,374
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	5,000	5,059
	George Washington University District of
	Columbia	4.300%	9/15/44	1,575	1,885
	George Washington University District of
	Columbia	4.868%	9/15/45	39	51
	George Washington University District of
	Columbia	4.126%	9/15/48	8,046	9,471
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,223	9,969
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,644	9,476
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,072	7,148
	Houston TX GO	6.290%	3/1/32	11,795	14,694
	Illinois GO	4.950%	6/1/23	1,855	1,941
	Illinois GO	5.100%	6/1/33	54,770	59,324
	Illinois GO	6.630%	2/1/35	5,475	6,453
	Illinois GO	6.725%	4/1/35	3,550	4,161
	Illinois GO	7.350%	7/1/35	5,800	7,071
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,788
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	5,090	5,619
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,285	2,753
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,750	3,347
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	176
12	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,578
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	4,605	7,704
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,314
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	618
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	10,459
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,220

	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,383
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	19,444
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,535
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	8,763
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,450
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,161
	Massachusetts GO	4.200%	12/1/21	8,980	9,285
	Massachusetts GO	4.500%	8/1/31	350	415
	Massachusetts GO	5.456%	12/1/39	5,250	7,004
	Massachusetts GO	2.813%	9/1/43	7,000	6,811
	Massachusetts GO	2.900%	9/1/49	3,425	3,338
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,793
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	3,375	4,680
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,292
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,761
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,155	6,748
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,291
	Mississippi GO	5.245%	11/1/34	2,020	2,574
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	3,500	3,890
13	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	10,800	13,796
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,966
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,842
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,983
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	17,740
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	26,275
	New York City NY GO	6.646%	12/1/31	100	105
	New York City NY GO	6.246%	6/1/35	950	976
	New York City NY GO	5.517%	10/1/37	3,225	4,263
	New York City NY GO	6.271%	12/1/37	5,425	7,773
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	580	828
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,104
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,141
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,469
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	526

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,387
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	13,341
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	13,990	20,643
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,725
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,017
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,421
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	15,431
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,283
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	9,217
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	1,150	1,453
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	3,085	4,066
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,368
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,948
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	7,225	11,828
	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,404
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	2,043
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	4,500	5,124
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,431	7,224
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,313
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,100	2,902
	Oregon GO	5.762%	6/1/23	507	552
	Oregon GO	5.892%	6/1/27	8,130	9,890
12	Oregon School Boards Association GO	5.528%	6/30/28	375	446
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	1,947	2,288
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	3,050	4,194
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,060	2,725
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	3,080	4,240
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,900	6,745
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	5,025	6,667
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	3,370	3,773

Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	1,800	2,116
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	5,560	7,517
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	18,410	23,407
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	7,385	9,757
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	4,300	4,253
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	107
President & Fellows of Harvard College	3.619%	10/1/37	2,700	3,029
President & Fellows of Harvard College	4.875%	10/15/40	3,680	4,918
President & Fellows of Harvard College	3.150%	7/15/46	3,800	4,064
Princeton University	5.700%	3/1/39	6,600	9,431
Regents of the University of California
Revenue	3.063%	7/1/25	9,060	9,514
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,500	2,294
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	2,900	3,959
Rutgers The State University of New Jersey	3.915%	5/1/19	2,395	2,396
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,400	8,806
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,000	3,255
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,183
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,341
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	9,993
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,692
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,760	2,631
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	9,106
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,448
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,789
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,253
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	5,100	5,130
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	10,867
Texas GO	5.517%	4/1/39	7,690	10,624
Texas Transportation Commission Revenue	5.178%	4/1/30	4,350	5,353
Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,094
University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,925	7,440
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,180	1,776

	University of California Revenue	4.601%	5/15/31	8,330	9,792
	University of California Revenue	5.770%	5/15/43	5,790	7,876
	University of California Revenue	5.946%	5/15/45	5,510	7,657
	University of California Revenue	4.858%	5/15/12	8,768	11,501
	University of California Revenue	4.767%	5/15/15	2,975	3,834
	University of North Carolina University
	System Revenue	3.327%	12/1/36	90	98
	University of Southern California	5.250%	10/1/11	1,840	2,696
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	4,400	4,732
	University of Texas Revenue	3.354%	8/15/47	2,375	2,581
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,700	2,173
	University of Virginia Revenue	4.179%	9/1/17	2,100	2,627
	Utah GO	4.554%	7/1/24	7,680	8,177
	Utah GO	3.539%	7/1/25	4,400	4,640
	Washington GO	5.140%	8/1/40	3,320	4,386
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,249
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	3,050	3,246
12	Wisconsin GO	5.700%	5/1/26	2,780	3,163
Total Taxable Municipal Bonds (Cost $1,052,867)					1,244,220
				Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
14	Vanguard Market Liquidity Fund (Cost
	$4,009,210)	2.098%		40,089,407	4,009,342
Total Investments (101.6%) (Cost $181,441,850)					189,794,159
Other Assets and Liabilities-Net (-1.6%)					(3,033,094)
Net Assets (100%)					186,761,065

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $278,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2019.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2019.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $1,090,910,000, representing 0.6% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).The fund had no open futures contracts at September 30,
2019.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics

Total Bond Market II Index Fund

(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2019, counterparties had deposited in segregated accounts cash of $890,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total Bond Market II Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	122,336,950	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,730,741	12,642
Corporate Bonds	—	49,890,974	—
Sovereign Bonds	—	7,569,290	—
Taxable Municipal Bonds	—	1,244,220	—
Temporary Cash Investments	4,009,342	—	—
Total	4,009,342	185,772,175	12,642